Schedule of Investments (unaudited)
July 31, 2024
BlackRock Global Equity Market Neutral Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Japan — 0.2%
Timee, Inc.(a)	501,400	$ 4,853,176
United States — 2.2%
Citigroup, Inc.	255,000	16,544,400
Ibotta, Inc., Class A(a)	2,994	201,316
Lineage, Inc.(a)	41,159	3,617,053
Netflix, Inc.(a)	27,000	16,965,450
Palantir Technologies, Inc., Class A(a)	4	108
Procter & Gamble Co.	74,000	11,896,240
		49,224,567
Total Common Stocks — 2.4% (Cost: $43,294,820)		54,077,743
Preferred Securities
Preferred Stocks — 0.2%(b)
United States — 0.2%
AliphCom
Series 6, (Acquired 12/15/15, Cost: $—)(c)	8,264	—
Series 8	823,530	8
Illumio, Inc., Series C, (Acquired 03/10/15, Cost: $1,500,001)(c)	466,730	4,149,230
		4,149,238
Total Preferred Securities — 0.2% (Cost: $3,250,011)		4,149,238

	Par (000)
U.S. Treasury Obligations
U.S. Treasury Floating Rate Notes(d)
(3-mo. U.S. Treasury money market yield + 0.15%), 5.36%, 04/30/26	$20,300	20,307,444
(3-mo. U.S. Treasury money market yield + 0.17%), 5.38%, 10/31/25	15,182	15,190,111
(3-mo. U.S. Treasury money market yield + 0.25%), 5.46%, 01/31/26	22,265	22,299,955
U.S. Treasury Notes, (3-mo. U.S. Treasury money market yield + 0.18%), 5.39%, 07/31/26(d)	25,000	25,015,963
Total U.S. Treasury Obligations — 3.8% (Cost: $82,751,112)		82,813,473
Total Long-Term Investments — 6.4% (Cost: $129,295,943)		141,040,454
Short-Term Securities
U.S. Government Sponsored Agency Securities — 0.2%
Federal Home Loan Bank Discount Notes, 4.81%, 12/30/24	3,090	3,025,093
Security	Par (000)	Value
U.S. Treasury Obligations — 93.4%
U.S. Treasury Bills(e)
5.38%, 08/01/24 - 10/03/24	$1,040,441	$ 1,036,066,814
5.40%, 08/08/24 - 08/22/24	29,310	29,267,691
5.37%, 08/13/24 - 11/21/24	455,119	452,175,767
Series WI, 5.40%, 08/15/24	71,696	71,548,894
5.36%, 08/29/24 - 12/19/24	155,440	153,543,604
5.39%, 09/05/24 - 10/31/24	158,155	157,109,006
5.34%, 10/17/24	4,100	4,054,842
5.30%, 11/19/24	7,201	7,088,726
5.25%, 12/26/24	21,645	21,210,748
5.29%, 01/09/25	12,849	12,566,852
4.81%, 01/23/25	5,125	5,002,672
5.13%, 01/30/25	10,500	10,239,980
5.06%, 03/20/25	2,001	1,940,728
5.02%, 07/10/25	16,000	15,306,251
U.S. Treasury Floating Rate Notes(d)
(3-mo. U.S. Treasury money market yield + 0.14%), 5.39%, 10/31/24	54,540	54,543,869
(3-mo. U.S. Treasury money market yield + 0.20%), 5.44%, 01/31/25	20,175	20,181,014
U.S. Treasury Notes
4.99%, 02/28/25	264	258,161
5.03%, 02/28/25	263	259,591
		2,052,365,210
Total Short-Term Securities — 93.6% (Cost: $2,055,286,120)		2,055,390,303
Options Purchased — 0.0% (Cost: $984,365)		580,125
Total Investments Before Options Written — 100.0% (Cost: $2,185,566,428)		2,197,010,882
Options Written — (0.0)% (Premiums Received: $(233,226))		(94,500)
Total Investments, Net of Options Written — 100.0% (Cost: $2,185,333,202)		2,196,916,382
Liabilities in Excess of Other Assets — 0.0%		(408,955)
Net Assets — 100.0%		$ 2,196,507,427

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,149,230, representing 0.2% of its net assets as of period end, and an original cost of $1,500,001.

(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Rates are discount rates or a range of discount rates as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares(a)	$ 14,255,848	$ —	$ (14,255,848)(b)	$ —	$ —	$ —	—	$ 101,112	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	255	09/12/24	$ 47,131	$ (21,476)
S&P/TSE 60 Index	233	09/19/24	46,757	2,499,837
DAX Index	23	09/20/24	11,569	16,578
FTSE/MIB Index	229	09/20/24	42,069	(236,035)
S&P 500 E-Mini Index	392	09/20/24	108,937	1,812,625
S&P 500 Annual Dividend Index	375	12/19/25	7,177	391,711
S&P 500 Annual Dividend Index	366	12/18/26	7,119	158,625
				4,621,865
Short Contracts
CAC 40 Index	234	08/16/24	19,083	(1,798)
IBEX 35 Index	337	08/16/24	40,497	183,953
OMX Stockholm 30 Index	424	08/16/24	10,360	(34,437)
CBOE Volatility Index	192	08/21/24	3,072	(332,864)
MSCI Singapore Index	220	08/29/24	5,185	(60,487)
SPI 200 Index	255	09/19/24	33,696	(1,022,510)
FTSE 100 Index	479	09/20/24	51,510	(653,465)
				(1,921,608)
				$ 2,700,257
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ARK Innovation ETF	5,250	09/20/24	USD	49.00	USD	23,903	$ 580,125
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ARK Innovation ETF	5,250	09/20/24	USD	56.00	USD	23,903	$ (94,500)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

OTC Total Return Swaps — Future
Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Amsterdam Index Future August 2024	EUR	24,007,416	HSBC Bank PLC	08/16/24	EUR	25,978	$ (276,487)	$ —	$ (276,487)
Amsterdam Index Future August 2024	EUR	12,809,157	HSBC Bank PLC	08/16/24	EUR	13,861	86,032	—	86,032
Amsterdam Index Future August 2024	EUR	547,664	HSBC Bank PLC	08/16/24	EUR	593	5,094	—	5,094
Amsterdam Index Future August 2024	EUR	1,792,901	HSBC Bank PLC	08/16/24	EUR	1,940	52,310	—	52,310
Amsterdam Index Future August 2024	EUR	543,163	HSBC Bank PLC	08/16/24	EUR	588	9,965	—	9,965
Swiss Market Index Future September 2024	CHF	2,708,997	HSBC Bank PLC	09/20/24	CHF	3,077	6,075	—	6,075
FTSE 100 Dividend Index Future December 2024	GBP	336,911	Morgan Stanley & Co. International PLC	12/20/24	GBP	433	(9,414)	—	(9,414)
FTSE 100 Dividend Index Future December 2024	GBP	240,697	Morgan Stanley & Co. International PLC	12/20/24	GBP	309	(10,116)	—	(10,116)
Nikkei Dividend XSIM Future December 2024	JPY	81,237,000	BNP Paribas SA	04/01/25	JPY	536	64,217	—	64,217
Nikkei Dividend XSIM Future December 2024	JPY	155,000,000	BNP Paribas SA	04/01/25	JPY	1,023	131,671	—	131,671
Nikkei Dividend XSIM Future December 2024	JPY	230,130,000	BNP Paribas SA	04/01/25	JPY	1,519	143,346	—	143,346
Nikkei Dividend XSIM Future December 2024	JPY	390,320,000	BNP Paribas SA	04/01/25	JPY	2,576	7,103	—	7,103
Nikkei Dividend XSIM Future December 2024	JPY	216,690,000	BNP Paribas SA	04/01/25	JPY	1,430	(207)	—	(207)
FTSE 100 Dividend Index Future December 2025	GBP	1,270,080	BNP Paribas SA	12/18/25	GBP	1,631	93,408	—	93,408
FTSE 100 Dividend Index Future December 2025	GBP	486,641	Morgan Stanley & Co. International PLC	12/18/25	GBP	625	43,726	—	43,726
FTSE 100 Dividend Index Future December 2025	GBP	809,643	Morgan Stanley & Co. International PLC	12/18/25	GBP	1,040	74,709	—	74,709
FTSE 100 Dividend Index Future December 2025	GBP	598,440	Morgan Stanley & Co. International PLC	12/18/25	GBP	769	(2,142)	—	(2,142)
FTSE 100 Dividend Index Future December 2025	GBP	1,291,888	Morgan Stanley & Co. International PLC	12/18/25	GBP	1,659	(16,825)	—	(16,825)
FTSE 100 Dividend Index Future December 2025	GBP	1,018,205	Morgan Stanley & Co. International PLC	12/18/25	GBP	1,308	2,301	—	2,301
Euro Stoxx 50 Dividend Future December 2025	EUR	1,404,340	BNP Paribas SA	12/19/25	EUR	1,520	201,151	—	201,151
Euro Stoxx 50 Dividend Future December 2025	EUR	512,974	Morgan Stanley & Co. International PLC	12/19/25	EUR	555	94,598	—	94,598
Euro Stoxx 50 Dividend Future December 2025	EUR	926,218	Morgan Stanley & Co. International PLC	12/19/25	EUR	1,002	174,201	—	174,201
Euro Stoxx 50 Dividend Future December 2025	EUR	582,655	Morgan Stanley & Co. International PLC	12/19/25	EUR	630	1,625	—	1,625
Euro Stoxx 50 Dividend Future December 2025	EUR	1,498,709	Morgan Stanley & Co. International PLC	12/19/25	EUR	1,622	(23,908)	—	(23,908)
Euro Stoxx 50 Dividend Future December 2025	EUR	1,159,738	Morgan Stanley & Co. International PLC	12/19/25	EUR	1,255	(8,281)	—	(8,281)
Nikkei Dividend XSIM Future December 2025	JPY	547,170,000	BNP Paribas SA	03/31/26	JPY	3,611	406,649	—	406,649
Nikkei Dividend XSIM Future December 2025	JPY	321,640,000	BNP Paribas SA	03/31/26	JPY	2,123	90,705	—	90,705
Nikkei Dividend XSIM Future December 2025	JPY	194,000,000	BNP Paribas SA	03/31/26	JPY	1,280	6,008	—	6,008
FTSE 100 Dividend Index Future December 2026	GBP	1,954,896	Morgan Stanley & Co. International PLC	12/17/26	GBP	2,511	68,470	—	68,470
FTSE 100 Dividend Index Future December 2026	GBP	1,351,806	Morgan Stanley & Co. International PLC	12/17/26	GBP	1,736	27,109	—	27,109
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

OTC Total Return Swaps — Future (continued)
Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
FTSE 100 Dividend Index Future December 2026	GBP	1,250,795	Morgan Stanley & Co. International PLC	12/17/26	GBP	1,607	$ (13,336)	$ —	$ (13,336)
FTSE 100 Dividend Index Future December 2026	GBP	1,015,657	Morgan Stanley & Co. International PLC	12/17/26	GBP	1,305	2,533	—	2,533
Euro Stoxx 50 Dividend Future December 2026	EUR	3,115,504	Morgan Stanley & Co. International PLC	12/18/26	EUR	3,371	(31,639)	—	(31,639)
Euro Stoxx 50 Dividend Future December 2026	EUR	743,293	Morgan Stanley & Co. International PLC	12/18/26	EUR	804	(7,548)	—	(7,548)
Euro Stoxx 50 Dividend Future December 2026	EUR	1,458,437	Morgan Stanley & Co. International PLC	12/18/26	EUR	1,578	(52,453)	—	(52,453)
Euro Stoxx 50 Dividend Future December 2026	EUR	1,145,383	Morgan Stanley & Co. International PLC	12/18/26	EUR	1,239	(35,793)	—	(35,793)
							$ 1,304,857	$ —	$ 1,304,857

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Bank of America N.A.(b)	02/16/28 – 02/18/28	$(3,434,882)	$460,544 (c)	$(2,708,523)	67.7%
	Monthly	Bank of America N.A.(d)	02/16/28 – 02/20/28	985,981	1,011,258 (e)	2,512,810	32.1
	Monthly	Barclays Bank PLC(f)	11/11/24 – 05/08/25	(20,752,585)	9,956,306 (g)	(6,183,509)	143.7
	Monthly	Barclays Bank PLC(h)	11/11/24 – 05/27/25	(17,361,007)	11,746,317 (i)	(1,176,949)	60.6
	Monthly	BNP Paribas SA(j)	03/21/25 – 06/17/26	7,914,165	11,789,221 (k)	19,850,932	78.1
	Monthly	BNP Paribas SA(l)	03/17/25 – 06/17/26	(12,167,432)	6,666,349 (m)	(5,379,448)	26.5
	Monthly	Goldman Sachs Bank USA(n)	08/09/24 – 08/19/26	(11,514,112)	1,595,845 (o)	(9,384,994)	72.1
	Monthly	Goldman Sachs Bank USA(p)	08/18/26 – 08/19/26	4,167,415	(1,084,904)(q)	2,421,960	38.6
	Monthly	UBS AG(r)	04/18/28	(9,271,199)	4,487,657 (s)	(3,886,911)	52.8
	Monthly	UBS AG(t)	05/11/26 – 05/15/28	4,012,804	(4,779,433)(u)	(710,582)	18.8
					$41,849,160	$(4,645,214)

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(265,815) of net dividends and financing fees.
(e)	Amount includes $(515,571) of net dividends and financing fees.
(g)	Amount includes $(4,612,770) of net dividends and financing fees.
(i)	Amount includes $(4,437,741) of net dividends and financing fees.
(k)	Amount includes $(147,546) of net dividends and financing fees.
(m)	Amount includes $(121,635) of net dividends and financing fees.
(o)	Amount includes $(533,273) of net dividends and financing fees.
(q)	Amount includes $660,551 of net dividends and financing fees.
(s)	Amount includes $(896,631) of net dividends and financing fees.
(u)	Amount includes $(56,047) of net dividends and financing fees.

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Equity Securities Long/Short (continued)
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(d)	(b)	(f)
Range: Benchmarks:
0-70 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - 1W Copenhagen Interbank Swap Rate
(CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

10-800 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - 1W Copenhagen Interbank Swap Rate
(CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

0-106 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

	(h)	(j)	(l)

15-850 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

0-350 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
JPY - 1D Overnight Tokyo Average Rate (TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

15-900 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - 1D Overnight Tokyo Average Rate (TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

	(n)	(p)	(r)

0-85 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Danish Tom/Next Reference Rate
(DETNT/N)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)

0-1,414 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Danish Tom/Next Reference Rate
(DETNT/N)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)

1-78 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - TN Stockholm Interbank Offer Rate
(STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01)

Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

(t)

15-727 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - TN Stockholm Interbank Offer Rate
(STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination dates 02/16/28 — 02/18/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	349,892	$2,378,499	(87.8)%
Aristocrat Leisure Ltd.	60,557	2,156,683	(79.6)
Cochlear Ltd.	12,131	2,741,068	(101.2)
Coles Group Ltd.	251,143	2,976,464	(109.9)
South32 Ltd.	2,353,987	4,721,379	(174.3)
Worley Ltd.	164,575	1,632,408	(60.3)
		16,606,501
Austria
BAWAG Group AG	14,219	1,038,413	(38.3)
Belgium
Liberty Global, Ltd., Class C	259,330	5,215,126	(192.5)
Sofina SA	3,983	941,092	(34.8)
Warehouses De Pauw CVA	884	23,947	(0.9)
		6,180,165
Canada
Algonquin Power & Utilities Corp.	75,093	468,838	(17.3)
Barrick Gold Corp.	92,136	1,707,050	(63.0)
Brookfield Asset Management Ltd., Class A	352,661	15,392,280	(568.3)
Brookfield Corp., Class A	223,622	10,905,348	(402.6)
Canadian Tire Corp., Ltd., Class A	5,278	542,002	(20.0)
Cenovus Energy, Inc.	42,899	864,412	(31.9)
CGI, Inc.	76,393	8,710,788	(321.6)
Dollarama, Inc.	14,128	1,324,439	(48.9)
Element Fleet Management Corp.	22,181	424,293	(15.7)
FirstService Corp.	25,895	4,515,050	(166.7)
Great-West Lifeco, Inc.	34,178	1,026,590	(37.9)
IGM Financial, Inc.	16,328	462,645	(17.1)
Keyera Corp.	46,014	1,298,117	(47.9)
Loblaw Cos Ltd.	40,729	5,022,354	(185.4)
Magna International, Inc.	98,053	4,351,362	(160.7)
Shopify, Inc., Class A	1,889	115,695	(4.3)
Security	Shares	Value	% of Basket Value
Canada (continued)
TC Energy Corp.	53,002	$2,250,373	(83.1)%
TELUS Corp.	150,797	2,434,553	(89.9)
West Fraser Timber Co. Ltd.	4,413	391,326	(14.4)
		62,207,515
China
Budweiser Brewing Co APAC Ltd.	27,300	33,149	(1.2)
Denmark
DSV A/S	6,483	1,189,271	(43.9)
Genmab A/S	2,807	792,898	(29.3)
Novo Nordisk A/S, Class B	200,026	26,502,022	(978.5)
Pandora A/S	7,484	1,173,142	(43.3)
		29,657,333
France
Amundi SA	49,239	3,593,496	(132.7)
Dassault Aviation SA	216	43,488	(1.6)
Dassault Systemes SE	49,480	1,875,726	(69.3)
Eiffage SA	43,610	4,340,142	(160.2)
Eurazeo SE	12,571	989,026	(36.5)
Gaztransport Et Technigaz SA	4,223	622,238	(23.0)
Gecina SA	9,630	954,696	(35.2)
Rexel SA	4,036	102,542	(3.8)
Valeo SE	457,687	5,230,062	(193.1)
		17,751,416
Germany
Heidelberg Materials AG	7,446	775,718	(28.6)
K&S AG, Class N, Registered Shares	19,057	245,505	(9.1)
KION Group AG	4,190	165,714	(6.1)
LANXESS AG	3,121	81,479	(3.0)
Nemetschek SE	6,395	610,825	(22.6)
Nordex SE	125,344	1,900,357	(70.2)
Siemens AG, Class N, Registered Shares	23,276	4,261,765	(157.3)
		8,041,363
Hong Kong
Melco Resorts & Entertainment Ltd., ADR	744	4,248	(0.2)
Swire Properties Ltd.	135,400	213,841	(7.9)
		218,089

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Ireland
Kerry Group PLC, Class A	34,016	$3,180,351	(117.4)%
Israel
Nova Ltd.	6,282	1,297,045	(47.9)
Wix.com Ltd.	5,477	854,001	(31.5)
		2,151,046
Italy
Ferrari NV	474	195,085	(7.2)
Saipem SpA	150,973	358,657	(13.3)
		553,742
Japan
Amada Co. Ltd.	131,200	1,540,803	(56.9)
Asahi Kasei Corp.	94,500	681,465	(25.2)
Canon, Inc.	95,700	2,995,572	(110.6)
Daiwa House Industry Co. Ltd.	208,200	5,895,887	(217.7)
ENEOS Holdings, Inc.	115,700	606,215	(22.4)
Hulic Co. Ltd.	136,200	1,329,462	(49.1)
J Front Retailing Co. Ltd.	26,600	322,213	(11.9)
Japan Post Holdings Co. Ltd.	103,600	1,097,172	(40.5)
Japan Tobacco, Inc.	144,000	4,237,226	(156.4)
JGC Holdings Corp.	80,700	685,361	(25.3)
Kakaku.com, Inc.	69,500	971,574	(35.9)
Kyowa Kirin Co. Ltd.	26,500	558,954	(20.6)
Mitsubishi Chemical Group Corp.	48,900	288,815	(10.7)
Mizuho Financial Group, Inc.	258,700	5,913,919	(218.3)
Nikon Corp.	24,900	285,992	(10.6)
Nippon Express Holdings, Inc.	5,200	257,301	(9.5)
Obayashi Corp.	258,700	3,396,556	(125.4)
Obic Co. Ltd.	5,900	899,650	(33.2)
Ono Pharmaceutical Co. Ltd.	69,300	1,022,336	(37.8)
Oracle Corp. Japan	6,500	530,590	(19.6)
Otsuka Corp.	51,700	1,146,074	(42.3)
Panasonic Holdings Corp.	66,500	544,713	(20.1)
Resona Holdings, Inc.	177,200	1,270,690	(46.9)
Sankyo Co. Ltd.	283,900	3,152,418	(116.4)
Shizuoka Financial Group, Inc.	2,700	26,968	(1.0)
Skylark Holdings Co. Ltd.	214,300	2,936,600	(108.4)
Sumitomo Corp.	170,900	4,246,445	(156.8)
Sumitomo Mitsui Trust Holdings, Inc.	301,200	7,613,382	(281.1)
T&D Holdings, Inc.	7,200	134,969	(5.0)
Takeda Pharmaceutical Co. Ltd.	75,000	2,105,570	(77.7)
TIS, Inc.	15,100	323,464	(11.9)
Tokyo Tatemono Co. Ltd.	15,400	268,647	(9.9)
Tokyu Fudosan Holdings Corp.	117,200	846,217	(31.2)
Toyota Tsusho Corp.	228,100	4,560,408	(168.4)
		62,693,628
Luxembourg
ArcelorMittal SA	68,505	1,559,906	(57.6)
CVC Capital Partners PLC	96,734	1,816,901	(67.1)
		3,376,807
Macau
Galaxy Entertainment Group Ltd., Class L	11,000	46,243	(1.7)
Netherlands
NN Group NV	319,788	16,048,292	(592.5)
Redcare Pharmacy NV	1,977	295,963	(10.9)
		16,344,255
Security	Shares	Value	% of Basket Value
New Zealand
Xero Ltd.	22,550	$2,054,692	(75.9)%
Norway
Aker BP ASA	301,931	7,311,016	(269.9)
Equinor ASA	177,615	4,703,280	(173.6)
Gjensidige Forsikring ASA	4,108	69,498	(2.6)
		12,083,794
Spain
Banco de Sabadell SA	1,335,768	2,818,797	(104.1)
Iberdrola SA	380,154	5,021,147	(185.4)
Industria de Diseno Textil SA	26,556	1,290,326	(47.6)
Puig Brands SA, Class B	128,055	3,575,558	(132.0)
Repsol SA	35,000	499,202	(18.4)
		13,205,030
Sweden
Fastighets AB Balder, B Shares	405,273	2,988,619	(110.4)
Investor AB, B Shares	130,256	3,697,983	(136.5)
Trelleborg AB, B Shares	46,136	1,714,532	(63.3)
		8,401,134
Switzerland
ABB Ltd., Class N, Registered Shares	134,499	7,465,584	(275.6)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	265	3,321,404	(122.6)
CRISPR Therapeutics AG	77,829	4,458,823	(164.6)
Givaudan SA, Class N, Registered Shares	1,719	8,433,508	(311.4)
Kuehne & Nagel International AG, Registered Shares	49,108	15,223,018	(562.0)
PSP Swiss Property AG, Class N, Registered Shares	23,176	3,097,031	(114.4)
		41,999,368
United Arab Emirates
Spinneys 1961 Holding PLC	3,238,429	1,322,545	(48.8)
United Kingdom
Aviva PLC	176,105	1,134,447	(41.9)
BAE Systems PLC	659,976	11,007,149	(406.4)
British Land Co. PLC	520,605	2,759,362	(101.9)
Drax Group PLC	32,991	275,957	(10.2)
easyJet PLC	231,360	1,340,326	(49.5)
IG Group Holdings PLC	10,314	124,559	(4.6)
Informa PLC	323,652	3,616,868	(133.5)
International Consolidated Airlines Group SA	2,080,797	4,445,825	(164.2)
J Sainsbury PLC	1,336,849	4,740,730	(175.0)
Just Eat Takeaway.com NV	91,181	1,162,045	(42.9)
Land Securities Group PLC	64,135	524,458	(19.4)
Marks & Spencer Group PLC	470,927	1,988,984	(73.4)
Moneysupermarket.com Group PLC	2	6	(0.0)
Raspberry PI Holdings PLC	165,113	802,347	(29.6)
Smiths Group PLC	219,184	5,034,472	(185.9)
Spectris PLC	62,712	2,460,019	(90.8)
Standard Chartered PLC	1,684,097	16,635,991	(614.2)
Tesco PLC	2,625,244	11,195,274	(413.3)
		69,248,819
United States
Abbott Laboratories	11,483	1,216,509	(44.9)
Adobe, Inc.	2,663	1,469,044	(54.2)
Advanced Drainage Systems, Inc.	32,083	5,679,974	(209.7)
AECOM	40,549	3,674,145	(135.6)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Alaska Air Group, Inc.	72,975	$2,738,752	(101.1)%
Alnylam Pharmaceuticals, Inc.	825	195,905	(7.2)
Amdocs Ltd.	13,467	1,177,958	(43.5)
ARM Holdings PLC, ADR	61,027	8,798,263	(324.8)
Atlassian Corp., Class A	13,487	2,381,400	(87.9)
AutoNation, Inc.	12,783	2,437,974	(90.0)
Avnet, Inc.	5,920	318,259	(11.7)
Bank of New York Mellon Corp.	9,765	635,409	(23.5)
Best Buy Co., Inc.	10,733	928,619	(34.3)
Box, Inc., Class A	73,910	2,078,349	(76.7)
Boyd Gaming Corp.	969	58,983	(2.2)
CACI International, Inc., Class A	12,521	5,778,191	(213.3)
Carnival Corp.	306,313	5,103,175	(188.4)
Charles River Laboratories International, Inc.	42,123	10,282,224	(379.6)
Chemed Corp.	4,188	2,387,830	(88.2)
Cigna Group	14,981	5,223,425	(192.9)
Cirrus Logic, Inc.	33,225	4,335,198	(160.1)
Cognex Corp.	752	37,314	(1.4)
Colgate-Palmolive Co.	37,054	3,675,386	(135.7)
Conagra Brands, Inc.	69,281	2,100,600	(77.6)
Credit Acceptance Corp.	3,392	1,950,061	(72.0)
Crowdstrike Holdings Inc., Class A	26,735	6,201,451	(229.0)
Cummins, Inc.	563	164,283	(6.1)
Curtiss-Wright Corp.	26,199	7,720,845	(285.1)
Dayforce, Inc.	3,164	187,562	(6.9)
Delta Air Lines, Inc.	3,066	131,899	(4.9)
Dick’s Sporting Goods, Inc.	19,764	4,275,941	(157.9)
DraftKings, Inc., Class A	57,778	2,134,897	(78.8)
East West Bancorp, Inc.	1,666	146,425	(5.4)
eBay, Inc.	7,000	389,270	(14.4)
EOG Resources, Inc.	22,429	2,843,997	(105.0)
Equity LifeStyle Properties, Inc.	25,859	1,775,996	(65.6)
Exact Sciences Corp.	48,056	2,195,198	(81.0)
Experian PLC	8,383	395,510	(14.6)
First American Financial Corp.	9,528	577,206	(21.3)
Flex Ltd.	21,170	680,616	(25.1)
Flowserve Corp.	35,563	1,797,710	(66.4)
Fox Corp., Class A	91,546	3,482,410	(128.6)
Franklin Resources, Inc.	17,853	408,298	(15.1)
FTI Consulting, Inc.	5,424	1,182,269	(43.6)
Garmin Ltd.	643	110,114	(4.1)
Globant SA	2,201	428,557	(15.8)
Graco, Inc.	21,336	1,814,627	(67.0)
GSK PLC	359,238	6,975,964	(257.6)
H&R Block, Inc.	25,560	1,480,946	(54.7)
Halozyme Therapeutics, Inc.	15,077	833,155	(30.8)
Holcim AG	20,718	1,936,105	(71.5)
Home Depot, Inc.	619	227,891	(8.4)
Host Hotels & Resorts, Inc.	45,054	788,896	(29.1)
Insight Enterprises, Inc.	697	156,477	(5.8)
Invesco Ltd.	190,459	3,287,322	(121.4)
IQVIA Holdings, Inc.	89,963	22,151,589	(817.8)
ITT, Inc.	7,324	1,036,053	(38.3)
Jabil, Inc.	71,302	8,033,596	(296.6)
Jack Henry & Associates, Inc.	19,759	3,388,273	(125.1)
James Hardie Industries PLC, CDI	96,228	3,456,858	(127.6)
Jones Lang LaSalle, Inc.	19,589	4,914,880	(181.5)
KeyCorp	87,005	1,403,391	(51.8)
KLA Corp.	719	591,787	(21.8)
Security	Shares	Value	% of Basket Value
United States (continued)
Kyndryl Holdings, Inc.	150,489	$4,043,639	(149.3)%
Lamar Advertising Co., Class A	11,052	1,324,693	(48.9)
Lazard Ltd., Class A	63,307	3,112,805	(114.9)
Lockheed Martin Corp.	30,441	16,496,587	(609.1)
Louisiana-Pacific Corp.	27,186	2,668,578	(98.5)
Manhattan Associates, Inc.	5,696	1,454,644	(53.7)
Masco Corp.	20,929	1,629,323	(60.2)
Maximus, Inc.	14,406	1,338,173	(49.4)
McKesson Corp.	3,419	2,109,591	(77.9)
Mettler-Toledo International, Inc.	703	1,069,284	(39.5)
MGIC Investment Corp.	58,113	1,443,527	(53.3)
Monolithic Power Systems, Inc.	1,140	983,923	(36.3)
Mr. Cooper Group, Inc.	30,421	2,734,239	(100.9)
Murphy USA, Inc.	363	183,286	(6.8)
Natera, Inc.	11,724	1,200,420	(44.3)
Newmont Corp.	291,873	14,322,208	(528.8)
NIKE, Inc., Class B	84,742	6,343,786	(234.2)
Nutanix, Inc., Class A	22,253	1,123,999	(41.5)
NVR, Inc.	679	5,844,479	(215.8)
Oshkosh Corp.	25,858	2,809,472	(103.7)
Paramount Global, Class B	225,842	2,579,116	(95.2)
Penske Automotive Group, Inc.	29,198	5,083,664	(187.7)
Performance Food Group Co.	144,688	9,983,472	(368.6)
Pool Corp.	2,956	1,105,662	(40.8)
Post Holdings, Inc.	3,105	339,563	(12.5)
Primo Water Corp.	10,552	231,500	(8.5)
Qualys, Inc.	6,082	907,069	(33.5)
Ralph Lauren Corp., Class A	1,279	224,580	(8.3)
Reinsurance Group of America, Inc.	25,982	5,857,122	(216.2)
ROBLOX Corp., Class A	127,940	5,312,069	(196.1)
Service Corp. International	4,287	342,574	(12.6)
Shell PLC	68,388	2,493,692	(92.1)
Silicon Laboratories, Inc.	3,020	362,793	(13.4)
Snowflake, Inc., Class A	18,011	2,348,274	(86.7)
State Street Corp.	16,278	1,383,142	(51.1)
TE Connectivity Ltd.	1,399	215,908	(8.0)
Tenet Healthcare Corp.	4,321	646,854	(23.9)
Teradyne, Inc.	15,418	2,022,225	(74.7)
TJX Cos., Inc.	6,320	714,286	(26.4)
TopBuild Corp.	4,521	2,163,479	(79.9)
Trane Technologies PLC	14,001	4,680,254	(172.8)
Travelers Cos., Inc.	97,474	21,097,273	(778.9)
Trex Co., Inc.	19,912	1,665,241	(61.5)
Tyson Foods, Inc., Class A	249,003	15,164,283	(559.9)
UGI Corp.	155,460	3,852,299	(142.2)
Unum Group	3,490	200,780	(7.4)
Ventas, Inc.	192,412	10,474,909	(386.7)
VeriSign, Inc.	20,419	3,818,557	(141.0)
Verizon Communications, Inc.	47,807	1,937,140	(71.5)
Vertiv Holdings Co., Class A	77,060	6,064,622	(223.9)
Whirlpool Corp.	26,030	2,654,279	(98.0)
Williams-Sonoma Inc.	1,019	157,619	(5.8)
Wynn Resorts Ltd.	1,416	117,273	(4.3)
Xcel Energy, Inc.	22,617	1,318,119	(48.7)
XPO, Inc.	14,666	1,684,977	(62.2)
Xylem, Inc.	49,472	6,604,512	(243.8)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Zoetis, Inc.	22,271	$1,150,743	(42.5)%
Zoom Video Communications, Inc., Class A	2,103	378,624	(14.0)
		373,946,415
Total Reference Entity — Long		752,341,813
Reference Entity — Short
Common Stocks
Australia
NEXTDC Ltd.	(130,119)	(1,432,900)	52.9
Pilbara Minerals Ltd.	(1,495,676)	(2,890,938)	106.7
		(4,323,838)
Belgium
D Ieteren Group	(29,869)	(6,864,438)	253.4
Elia Group SA/NV	(20,855)	(2,166,005)	80.0
		(9,030,443)
Bermuda
RenaissanceRe Holdings Ltd.	(2,319)	(537,799)	19.9
Canada
Alimentation Couche-Tard, Inc.	(127,314)	(7,848,256)	289.8
AltaGas Ltd.	(249,466)	(5,948,228)	219.6
Canadian Western Bank	(11,446)	(395,530)	14.6
Capstone Mining Corp.	(76,415)	(513,621)	19.0
Fairfax Financial Holdings Ltd.	(1,566)	(1,846,817)	68.2
Metro, Inc.	(65,586)	(3,905,755)	144.2
National Bank of Canada	(112,928)	(9,445,497)	348.7
Peyto Exploration & Development Corp.	(369,259)	(3,947,607)	145.7
Quebecor, Inc., Class B	(37,017)	(817,744)	30.2
TMX Group Ltd.	(69,655)	(2,116,919)	78.2
		(36,785,974)
China
Prosus NV	(51,555)	(1,798,408)	66.4
SITC International Holdings Co. Ltd.	(1,000)	(2,232)	0.1
Wharf Holdings, Ltd.	(76,000)	(208,380)	7.7
		(2,009,020)
Denmark
Carlsberg A/S, Class B	(881)	(106,387)	4.0
Coloplast A/S, Class B	(58,215)	(7,567,979)	279.4
NKT A/S, Class B	(337)	(30,336)	1.1
		(7,704,702)
Finland
Kesko OYJ, B Shares	(62,318)	(1,127,252)	41.6
Neste OYJ	(49,104)	(991,057)	36.6
Orion OYJ, Class B	(10,470)	(481,234)	17.8
		(2,599,543)
France
Biomerieux	(5,841)	(616,380)	22.8
Bollore SE	(422,660)	(2,630,990)	97.1
Covivio SA	(1,410)	(72,583)	2.7
Ipsen SA	(1,082)	(121,487)	4.5
Renault SA	(73,945)	(3,583,533)	132.3
Sartorius Stedim Biotech	(6,952)	(1,387,276)	51.2
TotalEnergies SE	(277,176)	(18,700,036)	690.4
		(27,112,285)
Security	Shares	Value	% of Basket Value
Germany
Hensoldt AG	(45,063)	$(1,667,383)	61.6%
SAP SE	(20,350)	(4,302,402)	158.8
Symrise AG, Class A	(5,605)	(706,406)	26.1
		(6,676,191)
Ireland
Kingspan Group PLC	(26,386)	(2,468,785)	91.1
Israel
Bank Hapoalim BM	(163,841)	(1,503,460)	55.5
Bank Leumi Le-Israel BM	(102,984)	(887,464)	32.8
Global-e Online Ltd.	(75,510)	(2,591,503)	95.7
Israel Discount Bank Ltd., Class A	(72,136)	(368,255)	13.6
Mobileye Global, Inc., Class A	(24,132)	(506,772)	18.7
Teva Pharmaceutical Industries Ltd., ADR	(164,810)	(2,872,638)	106.0
		(8,730,092)
Italy
Banca Monte Dei Paschi Siena SpA	(90,736)	(495,134)	18.3
DiaSorin SpA	(1,636)	(178,440)	6.6
Eni SpA	(60,837)	(973,379)	35.9
Iveco Group NV	(5,128)	(52,660)	2.0
Leonardo SpA	(45,977)	(1,095,419)	40.4
Nexi SpA	(39,818)	(244,390)	9.0
		(3,039,422)
Japan
Advantest Corp.	(3,400)	(150,489)	5.6
Asics Corp.	(20,300)	(331,303)	12.2
Bridgestone Corp.	(9,200)	(375,117)	13.8
Fast Retailing Co. Ltd.	(800)	(220,519)	8.1
FUJIFILM Holdings Corp.	(6,200)	(147,411)	5.4
Fujikura Ltd.	(36,200)	(725,217)	26.8
Harmonic Drive Systems, Inc.	(12,800)	(351,769)	13.0
Ibiden Co. Ltd.	(15,500)	(600,814)	22.2
IHI Corp.	(10,700)	(390,343)	14.4
Japan Real Estate Investment Corp.	(601)	(2,084,572)	77.0
Keisei Electric Railway Co. Ltd.	(33,000)	(986,999)	36.4
Keyence Corp.	(5,800)	(2,536,109)	93.6
Kintetsu Group Holdings Co. Ltd., Class L	(27,800)	(643,853)	23.8
Kyushu Electric Power Co., Inc.	(17,500)	(184,722)	6.8
Kyushu Railway Co.	(42,000)	(1,121,071)	41.4
Lasertec Corp.	(7,900)	(1,401,722)	51.8
Macnica Holdings, Inc.	(13,800)	(556,942)	20.6
MatsukiyoCocokara & Co.	(31,100)	(507,175)	18.7
Mercari, Inc.	(4,000)	(59,969)	2.2
MinebeaMitsumi, Inc.	(2,300)	(55,325)	2.0
Mitsubishi Heavy Industries Ltd.	(77,700)	(931,318)	34.4
Nippon Building Fund, Inc.	(180)	(694,665)	25.6
Nissan Chemical Corp.	(5,700)	(183,916)	6.8
Niterra Co. Ltd.	(66,900)	(1,981,457)	73.2
Rakuten Bank Ltd.	(28,000)	(623,975)	23.0
Renesas Electronics Corp.	(21,100)	(363,424)	13.4
Rorze Corp.	(300)	(48,791)	1.8
Ryohin Keikaku Co. Ltd.	(71,600)	(1,350,216)	49.9
Secom Co. Ltd.	(9,200)	(587,445)	21.7
SG Holdings Co. Ltd.	(40,600)	(412,847)	15.2
SMC Corp.	(4,600)	(2,238,200)	82.6
SoftBank Group Corp.	(21,300)	(1,301,694)	48.1
SUMCO Corp.	(155,900)	(2,563,057)	94.6
Suzuki Motor Corp.	(16,500)	(189,621)	7.0
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Taiyo Yuden Co. Ltd.	(4,300)	$(129,216)	4.8%
Toho Co. Ltd.	(7,600)	(272,933)	10.1
Tohoku Electric Power Co., Inc.	(80,500)	(684,464)	25.3
Tokyo Electric Power Co Holdings, Inc.	(378,500)	(1,895,816)	70.0
Tokyo Gas Co. Ltd.	(26,900)	(589,369)	21.8
Tokyo Seimitsu Co. Ltd.	(4,300)	(296,405)	10.9
Ulvac, Inc.	(1,800)	(110,298)	4.1
Visional, Inc.	(300)	(15,839)	0.6
Yamaha Motor Co. Ltd.	(7,100)	(66,115)	2.4
Yamato Holdings Co. Ltd.	(10,700)	(129,952)	4.8
Yelp, Inc.	(7,200)	(250,587)	9.3
Yokohama Rubber Co. Ltd.	(11,200)	(254,569)	9.4
ZOZO, Inc.	(6,300)	(184,432)	6.8
		(31,782,062)
Luxembourg
Eurofins Scientific SE	(78,652)	(4,656,503)	171.9
Netherlands
Heineken Holding NV	(30,303)	(2,233,042)	82.4
Heineken NV	(26,142)	(2,319,861)	85.7
IMCD NV	(375)	(53,922)	2.0
JDE Peet’s NV	(37,847)	(832,282)	30.7
OCI NV	(74,614)	(1,798,226)	66.4
		(7,237,333)
Norway
Orkla ASA	(168,516)	(1,422,189)	52.5
Salmar ASA	(13,720)	(789,378)	29.2
		(2,211,567)
Singapore
CapitaLand Ascendas REIT	(614,400)	(1,254,333)	46.3
Grab Holdings Ltd., Class A	(125,886)	(415,424)	15.3
Oversea-Chinese Banking Corp. Ltd.	(474,200)	(5,278,152)	194.9
Singapore Exchange Ltd.	(3,200)	(23,593)	0.9
		(6,971,502)
Spain
Amadeus IT Group SA	(24,656)	(1,623,864)	59.9
Cellnex Telecom SA	(50,243)	(1,752,311)	64.7
		(3,376,175)
Sweden
Epiroc AB, Class A	(166,165)	(3,101,532)	114.5
Epiroc AB, Class B	(65,806)	(1,106,489)	40.8
Getinge AB, B Shares	(59,316)	(1,158,314)	42.8
Investment AB Latour, B Shares	(27,889)	(819,001)	30.2
Lifco AB, B Shares	(7,098)	(210,573)	7.8
Sandvik Ab	(438,679)	(8,980,558)	331.6
Skandinaviska Enskilda Banken AB, Class A	(339,516)	(5,221,582)	192.8
Svenska Cellulosa AB SCA, Class B	(114,062)	(1,550,522)	57.2
		(22,148,571)
Switzerland
Bachem Holding AG, Class N	(6,235)	(559,539)	20.7
Baloise Holding AG, Class N	(48,136)	(8,614,480)	318.0
Helvetia Holding AG, Registered Shares	(20,560)	(3,067,122)	113.2
Partners Group Holding AG	(89)	(119,798)	4.4
SIG Group AG	(33,790)	(709,593)	26.2
Security	Shares	Value	% of Basket Value
Switzerland (continued)
Swiss Life Holding AG, Class N, Registered Shares	(14,558)	$(11,147,263)	411.6%
Swisscom AG, Class N, Registered Shares	(10,779)	(6,597,201)	243.6
		(30,814,996)
United Kingdom
ConvaTec Group PLC	(334,881)	(1,008,989)	37.2
DS Smith PLC	(176,917)	(1,034,266)	38.2
Flutter Entertainment PLC	(59,847)	(11,838,081)	437.1
Howden Joinery Group PLC	(47,391)	(572,966)	21.2
JD Sports Fashion PLC	(1,278,529)	(2,163,072)	79.9
LondonMetric Property PLC	(277,773)	(718,175)	26.5
NatWest Group PLC	(441,458)	(2,094,491)	77.3
RS Group PLC	(432,634)	(4,545,171)	167.8
		(23,975,211)
United States
AbbVie, Inc.	(19,652)	(3,641,909)	134.5
Affirm Holdings, Inc., Class A	(37,868)	(1,071,286)	39.5
Aflac, Inc.	(326,650)	(31,155,877)	1,150.3
Air Lease Corp., Class A	(62,101)	(3,081,452)	113.8
Air Products and Chemicals, Inc.	(82,511)	(21,770,527)	803.8
Ally Financial, Inc.	(4,275)	(192,418)	7.1
Altair Engineering, Inc., Class A	(2,511)	(221,872)	8.2
Amkor Technology, Inc.	(3,020)	(98,633)	3.6
Analog Devices, Inc.	(149,899)	(34,683,631)	1,280.5
Antero Midstream Corp.	(98,214)	(1,410,353)	52.1
Aspen Technology, Inc.	(36,029)	(6,771,651)	250.0
ATI, Inc.	(25,828)	(1,748,814)	64.6
AutoZone, Inc.	(3,069)	(9,617,295)	355.1
Avantor, Inc.	(36,382)	(973,219)	35.9
Ball Corp.	(26,164)	(1,670,048)	61.7
Baxter International, Inc.	(31,442)	(1,126,252)	41.6
Berkshire Hathaway, Inc., Class B	(2,143)	(939,706)	34.7
Braze, Inc., Class A	(15,286)	(673,501)	24.9
Caesars Entertainment, Inc.	(111,862)	(4,468,887)	165.0
Capital One Financial Corp.	(4,527)	(685,388)	25.3
Carpenter Technology Corp.	(52,935)	(7,721,628)	285.1
Celsius Holdings, Inc.	(3,213)	(150,465)	5.6
Chart Industries, Inc.	(11)	(1,772)	0.1
Chesapeake Energy Corp.	(6,732)	(513,854)	19.0
Church & Dwight Co., Inc.	(28,692)	(2,812,103)	103.8
Churchill Downs, Inc.	(11,627)	(1,669,172)	61.6
Cincinnati Financial Corp.	(929)	(121,346)	4.5
Cisco Systems, Inc.	(184,478)	(8,937,959)	330.0
Civitas Resources, Inc.	(13,788)	(961,851)	35.5
Coca-Cola Consolidated, Inc.	(1,797)	(2,059,164)	76.0
Columbia Sportswear Co.	(32,399)	(2,646,998)	97.7
Copart, Inc.	(223,021)	(11,670,689)	430.9
Core & Main, Inc., Class A	(32,160)	(1,719,595)	63.5
CoStar Group, Inc.	(20,688)	(1,614,078)	59.6
Coty, Inc., Class A	(134,426)	(1,337,539)	49.4
Crane Co.	(199)	(31,924)	1.2
Dexcom, Inc.	(1,415)	(95,965)	3.5
Diamondback Energy, Inc.	(57,826)	(11,698,778)	431.9
Dow Inc.	(2,100)	(114,387)	4.2
Doximity, Inc., Class A	(61,819)	(1,730,932)	63.9
DTE Midstream LLC	(1,646)	(124,043)	4.6
Dutch Bros, Inc., Class A	(59,462)	(2,274,422)	84.0
Eastman Chemical Co.	(126,540)	(13,075,378)	482.7
Erie Indemnity Co., Class A	(2,360)	(1,041,114)	38.4

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Essential Utilities, Inc.	(252,334)	$(10,257,377)	378.7%
Extra Space Storage, Inc.	(15,850)	(2,529,977)	93.4
Fair Isaac Corp.	(5,239)	(8,382,400)	309.5
Five Below, Inc.	(860)	(62,556)	2.3
Freshworks, Inc., Class A	(102,082)	(1,276,025)	47.1
Frontier Communications Parent, Inc.	(66,355)	(1,944,202)	71.8
FTAI Aviation Ltd.	(165,704)	(18,467,711)	681.8
Gitlab, Inc., Class A	(7,235)	(370,649)	13.7
Graphic Packaging Holding Co.	(170,270)	(5,125,127)	189.2
Harley-Davidson, Inc.	(82,858)	(3,107,175)	114.7
Howmet Aerospace, Inc.	(143,344)	(13,718,021)	506.5
Hyatt Hotels Corp., Class A	(7,730)	(1,138,861)	42.0
IAC, Inc.	(710)	(37,495)	1.4
Insmed, Inc.	(2,682)	(195,116)	7.2
Interactive Brokers Group, Inc., Class A	(7,094)	(846,101)	31.2
International Flavors & Fragrances, Inc.	(16,415)	(1,632,964)	60.3
Intra-Cellular Therapies, Inc.	(2,968)	(233,641)	8.6
Jacobs Solutions, Inc.	(5,056)	(739,946)	27.3
Keurig Dr. Pepper, Inc.	(137,794)	(4,723,578)	174.4
KKR & Co., Inc., Class A	(104,817)	(12,939,659)	477.7
Lattice Semiconductor Corp.	(2,920)	(154,760)	5.7
Levi Strauss & Co., Class A	(44,268)	(811,432)	30.0
LKQ Corp.	(235,065)	(9,755,197)	360.2
LyondellBasell Industries NV, Class A	(57,809)	(5,749,683)	212.3
MACOM Technology Solutions Holdings, Inc., Class H	(3,377)	(340,807)	12.6
Marathon Digital Holdings, Inc.	(27,341)	(537,797)	19.9
MarketAxess Holdings, Inc.	(8,423)	(1,882,793)	69.5
Matador Resources Co.	(31,657)	(1,946,272)	71.9
McCormick & Co., Inc.	(138,241)	(10,645,939)	393.1
Mueller Industries, Inc.	(52,992)	(3,759,252)	138.8
National Storage Affiliates Trust	(75,523)	(3,215,014)	118.7
New Fortress Energy, Inc., Class A	(12,283)	(242,466)	8.9
NextEra Energy, Inc.	(269,165)	(20,561,514)	759.1
Nordson Corp.	(15,568)	(3,897,137)	143.9
Occidental Petroleum Corp.	(10,525)	(640,131)	23.6
Omnicom Group, Inc.	(43,935)	(4,307,387)	159.0
Oracle Corp.	(57,810)	(8,061,604)	297.6
O’Reilly Automotive, Inc.	(1,426)	(1,606,161)	59.3
Permian Resources Corp., Class A	(221,154)	(3,392,502)	125.3
Phillips 66	(3,033)	(441,241)	16.3
Pinnacle Financial Partners, Inc.	(23,282)	(2,242,522)	82.8
Procore Technologies, Inc.	(22,563)	(1,602,650)	59.2
Prosperity Bancshares, Inc.	(1,560)	(113,131)	4.2
PTC, Inc.	(36,237)	(6,444,750)	237.9
QIAGEN NV	(53,538)	(2,382,116)	87.9
Qorvo, Inc.	(1,217)	(145,797)	5.4
R1 RCM, Inc.	(27,533)	(354,625)	13.1
Rambus, Inc.	(1,925)	(99,022)	3.7
Raymond James Financial, Inc.	(35,517)	(4,119,972)	152.1
Realty Income Corp.	(298,391)	(17,136,595)	632.7
Repligen Corp.	(4,722)	(790,227)	29.2
Rexford Industrial Realty, Inc.	(212,472)	(10,646,972)	393.1
Robinhood Markets, Inc., Class A	(79,236)	(1,629,885)	60.2
Ryman Hospitality Properties, Inc.	(13,786)	(1,385,631)	51.2
Sensata Technologies Holding PLC	(22,105)	(861,874)	31.8
SentinelOne, Inc., Class A	(13,761)	(315,127)	11.6
Simpson Manufacturing Co., Inc.	(4,746)	(911,659)	33.7
Skyline Champion Corp.	(31,426)	(2,561,533)	94.6
STAG Industrial, Inc.	(7,593)	(309,870)	11.4
Stanley Black & Decker, Inc.	(1,214)	(128,223)	4.7
Security	Shares	Value	% of Basket Value
United States (continued)
Take-Two Interactive Software, Inc.	(15,509)	$(2,334,570)	86.2%
Teledyne Technologies, Inc.	(10,336)	(4,360,345)	161.0
Tenaris SA	(20,739)	(329,062)	12.1
TKO Group Holdings, Inc., Class A	(34,965)	(3,823,423)	141.2
T-Mobile US, Inc.	(219,384)	(39,989,316)	1,476.4
Toro Co.	(39,688)	(3,799,332)	140.3
TPG, Inc., Class A	(1,520)	(77,505)	2.9
Tyler Technologies, Inc.	(1,095)	(622,080)	23.0
Valaris Ltd.	(86,342)	(6,785,618)	250.5
Valvoline, Inc.	(39,249)	(1,825,079)	67.4
Vornado Realty Trust	(255,690)	(7,668,143)	283.1
Walt Disney Co.	(3,191)	(298,965)	11.0
WEX, Inc.	(684)	(125,480)	4.6
Williams Cos., Inc.	(225,953)	(9,702,422)	358.2
Wyndham Hotels & Resorts, Inc.	(19,584)	(1,482,900)	54.7
Zebra Technologies Corp., Class A	(3,085)	(1,083,421)	40.0
		(508,295,387)
Preferred Stocks
Germany
Dr Ing hc F Porsche AG	(34,036)	(2,562,935)	94.6
Total Reference Entity — Short		(755,050,336)
Net Value of Reference Entity — Bank of America N.A.		$(2,708,523)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination dates 02/16/28 — 02/20/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Accent Group Ltd.	211,755	$304,014	12.1%
Austal Ltd.	102,495	175,969	7.0
Bega Cheese Ltd.	125,413	366,531	14.6
Boral Ltd.	413,795	1,572,866	62.6
Charter Hall Social Infrastructure REIT	158,760	266,986	10.6
Data#3 Ltd.	158,995	920,118	36.6
Downer EDI Ltd.	299,687	978,185	38.9
Jumbo Interactive Ltd.	117,289	1,255,027	49.9
Kogan.com Ltd.	298,039	881,824	35.1
Netwealth Group Ltd.	17,708	275,231	11.0
Nick Scali Ltd.	115,792	1,193,229	47.5
NRW Holdings Ltd.	94,941	207,933	8.3
Perenti Ltd.	1,077,021	741,476	29.5
Red 5 Ltd.	5,746,714	1,473,950	58.7
Tabcorp Holdings Ltd.	1,304,527	551,970	22.0
Ventia Services Group Pty. Ltd.	504,669	1,452,966	57.8
		12,618,275
Austria
ANDRITZ AG	13,864	888,132	35.3
IMMOFINANZ AG	17,447	517,640	20.6
Kontron AG	29,284	620,446	24.7
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Austria (continued)
Raiffeisen Bank International AG	218,491	$4,259,551	169.5%
UNIQA Insurance Group AG	58,545	501,229	20.0
		6,786,998
Belgium
Barco NV	48,713	629,232	25.0
Proximus SADP	350,793	2,536,979	101.0
		3,166,211
Bermuda
Conduit Holdings Ltd.	316,620	2,128,772	84.7
Teekay Corp.	137,850	1,195,159	47.6
		3,323,931
Canada
ADENTRA, Inc.	21,721	687,036	27.3
Ag Growth International, Inc.	12,225	504,442	20.1
B2Gold Corp.	5	15	0.0
Canfor Corp.	72,206	828,409	33.0
Centerra Gold, Inc.	432,947	2,903,769	115.6
Chemtrade Logistics Income Fund, Class EE	343,105	2,348,417	93.5
North American Construction Group Ltd.	43,517	870,561	34.6
Obsidian Energy Ltd.	161,026	1,204,794	47.9
Russel Metals, Inc.	47,549	1,382,405	55.0
Surge Energy, Inc.	156,717	799,107	31.8
		11,528,955
Denmark
H Lundbeck A/S, Class B	110,281	689,956	27.4
France
Derichebourg SA	157,607	811,611	32.3
Etablissements Maurel et Prom SA	81,424	497,212	19.8
ICADE	48,615	1,080,513	43.0
Metropole Television SA	69,496	907,134	36.1
Television Francaise 1 SA	90,321	794,752	31.6
		4,091,222
Georgia
Bank of Georgia Group PLC	33,683	1,980,197	78.8
TBC Bank Group PLC	20,094	800,787	31.9
		2,780,984
Germany
Atoss Software AG	3,459	509,911	20.3
Auto1 Group SE	51,213	431,199	17.1
Bilfinger SE	21,529	1,207,029	48.0
Deutsche Pfandbriefbank AG	215,941	1,218,643	48.5
Deutsche Wohnen SE	14,086	279,744	11.1
Deutz AG	157,807	908,921	36.2
Duerr AG	59,371	1,305,841	52.0
Grand City Properties SA	40,085	472,521	18.8
SAF-Holland SE	27,977	572,325	22.8
United Internet AG, Class N, Registered Shares	95,515	2,118,446	84.3
		9,024,580
Ireland
Cimpress PLC	13,763	1,256,149	50.0
Glanbia PLC	4,654	93,130	3.7
		1,349,279
Security	Shares	Value	% of Basket Value
Israel
Cellebrite Di Ltd.	61,946	$848,660	33.8%
Kornit Digital Ltd.	17,811	278,742	11.1
		1,127,402
Italy
Banca IFIS SpA	8,187	192,194	7.7
Brunello Cucinelli SpA	17,394	1,624,725	64.7
Credito Emiliano SpA	19,975	218,660	8.7
De’ Longhi SpA	21,758	685,819	27.3
Hera SpA	131,449	480,971	19.1
Iren SpA	504,150	1,025,867	40.8
Maire SpA	48,897	387,987	15.4
PRADA SpA	245,500	1,769,898	70.4
Sesa SpA	2,182	239,771	9.6
Webuild SpA	497,550	1,302,514	51.8
		7,928,406
Japan
77 Bank Ltd.	66,300	2,069,831	82.4
Aisan Industry Co. Ltd.	32,500	328,156	13.1
Alfresa Holdings Corp.	88,600	1,384,143	55.1
Bic Camera, Inc.	261,400	2,949,943	117.4
BML, Inc.	13,800	275,305	11.0
Bunka Shutter Co. Ltd.	25,200	290,955	11.6
Coca-Cola Bottlers Japan Holdings, Inc.	31,100	463,786	18.5
Create Restaurants Holdings, Inc.	165,800	1,183,582	47.1
Create SD Holdings Co. Ltd.	28,900	648,421	25.8
Daicel Corp.	216,500	2,104,552	83.7
Dai-Dan Co. Ltd.	56,600	1,160,045	46.2
Doutor Nichires Holdings Co. Ltd.	29,100	451,615	18.0
Dowa Holdings Co. Ltd.	158,200	5,805,967	231.1
Elematec Corp.	38,200	486,949	19.4
FULLCAST Holdings Co. Ltd.	23,300	233,403	9.3
Furukawa Electric Co. Ltd.	161,400	4,415,380	175.7
Futaba Industrial Co. Ltd.	99,700	503,889	20.0
Glory Ltd.	68,700	1,248,910	49.7
H2O Retailing Corp.	191,700	3,334,549	132.7
Hanwa Co. Ltd.	39,000	1,507,448	60.0
Heiwa Real Estate Co. Ltd.	17,500	503,008	20.0
Heiwado Co. Ltd.	67,100	1,098,654	43.7
Hiday Hidaka Corp.	44,100	816,323	32.5
Inaba Denki Sangyo Co. Ltd.	33,500	878,324	35.0
Information Services International-Dentsu Ltd.	3,400	129,252	5.1
Ishihara Sangyo Kaisha Ltd.	21,000	216,608	8.6
JCR Pharmaceuticals Co. Ltd.	476,700	1,860,006	74.0
JTEKT Corp.	327,500	2,354,131	93.7
Kandenko Co. Ltd.	136,300	1,840,905	73.3
Kissei Pharmaceutical Co. Ltd.	9,000	209,270	8.3
Kyoritsu Maintenance Co. Ltd.	211,900	4,113,826	163.7
Maxell Ltd.	49,100	563,412	22.4
Meidensha Corp.	8,600	196,380	7.8
METAWATER Co. Ltd.	28,500	353,937	14.1
Mitsubishi Shokuhin Co. Ltd.	15,100	532,805	21.2
Modec, Inc.	125,300	2,337,346	93.0
Monogatari Corp.	5,000	113,477	4.5
NEC Networks & System Integration Corp.	84,600	1,558,122	62.0
Nippon Light Metal Holdings Co. Ltd.	100	1,175	0.0
Nippon Seiki Co. Ltd.	140,400	1,282,590	51.0
Nissha Co. Ltd.	97,400	1,188,423	47.3
Nisshin Oillio Group Ltd.	38,900	1,342,385	53.4
Nisshinbo Holdings, Inc.	36,400	266,737	10.6

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Nittetsu Mining Co. Ltd.	14,100	$447,150	17.8%
NOK Corp.	24,000	350,805	14.0
Nomura Co. Ltd.	79,000	458,792	18.3
Noritz Corp.	16,000	200,297	8.0
North Pacific Bank Ltd.	609,500	2,066,724	82.2
NTN Corp.	586,800	1,187,063	47.2
Oki Electric Industry Co. Ltd.	164,000	1,112,977	44.3
Onward Holdings Co. Ltd.	252,400	936,887	37.3
Pasona Group, Inc.	14,200	223,686	8.9
Pola Orbis Holdings, Inc.	5,400	50,927	2.0
Raito Kogyo Co. Ltd.	77,800	1,128,796	44.9
Saizeriya Co. Ltd.	174,000	6,704,806	266.8
Sakata INX Corp.	41,200	484,107	19.3
Sanki Engineering Co. Ltd.	35,800	559,746	22.3
Sanyo Chemical Industries Ltd.	33,500	918,215	36.5
Senko Group Holdings Co. Ltd.	291,200	2,225,358	88.6
Shibaura Machine Co. Ltd.	36,800	904,415	36.0
Shibaura Mechatronics Corp.	31,800	1,675,516	66.7
Starts Corp., Inc.	21,900	505,158	20.1
Sumitomo Mitsui Construction Co. Ltd.	191,400	506,495	20.2
Sun Frontier Fudousan Co. Ltd.	60,500	823,174	32.8
Suzuken Co. Ltd.	114,900	4,187,394	166.6
Tadano Ltd.	26,900	200,018	8.0
Taikisha Ltd.	25,700	885,910	35.3
Tamron Co. Ltd.	97,200	2,749,224	109.4
Toa Corp.	83,500	562,939	22.4
Toagosei Co. Ltd.	40,200	430,657	17.1
Tobu Railway Co. Ltd.	6,300	110,666	4.4
Tokai Rika Co. Ltd.	66,500	902,435	35.9
Tosei Corp.	30,800	514,038	20.5
Toshiba TEC Corp.	5,600	125,525	5.0
Towa Pharmaceutical Co. Ltd.	49,900	1,020,951	40.6
Toyoda Gosei Co. Ltd.	12,700	231,885	9.2
Tsubakimoto Chain Co.	18,400	795,714	31.7
Wacom Co. Ltd.	132,200	637,525	25.4
YAMABIKO Corp.	21,100	298,941	11.9
Yamazen Corp.	48,400	500,649	19.9
Yaoko Co. Ltd.	11,300	691,114	27.5
Yokogawa Bridge Holdings Corp.	24,900	450,606	17.9
Yuasa Trading Co. Ltd.	9,600	358,155	14.2
		93,729,365
Netherlands
Eurocommercial Properties NV	14,051	349,973	13.9
Koninklijke BAM Groep NV	207,345	859,315	34.2
PostNL NV	344,345	508,427	20.3
		1,717,715
Norway
Aker Solutions ASA	280,096	1,336,379	53.2
Elkem ASA	316,355	660,213	26.3
Wallenius Wilhelmsen ASA	52,999	492,798	19.6
		2,489,390
Portugal
Sonae SGPS SA	406,542	414,679	16.5
Singapore
Hafnia Ltd.	89,327	707,777	28.2
Security	Shares	Value	% of Basket Value
Spain
Indra Sistemas SA	137,777	$2,762,963	109.9%
Inmobiliaria Colonial Socimi SA	72,015	418,931	16.7
		3,181,894
Sweden
AddTech AB, B Shares	132,205	4,266,105	169.8
Attendo AB	47	205	0.0
Billerud Aktiebolag	335,932	3,382,699	134.6
Camurus AB	16,722	1,058,265	42.1
Lagercrantz Group AB, B Shares	27,396	462,576	18.4
		9,169,850
Switzerland
International Workplace Group PLC	508,037	1,127,994	44.9
Sportradar Group AG, Class A	165,236	1,794,463	71.4
		2,922,457
United Kingdom
Balfour Beatty PLC	444,245	2,405,470	95.7
boohoo Group PLC	704,227	292,418	11.6
Chemring Group PLC	327,103	1,740,900	69.3
Firstgroup PLC	530,841	1,196,970	47.6
Hunting PLC	70,320	412,953	16.4
Investec PLC	247,210	1,957,416	77.9
J D Wetherspoon PLC	147,266	1,413,258	56.3
Jupiter Fund Management PLC	486,143	549,707	21.9
Just Group PLC	833,616	1,293,724	51.5
Keller Group PLC	84,506	1,618,687	64.4
Mitchells & Butlers PLC	106,884	428,170	17.0
Mitie Group PLC	759,776	1,183,797	47.1
Moneysupermarket.com Group PLC	510,768	1,559,194	62.1
Morgan Sindall Group PLC	27,607	1,019,708	40.6
NCC Group PLC	115,316	218,776	8.7
Paragon Banking Group PLC	232,962	2,407,264	95.8
Redde Northgate PLC	80,244	438,031	17.4
Serco Group PLC	1,923,636	4,726,844	188.1
Subsea 7 SA	346,944	6,673,473	265.6
TP ICAP Group PLC	289,023	822,991	32.8
Vesuvius PLC	145,144	900,463	35.8
		33,260,214
United States
1-800-Flowers.com, Inc., Class A	56,399	584,294	23.3
Accel Entertainment, Inc., Class A	38,804	473,409	18.8
AdaptHealth Corp., Class A	143,031	1,624,832	64.7
Allient, Inc.	12,578	364,007	14.5
Ambarella, Inc.	44,793	2,357,904	93.8
Anywhere Real Estate, Inc.	104,443	492,971	19.6
Apogee Enterprises, Inc.	54,689	3,753,853	149.4
ArcBest Corp.	12,183	1,535,667	61.1
Archrock, Inc.	218,276	4,524,862	180.1
Argan, Inc.	1,643	129,682	5.2
AtriCure, Inc.	104,786	2,260,234	90.0
Bandwidth, Inc., Class A	40,383	921,540	36.7
Beazer Homes USA, Inc.	46,880	1,578,450	62.8
BlueLinx Holdings, Inc.	3,489	420,739	16.7
Brookdale Senior Living, Inc.	118,310	914,536	36.4
Castle Biosciences, Inc.	14,155	341,560	13.6
ConnectOne Bancorp, Inc.	58,298	1,411,978	56.2
COPT Defense Properties	509,141	14,749,815	587.0
Core & Main, Inc., Class A	4	214	0.0
Coursera, Inc.	161,324	1,500,313	59.7
CSG Systems International, Inc.	64,397	3,016,356	120.0
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Deluxe Corp.	25,000	$609,500	24.3%
Dime Community Bancshares, Inc.	19,120	483,354	19.2
DNOW, Inc.	74,254	1,140,541	45.4
Donnelley Financial Solutions, Inc.	9,705	654,893	26.1
El Pollo Loco Holdings, Inc.	46,458	560,283	22.3
Enova International, Inc.	55,163	4,769,945	189.8
Exponent, Inc.	57,254	6,073,504	241.7
EZCORP, Inc., Class A	202,303	2,107,997	83.9
Financial Institutions, Inc.	2	53	0.0
Flushing Financial Corp.	45,388	668,565	26.6
Forestar Group, Inc.	17,406	550,552	21.9
Fulgent Genetics, Inc.	13,192	315,685	12.6
Global Industrial Co.	19,602	683,718	27.2
Gray Television, Inc.	69,158	444,686	17.7
Hackett Group, Inc.	22,545	615,028	24.5
Health Catalyst, Inc.	73,059	538,445	21.4
Healthcare Services Group, Inc.	21,328	243,779	9.7
HealthStream, Inc.	16,413	487,630	19.4
Heidrick & Struggles International, Inc.	23,916	959,988	38.2
Horizon Bancorp, Inc.	30,084	480,441	19.1
ICF International, Inc.	5,722	841,706	33.5
Independent Bank Corp.	17,605	610,717	24.3
Innoviva, Inc.	130,688	2,462,162	98.0
iRadimed Corp.	5,040	235,418	9.4
LendingTree, Inc.	64,411	3,427,953	136.4
Light & Wonder, Inc., CDI	2	216	0.0
LiveRamp Holdings, Inc.	165,548	5,012,793	199.5
M/I Homes, Inc.	13,562	2,262,548	90.0
MaxLinear, Inc.	72,467	1,024,683	40.8
Methode Electronics, Inc.	23,334	295,408	11.8
Midland States Bancorp, Inc.	21,301	505,686	20.1
MRC Global Inc.	118,759	1,719,630	68.4
Napco Security Technologies, Inc.	70,692	3,945,321	157.0
National Vision Holdings, Inc.	187,768	2,715,125	108.1
NetScout Systems, Inc.	48,571	988,420	39.3
Nevro Corp.	69,416	689,301	27.4
Newell Brands, Inc.	428,607	3,681,734	146.5
Oceaneering International, Inc.	45,024	1,351,620	53.8
OceanFirst Financial Corp.	52,828	959,885	38.2
Olo, Inc., Class A	479,900	2,293,922	91.3
OmniAb, Inc., 12.50 Earnout Shares	518	—	0.0
OmniAb, Inc., 15.00 Earnout Shares	518	—	0.0
Palomar Holdings, Inc.	13,196	1,214,164	48.3
Paramount Group, Inc.	799,133	4,187,457	166.7
Pebblebrook Hotel Trust	242,195	3,315,650	132.0
Pennant Group, Inc.	12,026	358,495	14.3
PetIQ, Inc., Class A	46,792	1,023,809	40.7
PRA Group, Inc.	23,418	624,090	24.8
Premier Financial Corp.	35,006	887,052	35.3
Privia Health Group, Inc.	218,420	4,530,031	180.3
Progress Software Corp.	14,201	829,338	33.0
Proto Labs, Inc.	17,760	618,403	24.6
Quaker Chemical Corp.	18,729	3,400,625	135.3
REX American Resources Corp.	23,413	1,189,615	47.3
RHI Magnesita NV	8,058	380,295	15.1
Savers Value Village, Inc.	5,340	54,415	2.2
Schnitzer Steel Industries, Inc., Class A	13,838	250,745	10.0
SI-BONE, Inc.	31,095	472,644	18.8
Southside Bancshares, Inc.	9,988	349,480	13.9
Supernus Pharmaceuticals, Inc.	30,701	915,504	36.4
TTM Technologies, Inc.	44,499	862,391	34.3
Security	Shares	Value	% of Basket Value
United States (continued)
Turning Point Brands, Inc.	41,008	$1,546,822	61.6%
Tutor Perini Corp.	66,962	1,666,684	66.3
Univest Financial Corp.	11,738	324,556	12.9
Upbound Group, Inc.	69,043	2,604,992	103.7
Upwork, Inc.	73,407	889,693	35.4
Verint Systems, Inc.	92,823	3,354,623	133.5
Viad Corp.	15,181	504,768	20.1
Vimeo, Inc.	109,414	439,844	17.5
Vital Farms, Inc.	36,780	1,342,102	53.4
Watts Water Technologies, Inc., Class A	34,935	7,249,711	288.5
World Kinect Corp.	38,515	1,075,724	42.8
Xperi, Inc.	280,758	2,293,793	91.3
Yext, Inc.	34,966	201,404	8.0
Zumiez, Inc.	15,344	390,044	15.5
149,719,014
Total Reference Entity — Long		361,728,554
Reference Entity — Short
Common Stocks
Australia
Amotiv Ltd.	(65,627)	(466,065)	(18.6)
Bellevue Gold Ltd.	(510,321)	(460,734)	(18.3)
Brickworks Ltd.	(3,081)	(58,174)	(2.3)
Champion Iron Ltd.	(166,557)	(684,428)	(27.2)
Deep Yellow Ltd.	(445,675)	(377,787)	(15.0)
EVT Ltd.	(45,863)	(347,925)	(13.8)
Lifestyle Communities Ltd.	(125,617)	(742,530)	(29.6)
Neuren Pharmaceuticals Ltd.	(526)	(6,667)	(0.3)
PEXA Group Ltd.	(36,024)	(326,896)	(13.0)
Sigma Healthcare Ltd.	(452,943)	(385,917)	(15.4)
Silex Systems Ltd.	(35,533)	(109,370)	(4.4)
Stanmore Resources Ltd.	(641,650)	(1,562,397)	(62.2)
Strike Energy Ltd.	(1,430,845)	(187,066)	(7.4)
(5,715,956)
Austria
Wienerberger AG	(175,619)	(6,226,485)	(247.8)
Belgium
Azelis Group NV	(50,453)	(955,775)	(38.1)
Bekaert SA	(35,852)	(1,468,019)	(58.4)
(2,423,794)
Canada
Altus Group Ltd.	(6,498)	(271,846)	(10.8)
Boardwalk Real Estate Investment Trust	(840)	(47,456)	(1.9)
Definity Financial Corp.	(90,220)	(3,137,916)	(124.9)
Docebo, Inc.	(18)	(719)	(0.0)
EQB, Inc.	(22,053)	(1,539,309)	(61.3)
Filo Corp.	(27,342)	(632,729)	(25.2)
Maple Leaf Foods, Inc.	(95,003)	(1,734,709)	(69.0)
Pet Valu Holdings Ltd.	(133,908)	(2,646,833)	(105.3)
Spartan Delta Corp.	(53,240)	(156,560)	(6.2)
Spin Master Corp.	(49,917)	(1,142,850)	(45.5)
StorageVault Canada, Inc.	(84,625)	(287,467)	(11.4)
Trisura Group Ltd.	(6,275)	(209,886)	(8.4)
Winpak Ltd.	(38,407)	(1,323,027)	(52.7)
(13,131,307)
Costa Rica
Establishment Labs Holdings, Inc.	(35,016)	(1,556,111)	(61.9)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Denmark
Better Collective A/S	(20,854)	$(478,062)	(19.0)%
Chemometec A/S	(30,470)	(1,689,207)	(67.2)
Matas A/S	(31,739)	(542,317)	(21.6)
Netcompany Group A/S	(4,580)	(194,933)	(7.8)
Ringkjoebing Landbobank A/S	(11,150)	(1,973,483)	(78.5)
Royal Unibrew A/S	(73,240)	(5,750,305)	(228.8)
Scandinavian Tobacco Group A/S, Class A	(56,521)	(827,888)	(33.0)
(11,456,195)
Finland
Mandatum OYJ	(24,533)	(113,625)	(4.5)
France
Alten SA	(19,431)	(2,137,058)	(85.1)
IPSOS SA	(32,461)	(2,003,401)	(79.7)
Neoen SA	(81,908)	(3,415,398)	(135.9)
(7,555,857)
Germany
Eckert & Ziegler SE	(11,375)	(532,365)	(21.2)
Fraport AG Frankfurt Airport Services Worldwide	(37,767)	(1,917,933)	(76.3)
Schott Pharma AG & Co. KGaA	(45,313)	(1,561,667)	(62.1)
Sixt SE	(2,042)	(142,482)	(5.7)
Stabilus SE	(25,137)	(1,230,093)	(49.0)
(5,384,540)
Indonesia
Golden Agri-Resources Ltd.	(3,712,000)	(763,672)	(30.4)
Ireland
C&C Group PLC	(167,635)	(344,805)	(13.7)
Dalata Hotel Group PLC	(61)	(272)	(0.0)
(345,077)
Israel
Enlight Renewable Energy Ltd.	(133,217)	(2,041,071)	(81.2)
OPC Energy Ltd.	(73,312)	(522,870)	(20.8)
(2,563,941)
Italy
Ermenegildo Zegna NV	(80,113)	(905,277)	(36.0)
Eurogroup Laminations SpA	(160,867)	(600,451)	(23.9)
Technoprobe SpA	(70,643)	(642,761)	(25.6)
(2,148,489)
Japan
Acom Co. Ltd.	(84,900)	(244,469)	(9.7)
Advance Logistics Investment Corp.	(398)	(316,746)	(12.6)
Advance Residence Investment Corp.	(304)	(637,783)	(25.4)
Aeon Mall Co. Ltd.	(61,800)	(847,292)	(33.7)
Ariake Japan Co. Ltd.	(9,800)	(349,699)	(13.9)
Asahi Yukizai Corp.	(8,400)	(268,862)	(10.7)
Base Co. Ltd.	(2,800)	(52,555)	(2.1)
BIPROGY, Inc.	(2,000)	(65,537)	(2.6)
C Uyemura & Co. Ltd.	(4,300)	(308,545)	(12.3)
Chubu Steel Plate Co., Ltd.	(200)	(3,362)	(0.1)
Daiei Kankyo Co. Ltd.	(26,400)	(504,946)	(20.1)
DCM Holdings Co. Ltd.	(80,300)	(775,101)	(30.8)
Descente Ltd.	(31,100)	(821,240)	(32.7)
Duskin Co. Ltd.	(2,000)	(52,584)	(2.1)
Enplas Corp.	(12,600)	(638,627)	(25.4)
First Bank of Toyama Ltd.	(93,100)	(810,287)	(32.3)
Freee KK	(27,100)	(444,010)	(17.7)
Security	Shares	Value	% of Basket Value
Japan (continued)
Fukuyama Transporting Co. Ltd.	(9,400)	$(253,557)	(10.1)%
Furuya Metal Co. Ltd.	(2,900)	(88,219)	(3.5)
Future Corp.	(7,900)	(90,449)	(3.6)
Godo Steel Ltd.	(2,800)	(91,024)	(3.6)
Hirata Corp.	(1,100)	(45,532)	(1.8)
Hokuetsu Corp.	(97,900)	(757,860)	(30.2)
Hokuhoku Financial Group, Inc.	(18,700)	(261,511)	(10.4)
Idec Corp.	(15,500)	(319,343)	(12.7)
Iino Kaiun Kaisha Ltd.	(76,600)	(647,326)	(25.8)
Industrial & Infrastructure Fund Investment Corp.	(115)	(94,906)	(3.8)
J Trust Co. Ltd.	(226,400)	(621,696)	(24.7)
K&O Energy Group, Inc.	(800)	(18,200)	(0.7)
Kanto Denka Kogyo Co. Ltd.	(72,500)	(463,329)	(18.4)
KeePer Technical Laboratory Co. Ltd.	(9,900)	(239,642)	(9.5)
Keihan Holdings Co. Ltd.	(19,300)	(393,411)	(15.7)
KH Neochem Co. Ltd.	(8,100)	(120,816)	(4.8)
Komeri Co. Ltd.	(6,100)	(149,347)	(5.9)
Kosaido Holdings Co. Ltd.	(111,500)	(400,485)	(15.9)
Kusuri no Aoki Holdings Co. Ltd.	(3,300)	(68,751)	(2.7)
KYB Corp.	(7,800)	(270,969)	(10.8)
Lifedrink Co., Inc.	(700)	(32,757)	(1.3)
M&A Capital Partners Co. Ltd.	(4,100)	(58,071)	(2.3)
Mars Group Holdings Corp.	(18,800)	(460,081)	(18.3)
Maruwa Co. Ltd.	(1,500)	(401,872)	(16.0)
Matsui Securities Co. Ltd.	(23,500)	(131,726)	(5.2)
Matsuya Co., Ltd.	(11,700)	(83,856)	(3.3)
Micronics Japan Co. Ltd.	(4,800)	(190,734)	(7.6)
Mitsubishi Estate Logistics REIT Investment Corp.	(216)	(544,507)	(21.7)
Mitsui Fudosan Logistics Park, Inc.	(182)	(512,821)	(20.4)
Mitsui-Soko Holdings Co. Ltd.	(7,400)	(235,874)	(9.4)
Mori Hills REIT Investment Corp.	(668)	(574,082)	(22.9)
Nakayama Steel Works Ltd.	(20,800)	(133,219)	(5.3)
Nichias Corp.	(2,400)	(74,757)	(3.0)
Nihon Kohden Corp.	(27,000)	(416,054)	(16.6)
Nikkon Holdings Co. Ltd.	(41,800)	(1,054,279)	(42.0)
Nippon Accommodations Fund, Inc.	(94)	(402,225)	(16.0)
Nippon Pillar Packing Co. Ltd.	(6,600)	(223,792)	(8.9)
Nitto Kogyo Corp.	(16,000)	(363,781)	(14.5)
Nojima Corp.	(32,600)	(358,496)	(14.3)
NSD Co. Ltd.	(12,200)	(251,143)	(10.0)
One REIT, Inc.	(232)	(400,308)	(15.9)
Orient Corp.	(39,600)	(277,684)	(11.1)
Osaka Soda Co. Ltd.	(6,600)	(433,026)	(17.2)
Piolax, Inc.	(23,100)	(378,458)	(15.1)
Riken Keiki Co. Ltd.	(17,100)	(502,047)	(20.0)
Roland Corp.	(9,800)	(253,991)	(10.1)
Round One Corp.	(9,900)	(58,945)	(2.3)
Ryoyo Ryosan Holdings, Inc.	(1,584)	(30,355)	(1.2)
Sangetsu Corp.	(30,600)	(608,804)	(24.2)
Sapporo Holdings Ltd.	(1,400)	(60,151)	(2.4)
Seria Co. Ltd.	(2,300)	(53,790)	(2.1)
Shin Nippon Biomedical Laboratories Ltd.	(16,800)	(140,436)	(5.6)
Simplex Holdings, Inc.	(8,000)	(115,337)	(4.6)
Sosei Group Corp.	(18,800)	(210,361)	(8.4)
Sotetsu Holdings, Inc.	(8,000)	(131,218)	(5.2)
Star Asia Investment Corp.	(1,291)	(487,380)	(19.4)
Star Micronics Co. Ltd.	(9,700)	(136,125)	(5.4)
Sumitomo Pharma Co. Ltd.	(20,400)	(56,557)	(2.3)
Takara Holdings, Inc.	(72,100)	(547,012)	(21.8)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Tama Home Co. Ltd.	(16,900)	$(505,571)	(20.1)%
Toho Bank Ltd.	(41,000)	(86,042)	(3.4)
Tokyo Steel Manufacturing Co. Ltd.	(67,600)	(860,013)	(34.2)
Topre Corp.	(19,700)	(270,318)	(10.8)
Toyo Gosei Co. Ltd.	(8,700)	(540,524)	(21.5)
Universal Entertainment Corp.	(55,700)	(568,175)	(22.6)
Wacoal Holdings Corp.	(4,300)	(125,311)	(5.0)
West Holdings Corp.	(38,700)	(596,382)	(23.7)
Yamada Holdings Co. Ltd.	(24,500)	(74,334)	(3.0)
Yamato Kogyo Co. Ltd.	(500)	(26,423)	(1.1)
(27,577,223)
Jersey
JTC PLC	(13,155)	(177,819)	(7.1)
Mexico
Borr Drilling Ltd.	(987,274)	(6,762,827)	(269.1)
Netherlands
Alfen NV	(10,303)	(190,489)	(7.6)
AMG Critical Materials NV	(59,825)	(1,017,727)	(40.5)
Flow Traders Ltd.	(60,248)	(1,004,365)	(40.0)
TKH Group NV	(33,388)	(1,463,119)	(58.2)
(3,675,700)
Nigeria
Airtel Africa PLC	(959,796)	(1,407,187)	(56.0)
Norway
Crayon Group Holding ASA	(169,371)	(2,020,675)	(80.4)
FLEX LNG Ltd.	(8,895)	(239,276)	(9.5)
Hoegh Autoliners ASA	(33,403)	(365,115)	(14.5)
MPC Container Ships ASA	(506,273)	(1,062,174)	(42.3)
Schibsted ASA, Class A	(156,484)	(4,497,771)	(179.0)
Storebrand ASA	(407,668)	(4,091,747)	(162.8)
TOMRA Systems ASA	(207,437)	(3,419,245)	(136.1)
(15,696,003)
Spain
Vidrala SA	(10,465)	(1,089,118)	(43.3)
Viscofan SA	(12,500)	(833,473)	(33.2)
(1,922,591)
Sweden
Alleima AB	(367,589)	(2,671,251)	(106.3)
Dometic Group AB	(364,491)	(2,500,780)	(99.5)
Elekta AB, B Shares	(18,114)	(113,722)	(4.5)
Hms Networks Ab	(11,234)	(437,046)	(17.4)
Hufvudstaden AB, A Shares	(59,401)	(719,919)	(28.7)
Nordnet AB	(139,889)	(2,857,925)	(113.7)
Paradox Interactive AB	(41,824)	(599,483)	(23.9)
Peab AB, Class B	(123,758)	(923,028)	(36.7)
Stillfront Group AB	(447,753)	(374,372)	(14.9)
Surgical Science Sweden AB	(42,519)	(516,354)	(20.6)
Thule Group AB	(64,698)	(1,788,728)	(71.2)
Wallenstam AB, B Shares	(436,525)	(2,201,910)	(87.6)
Wihlborgs Fastigheter AB	(71,909)	(728,369)	(29.0)
(16,432,887)
Switzerland
Allreal Holding AG, Class N, Registered Shares	(1,162)	(207,157)	(8.2)
Cembra Money Bank AG	(27,274)	(2,381,622)	(94.8)
Daetwyler Holding AG	(5,662)	(1,177,877)	(46.9)
Security	Shares	Value	% of Basket Value
Switzerland (continued)
Garrett Motion, Inc.	(84,162)	$(737,259)	(29.3)%
Interroll Holding AG, Class N, Registered Shares	(232)	(749,640)	(29.8)
Mobimo Holding AG, Registered Shares	(1,968)	(589,431)	(23.5)
Sensirion Holding AG	(11,780)	(1,105,105)	(44.0)
SFS Group AG	(4,939)	(721,278)	(28.7)
SKAN Group AG	(4,722)	(426,607)	(17.0)
Zehnder Group AG	(2,732)	(172,073)	(6.8)
(8,268,049)
United Kingdom
Alpha Financial Markets Consulting PLC	(142,122)	(909,871)	(36.2)
Ascential PLC	(56,350)	(413,637)	(16.5)
Aston Martin Lagonda Global Holdings PLC	(767,076)	(1,537,822)	(61.2)
Auction Technology Group PLC	(121,416)	(792,902)	(31.6)
Capita PLC	(5,736,115)	(1,429,094)	(56.9)
Coats Group PLC	(470,348)	(541,167)	(21.5)
Essentra PLC	(287,070)	(631,063)	(25.1)
Evoke PLC	(1,993,766)	(1,513,503)	(60.2)
Great Portland Estates PLC	(214,027)	(965,773)	(38.4)
Halfords Group PLC	(52,533)	(104,407)	(4.2)
Helios Towers PLC	(432,061)	(700,498)	(27.9)
Home Reit PLC	(319,295)	(101,522)	(4.0)
Ibstock PLC	(454,629)	(1,073,047)	(42.7)
Marlowe PLC	(90,278)	(510,650)	(20.3)
Marshalls PLC	(660,618)	(2,955,417)	(117.6)
Mobico Group PLC	(1,119,874)	(811,284)	(32.3)
Moonpig Group PLC	(356,832)	(1,002,495)	(39.9)
Oxford Nanopore Technologies PLC	(379,443)	(589,254)	(23.5)
Rathbones Group PLC	(16,390)	(405,754)	(16.1)
Travis Perkins PLC	(171,446)	(2,106,717)	(83.8)
Victrex PLC	(54,064)	(764,522)	(30.4)
Volex PLC	(128,101)	(584,224)	(23.3)
Watches of Switzerland Group PLC	(451,790)	(2,369,267)	(94.3)
WH Smith PLC	(186,046)	(3,165,562)	(126.0)
(25,979,452)
United States
Acushnet Holdings Corp.	(6,577)	(477,359)	(19.0)
Adeia, Inc.	(43,041)	(505,732)	(20.1)
Adtalem Global Education, Inc.	(35,930)	(2,817,271)	(112.1)
Aehr Test Systems	(303,958)	(5,735,687)	(228.3)
AerSale Corp.	(121,343)	(817,852)	(32.6)
Albany International Corp., Class A	(524)	(49,036)	(2.0)
Altus Power, Inc., Class A	(197,235)	(828,387)	(33.0)
Amerant Bancorp, Inc., Class A	(17,363)	(390,494)	(15.5)
Apollo Commercial Real Estate Finance, Inc.	(40,615)	(442,704)	(17.6)
Appian Corp., Class A	(25,375)	(937,353)	(37.3)
Applied Digital Corp.	(4,771)	(23,187)	(0.9)
Arhaus, Inc., Class A	(148,656)	(2,258,085)	(89.9)
Artesian Resources Corp., Class A	(4,315)	(169,019)	(6.7)
Atlantic Union Bankshares Corp.	(328,253)	(13,553,566)	(539.4)
Avadel Pharmaceuticals PLC, ADR	(97,838)	(1,598,673)	(63.6)
Baldwin Insurance Group, Inc., Class A	(35,275)	(1,542,929)	(61.4)
Barnes Group, Inc.	(57,495)	(2,319,348)	(92.3)
Boston Omaha Corp., Class A	(42,095)	(618,797)	(24.6)
BRC, Inc., Class A	(5,662)	(32,330)	(1.3)
Bread Financial Holdings, Inc.	(8,408)	(458,909)	(18.3)
Buckle, Inc.	(55,589)	(2,400,889)	(95.5)
Calavo Growers, Inc.	(33,330)	(792,921)	(31.6)
Camping World Holdings, Inc., Class A	(162,344)	(3,714,431)	(147.8)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Cass Information Systems, Inc.	(11,710)	$(502,827)	(20.0)%
Certara, Inc.	(61,445)	(959,156)	(38.2)
CEVA, Inc.	(26,947)	(540,287)	(21.5)
Clearfield, Inc.	(12,760)	(553,784)	(22.0)
CNX Resources Corp.	(448,791)	(11,879,498)	(472.8)
Coastal Financial Corp.	(4,428)	(233,356)	(9.3)
Columbia Financial, Inc.	(22,524)	(405,657)	(16.1)
Community Bank System, Inc.	(5,508)	(339,733)	(13.5)
Conduent, Inc.	(94,414)	(385,209)	(15.3)
CoreCivic, Inc.	(78,682)	(1,096,827)	(43.7)
Cricut, Inc., Class A	(23,032)	(143,029)	(5.7)
Cytek Biosciences, Inc.	(25,007)	(167,797)	(6.7)
Denny’s Corp.	(25,690)	(189,078)	(7.5)
DiamondRock Hospitality Co.	(131,351)	(1,081,019)	(43.0)
Dine Brands Global, Inc.	(10,037)	(359,726)	(14.3)
Duckhorn Portfolio, Inc.	(533,149)	(3,870,662)	(154.0)
Dynex Capital, Inc.	(410,910)	(5,000,775)	(199.0)
Easterly Government Properties, Inc., Class A	(311,753)	(4,342,719)	(172.8)
Eastern Bankshares, Inc.	(43,246)	(719,613)	(28.6)
Eastman Kodak Co.	(215,525)	(1,252,200)	(49.8)
Embecta Corp.	(38,551)	(604,094)	(24.0)
Encore Capital Group, Inc.	(7,226)	(365,274)	(14.5)
Enfusion, Inc., Class A	(135,398)	(1,283,573)	(51.1)
Enliven Therapeutics, Inc.	(14,516)	(382,932)	(15.2)
EverCommerce, Inc.	(85,217)	(1,027,717)	(40.9)
Excelerate Energy, Inc., Class A	(39,606)	(797,269)	(31.7)
F&G Annuities & Life, Inc.	(3,920)	(169,070)	(6.7)
First Bancorp/Southern Pines NC	(41,110)	(1,718,398)	(68.4)
First Commonwealth Financial Corp.	(94,605)	(1,710,458)	(68.1)
First Community Bankshares, Inc.	(9,762)	(437,142)	(17.4)
Franklin Electric Co., Inc.	(10,661)	(1,136,676)	(45.2)
Global Medical REIT, Inc.	(46,206)	(441,267)	(17.6)
Great Southern Bancorp, Inc.	(6,362)	(398,325)	(15.9)
Grid Dynamics Holdings, Inc.	(15,285)	(197,177)	(7.8)
Hawkins, Inc.	(3,642)	(378,404)	(15.1)
HighPeak Energy, Inc.	(1,299)	(21,836)	(0.9)
Highwoods Properties, Inc.	(132,404)	(4,100,552)	(163.2)
Hovnanian Enterprises, Inc., Class A	(4,712)	(989,002)	(39.4)
Instructure Holdings, Inc.	(70,959)	(1,657,602)	(66.0)
International Bancshares Corp.	(19,560)	(1,319,126)	(52.5)
iRhythm Technologies, Inc.	(9,021)	(778,061)	(31.0)
Ivanhoe Electric, Inc.	(8,886)	(88,149)	(3.5)
Kinetik Holdings, Inc., Class A	(90,708)	(3,762,568)	(149.7)
Limbach Holdings, Inc.	(6,870)	(437,756)	(17.4)
Lindsay Corp.	(3,125)	(393,719)	(15.7)
LTC Properties, Inc.	(87,120)	(3,111,055)	(123.8)
Macerich Co.	(603,060)	(9,654,991)	(384.2)
MaxCyte, Inc.	(15,107)	(72,514)	(2.9)
MeridianLink, Inc.	(71,915)	(1,699,351)	(67.6)
Middlesex Water Co.	(5,513)	(366,504)	(14.6)
Mission Produce, Inc.	(16,204)	(182,133)	(7.3)
Montauk Renewables, Inc.	(8,423)	(50,033)	(2.0)
NBT Bancorp, Inc.	(19,112)	(936,870)	(37.3)
Neogen Corp.	(127,021)	(2,163,168)	(86.1)
NextDecade Corp.	(5,204)	(42,204)	(1.7)
NextNav, Inc.	(134,946)	(1,121,401)	(44.6)
Nicolet Bankshares, Inc.	(11,529)	(1,159,356)	(46.1)
nLight, Inc.	(76,249)	(920,325)	(36.6)
Nordstrom, Inc.	(59,661)	(1,362,061)	(54.2)
ONE Gas, Inc.	(13,730)	(956,020)	(38.0)
OneWater Marine, Inc., Class A	(33,812)	(834,480)	(33.2)
Open Lending Corp.	(182,177)	(1,147,715)	(45.7)
Security	Shares	Value	% of Basket Value
United States (continued)
Papa John’s International, Inc.	(3,865)	$(170,949)	(6.8)%
Peakstone Realty Trust	(9,587)	(130,191)	(5.2)
PennyMac Financial Services, Inc., Class A	(29,358)	(2,880,607)	(114.6)
Peoples Bancorp, Inc.	(15,366)	(511,227)	(20.3)
Pitney Bowes, Inc.	(63,399)	(418,433)	(16.7)
PolyPeptide Group AG	(12,688)	(423,914)	(16.9)
PotlatchDeltic Corp.	(82,541)	(3,661,519)	(145.7)
Premier, Inc., Class A	(218,852)	(4,591,515)	(182.7)
ProPetro Holding Corp.	(27,861)	(267,187)	(10.6)
PureCycle Technologies, Inc.	(34,572)	(266,550)	(10.6)
RCI Hospitality Holdings, Inc.	(11,910)	(589,307)	(23.5)
Ready Capital Corp.	(127,057)	(1,179,089)	(46.9)
Retail Opportunity Investments Corp.	(45,578)	(681,391)	(27.1)
RXO, Inc.	(109,391)	(3,468,789)	(138.0)
S&T Bancorp, Inc.	(22,274)	(988,520)	(39.3)
Sensient Technologies Corp.	(11,293)	(881,419)	(35.1)
Silgan Holdings, Inc.	(86,817)	(4,464,998)	(177.7)
SITE Centers Corp.	(197,589)	(3,052,750)	(121.5)
Six Flags Entertainment Corp.	(113,539)	(5,407,863)	(215.2)
Sotera Health Co.	(161,915)	(2,245,761)	(89.4)
Stellar Bancorp, Inc.	(30,910)	(846,934)	(33.7)
Sweetgreen, Inc., Class A	(104,144)	(2,861,877)	(113.9)
Texas Capital Bancshares, Inc.	(25,962)	(1,716,088)	(68.3)
TI Fluid Systems PLC	(209,127)	(354,161)	(14.1)
TimkenSteel Corp.	(36,193)	(811,447)	(32.3)
Towne Bank	(39,019)	(1,296,992)	(51.6)
Triumph Financial, Inc.	(5,643)	(511,989)	(20.4)
Triumph Group, Inc.	(130,022)	(2,131,061)	(84.8)
Trupanion, Inc.	(2,771)	(102,693)	(4.1)
Ubiquiti, Inc.	(12,172)	(2,258,758)	(89.9)
UFP Technologies, Inc.	(2,607)	(838,385)	(33.4)
United Community Banks, Inc.	(88,982)	(2,753,993)	(109.6)
United Natural Foods, Inc.	(37,618)	(583,079)	(23.2)
Veris Residential, Inc.	(66,704)	(1,047,920)	(41.7)
Vishay Intertechnology, Inc.	(91,014)	(2,212,550)	(88.1)
VSE Corp.	(43,869)	(3,903,902)	(155.4)
Westrock Coffee Co.	(8,636)	(85,496)	(3.4)
White Mountains Insurance Group Ltd.	(1,125)	(2,009,250)	(80.0)
Winnebago Industries, Inc.	(7,313)	(457,209)	(18.2)
XPEL, Inc.	(24,857)	(1,015,906)	(40.4)
Xponential Fitness, Inc., Class A	(30,154)	(517,744)	(20.6)
York Water Co.	(10,828)	(447,305)	(17.8)
(191,930,957)
Total Reference Entity — Short		(359,215,744)
Net Value of Reference Entity — Bank of America N.A.		$2,512,810
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

The following table represents the individual long and short  positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination dates 11/11/24 — 05/08/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Lendlease Corp Ltd.	9	$37	(0.0)%
REA Group Ltd.	14,215	1,911,202	(30.9)
Rio Tinto PLC	26,465	1,721,096	(27.9)
Wesfarmers Ltd.	87,920	4,243,212	(68.6)
		7,875,547
Belgium
Liberty Global, Ltd., Class C	182,116	3,662,353	(59.2)
China
Yangzijiang Shipbuilding Holdings Ltd.	57,200	115,330	(1.9)
Denmark
AP Moller - Maersk A/S, Class A	72	116,959	(1.9)
AP Moller - Maersk A/S, Class B	150	248,151	(4.0)
Genmab A/S	3,724	1,051,924	(17.0)
Novo Nordisk A/S, Class B	14,878	1,971,229	(31.9)
Pandora A/S	1,349	211,460	(3.4)
Vestas Wind Systems A/S	559	13,834	(0.2)
		3,613,557
France
Alstom SA	11,996	235,033	(3.8)
Amundi SA	28,965	2,113,885	(34.2)
BNP Paribas SA	95,124	6,517,299	(105.4)
Bouygues SA	20,116	694,525	(11.2)
Capgemini SE	9	1,787	(0.0)
Carrefour SA	20,705	308,861	(5.0)
Credit Agricole SA	75,613	1,147,462	(18.6)
Engie SA	404,539	6,359,418	(102.9)
Gaztransport Et Technigaz SA	978	144,103	(2.3)
Gecina SA	863	85,556	(1.4)
Nexans SA	4,493	580,703	(9.4)
Orange SA	8,934	99,143	(1.6)
Rexel SA	764	19,411	(0.3)
Thales SA	23,310	3,705,205	(59.9)
Valeo SE	36,323	415,069	(6.7)
		22,427,460
Germany
Adidas AG, Class N	6,377	1,598,059	(25.9)
BASF SE	3,949	183,854	(3.0)
BioNTech SE, ADR	34,113	2,940,541	(47.6)
Deutsche Lufthansa AG	333,277	2,088,575	(33.8)
Deutsche Telekom AG, Class N, Registered Shares	334,055	8,738,038	(141.3)
Fresenius Medical Care AG	24,446	943,318	(15.3)
Fresenius SE & Co. KGaA	740	26,515	(0.4)
HUGO BOSS AG	6,900	274,209	(4.4)
KION Group AG	137	5,418	(0.1)
LANXESS AG	2,912	76,022	(1.2)
Nordex SE	68,692	1,041,448	(16.8)
Rheinmetall AG	481	261,980	(4.2)
Siemens AG, Class N, Registered Shares	12,764	2,337,050	(37.8)
Security	Shares	Value	% of Basket Value
Germany (continued)
Siemens Energy AG	181,919	$5,282,662	(85.4)%
Volkswagen AG	2,913	343,702	(5.6)
Zalando SE	84,322	2,160,690	(34.9)
		28,302,081
Hong Kong
Prudential PLC	1,721,096	15,531,836	(251.2)
Wharf Real Estate Investment Co. Ltd.	40,000	98,337	(1.6)
		15,630,173
Israel
Wix.com Ltd.	2,216	345,530	(5.6)
ZIM Integrated Shipping Services Ltd.	81,090	1,596,662	(25.8)
		1,942,192
Italy
Terna - Rete Elettrica Nazionale	11,133	92,707	(1.5)
UniCredit SpA	34,464	1,415,599	(22.9)
		1,508,306
Japan
Central Japan Railway Co.	649,400	15,310,866	(247.6)
GMO Payment Gateway, Inc.	31,200	1,788,518	(28.9)
Honda Motor Co. Ltd.	1,011,000	10,802,103	(174.7)
Kobayashi Pharmaceutical Co. Ltd.	93,300	3,753,051	(60.7)
Marubeni Corp.	84,600	1,592,152	(25.8)
Murata Manufacturing Co. Ltd.	41,800	929,965	(15.0)
Nomura Holdings, Inc.	401,600	2,476,108	(40.1)
Nomura Real Estate Holdings, Inc.	55,300	1,545,895	(25.0)
Recruit Holdings Co. Ltd.	50,500	2,895,836	(46.8)
Shimamura Co. Ltd.	20,600	1,009,625	(16.3)
Sumitomo Chemical Co. Ltd.	3,942,300	10,105,902	(163.4)
Unicharm Corp.	16,600	556,110	(9.0)
		52,766,131
Netherlands
Wolters Kluwer NV, Class C	3,248	543,745	(8.8)
Singapore
DBS Group Holdings Ltd.	4,100	112,354	(1.8)
Seatrium Ltd.	432,100	544,117	(8.8)
Singapore Telecommunications Ltd.	897,300	2,078,746	(33.6)
		2,735,217
Spain
Acciona SA	2,365	306,607	(5.0)
ACS Actividades de Construccion y Servicios SA	96,484	4,310,584	(69.7)
Aena SME SA	15,723	2,987,349	(48.3)
Banco Bilbao Vizcaya Argentaria SA	571,623	5,991,301	(96.9)
Banco Santander SA	2,927,697	14,123,642	(228.4)
Endesa SA	908	17,619	(0.3)
Iberdrola SA	120,806	1,595,629	(25.8)
		29,332,731
Sweden
Fastighets AB Balder, B Shares	9,796	72,239	(1.2)
Switzerland
ABB Ltd., Class N, Registered Shares	197,133	10,942,185	(177.0)
Chocoladefabriken Lindt & Spruengli AG	4	50,134	(0.8)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	1	$123,828	(2.0)%
Kuehne & Nagel International AG, Registered Shares	954	295,731	(4.8)
Logitech International SA, Class N, Registered Shares	1,197	107,821	(1.7)
Novartis AG, Class N, Registered Shares	56,090	6,261,205	(101.3)
Sonova Holding AG	585	179,324	(2.9)
Zurich Insurance Group AG, Class N	1,670	918,116	(14.8)
		18,878,344
United Kingdom
Associated British Foods PLC	56,710	1,810,481	(29.3)
Centrica PLC	5,170,450	8,815,483	(142.6)
Compass Group PLC	574,105	17,679,568	(285.9)
Kingfisher PLC	383,079	1,361,895	(22.0)
Rolls-Royce Holdings PLC	4,195,207	24,291,096	(392.8)
		53,958,523
United States
Acuity Brands, Inc.	57,702	14,503,398	(234.5)
Adobe, Inc.	9,667	5,332,801	(86.2)
Advanced Drainage Systems, Inc.	10,917	1,932,746	(31.3)
AECOM	80,228	7,269,459	(117.6)
AES Corp.	273,282	4,861,687	(78.6)
Agilent Technologies, Inc.	32,769	4,633,537	(74.9)
Akamai Technologies, Inc.	120,238	11,816,991	(191.1)
Alaska Air Group, Inc.	80,585	3,024,355	(48.9)
Align Technology, Inc.	2,766	641,380	(10.4)
Alkermes PLC	50,373	1,376,190	(22.3)
Alnylam Pharmaceuticals, Inc.	2,427	576,315	(9.3)
Altria Group, Inc.	163,755	8,025,633	(129.8)
Amazon.com, Inc.	141,709	26,496,749	(428.5)
Amdocs Ltd.	3,438	300,722	(4.9)
AMETEK, Inc.	6,593	1,143,754	(18.5)
Amgen, Inc.	1,472	489,396	(7.9)
Aon PLC, Class A	9,052	2,973,673	(48.1)
Apple, Inc.	50,911	11,306,315	(182.8)
Arch Capital Group Ltd.	53,277	5,102,871	(82.5)
Arrow Electronics, Inc.	79,565	9,841,395	(159.2)
Atmos Energy Corp.	45,289	5,791,557	(93.7)
AutoNation, Inc.	11,383	2,170,966	(35.1)
Avnet, Inc.	32,191	1,730,588	(28.0)
Axcelis Technologies, Inc.	15,338	1,937,956	(31.3)
AZEK Co., Inc., Class A	44,041	1,977,000	(32.0)
Baker Hughes Co., Class A	658,305	25,489,570	(412.2)
Bank of America Corp.	129,715	5,228,812	(84.6)
Becton Dickinson & Co.	67,888	16,365,081	(264.7)
Biogen, Inc.	13,948	2,973,714	(48.1)
BioMarin Pharmaceutical, Inc.	24,764	2,088,348	(33.8)
Booking Holdings, Inc.	2,505	9,306,100	(150.5)
Box, Inc., Class A	69,088	1,942,755	(31.4)
Boyd Gaming Corp.	31,840	1,938,101	(31.3)
Bristol-Myers Squibb Co.	254,071	12,083,617	(195.4)
Builders FirstSource, Inc.	20,714	3,466,902	(56.1)
Bunge Global SA	71,750	7,550,252	(122.1)
CACI International, Inc., Class A	15,123	6,978,962	(112.9)
Carnival Corp.	992,248	16,530,852	(267.3)
Cboe Global Markets, Inc.	45,437	8,338,144	(134.8)
Charter Communications, Inc., Class A	32,760	12,439,627	(201.2)
Chemed Corp.	536	305,606	(4.9)
Security	Shares	Value	% of Basket Value
United States (continued)
Cheniere Energy, Inc.	41,161	$7,517,645	(121.6)%
Chevron Corp.	221,530	35,548,919	(574.9)
Ciena Corp.	30,180	1,591,693	(25.7)
Cirrus Logic, Inc.	44,900	5,858,552	(94.7)
Citigroup, Inc.	117,929	7,651,234	(123.7)
CNH Industrial NV	113,521	1,208,999	(19.6)
Cognex Corp.	64,455	3,198,257	(51.7)
Colgate-Palmolive Co.	182,668	18,118,839	(293.0)
ConocoPhillips	262,779	29,221,025	(472.6)
Credit Acceptance Corp.	223	128,203	(2.1)
CRH PLC	97,763	8,378,289	(135.5)
Curtiss-Wright Corp.	8,751	2,578,920	(41.7)
CyberArk Software Ltd.	7,282	1,866,959	(30.2)
D.R. Horton, Inc.	119,727	21,542,479	(348.4)
Darling Ingredients, Inc.	65,849	2,616,181	(42.3)
Deckers Outdoor Corp.	2,570	2,371,159	(38.3)
Devon Energy Corp.	191,641	9,012,876	(145.8)
Domino’s Pizza, Inc.	7,275	3,118,792	(50.4)
Dropbox, Inc., Class A	108,813	2,602,807	(42.1)
EMCOR Group, Inc.	4,915	1,845,288	(29.8)
EOG Resources, Inc.	78,272	9,924,890	(160.5)
Etsy, Inc.	57,614	3,752,976	(60.7)
Euronet Worldwide, Inc.	39,688	4,047,779	(65.5)
Exact Sciences Corp.	18,716	854,947	(13.8)
Exelixis, Inc.	82,326	1,930,545	(31.2)
ExlService Holdings, Inc.	70,257	2,477,262	(40.1)
Expeditors International of Washington, Inc.	171,463	21,402,012	(346.1)
Exxon Mobil Corp.	29,758	3,529,001	(57.1)
First American Financial Corp.	21,537	1,304,711	(21.1)
First Horizon Corp.	174,676	2,922,329	(47.3)
Flex Ltd.	154,761	4,975,566	(80.5)
Flowserve Corp.	74,919	3,787,155	(61.2)
Ford Motor Co.	183,004	1,980,103	(32.0)
Fortinet, Inc.	421,092	24,440,180	(395.2)
Fortune Brands Innovations, Inc., Class I	82,217	6,643,956	(107.4)
Fox Corp., Class A	232,372	8,839,431	(142.9)
Franklin Resources, Inc.	245,365	5,611,498	(90.7)
Generac Holdings, Inc.	28,329	4,410,259	(71.3)
General Motors Co.	288,524	12,787,384	(206.8)
Gilead Sciences, Inc.	58,362	4,439,014	(71.8)
GoDaddy, Inc., Class A	41,467	6,031,375	(97.5)
Graco, Inc.	36,506	3,104,835	(50.2)
Guidewire Software, Inc.	57,304	8,599,611	(139.1)
H&R Block, Inc.	17,171	994,888	(16.1)
Halliburton Co.	711,341	24,669,306	(399.0)
Halozyme Therapeutics, Inc.	20,447	1,129,901	(18.3)
HCA Healthcare, Inc.	87,634	31,815,524	(514.5)
Holcim AG	111,017	10,374,584	(167.8)
HP, Inc.	154,350	5,570,491	(90.1)
Incyte Corp.	33,446	2,176,331	(35.2)
Installed Building Products, Inc.	33,763	9,127,827	(147.6)
International Game Technology PLC	96,833	2,272,670	(36.8)
Invesco Ltd.	730,598	12,610,121	(203.9)
Ionis Pharmaceuticals, Inc.	14,927	738,289	(11.9)
ITT, Inc.	14,050	1,987,513	(32.1)
Jack Henry & Associates, Inc.	3,556	609,783	(9.9)
Jones Lang LaSalle, Inc.	9,404	2,359,464	(38.2)
KB Home	51,489	4,432,173	(71.7)
KeyCorp	2,500	40,325	(0.7)
Kimberly-Clark Corp.	149,016	20,124,611	(325.5)
Lam Research Corp.	35,890	33,063,304	(534.7)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Lamar Advertising Co., Class A	15,150	$1,815,879	(29.4)%
Leidos Holdings, Inc.	133,838	19,326,207	(312.5)
Lennar Corp., Class A	117,282	20,750,704	(335.6)
Lockheed Martin Corp.	97,818	53,009,531	(857.3)
Louisiana-Pacific Corp.	13,610	1,335,958	(21.6)
Manhattan Associates, Inc.	6,567	1,677,080	(27.1)
Marsh & McLennan Cos., Inc.	44,306	9,861,186	(159.5)
Masco Corp.	85,813	6,680,542	(108.0)
Maximus, Inc.	10,810	1,004,141	(16.2)
Medtronic PLC	165,089	13,259,948	(214.4)
Merck & Co., Inc.	218,836	24,756,917	(400.4)
MetLife Inc.	21,424	1,646,434	(26.6)
Mettler-Toledo International, Inc.	4,524	6,881,140	(111.3)
MGIC Investment Corp.	17,305	429,856	(6.9)
MGM Resorts International	274,484	11,794,577	(190.7)
Micron Technology, Inc.	224,828	24,690,611	(399.3)
Microsoft Corp.	72,995	30,537,458	(493.9)
Molina Healthcare, Inc.	14,068	4,800,986	(77.6)
Monster Beverage Corp.	196,001	10,084,251	(163.1)
Motorola Solutions, Inc.	32,614	13,010,377	(210.4)
MSCI, Inc., Class A	10,465	5,659,053	(91.5)
NetApp, Inc.	32,885	4,175,737	(67.5)
Neurocrine Biosciences, Inc.	8,021	1,135,533	(18.4)
Nutanix, Inc., Class A	66,025	3,334,923	(53.9)
NVIDIA Corp.	121,954	14,271,057	(230.8)
NVR, Inc.	988	8,504,190	(137.5)
Otis Worldwide Corp.	135,216	12,777,912	(206.6)
Ovintiv, Inc.	91,422	4,245,638	(68.7)
Owens Corning	12,717	2,370,194	(38.3)
Paramount Global, Class B	327,453	3,739,513	(60.5)
Penske Automotive Group, Inc.	21,440	3,732,918	(60.4)
Pfizer, Inc.	245,115	7,485,812	(121.1)
Pool Corp.	4,438	1,659,990	(26.8)
Principal Financial Group, Inc.	54,053	4,405,860	(71.3)
PulteGroup, Inc.	121,055	15,979,260	(258.4)
QUALCOMM, Inc.	109,321	19,781,635	(319.9)
Qualys, Inc.	15,689	2,339,857	(37.8)
Reinsurance Group of America, Inc.	18,064	4,072,168	(65.9)
Robert Half, Inc.	47,429	3,044,467	(49.2)
RPM International, Inc.	34,897	4,238,590	(68.5)
Sarepta Therapeutics, Inc.	4,209	598,688	(9.7)
SBA Communications Corp., Class A	40,188	8,822,873	(142.7)
Schlumberger NV	555,465	26,823,405	(433.8)
Schneider Electric SE	26,919	6,488,426	(104.9)
Silicon Laboratories, Inc.	7,837	941,459	(15.2)
Smartsheet, Inc., Class A	98,869	4,741,757	(76.7)
Snap, Inc., Class A	554,197	7,381,904	(119.4)
Spotify Technology SA	35,830	12,323,370	(199.3)
T Rowe Price Group, Inc.	137,593	15,714,497	(254.1)
Taylor Morrison Home Corp., Class A	122,611	8,224,746	(133.0)
TD SYNNEX Corp.	49,373	5,883,780	(95.2)
TE Connectivity Ltd.	32,197	4,968,963	(80.4)
Teradyne, Inc.	33,386	4,378,908	(70.8)
Thermo Fisher Scientific, Inc.	22,531	13,819,164	(223.5)
Toll Brothers, Inc.	107,346	15,319,348	(247.7)
Trex Co., Inc.	45,538	3,808,343	(61.6)
Truist Financial Corp.	104,699	4,678,998	(75.7)
U.S. Bancorp	150,817	6,768,667	(109.5)
UGI Corp.	94,473	2,341,041	(37.9)
United Therapeutics Corp.	2,359	739,051	(12.0)
Unum Group	16,073	924,680	(15.0)
Security	Shares	Value	% of Basket Value
United States (continued)
Valero Energy Corp.	34,885	$5,641,602	(91.2)%
Veeva Systems, Inc., Class A	26,115	5,012,252	(81.1)
VeriSign, Inc.	29,773	5,567,849	(90.0)
Verisk Analytics, Inc., Class A	28,844	7,549,917	(122.1)
Visa, Inc., A Shares	42,261	11,227,480	(181.6)
Wayfair, Inc., Class A	34,482	1,876,855	(30.4)
Westinghouse Air Brake Technologies Corp.	12,000	1,933,800	(31.3)
Workiva, Inc., Class A	15,211	1,122,115	(18.1)
Xylem, Inc.	26,577	3,548,029	(57.4)
ZipRecruiter, Inc., Class C	77,166	3,757,984	(60.8)
Zoom Video Communications, Inc., Class A	39,479	7,107,799	(114.9)
		1,340,500,757
Preferred Stocks
Germany
Volkswagen AG	975	108,813	(1.8)
Total Reference Entity — Long		1,583,973,499
Reference Entity — Short
Common Stocks
Australia
APA Group	(132,119)	(684,793)	11.1
ASX Ltd.	(86,487)	(3,684,880)	59.6
CAR Group Ltd.	(92,152)	(2,107,564)	34.1
Commonwealth Bank of Australia	(63,505)	(5,722,442)	92.5
Endeavour Group Ltd.	(572,016)	(2,057,354)	33.3
Evolution Mining Ltd.	(165,802)	(429,589)	7.0
Goodman Group	(191,011)	(4,409,696)	71.3
Lottery Corp. Ltd.	(320,501)	(1,044,372)	16.9
NEXTDC Ltd.	(608,221)	(6,697,870)	108.3
Paladin Energy Ltd.	(37,686)	(282,710)	4.6
Pilbara Minerals Ltd.	(868,013)	(1,677,751)	27.1
Ramsay Health Care Ltd.	(27,015)	(822,705)	13.3
Reece Ltd.	(4,957)	(89,828)	1.5
SEEK Ltd.	(73,177)	(1,059,719)	17.1
Treasury Wine Estates Ltd.	(2,541,982)	(20,550,704)	332.3
Woolworths Group Ltd.	(59,820)	(1,349,729)	21.8
		(52,671,706)
Belgium
Anheuser-Busch InBev SA	(417,572)	(24,792,988)	401.0
Bermuda
RenaissanceRe Holdings Ltd.	(30,456)	(7,063,051)	114.2
Canada
Ivanhoe Mines Ltd., Class A	(142,304)	(1,860,419)	30.1
China
Prosus NV	(29,800)	(1,039,522)	16.8
Denmark
Coloplast A/S, Class B	(43,952)	(5,713,782)	92.4
Danske Bank A/S	(67,100)	(2,052,085)	33.2
NKT A/S, Class B	(133)	(11,972)	0.2
Novonesis (Novozymes) B, Class B	(23,917)	(1,522,490)	24.6
		(9,300,329)
France
AXA SA	(700,886)	(24,607,968)	398.0
EssilorLuxottica SA	(18,501)	(4,233,763)	68.5
Kering SA	(91,870)	(28,216,744)	456.3
L’Oreal SA	(630)	(272,442)	4.4
LVMH Moet Hennessy Louis Vuitton SE	(3,779)	(2,665,564)	43.1

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
France (continued)
Renault SA	(34,922)	$(1,692,395)	27.4%
Safran SA	(283)	(62,173)	1.0
Societe Generale SA	(298,484)	(7,741,768)	125.2
TotalEnergies SE	(118,455)	(7,991,719)	129.2
Vallourec SA	(5,790)	(93,616)	1.5
Vivendi SE	(141,889)	(1,514,063)	24.5
		(79,092,215)
Germany
Bayer AG, Class N, Registered Shares	(1,565)	(46,560)	0.7
Continental AG	(1,396)	(85,580)	1.4
Daimler Truck Holding AG	(49,210)	(1,899,946)	30.7
Infineon Technologies AG, Class N	(3,731)	(129,608)	2.1
MTU Aero Engines AG, Class N	(11,610)	(3,287,530)	53.2
Siemens Healthineers AG	(138,452)	(7,420,903)	120.0
SMA Solar Technology AG	(11)	(296)	0.0
Symrise AG, Class A	(16,783)	(2,115,184)	34.2
		(14,985,607)
Hong Kong
CK Infrastructure Holdings Ltd.	(3,500)	(23,344)	0.4
Hong Kong & China Gas Co. Ltd.	(45,000)	(36,669)	0.6
		(60,013)
Ireland
Accenture PLC, Class A	(19,655)	(6,498,336)	105.1
Israel
Global-e Online Ltd.	(14,736)	(505,740)	8.2
Mobileye Global, Inc., Class A	(40,254)	(845,334)	13.6
		(1,351,074)
Italy
Enel SpA	(70,152)	(500,827)	8.1
Japan
Advantest Corp.	(9,800)	(433,761)	7.0
Ajinomoto Co., Inc.	(292,800)	(12,059,039)	195.0
Asics Corp.	(162,100)	(2,645,525)	42.8
Bandai Namco Holdings, Inc.	(435,700)	(9,258,951)	149.7
BayCurrent Consulting, Inc.	(17,100)	(526,417)	8.5
Bridgestone Corp.	(168,800)	(6,882,591)	111.3
Chugai Pharmaceutical Co. Ltd.	(1,100)	(48,007)	0.8
Chugoku Electric Power Co., Inc.	(188,300)	(1,369,451)	22.1
Cosmo Energy Holdings Co. Ltd.	(2,500)	(134,166)	2.2
Dentsu Group, Inc.	(26,300)	(695,456)	11.2
FUJIFILM Holdings Corp.	(419,400)	(9,971,624)	161.3
Fujikura Ltd.	(251,400)	(5,036,451)	81.5
Hamamatsu Photonics KK	(31,300)	(901,407)	14.6
Harmonic Drive Systems, Inc.	(2,300)	(63,208)	1.0
Ibiden Co. Ltd.	(222,200)	(8,612,955)	139.3
IHI Corp.	(111,900)	(4,082,182)	66.0
Isetan Mitsukoshi Holdings Ltd., Class L	(77,200)	(1,535,917)	24.8
Isuzu Motors Ltd.	(258,300)	(3,494,057)	56.5
ITOCHU Corp.	(16,400)	(841,048)	13.6
Japan Airport Terminal Co. Ltd.	(62,600)	(2,285,167)	37.0
Japan Petroleum Exploration Co. Ltd.	(5,500)	(226,780)	3.7
Japan Real Estate Investment Corp.	(2,033)	(7,051,473)	114.0
Kawasaki Heavy Industries Ltd.	(34,000)	(1,247,515)	20.2
Keisei Electric Railway Co. Ltd.	(32,800)	(981,017)	15.9
Kenedix Office Investment Corp.	(5,454)	(5,622,939)	90.9
Keyence Corp.	(1,100)	(480,986)	7.8
Kikkoman Corp.	(8,000)	(100,112)	1.6
Security	Shares	Value	% of Basket Value
Japan (continued)
Kintetsu Group Holdings Co. Ltd.	(279,700)	$(6,477,903)	104.8%
Kobe Bussan Co. Ltd.	(165,700)	(4,448,854)	71.9
Kobe Steel Ltd.	(220,700)	(2,754,851)	44.6
Kyushu Electric Power Co., Inc.	(23,600)	(249,111)	4.0
Kyushu Railway Co.	(195,400)	(5,215,651)	84.4
Macnica Holdings, Inc.	(15,900)	(641,694)	10.4
MatsukiyoCocokara & Co.	(5,400)	(88,063)	1.4
Mercari, Inc.	(857,100)	(12,849,803)	207.8
MinebeaMitsumi, Inc.	(291,000)	(6,999,806)	113.2
MISUMI Group, Inc.	(54,500)	(1,002,943)	16.2
Mitsubishi Heavy Industries Ltd.	(34,500)	(413,520)	6.7
Mitsubishi Motors Corp.	(724,000)	(2,063,897)	33.4
Mitsui Chemicals, Inc.	(80,400)	(2,324,526)	37.6
Mitsui OSK Lines Ltd.	(95,600)	(3,036,557)	49.1
MonotaRO Co. Ltd.	(500)	(7,048)	0.1
NIDEC Corp.	(28,800)	(1,266,931)	20.5
Nippon Building Fund, Inc.	(19)	(73,326)	1.2
Nippon Sanso Holdings Corp.	(11,300)	(369,304)	6.0
Nissan Chemical Corp.	(178,100)	(5,746,564)	92.9
Niterra Co. Ltd.	(193,800)	(5,740,007)	92.8
Nitori Holdings Co. Ltd.	(29,100)	(3,558,797)	57.6
Nomura Real Estate Master Fund, Inc.	(1,939)	(1,902,254)	30.8
Olympus Corp.	(344,400)	(5,945,750)	96.2
ORIX Corp.	(70,600)	(1,707,789)	27.6
Rakuten Bank Ltd.	(139,700)	(3,113,188)	50.3
Renesas Electronics Corp.	(78,200)	(1,346,907)	21.8
Rohto Pharmaceutical Co. Ltd.	(7,800)	(183,214)	3.0
Rorze Corp.	(22,100)	(3,594,270)	58.1
Ryohin Keikaku Co. Ltd.	(56,400)	(1,063,578)	17.2
Sanrio Co. Ltd.	(23,100)	(490,443)	7.9
SBI Sumishin Net Bank Ltd.	(8,500)	(162,432)	2.6
Secom Co. Ltd.	(52,900)	(3,377,810)	54.6
Seibu Holdings, Inc.	(121,800)	(2,286,417)	37.0
Sekisui Chemical Co. Ltd.	(77,200)	(1,164,793)	18.8
Seven & i Holdings Co. Ltd.	(609,500)	(7,298,612)	118.0
SG Holdings Co. Ltd.	(205,800)	(2,092,708)	33.8
Shimano, Inc.	(36,900)	(6,546,208)	105.9
Shin-Etsu Chemical Co. Ltd.	(140,400)	(6,238,067)	100.9
Shinko Electric Industries Co. Ltd.	(32,100)	(1,220,908)	19.7
SMC Corp.	(10,600)	(5,157,591)	83.4
Socionext, Inc.	(385,000)	(7,774,550)	125.7
SoftBank Group Corp.	(132,700)	(8,109,617)	131.2
SUMCO Corp.	(832,900)	(13,693,200)	221.5
Suzuki Motor Corp.	(57,700)	(663,099)	10.7
Taiyo Yuden Co. Ltd.	(147,700)	(4,438,403)	71.8
TDK Corp.	(29,100)	(2,030,083)	32.8
Tohoku Electric Power Co., Inc.	(181,700)	(1,544,934)	25.0
Tokyo Electric Power Co Holdings, Inc.	(410,100)	(2,054,092)	33.2
Tokyo Gas Co. Ltd.	(31,100)	(681,389)	11.0
Tokyo Seimitsu Co. Ltd.	(14,928)	(1,029,008)	16.6
Tokyu Corp.	(28,600)	(346,500)	5.6
TOTO Ltd.	(100)	(2,754)	0.0
Toyo Suisan Kaisha Ltd.	(5,400)	(362,588)	5.9
Ulvac, Inc.	(22,732)	(1,392,946)	22.5
Visional, Inc.	(14,600)	(770,846)	12.5
West Japan Railway Co.	(104,300)	(2,053,358)	33.2
Yakult Honsha Co. Ltd.	(5,300)	(108,679)	1.8
Yamaha Motor Co. Ltd.	(483,400)	(4,501,409)	72.8
Yamato Holdings Co. Ltd.	(155,200)	(1,884,917)	30.5
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Yelp, Inc.	(68,600)	$(2,387,542)	38.6%
ZOZO, Inc.	(396,200)	(11,598,727)	187.6
		(274,238,938)
Netherlands
Akzo Nobel NV	(1,610)	(99,550)	1.6
IMCD NV	(8,820)	(1,268,258)	20.5
ING Groep NV	(310,530)	(5,636,413)	91.2
OCI NV	(899)	(21,666)	0.3
		(7,025,887)
Singapore
CapitaLand Ascendas REIT	(124,800)	(254,786)	4.1
Capitaland Investment Ltd.	(8,200)	(16,626)	0.3
Sembcorp Industries Ltd.	(25,700)	(91,892)	1.5
		(363,304)
Sweden
Castellum AB	(125,014)	(1,566,014)	25.3
Epiroc AB, Class A	(84,617)	(1,579,408)	25.6
Epiroc AB, Class B	(51,596)	(867,557)	14.0
EQT AB	(53,380)	(1,728,438)	28.0
Lifco AB	(19,252)	(571,139)	9.2
Nibe Industrier AB	(4,262)	(18,728)	0.3
Saab AB, Class B	(66,767)	(1,541,718)	24.9
Sagax AB, Class B	(22,748)	(561,975)	9.1
Volvo Car AB	(232,465)	(659,582)	10.7
		(9,094,559)
Switzerland
Adecco Group AG, Class N, Registered Shares	(70,946)	(2,414,882)	39.0
Baloise Holding AG, Class N, Registered Shares	(2,543)	(455,099)	7.4
EMS-Chemie Holding AG	(32)	(26,760)	0.4
Helvetia Holding AG	(4,660)	(695,174)	11.2
Julius Baer Group Ltd., Class N	(1,536)	(84,062)	1.4
On Holding AG, Class A	(25,380)	(1,051,240)	17.0
Partners Group Holding AG	(2,862)	(3,852,374)	62.3
Sandoz Group AG	(239,182)	(10,374,101)	167.8
Sika AG	(5,310)	(1,612,202)	26.1
Straumann Holding AG	(14,175)	(1,827,890)	29.6
Swatch Group AG	(9,230)	(1,900,964)	30.7
Swiss Life Holding AG, Class N, Registered Shares	(5,263)	(4,029,952)	65.2
Swisscom AG, Class N, Registered Shares	(6,030)	(3,690,613)	59.7
		(32,015,313)
Thailand
Fabrinet	(230)	(50,729)	0.8
United Kingdom
abrdn PLC	(734,280)	(1,605,861)	26.0
Croda International PLC	(2,154)	(111,995)	1.8
Diageo PLC	(16,164)	(502,942)	8.1
DS Smith PLC	(2,384,725)	(13,941,222)	225.5
Entain PLC	(646,526)	(4,751,072)	76.8
HSBC Holdings PLC	(2,289,031)	(20,816,685)	336.7
Melrose Industries PLC	(198,805)	(1,505,413)	24.3
Spirax-Sarco Engineering PLC	(7,723)	(901,637)	14.6
St James’s Place PLC	(161,977)	(1,426,818)	23.1
WPP PLC	(1,292,398)	(12,466,572)	201.6
		(58,030,217)
Security	Shares	Value	% of Basket Value
United States
3M Co.	(58,686)	$(7,485,399)	121.1%
AAON, Inc.	(80,468)	(7,123,832)	115.2
Acadia Healthcare Co., Inc.	(82,308)	(5,337,674)	86.3
AGNC Investment Corp.	(287,689)	(2,879,767)	46.6
Agree Realty Corp.	(67,642)	(4,665,269)	75.4
Air Lease Corp., Class A	(24,049)	(1,193,311)	19.3
Albemarle Corp.	(15,663)	(1,467,153)	23.7
Alcon, Inc.	(50,225)	(4,755,531)	76.9
Alight, Inc., Class A	(116,920)	(885,084)	14.3
Ally Financial, Inc.	(23,753)	(1,069,122)	17.3
Alpha Metallurgical Resources, Inc.	(5,791)	(1,710,719)	27.7
American Electric Power Co., Inc.	(150,421)	(14,759,308)	238.7
American Financial Group, Inc.	(17,344)	(2,271,370)	36.7
American International Group, Inc.	(60,008)	(4,754,434)	76.9
Amkor Technology, Inc.	(12,213)	(398,877)	6.4
Amphenol Corp., Class A	(225,430)	(14,486,132)	234.3
Antero Midstream Corp.	(371,674)	(5,337,239)	86.3
APA Corp.	(135,741)	(4,233,762)	68.5
API Group Corp.	(61,936)	(2,346,755)	38.0
Apollo Global Management, Inc.	(59,170)	(7,414,593)	119.9
Aptiv PLC	(258,341)	(17,926,282)	289.9
Aspen Technology, Inc.	(4,252)	(799,163)	12.9
Assurant, Inc.	(9,964)	(1,742,405)	28.2
ATI, Inc.	(36,887)	(2,497,619)	40.4
Avantor, Inc.	(20,303)	(543,105)	8.8
Avery Dennison Corp.	(25,767)	(5,587,059)	90.4
Ball Corp.	(22,141)	(1,413,260)	22.9
Bath & Body Works, Inc.	(3,983)	(146,375)	2.4
Bill Holdings, Inc.	(7,718)	(385,591)	6.2
BJ’s Wholesale Club Holdings, Inc.	(31,764)	(2,793,961)	45.2
Brown-Forman Corp., Class B	(2,493)	(112,584)	1.8
Brunswick Corp.	(19,518)	(1,589,741)	25.7
BXP, Inc.	(84,643)	(6,035,892)	97.6
Cadence Design Systems, Inc.	(27,187)	(7,276,872)	117.7
Campbell Soup Co.	(378,053)	(17,715,564)	286.5
Carrier Global Corp.	(397,233)	(27,055,540)	437.5
Casella Waste Systems, Inc., Class A	(93,137)	(9,645,268)	156.0
Celanese Corp., Class A	(49,591)	(6,999,770)	113.2
Chesapeake Energy Corp.	(45,662)	(3,485,380)	56.4
Chipotle Mexican Grill, Inc., Class A	(4,427)	(240,475)	3.9
Chord Energy Corp.	(8,044)	(1,380,833)	22.3
Chubb Ltd.	(42,435)	(11,697,632)	189.2
Churchill Downs, Inc.	(7,993)	(1,147,475)	18.6
Coca-Cola Consolidated, Inc.	(794)	(909,837)	14.7
Cognizant Technology Solutions Corp., Class A	(212,424)	(16,076,248)	260.0
Commercial Metals Co.	(27,590)	(1,658,159)	26.8
Confluent, Inc., Class A	(14,109)	(353,007)	5.7
Constellation Energy Corp.	(14,084)	(2,673,143)	43.2
Cooper Cos, Inc.	(10,051)	(938,060)	15.2
Core & Main, Inc., Class A	(51,321)	(2,744,134)	44.4
Corning, Inc.	(582,363)	(23,300,344)	376.8
Corpay, Inc.	(36,504)	(10,652,597)	172.3
Crane Co.	(17,118)	(2,746,070)	44.4
Crown Castle, Inc.	(96,112)	(10,580,009)	171.1
CVS Health Corp.	(61,972)	(3,738,771)	60.5
Danaher Corp.	(28,646)	(7,937,234)	128.4
Diamondback Energy, Inc.	(85,850)	(17,368,313)	280.9
Dollar General Corp.	(7,362)	(886,311)	14.3
Dominion Energy, Inc.	(166,458)	(8,898,845)	143.9
Duolingo, Inc.	(8,625)	(1,482,982)	24.0
Dutch Bros, Inc., Class A	(35,142)	(1,344,181)	21.7

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
elf Beauty, Inc.	(13,017)	$(2,246,474)	36.3%
Emerson Electric Co.	(3,587)	(420,074)	6.8
Enphase Energy, Inc.	(4,558)	(524,671)	8.5
Entegris, Inc.	(15,902)	(1,881,048)	30.4
EQT Corp.	(940,182)	(32,445,681)	524.7
Erie Indemnity Co., Class A	(38)	(16,764)	0.3
Evergy, Inc.	(326,933)	(18,962,114)	306.7
Extra Space Storage, Inc.	(39,150)	(6,249,123)	101.1
Fastenal Co.	(108,196)	(7,654,867)	123.8
FedEx Corp.	(26,948)	(8,145,033)	131.7
Fifth Third Bancorp	(88,043)	(3,727,741)	60.3
First Solar, Inc.	(11,980)	(2,587,560)	41.8
FMC Corp.	(32,702)	(1,908,489)	30.9
GE HealthCare Technologies, Inc.	(146,061)	(12,361,142)	199.9
Gen Digital, Inc.	(401,226)	(10,427,864)	168.6
Gentex Corp.	(4,024)	(124,985)	2.0
Glaukos Corp.	(31,026)	(3,635,316)	58.8
Globus Medical, Inc., Class A	(69,631)	(5,010,647)	81.0
Graphic Packaging Holding Co.	(395,468)	(11,903,587)	192.5
Hasbro, Inc.	(30,912)	(1,992,587)	32.2
HealthEquity, Inc.	(18,111)	(1,421,351)	23.0
Hilton Worldwide Holdings, Inc.	(39,348)	(8,446,835)	136.6
Hyatt Hotels Corp., Class A	(23,306)	(3,433,673)	55.5
ICON PLC, ADR	(292)	(95,904)	1.6
Ingersoll Rand, Inc.	(72,650)	(7,294,060)	118.0
Inspire Medical Systems, Inc.	(9,320)	(1,314,586)	21.3
Interactive Brokers Group, Inc., Class A	(7,003)	(835,248)	13.5
International Business Machines Corp.	(128,714)	(24,731,108)	400.0
International Flavors & Fragrances, Inc.	(19,892)	(1,978,856)	32.0
Interpublic Group of Cos, Inc.	(112,117)	(3,606,804)	58.3
Intra-Cellular Therapies, Inc.	(5,141)	(404,699)	6.5
Intuitive Surgical, Inc.	(102,906)	(45,753,037)	739.9
Jacobs Solutions, Inc.	(5,349)	(782,826)	12.7
Johnson Controls International PLC	(356,213)	(25,483,478)	412.1
Kenvue, Inc.	(263,180)	(4,866,198)	78.7
Keurig Dr. Pepper, Inc.	(230,174)	(7,890,365)	127.6
Kinsale Capital Group, Inc.	(3,151)	(1,440,228)	23.3
Kirby Corp.	(3,944)	(484,639)	7.8
Kraft Heinz Co.	(25,880)	(911,235)	14.7
Lamb Weston Holdings, Inc.	(122,008)	(7,322,920)	118.4
Lantheus Holdings, Inc.	(2,355)	(246,875)	4.0
Levi Strauss & Co., Class A	(13,280)	(243,422)	3.9
Loews Corp.	(25,842)	(2,066,068)	33.4
LPL Financial Holdings, Inc.	(106)	(23,481)	0.4
Markel Group, Inc.	(6,196)	(10,154,315)	164.2
MarketAxess Holdings, Inc.	(9,948)	(2,223,676)	36.0
Matador Resources Co.	(49,138)	(3,021,004)	48.9
Match Group, Inc.	(303,286)	(11,567,328)	187.1
Microchip Technology, Inc.	(24,615)	(2,185,320)	35.3
Mid-America Apartment Communities, Inc.	(7,840)	(1,095,797)	17.7
Modine Manufacturing Co.	(6,306)	(741,964)	12.0
Monday.com Ltd.	(5,684)	(1,306,240)	21.1
Mueller Industries, Inc.	(17,503)	(1,241,663)	20.1
Nasdaq, Inc.	(2,742)	(185,579)	3.0
Nestle SA, Class N, Registered Shares	(5,148)	(521,454)	8.4
New Fortress Energy, Inc., Class A	(32,114)	(633,930)	10.3
NextEra Energy, Inc.	(51,740)	(3,952,419)	63.9
Norfolk Southern Corp.	(132,332)	(33,024,774)	534.1
Northern Trust Corp.	(26,665)	(2,363,852)	38.2
Norwegian Cruise Line Holdings Ltd.	(33,904)	(624,851)	10.1
Old National Bancorp	(665,002)	(13,313,340)	215.3
Omega Healthcare Investors, Inc.	(322,189)	(11,727,680)	189.7
Security	Shares	Value	% of Basket Value
United States (continued)
Omnicom Group, Inc.	(134,980)	$(13,233,439)	214.0%
ON Semiconductor Corp.	(53,135)	(4,157,814)	67.2
Onto Innovation, Inc.	(7,159)	(1,369,517)	22.1
Option Care Health, Inc.	(81,226)	(2,411,600)	39.0
Ormat Technologies, Inc.	(24,106)	(1,871,590)	30.3
Packaging Corp. of America	(2,823)	(564,233)	9.1
Parsons Corp.	(10,438)	(953,720)	15.4
Paychex, Inc.	(262,331)	(33,583,615)	543.1
Paycom Software, Inc.	(29,288)	(4,884,945)	79.0
Paylocity Holding Corp.	(38,041)	(5,708,813)	92.3
PBF Energy, Inc., Class A	(2,792)	(113,774)	1.8
PepsiCo, Inc.	(95,054)	(16,412,974)	265.4
Permian Resources Corp., Class A	(695,582)	(10,670,228)	172.6
Pinnacle Financial Partners, Inc.	(5,945)	(572,622)	9.3
Planet Fitness, Inc., Class A	(50,517)	(3,723,103)	60.2
Polaris, Inc.	(126)	(10,493)	0.2
Primerica, Inc.	(2,711)	(682,548)	11.0
Procore Technologies, Inc.	(21,455)	(1,523,949)	24.6
PTC, Inc.	(43,734)	(7,778,092)	125.8
Raymond James Financial, Inc.	(35,571)	(4,126,236)	66.7
RBC Bearings, Inc.	(8,311)	(2,417,171)	39.1
RH	(7,437)	(2,157,325)	34.9
Robinhood Markets, Inc., Class A	(89,074)	(1,832,252)	29.6
Roche Holding AG	(22,379)	(7,245,411)	117.2
Roivant Sciences Ltd.	(37,469)	(406,539)	6.6
Ryan Specialty Holdings, Inc., Class A	(123,085)	(7,580,805)	122.6
Ryman Hospitality Properties, Inc.	(23,179)	(2,329,721)	37.7
Salesforce, Inc.	(4,655)	(1,204,714)	19.5
Sanofi SA	(1,574)	(162,268)	2.6
SharkNinja, Inc.	(80,747)	(6,205,407)	100.4
Shift4 Payments, Inc., Class A	(42,755)	(2,941,116)	47.6
Simpson Manufacturing Co., Inc.	(1,039)	(199,581)	3.2
Sinch AB	(546,037)	(1,479,994)	23.9
SM Energy Co.	(3,670)	(169,554)	2.7
Southern Co.	(120,080)	(10,029,082)	162.2
SouthState Corp.	(78,900)	(7,808,733)	126.3
STAG Industrial, Inc.	(55,459)	(2,263,282)	36.6
Stellantis NV	(7,754)	(129,213)	2.1
Stericycle, Inc.	(48,110)	(2,816,840)	45.6
Summit Materials, Inc., Class A	(117,764)	(4,920,180)	79.6
Sun Communities, Inc.	(20,098)	(2,547,020)	41.2
Super Micro Computer, Inc.	(3,939)	(2,763,799)	44.7
Take-Two Interactive Software, Inc.	(39,162)	(5,895,056)	95.3
Teledyne Technologies, Inc.	(10,890)	(4,594,055)	74.3
Tenable Holdings, Inc.	(45,178)	(2,074,574)	33.5
Texas Instruments, Inc.	(149,390)	(30,447,176)	492.4
Timken Co.	(23,366)	(2,031,674)	32.9
TKO Group Holdings, Inc., Class A	(38,410)	(4,200,133)	67.9
Toro Co.	(22,388)	(2,143,203)	34.7
Trade Desk, Inc., Class A	(113,157)	(10,170,551)	164.5
Tradeweb Markets, Inc., Class A	(38,404)	(4,288,959)	69.4
UDR, Inc.	(3,952)	(158,357)	2.6
United Rentals, Inc.	(349)	(264,228)	4.3
Valaris Ltd.	(145,045)	(11,399,087)	184.3
Vontier Corp.	(9,831)	(385,670)	6.2
Walgreens Boots Alliance, Inc.	(418,110)	(4,962,966)	80.3
Webster Financial Corp.	(14,606)	(724,750)	11.7
WEC Energy Group, Inc.	(1,348)	(116,009)	1.9
Wells Fargo & Co.	(23,374)	(1,387,013)	22.4
Welltower, Inc.	(14,309)	(1,591,876)	25.7
Western Alliance Bancorp	(92,691)	(7,457,918)	120.6
Western Digital Corp.	(16,911)	(1,133,883)	18.3
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Williams Cos., Inc.	(136,414)	$(5,857,617)	94.7%
WillScot Mobile Mini Holdings Corp.	(2,598)	(106,518)	1.7
Wyndham Hotels & Resorts, Inc.	(38,296)	(2,899,773)	46.9
Zebra Technologies Corp., Class A	(2,493)	(875,517)	14.2
Zuken, Inc., Class A	(47,500)	(539,600)	8.7
		(1,009,939,746)
Preferred Stocks
Germany
Dr Ing hc F Porsche AG	(2,420)	(182,228)	2.9
Total Reference Entity — Short		(1,590,157,008)
Net Value of Reference Entity — Barclays Bank PLC		$(6,183,509)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination dates 11/11/24 — 05/27/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Centuria Industrial REIT	308,814	$643,665	(54.7)%
Collins Foods Ltd.	298,341	1,792,884	(152.3)
EBOS Group Ltd.	95,222	2,040,169	(173.4)
IRESS Ltd.	225,023	1,571,434	(133.5)
Magellan Financial Group Ltd.	131,737	884,458	(75.2)
Perpetual Ltd.	76,913	1,117,232	(94.9)
Sandfire Resources Ltd.	332,666	1,900,064	(161.4)
SmartGroup Corp. Ltd.	460,266	2,604,759	(221.3)
		12,554,665
Austria
Kontron AG	10,116	214,330	(18.2)
Canada
ADENTRA, Inc.	25,192	796,824	(67.7)
Birchcliff Energy Ltd.	1,848,330	8,019,047	(681.3)
International Petroleum Corp.	26,644	390,222	(33.2)
Torex Gold Resources, Inc.	86,772	1,375,757	(116.9)
		10,581,850
France
ARGAN SA	8,461	691,503	(58.7)
Clariane SE	23,826	46,913	(4.0)
Coface SA	232,718	3,523,245	(299.4)
Opmobility	84,794	888,975	(75.5)
SPIE SA	270,096	10,440,532	(887.1)
		15,591,168
Germany
CANCOM SE	66,886	2,372,931	(201.6)
CECONOMY AG	13,740	41,443	(3.5)
Deutsche Wohnen SE	2,521	50,066	(4.3)
Deutz AG	33,871	195,087	(16.6)
Security	Shares	Value	% of Basket Value
Germany (continued)
Duerr AG	2,200	$48,388	(4.1)%
ProSiebenSat.1 Media SE	160,640	1,102,045	(93.6)
SMA Solar Technology AG	1,981	53,279	(4.5)
Stroeer SE & Co KGaA	16,044	1,084,742	(92.2)
		4,947,981
Iraq
Gulf Keystone Petroleum Ltd.	1,242,879	2,152,214	(182.9)
Ireland
Cimpress PLC	31,178	2,845,616	(241.8)
Israel
Cellebrite Di Ltd.	193,087	2,645,292	(224.8)
Italy
Fincantieri SpA	19,443	108,320	(9.2)
MFE-MediaForEurope NV	593,956	2,023,461	(171.9)
		2,131,781
Japan
Aica Kogyo Co., Ltd.	21,800	504,527	(42.9)
Air Water, Inc.	47,800	702,233	(59.7)
Azbil Corp.	177,700	5,163,818	(438.8)
Canon Electronics, Inc.	67,200	1,026,362	(87.2)
Canon Marketing Japan, Inc.	59,000	1,827,019	(155.2)
Daido Steel Co. Ltd.	18,700	187,103	(15.9)
DyDo Group Holdings, Inc.	45,300	819,673	(69.6)
Exedy Corp.	57,800	1,227,246	(104.3)
Fujitsu General Ltd.	278,000	3,647,368	(309.9)
Hakuhodo DY Holdings, Inc.	539,800	4,408,187	(374.5)
Hitachi Zosen Corp.	6,700	48,642	(4.1)
Iida Group Holdings Co. Ltd.	27,200	408,861	(34.7)
INFRONEER Holdings, Inc.	607,100	5,264,507	(447.3)
Iyogin Holdings, Inc.	443,200	4,452,917	(378.3)
Japan Aviation Electronics Industry Ltd.	177,400	2,972,938	(252.6)
Kewpie Corp.	43,100	1,107,098	(94.1)
Koei Tecmo Holdings Co. Ltd.	598,800	5,852,035	(497.2)
Kureha Corp.	3,600	71,508	(6.1)
Makino Milling Machine Co. Ltd.	25,600	1,148,573	(97.6)
MIRAIT ONE Corp.	16,500	234,489	(19.9)
Miura Co. Ltd.	236,100	5,483,819	(465.9)
Nagoya Railroad Co. Ltd.	32,700	397,955	(33.8)
Nichicon Corp.	170,900	1,251,479	(106.3)
Nippon Shokubai Co. Ltd.	6,900	74,818	(6.4)
Nipro Corp.	75,000	654,926	(55.7)
OBIC Business Consultants Co. Ltd.	13,300	562,893	(47.8)
Penta-Ocean Construction Co. Ltd.	54,500	241,950	(20.6)
Rinnai Corp.	49,600	1,219,567	(103.6)
San-A Co. Ltd.	26,300	897,442	(76.3)
Sanyo Special Steel Co. Ltd.	75,600	1,071,425	(91.0)
Ship Healthcare Holdings, Inc.	176,200	2,689,625	(228.5)
Sumitomo Heavy Industries Ltd.	18,600	499,508	(42.4)
Sumitomo Rubber Industries Ltd.	736,200	7,670,862	(651.8)
Takasago Thermal Engineering Co. Ltd.	21,500	846,732	(71.9)
Teijin Ltd.	102,000	981,548	(83.4)
Token Corp.	8,400	663,682	(56.4)
Tokuyama Corp.	68,000	1,333,034	(113.3)
Tsumura & Co.	162,400	4,305,762	(365.8)
Tsuruha Holdings, Inc.	7,900	489,436	(41.6)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
UACJ Corp.	115,400	$3,285,711	(279.2)%
Yamaguchi Financial Group, Inc.	30,600	380,386	(32.3)
Zeon Corp.	247,700	2,187,704	(185.9)
		78,265,368
Luxembourg
APERAM SA	50,393	1,369,354	(116.3)
Netherlands
SBM Offshore NV	216,557	3,509,577	(298.2)
Norway
Stolt-Nielsen Ltd.	1,649	64,687	(5.5)
Portugal
NOS SGPS SA	424,805	1,634,394	(138.9)
Singapore
iFAST Corp. Ltd	38,100	213,798	(18.2)
UOL Group Ltd.	449,000	1,814,102	(154.1)
		2,027,900
Spain
Indra Sistemas SA	107,196	2,149,695	(182.6)
Inmobiliaria Colonial Socimi SA	130,498	759,142	(64.5)
Mapfre SA	796,745	1,930,857	(164.1)
Naturgy Energy Group SA	42,432	1,021,923	(86.8)
Unicaja Banco SA	37,279	50,178	(4.3)
		5,911,795
Sweden
AAK AB	72,878	2,097,214	(178.2)
AddTech AB	69,076	2,229,004	(189.4)
Ambea AB	192,792	1,437,267	(122.1)
Betsson AB	4,516	53,754	(4.6)
Billerud Aktiebolag	79,285	798,368	(67.8)
Camurus AB	6,054	383,132	(32.5)
Clas Ohlson AB, B Shares	75,319	1,196,502	(101.7)
Loomis Ab, Class B	25,124	800,582	(68.0)
NCC AB, Class B	6,334	97,795	(8.3)
VBG Group AB, B Shares	5,409	215,508	(18.3)
Yubico AB	20,842	526,835	(44.8)
		9,835,961
United Kingdom
AJ Bell PLC	756,338	4,462,905	(379.2)
Babcock International Group PLC	477,470	3,266,074	(277.5)
Computacenter PLC	100,297	3,472,889	(295.1)
Dowlais Group PLC	5,395,034	4,444,484	(377.6)
Greggs PLC	227,128	9,146,803	(777.2)
JET2 PLC	140,659	2,582,186	(219.4)
Johnson Service Group PLC	532,177	1,113,780	(94.6)
Lancashire Holdings Ltd.	155,965	1,271,175	(108.0)
Renew Holdings PLC	110,058	1,541,376	(131.0)
Serica Energy PLC	1,018,192	1,729,340	(146.9)
Telecom Plus PLC	21,578	527,315	(44.8)
		33,558,327
United States
10X Genomics, Inc., Class A	507,647	10,493,063	(891.5)
1-800-Flowers.com, Inc., Class A	30,619	317,213	(26.9)
Accel Entertainment, Inc., Class A	92,046	1,122,961	(95.4)
Agilysys, Inc.	10,425	1,168,538	(99.3)
Alkami Technology, Inc.	26,376	863,286	(73.3)
Amalgamated Financial Corp.	27,082	861,478	(73.2)
Security	Shares	Value	% of Basket Value
United States (continued)
Ambac Financial Group, Inc.	247,378	$3,262,916	(277.2)%
Ambarella, Inc.	80,690	4,247,522	(360.9)
America’s Car-Mart, Inc.	30,999	2,146,681	(182.4)
Anywhere Real Estate, Inc.	80,968	382,169	(32.5)
Apogee Enterprises, Inc.	20,262	1,390,784	(118.2)
Argan, Inc.	40,535	3,199,428	(271.8)
Assured Guaranty Ltd.	23,376	1,925,481	(163.6)
AtriCure, Inc.	148,414	3,201,290	(272.0)
BancFirst Corp.	16,504	1,773,025	(150.6)
Bandwidth, Inc., Class A	156,055	3,561,175	(302.6)
Beazer Homes USA, Inc.	129,320	4,354,204	(370.0)
Belden, Inc.	11,939	1,106,626	(94.0)
Black Hills Corp.	334,403	19,746,497	(1,677.8)
BlueLinx Holdings, Inc.	27,076	3,265,095	(277.4)
Brighthouse Financial, Inc.	2,893	144,274	(12.3)
Cable One, Inc.	14,750	6,097,355	(518.1)
Cars.com, Inc.	30,853	636,189	(54.1)
Centerspace	12,730	888,936	(75.5)
Century Communities, Inc.	39,952	4,183,374	(355.4)
Chatham Lodging Trust	98,666	867,274	(73.7)
Clear Secure, Inc., Class A	271,859	5,804,190	(493.2)
Construction Partners, Inc., Class A	28,923	1,869,872	(158.9)
Corcept Therapeutics, Inc.	174,002	6,728,657	(571.7)
Couchbase, Inc.	3,671	70,446	(6.0)
Coursera, Inc.	721,632	6,711,178	(570.2)
CSG Systems International, Inc.	37,906	1,775,517	(150.9)
Customers Bancorp, Inc.	10,248	660,791	(56.1)
Delek U.S. Holdings, Inc.	103,657	2,464,963	(209.4)
Deluxe Corp.	68,974	1,681,586	(142.9)
Diebold Nixdorf, Inc.	94,985	4,136,597	(351.5)
Dime Community Bancshares, Inc.	1,009	25,508	(2.2)
DNOW, Inc.	152,415	2,341,094	(198.9)
Donnelley Financial Solutions, Inc.	34,281	2,313,282	(196.5)
Dream Finders Homes, Inc., Class A	42,977	1,355,924	(115.2)
EnerSys	12,242	1,345,763	(114.3)
Ennis, Inc.	69,734	1,662,459	(141.2)
Enovis Corp.	284,157	13,537,239	(1,150.2)
Evolent Health, Inc., Class A	21,584	503,339	(42.8)
eXp World Holdings, Inc.	63,865	917,101	(77.9)
Five9, Inc.	111,727	4,977,438	(422.9)
Foot Locker, Inc.	42,951	1,248,156	(106.0)
Forestar Group, Inc.	16,735	529,328	(45.0)
FormFactor, Inc.	2,819	150,986	(12.8)
Franklin Covey Co.	4,979	217,632	(18.5)
Frontdoor, Inc.	287,804	11,356,746	(964.9)
Fulgent Genetics, Inc.	127,715	3,056,220	(259.7)
GATX Corp.	13,197	1,840,981	(156.4)
Genco Shipping & Trading Ltd.	25,472	494,412	(42.0)
Gibraltar Industries, Inc.	34,219	2,541,445	(215.9)
G-III Apparel Group Ltd.	60,184	1,659,273	(141.0)
Gladstone Commercial Corp.	8,589	129,264	(11.0)
Global Industrial Co.	1,845	64,354	(5.5)
Grand Canyon Education, Inc.	3,726	581,070	(49.4)
Gray Television, Inc.	48,443	311,488	(26.5)
Greif, Inc., Class A	23,379	1,558,912	(132.5)
Griffon Corp.	126,039	9,082,370	(771.7)
Group 1 Automotive, Inc.	26,694	9,762,530	(829.5)
Guardant Health, Inc.	234,619	8,242,165	(700.3)
Guess?, Inc.	369,782	8,893,257	(755.6)
Gulfport Energy Corp.	67,166	9,887,507	(840.1)
Health Catalyst, Inc.	47,882	352,890	(30.0)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Healthcare Services Group, Inc.	22,872	$261,427	(22.2)%
Heidrick & Struggles International, Inc.	1,786	71,690	(6.1)
Hims & Hers Health, Inc., Class A	87,938	1,867,803	(158.7)
Huntsman Corp.	263,463	6,304,670	(535.7)
Hyster-Yale, Inc, Class A	16,312	1,333,343	(113.3)
ICU Medical, Inc.	23,338	2,963,459	(251.8)
Informatica, Inc., Class A	86,216	2,064,011	(175.4)
Intapp, Inc.	35,305	1,264,978	(107.5)
Interface, Inc., Class A	30,449	526,159	(44.7)
International Seaways, Inc.	77,054	4,315,024	(366.6)
Iridium Communications, Inc.	577,312	16,568,854	(1,407.8)
Karat Packaging, Inc.	34,900	1,042,463	(88.6)
Kearny Financial Corp.	270,222	1,945,598	(165.3)
Knife River Corp.	73,703	5,860,863	(498.0)
Korn Ferry	123,406	9,097,490	(773.0)
Landsea Homes Corp.	77,851	948,225	(80.6)
Leggett & Platt, Inc.	156,577	2,062,119	(175.2)
LifeStance Health Group, Inc.	138,397	762,567	(64.8)
LiveRamp Holdings, Inc.	237,936	7,204,702	(612.1)
M/I Homes, Inc.	69,478	11,591,015	(984.8)
ManpowerGroup, Inc.	71,644	5,486,498	(466.2)
Marcus Corp.	174,727	2,199,813	(186.9)
Matson, Inc.	46,821	6,213,615	(527.9)
MaxLinear, Inc.	183,319	2,592,131	(220.2)
Methode Electronics, Inc.	43,266	547,748	(46.5)
Minerals Technologies, Inc.	21,794	1,708,214	(145.1)
Nabors Industries Ltd.	41,088	4,225,079	(359.0)
National Research Corp., Class A	19,617	500,037	(42.5)
nCino, Inc.	46,548	1,524,912	(129.6)
NetScout Systems, Inc.	112,624	2,291,898	(194.7)
Nevro Corp.	121,144	1,202,960	(102.2)
New York Community Bancorp, Inc.	107,406	1,129,911	(96.0)
NMI Holdings, Inc., Class A	70,005	2,754,697	(234.1)
Novocure Ltd.	252,405	5,747,262	(488.3)
OceanFirst Financial Corp.	109,932	1,997,464	(169.7)
Omnicell, Inc.	199,280	5,820,969	(494.6)
Orthofix Medical, Inc.	60,450	972,036	(82.6)
OSI Systems, Inc.	872	129,039	(11.0)
Otter Tail Corp.	9,526	923,260	(78.4)
Pacira BioSciences, Inc.	122,685	2,533,445	(215.3)
Palomar Holdings, Inc.	25,423	2,339,170	(198.7)
Par Pacific Holdings, Inc.	36,808	977,252	(83.0)
PC Connection, Inc.	996	71,284	(6.1)
Pegasystems, Inc.	79,121	5,516,316	(468.7)
Penn Entertainment, Inc.	357,065	7,130,588	(605.9)
Perella Weinberg Partners, Class A	123,729	2,338,478	(198.7)
PetIQ, Inc., Class A	62,582	1,369,294	(116.3)
Phibro Animal Health Corp., Class A	105,246	1,987,044	(168.8)
Phreesia, Inc.	18,236	454,988	(38.7)
Portland General Electric Co.	2,850	135,033	(11.5)
Powell Industries, Inc.	21,553	3,957,777	(336.3)
PRA Group, Inc.	53,778	1,433,184	(121.8)
PROG Holdings, Inc.	254,417	11,464,030	(974.0)
Progress Software Corp.	68,875	4,022,300	(341.8)
PROS Holdings, Inc.	58,071	1,399,511	(118.9)
Proto Labs, Inc.	14,727	512,794	(43.6)
PubMatic, Inc., Class A	35,764	785,377	(66.7)
Quanterix Corp.	66,895	987,370	(83.9)
Remitly Global, Inc.	1,111,293	14,680,181	(1,247.3)
Seaboard Corp.	29	94,189	(8.0)
Semtech Corp.	113,207	3,590,926	(305.1)
Security	Shares	Value	% of Basket Value
United States (continued)
Shake Shack, Inc., Class A	104,035	$9,115,547	(774.5)%
SIGA Technologies, Inc.	52,020	519,160	(44.1)
SkyWest, Inc.	17,027	1,361,138	(115.6)
SolarEdge Technologies, Inc.	81,508	2,352,321	(199.9)
Sonoco Products Co.	3,546	191,200	(16.2)
Sonos, Inc.	471,310	6,362,685	(540.6)
Stoneridge, Inc.	10,647	178,976	(15.2)
Stride, Inc.	3,144	238,881	(20.3)
Supernus Pharmaceuticals, Inc.	9,973	297,395	(25.3)
Teladoc Health, Inc.	1,530,053	14,428,400	(1,225.9)
TTM Technologies, Inc.	208,719	4,044,974	(343.7)
U.S. Physical Therapy, Inc.	1,759	171,503	(14.6)
UMB Financial Corp.	9,735	993,165	(84.4)
Under Armour, Inc., Class A	651,905	4,543,778	(386.1)
UniFirst Corp.	7,327	1,425,395	(121.1)
Universal Technical Institute, Inc.	165,319	3,131,142	(266.0)
Upbound Group, Inc.	186,150	7,023,439	(596.7)
Upwork, Inc.	266,737	3,232,852	(274.7)
Veeco Instruments, Inc.	61,772	2,557,979	(217.3)
Veradigm, Inc.	53,524	516,507	(43.9)
Viad Corp.	13,662	454,262	(38.6)
Viasat, Inc.	107,521	2,174,075	(184.7)
Viavi Solutions, Inc.	402,261	3,234,178	(274.8)
Vishay Precision Group, Inc.	14,558	499,194	(42.4)
Vital Farms, Inc.	13,114	478,530	(40.7)
Wabash National Corp.	31,798	683,339	(58.1)
WD-40 Co.	3,747	980,253	(83.3)
Weave Communications, Inc.	144,152	1,441,520	(122.5)
World Kinect Corp.	162,198	4,530,190	(384.9)
YETI Holdings, Inc.	35,231	1,456,802	(123.8)
Yext, Inc., Class A	1,876	68,343	(5.8)
Yokogawa Bridge Holdings Corp.	10,310	59,386	(5.0)
Zeta Global Holdings Corp., Class A	88,195	1,889,137	(160.5)
ZipRecruiter, Inc., Class A	57,751	528,999	(44.9)
Zumiez, Inc.	5,055	128,498	(10.9)
		489,148,441
Preferred Stocks
Germany
Schaeffler AG	19,550	107,075	(9.1)
Total Reference Entity — Long		679,097,776
Reference Entity — Short
Common Stocks
Australia
Amotiv Ltd.	(43,217)	(306,915)	26.1
APM Human Services International Ltd.	(131,638)	(122,945)	10.4
Atlas Arteria Ltd.	(198,141)	(680,533)	57.8
Bank of Queensland Ltd.	(466,906)	(1,929,436)	163.9
Bellevue Gold Ltd.	(2,588,842)	(2,337,287)	198.6
Boss Energy Ltd.	(319,091)	(766,128)	65.1
Brickworks Ltd.	(60,693)	(1,145,983)	97.4
BWP Trust	(49,183)	(115,370)	9.8
Capricorn Metals Ltd.	(454,936)	(1,610,094)	136.8
Champion Iron Ltd.	(217,659)	(894,420)	76.0
Coronado Global Resources, Inc., CDI	(231,398)	(218,458)	18.6
De Grey Mining Ltd.	(1,779,417)	(1,426,787)	121.2
Deep Yellow Ltd.	(1,175,707)	(996,616)	84.7
Elders Ltd.	(8,077)	(50,342)	4.3
EVT Ltd.	(10,010)	(75,938)	6.5
HMC Capital Ltd.	(9,710)	(49,544)	4.2

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Australia (continued)
Imdex Ltd.	(386,897)	$(581,291)	49.4%
Kelsian Group Ltd.	(329,240)	(1,132,423)	96.2
Lifestyle Communities Ltd.	(142,507)	(842,368)	71.6
Neuren Pharmaceuticals Ltd.	(49,427)	(626,483)	53.2
PEXA Group Ltd.	(103,744)	(941,412)	80.0
Sigma Healthcare Ltd.	(1,256,292)	(1,070,387)	90.9
Strike Energy Ltd.	(72,186)	(9,438)	0.8
		(17,930,598)
Brazil
Karoon Energy Ltd.	(1,531,018)	(1,856,604)	157.7
Canada
Stella-Jones, Inc.	(92,747)	(6,240,009)	530.2
China
indie Semiconductor, Inc., Class A	(1,562,901)	(9,346,148)	794.1
Costa Rica
Establishment Labs Holdings, Inc.	(16,586)	(737,082)	62.6
Denmark
ALK-Abello A/S	(14,506)	(326,964)	27.8
Better Collective A/S	(2,137)	(48,989)	4.2
Dfds A/S	(6,906)	(189,424)	16.1
FLSmidth & Co. A/S	(7,230)	(368,826)	31.3
ISS A/S	(68,995)	(1,261,129)	107.2
Jyske Bank A/S	(2,488)	(202,829)	17.2
Netcompany Group A/S	(12,184)	(518,573)	44.1
Ringkjoebing Landbobank A/S	(1,366)	(241,774)	20.5
Royal Unibrew A/S	(10,952)	(859,876)	73.1
Scandinavian Tobacco Group A/S	(20,760)	(304,081)	25.8
		(4,322,465)
Finland
Huhtamaki OYJ	(2,635)	(106,769)	9.1
Nokian Renkaat OYJ	(95,902)	(875,035)	74.3
TietoEVRY OYJ	(151,058)	(3,063,212)	260.3
		(4,045,016)
France
Alten SA	(1,323)	(145,506)	12.4
IPSOS SA	(2,238)	(138,123)	11.7
Neoen SA	(63,725)	(2,657,204)	225.8
Societe BIC SA	(930)	(58,349)	4.9
Verallia SA	(3,830)	(112,661)	9.6
		(3,111,843)
Germany
Aurubis AG	(3,309)	(258,053)	21.9
Eckert & Ziegler SE	(6,434)	(301,120)	25.6
Fraport AG Frankfurt Airport Services Worldwide	(6,173)	(313,485)	26.6
Schott Pharma AG & Co. KGaA	(1,699)	(58,554)	5.0
Siltronic AG	(10,407)	(848,736)	72.1
Sixt SE	(2,374)	(165,648)	14.1
Stabilus SE	(2,045)	(100,073)	8.5
TAG Immobilien AG	(35,107)	(528,913)	45.0
		(2,574,582)
Ghana
Tullow Oil PLC	(9,112)	(3,587)	0.3
Security	Shares	Value	% of Basket Value
Indonesia
Nickel Industries Ltd.	(5,295,101)	$(2,967,883)	252.2%
Israel
Enlight Renewable Energy Ltd.	(61,109)	(936,275)	79.5
OPC Energy Ltd.	(44,178)	(315,083)	26.8
		(1,251,358)
Italy
Ermenegildo Zegna NV	(287,370)	(3,247,281)	275.9
Eurogroup Laminations SpA	(7,074)	(26,404)	2.2
Stevanato Group SpA	(268,563)	(5,553,883)	471.9
		(8,827,568)
Japan
Acom Co. Ltd.	(27,600)	(79,474)	6.8
Adastria Co. Ltd.	(2,400)	(53,423)	4.5
Advance Logistics Investment Corp.	(281)	(223,632)	19.0
Advance Residence Investment Corp.	(1,636)	(3,432,280)	291.6
Aeon Mall Co. Ltd.	(112,100)	(1,536,916)	130.6
AEON REIT Investment Corp.	(172)	(148,628)	12.6
Aiful Corp.	(92,500)	(239,736)	20.4
Ain Holdings, Inc.	(34,600)	(1,330,241)	113.0
Amvis Holdings, Inc.	(273,500)	(4,761,718)	404.6
Anicom Holdings, Inc.	(141,800)	(617,182)	52.4
Anycolor, Inc.	(94,800)	(1,608,903)	136.7
Arclands Corp.	(104,500)	(1,269,322)	107.8
ARE Holdings, Inc.	(75,200)	(1,028,879)	87.4
Ariake Japan Co. Ltd.	(26,300)	(938,479)	79.7
As One Corp.	(35,500)	(764,871)	65.0
Asahi Yukizai Corp.	(46,600)	(1,491,542)	126.7
Base Co. Ltd.	(1,300)	(24,400)	2.1
Calbee, Inc.	(4,600)	(105,592)	9.0
Change Holdings, Inc.	(198,300)	(1,479,902)	125.7
Chiyoda Corp.	(702,600)	(1,439,298)	122.3
Colowide Co Ltd.	(37,800)	(520,341)	44.2
Comforia Residential REIT, Inc.	(835)	(1,732,268)	147.2
Cover Corp.	(191,000)	(2,499,183)	212.3
CRE Logistics REIT, Inc.	(102)	(98,332)	8.4
Daiei Kankyo Co. Ltd.	(27,600)	(527,898)	44.9
Daio Paper Corp.	(264,200)	(1,576,856)	134.0
DCM Holdings Co. Ltd.	(1,400)	(13,514)	1.1
Descente Ltd.	(172,600)	(4,557,753)	387.3
dip Corp.	(74,600)	(1,533,719)	130.3
Enplas Corp.	(5,000)	(253,423)	21.5
First Bank of Toyama Ltd.	(155,400)	(1,352,509)	114.9
FP Corp.	(77,100)	(1,329,878)	113.0
Freee KK	(45,900)	(752,031)	63.9
Fuji Kyuko Co., Ltd.	(13,200)	(269,378)	22.9
Fuji Oil Holdings, Inc.	(83,400)	(1,741,350)	148.0
Fujita Kanko, Inc.	(900)	(51,178)	4.3
Fukuyama Transporting Co. Ltd.	(8,400)	(226,583)	19.3
Furuya Metal Co. Ltd.	(102,600)	(3,121,142)	265.2
Fuso Chemical Co. Ltd.	(13,500)	(349,417)	29.7
Future Corp.	(103,700)	(1,187,286)	100.9
GLOBERIDE, Inc.	(57,600)	(805,279)	68.4
GLP J-REIT	(2,315)	(2,028,133)	172.3
Godo Steel Ltd.	(12,300)	(399,855)	34.0
Goldwin, Inc.	(5,100)	(314,098)	26.7
GungHo Online Entertainment, Inc.	(205,600)	(4,019,689)	341.5
Hakuto Co. Ltd.	(94,800)	(3,174,854)	269.8
Heiwa Real Estate REIT, Inc.	(213)	(186,549)	15.9
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Hino Motors Ltd.	(1,619,400)	$(5,231,672)	444.5%
Hirata Corp.	(14,400)	(596,052)	50.6
Hokkaido Electric Power Co., Inc.	(38,900)	(264,515)	22.5
Hokuhoku Financial Group, Inc.	(35,500)	(496,452)	42.2
Hoshino Resorts REIT, Inc.	(17)	(58,812)	5.0
House Foods Group, Inc.	(122,700)	(2,420,557)	205.7
Idec Corp.	(11,300)	(232,811)	19.8
IDOM,Inc.	(88,900)	(675,065)	57.4
Iino Kaiun Kaisha Ltd.	(167,700)	(1,417,187)	120.4
Insource Co. Ltd.	(10,500)	(61,572)	5.2
Internet Initiative Japan, Inc.	(180,700)	(3,055,916)	259.6
Iwatani Corp.	(1,200)	(76,153)	6.5
J Trust Co. Ltd.	(28,600)	(78,536)	6.7
Japan Elevator Service Holdings Co. Ltd.	(138,600)	(2,557,632)	217.3
Japan Logistics Fund, Inc.	(726)	(1,242,033)	105.5
JMDC, Inc.	(176,900)	(3,926,200)	333.6
Justsystems Corp.	(71,700)	(1,516,907)	128.9
JVCKenwood Corp.	(13,500)	(82,712)	7.0
K&O Energy Group, Inc.	(12,300)	(279,820)	23.8
Kamigumi Co. Ltd.	(83,100)	(1,895,164)	161.0
Kanto Denka Kogyo Co. Ltd.	(11,300)	(72,215)	6.1
Katitas Co. Ltd.	(56,600)	(709,509)	60.3
KeePer Technical Laboratory Co. Ltd.	(42,900)	(1,038,449)	88.2
Keihan Holdings Co. Ltd.	(16,100)	(328,182)	27.9
Keikyu Corp.	(34,600)	(273,572)	23.2
KH Neochem Co. Ltd.	(86,200)	(1,285,717)	109.2
Ki-Star Real Estate Co. Ltd.	(25,800)	(596,342)	50.7
Kiyo Bank Ltd.	(30,600)	(400,234)	34.0
Kohnan Shoji Co. Ltd.	(32,600)	(879,042)	74.7
KOMEDA Holdings Co. Ltd.	(177,600)	(3,183,942)	270.5
Komeri Co. Ltd.	(34,200)	(837,323)	71.1
Kosaido Holdings Co. Ltd.	(132,600)	(476,272)	40.5
Kotobuki Spirits Co. Ltd.	(93,300)	(1,198,167)	101.8
Krosaki Harima Corp.	(28,800)	(507,112)	43.1
K’s Holdings Corp.	(96,700)	(1,043,708)	88.7
Kumiai Chemical Industry Co. Ltd.	(88,200)	(463,986)	39.4
Kusuri no Aoki Holdings Co. Ltd.	(98,600)	(2,054,183)	174.5
KYB Corp.	(54,400)	(1,889,835)	160.6
Leopalace21 Corp.	(956,400)	(3,513,403)	298.5
Lifedrink Co., Inc.	(8,400)	(393,080)	33.4
M&A Research Institute Holdings, Inc.	(16,600)	(334,376)	28.4
Mars Group Holdings Corp.	(36,000)	(881,007)	74.9
Marui Group Co. Ltd.	(45,800)	(742,044)	63.0
Maruwa Co. Ltd.	(10,300)	(2,759,525)	234.5
Matsui Securities Co. Ltd.	(450,400)	(2,524,665)	214.5
Matsuya Co. Ltd.	(97,700)	(700,230)	59.5
Medipal Holdings Corp.	(3,100)	(55,956)	4.8
Medley, Inc.	(115,300)	(3,148,513)	267.5
Micronics Japan Co. Ltd.	(72,000)	(2,861,005)	243.1
Mitsubishi Estate Logistics REIT Investment Corp.	(229)	(577,278)	49.0
Mitsui E&S Co. Ltd.	(103,300)	(899,305)	76.4
Mitsui Fudosan Logistics Park, Inc.	(852)	(2,400,677)	204.0
Mitsui High-Tec, Inc.	(5,600)	(43,685)	3.7
Mitsui-Soko Holdings Co. Ltd.	(50,000)	(1,593,742)	135.4
Money Forward, Inc.	(113,800)	(3,802,732)	323.1
Mori Hills REIT Investment Corp.	(1,791)	(1,539,194)	130.8
Mori Trust REIT, Inc.	(843)	(391,769)	33.3
Morinaga Milk Industry Co. Ltd.	(10,500)	(251,983)	21.4
MOS Food Services, Inc.	(15,100)	(356,043)	30.3
Nakayama Steel Works Ltd.	(78,900)	(505,337)	42.9
Nankai Electric Railway Co. Ltd.	(109,900)	(1,944,967)	165.3
Security	Shares	Value	% of Basket Value
Japan (continued)
Nichias Corp.	(56,800)	$(1,769,256)	150.3%
Nichirei Corp.	(30,100)	(793,670)	67.4
Nihon Kohden Corp.	(239,600)	(3,692,094)	313.7
Nikkon Holdings Co. Ltd.	(53,900)	(1,359,465)	115.5
Nippon Accommodations Fund, Inc.	(669)	(2,862,646)	243.2
Nippon Carbon Co. Ltd.	(8,100)	(267,740)	22.7
Nippon Parking Development Co. Ltd., Class C	(437,700)	(601,927)	51.1
Nippon Pillar Packing Co. Ltd.	(7,800)	(264,482)	22.5
Nippon Television Holdings, Inc.	(63,000)	(1,009,014)	85.7
Nippon Yakin Kogyo Co. Ltd.	(129,900)	(4,263,167)	362.2
Nishimatsu Construction Co. Ltd.	(8,400)	(273,785)	23.3
Nishimatsuya Chain Co. Ltd.	(62,000)	(944,372)	80.2
Nishi-Nippon Railroad Co. Ltd.	(115,200)	(1,912,842)	162.5
Nitto Kogyo Corp.	(27,800)	(632,070)	53.7
Noevir Holdings Co. Ltd.	(24,400)	(943,407)	80.2
Nojima Corp.	(66,000)	(725,789)	61.7
Nomura Micro Science Co. Ltd.	(150,700)	(3,588,422)	304.9
NPR-RIKEN Corp.	(49,900)	(908,849)	77.2
NS Solutions Corp.	(2,600)	(59,625)	5.1
NSD Co. Ltd.	(90,800)	(1,869,164)	158.8
NTT UD REIT Investment Corp.	(2,801)	(2,169,854)	184.4
Okinawa Electric Power Co., Inc.	(190,600)	(1,407,363)	119.6
OKUMA Corp.	(2,700)	(134,865)	11.5
Orient Corp.	(195,900)	(1,373,693)	116.7
Osaka Soda Co. Ltd.	(68,000)	(4,461,482)	379.1
Osaka Steel Co. Ltd.	(15,500)	(263,043)	22.4
OSAKA Titanium Technologies Co. Ltd.	(18,200)	(298,129)	25.3
Pilot Corp.	(2,200)	(66,083)	5.6
Piolax, Inc.	(23,800)	(389,926)	33.1
PKSHA Technology, Inc.	(48,500)	(1,061,384)	90.2
Prestige International, Inc.	(12,400)	(58,871)	5.0
Raksul, Inc.	(94,700)	(719,143)	61.1
RENOVA, Inc.	(494,000)	(3,027,961)	257.3
Riken Keiki Co. Ltd.	(41,100)	(1,206,675)	102.5
Ringer Hut Co. Ltd.	(40,600)	(614,281)	52.2
Roland Corp.	(16,900)	(438,005)	37.2
Round One Corp.	(9,000)	(53,586)	4.6
Ryoyo Ryosan Holdings, Inc.	(278,712)	(5,341,072)	453.8
Sangetsu Corp.	(39,800)	(791,843)	67.3
Sanken Electric Co. Ltd.	(6,600)	(322,073)	27.4
Sansan, Inc.	(261,100)	(3,931,965)	334.1
Sawai Group Holdings Co. Ltd.	(10,400)	(456,555)	38.8
SBS Holdings, Inc.	(53,100)	(976,130)	82.9
Senshu Ikeda Holdings, Inc.	(373,600)	(958,614)	81.4
Shin Nippon Biomedical Laboratories Ltd.	(13,900)	(116,195)	9.9
Shoei Co. Ltd.	(225,700)	(2,991,316)	254.2
Simplex Holdings, Inc.	(4,600)	(66,319)	5.6
SMS Co. Ltd.	(22,200)	(323,580)	27.5
Sosei Group Corp.	(402,600)	(4,504,862)	382.8
SOSiLA Logistics REIT, Inc.	(161)	(124,548)	10.6
Sotetsu Holdings, Inc.	(136,400)	(2,237,273)	190.1
Star Asia Investment Corp.	(3,195)	(1,206,182)	102.5
Sumitomo Pharma Co. Ltd.	(2,384,700)	(6,611,302)	561.7
Takara Holdings, Inc.	(395,600)	(3,001,360)	255.0
Takara Leben Real Estate Investment Corp	(357)	(237,967)	20.2
Tama Home Co. Ltd.	(3,200)	(95,729)	8.1
THK Co. Ltd.	(138,200)	(2,609,208)	221.7
Toho Bank Ltd.	(198,200)	(415,937)	35.3
Tokai Carbon Co. Ltd.	(398,100)	(2,551,227)	216.8
Tokyo Steel Manufacturing Co. Ltd.	(200,200)	(2,546,963)	216.4
Topre Corp.	(12,200)	(167,405)	14.2

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Torishima Pump Manufacturing Co. Ltd.	(59,200)	$(1,227,651)	104.3%
Toyo Gosei Co. Ltd.	(3,400)	(211,239)	17.9
TRE Holdings Corp.	(26,700)	(233,089)	19.8
TV Asahi Holdings Corp.	(112,300)	(1,565,071)	133.0
Universal Entertainment Corp.	(72,400)	(738,526)	62.8
Ushio, Inc.	(132,800)	(1,904,295)	161.8
Vector, Inc.	(43,000)	(283,288)	24.1
Wacoal Holdings Corp.	(43,500)	(1,267,679)	107.7
West Holdings Corp.	(83,100)	(1,280,604)	108.8
Yamada Holdings Co. Ltd.	(1,726,300)	(5,237,662)	445.0
Yamato Kogyo Co. Ltd.	(66,000)	(3,487,879)	296.4
Yodogawa Steel Works Ltd.	(39,200)	(1,474,042)	125.2
Yuasa Trading Co. Ltd.	(117,800)	(2,266,790)	192.6
Zenkoku Hosho Co. Ltd.	(90,200)	(3,731,071)	317.0
		(246,801,629)
Malta
Gambling.com Group Ltd.	(57,146)	(549,744)	46.7
Mexico
Fresnillo PLC	(244,464)	(1,852,528)	157.4
Netherlands
Aalberts NV	(3,176)	(121,443)	10.3
Alfen NV	(15,951)	(294,912)	25.0
Basic-Fit NV	(2,183)	(52,810)	4.5
Flow Traders Ltd.	(419)	(6,985)	0.6
Fugro NV	(30,941)	(826,372)	70.2
Koninklijke Vopak NV	(24,257)	(1,083,635)	92.1
		(2,386,157)
Norway
FLEX LNG Ltd.	(93,086)	(2,504,013)	212.8
Hoegh Autoliners ASA	(17,136)	(187,307)	15.9
MPC Container Ships ASA	(48,470)	(101,691)	8.6
NEL ASA	(257,935)	(138,971)	11.8
		(2,931,982)
Singapore
AEM Holdings Ltd.	(10,100)	(12,743)	1.1
Jardine Cycle & Carriage Ltd.	(71,900)	(1,400,028)	118.9
		(1,412,771)
Spain
Befesa SA	(4,630)	(143,745)	12.2
Solaria Energia y Medio Ambiente SA	(220,710)	(2,635,677)	223.9
Vidrala SA	(744)	(77,430)	6.6
		(2,856,852)
Sweden
Alleima AB	(133,387)	(969,317)	82.4
Axfood AB	(149,819)	(3,715,677)	315.7
Calliditas Therapeutics AB	(6,674)	(128,504)	10.9
Cibus Nordic Real Estate AB	(2,677)	(41,813)	3.5
Elekta AB, B Shares	(146,439)	(919,360)	78.1
Hexatronic Group AB	(20,677)	(122,227)	10.4
Lindab International AB	(7,592)	(187,832)	16.0
Munters Group AB	(2,098)	(45,422)	3.9
Nordnet AB	(62,907)	(1,285,187)	109.2
Note AB	(67,426)	(898,606)	76.3
Samhallsbyggnadsbolaget i Norden AB	(3,017,577)	(1,912,927)	162.5
Security	Shares	Value	% of Basket Value
Sweden (continued)
Stillfront Group AB	(61,383)	$(51,323)	4.4%
Surgical Science Sweden AB	(10,555)	(128,181)	10.9
Thule Group AB	(7,449)	(205,945)	17.5
		(10,612,321)
Switzerland
ALSO Holding AG	(341)	(103,388)	8.8
Bossard Holding AG	(773)	(197,022)	16.7
Cembra Money Bank AG	(1,957)	(170,889)	14.5
Daetwyler Holding AG	(786)	(163,513)	13.9
Galenica AG	(31,675)	(2,755,034)	234.1
Garrett Motion, Inc.	(357,389)	(3,130,728)	266.0
Medacta Group SA	(3,295)	(472,994)	40.2
Vontobel Holding AG, Class N, Registered Shares	(7,058)	(462,457)	39.3
Zehnder Group AG	(717)	(45,160)	3.8
		(7,501,185)
United Kingdom
Alpha Financial Markets Consulting PLC	(47,862)	(306,414)	26.0
Ascential PLC	(93,873)	(689,074)	58.5
Capita PLC	(155,289)	(38,689)	3.3
Fidelis Insurance Holdings Ltd.	(96,387)	(1,714,725)	145.7
Genius Sports Ltd.	(240,212)	(1,640,648)	139.4
IntegraFin Holdings PLC	(71,927)	(355,993)	30.2
Marex Group PLC	(2,013)	(43,038)	3.7
OSB Group PLC	(80,680)	(533,819)	45.4
Renewi PLC	(158,651)	(1,376,656)	117.0
Tyman PLC	(3,824)	(19,565)	1.7
		(6,718,621)
United States
AAR Corp.	(36,625)	(2,365,975)	201.0
Acadia Realty Trust	(718,856)	(15,556,044)	1,321.7
Adeia, Inc.	(102,415)	(1,203,376)	102.2
Aehr Test Systems	(152,147)	(2,871,014)	243.9
agilon health, Inc.	(924,334)	(6,368,661)	541.1
Amerant Bancorp, Inc., Class A	(21,312)	(479,307)	40.7
Ameresco, Inc., Class A	(45,460)	(1,435,172)	121.9
American Coastal Insurance Corp., Class C	(501)	(6,117)	0.5
American States Water Co.	(3,248)	(268,057)	22.8
Apollo Commercial Real Estate Finance, Inc.	(73,392)	(799,973)	68.0
Applied Digital Corp.	(15,485)	(75,257)	6.4
Aris Water Solutions, Inc., Class A	(133,502)	(2,364,320)	200.9
ARMOUR Residential REIT, Inc.	(696,317)	(14,065,603)	1,195.1
Artesian Resources Corp., Class A	(2,236)	(87,584)	7.4
AST SpaceMobile, Inc., Class A	(140,186)	(2,899,047)	246.3
Atlas Energy Solutions, Inc.	(97,078)	(2,061,937)	175.2
Avadel Pharmaceuticals PLC, ADR	(3,253)	(53,154)	4.5
Baldwin Insurance Group, Inc., Class A	(33,655)	(1,472,070)	125.1
Bank First Corp.	(355)	(32,909)	2.8
Barnes Group, Inc.	(103,707)	(4,183,540)	355.5
Bel Fuse, Inc., Class B	(18,835)	(1,398,875)	118.9
Blackstone Mortgage Trust Inc., Class A	(404,359)	(7,217,808)	613.3
Boston Beer Co., Inc., Class A	(626)	(175,411)	14.9
BRC, Inc., Class A	(470,229)	(2,685,008)	228.1
Broadstone Net Lease, Inc.	(4,054)	(70,580)	6.0
Burke & Herbert Financial Services Corp.	(2,116)	(143,253)	12.2
Calavo Growers, Inc.	(13,166)	(313,219)	26.6
California Water Service Group	(65,784)	(3,516,813)	298.8
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Cal-Maine Foods, Inc.	(5,434)	$(388,911)	33.0%
Camping World Holdings, Inc., Class A	(119,299)	(2,729,561)	231.9
Cass Information Systems, Inc.	(3,078)	(132,169)	11.2
Cathay General Bancorp	(13,798)	(611,527)	52.0
Centrus Energy Corp., Class A	(81,947)	(3,580,264)	304.2
City Holding Co.	(1,129)	(137,625)	11.7
Clearfield, Inc.	(96,763)	(4,199,514)	356.8
Compass Minerals International, Inc.	(98,567)	(1,310,941)	111.4
Conduent, Inc.	(28,241)	(115,223)	9.8
Cricut, Inc., Class A	(42,626)	(264,707)	22.5
CrossFirst Bankshares, Inc.	(26,529)	(491,848)	41.8
CVB Financial Corp.	(16,481)	(314,128)	26.7
Cytek Biosciences, Inc.	(2,871)	(19,264)	1.6
Denny’s Corp.	(44,677)	(328,823)	27.9
Distribution Solutions Group, Inc.	(11,151)	(376,346)	32.0
Eastern Bankshares, Inc.	(299,074)	(4,976,591)	422.8
Embecta Corp.	(99,153)	(1,553,728)	132.0
Enfusion, Inc., Class A	(16,645)	(157,795)	13.4
Enhabit, Inc.	(51,232)	(524,616)	44.6
Enovix Corp.	(154,467)	(2,225,869)	189.1
EnPro Industries, Inc.	(31,231)	(5,338,627)	453.6
Excelerate Energy, Inc., Class A	(20,834)	(419,388)	35.6
Expro Group Holdings NV	(87,178)	(2,024,273)	172.0
F&G Annuities & Life, Inc.	(46,721)	(2,015,077)	171.2
First Bancorp/Southern Pines NC	(38,293)	(1,600,647)	136.0
First Busey Corp.	(33,970)	(932,137)	79.2
First Commonwealth Financial Corp.	(95,369)	(1,724,272)	146.5
First Financial Bankshares, Inc.	(3,319)	(127,649)	10.8
First Hawaiian, Inc.	(20,445)	(511,943)	43.5
First Merchants Corp.	(19,111)	(771,129)	65.5
First Mid Bancshares, Inc.	(4,255)	(163,349)	13.9
Fox Factory Holding Corp.	(9,187)	(490,494)	41.7
Frontier Group Holdings, Inc.	(252,409)	(994,491)	84.5
GeneDx Holdings Corp., Class A	(53,350)	(1,745,612)	148.3
German American Bancorp, Inc.	(64,706)	(2,545,534)	216.3
Global Medical REIT, Inc.	(43,290)	(413,420)	35.1
Global Net Lease, Inc.	(7,925)	(68,948)	5.9
GoodRx Holdings, Inc., Class A	(234,724)	(2,124,252)	180.5
Helix Energy Solutions Group, Inc.	(225,588)	(2,661,938)	226.2
Herbalife Ltd.	(216,858)	(2,663,016)	226.3
HighPeak Energy, Inc.	(215,655)	(3,625,161)	308.0
Hillenbrand, Inc.	(235,113)	(10,399,048)	883.6
Hilltop Holdings, Inc.	(4,006)	(132,158)	11.2
Horace Mann Educators Corp.	(73,659)	(2,546,392)	216.4
Innodata Inc.	(2,791)	(54,006)	4.6
International Bancshares Corp.	(45,000)	(3,034,800)	257.9
IonQ, Inc.	(82,898)	(675,619)	57.4
IPG Photonics Corp.	(591)	(47,516)	4.0
Ivanhoe Electric, Inc.	(27,196)	(269,784)	22.9
Jack in the Box, Inc.	(91,497)	(5,438,582)	462.1
Kinetik Holdings, Inc., Class A	(59,458)	(2,466,318)	209.5
Lakeland Financial Corp.	(7,074)	(484,781)	41.2
LCI Industries	(66,535)	(7,763,969)	659.7
LTC Properties, Inc.	(35,867)	(1,280,811)	108.8
Macerich Co.	(197,812)	(3,166,970)	269.1
MaxCyte, Inc.	(57,737)	(277,138)	23.5
MFA Financial, Inc.	(244,751)	(2,738,764)	232.7
Middlesex Water Co.	(5,546)	(368,698)	31.3
Mission Produce, Inc.	(67,965)	(763,927)	64.9
MSC Industrial Direct Co., Inc., Class A	(8,497)	(755,808)	64.2
Myers Industries, Inc.	(3,927)	(58,512)	5.0
Security	Shares	Value	% of Basket Value
United States (continued)
National Bank Holdings Corp., Class A	(55,714)	$(2,333,302)	198.2%
Navient Corp.	(205,884)	(3,378,556)	287.1
NBT Bancorp, Inc.	(60,745)	(2,977,720)	253.0
Neumora Therapeutics, Inc.	(4,192)	(53,909)	4.6
NextNav, Inc.	(279,167)	(2,319,878)	197.1
Nicolet Bankshares, Inc.	(3,141)	(315,859)	26.8
nLight, Inc.	(20,052)	(242,028)	20.6
NV5 Global, Inc.	(8,035)	(828,730)	70.4
Owens & Minor, Inc.	(66,743)	(1,095,920)	93.1
Oxford Industries, Inc.	(52,539)	(5,533,933)	470.2
Pacific Premier Bancorp, Inc.	(12,930)	(349,886)	29.7
Papa John’s International, Inc.	(124,285)	(5,497,126)	467.1
Payoneer Global Inc.	(9,716)	(53,729)	4.6
Peakstone Realty Trust	(25,114)	(341,048)	29.0
PennyMac Mortgage Investment Trust	(6,562)	(90,359)	7.7
Peoples Bancorp, Inc.	(36,554)	(1,216,152)	103.3
Phillips Edison & Co., Inc.	(188,042)	(6,600,274)	560.8
Plexus Corp.	(33,510)	(4,294,977)	364.9
PotlatchDeltic Corp.	(142,119)	(6,304,399)	535.7
ProAssurance Corp.	(135,584)	(1,776,150)	150.9
PureCycle Technologies, Inc.	(72,615)	(559,862)	47.6
QuantumScape Corp., Class A	(108,569)	(701,356)	59.6
Ramaco Resources, Inc., Class A	(43,848)	(596,333)	50.7
Ready Capital Corp.	(166,852)	(1,548,387)	131.6
Reliance Worldwide Corp. Ltd.	(403,572)	(1,360,368)	115.6
Retail Opportunity Investments Corp.	(19,376)	(289,671)	24.6
Root, Inc., Class A	(757)	(45,594)	3.9
S&T Bancorp, Inc.	(11,740)	(521,021)	44.3
Safehold, Inc.	(2,138)	(49,473)	4.2
Safety Insurance Group, Inc.	(27,940)	(2,390,267)	203.1
Seacoast Banking Corp. of Florida	(74,259)	(2,067,371)	175.7
Shenandoah Telecommunications Co.	(14,884)	(316,880)	26.9
Silgan Holdings, Inc.	(37,201)	(1,913,247)	162.6
Simply Good Foods Co.	(325,351)	(11,035,906)	937.7
Six Flags Entertainment Corp.	(151,909)	(7,235,426)	614.8
SMART Global Holdings, Inc.	(27,206)	(636,620)	54.1
SoundHound AI, Inc.	(38,313)	(195,013)	16.6
Standex International Corp.	(17,005)	(3,176,534)	269.9
Stellar Bancorp, Inc.	(18,726)	(513,092)	43.6
Talos Energy, Inc.	(899,619)	(10,651,489)	905.0
Tandem Diabetes Care, Inc.	(1,316)	(48,666)	4.1
Telephone and Data Systems, Inc.	(114,810)	(2,433,972)	206.8
TimkenSteel Corp.	(101,016)	(2,264,779)	192.4
Towne Bank	(66,758)	(2,219,036)	188.5
TreeHouse Foods, Inc.	(227,371)	(9,158,504)	778.2
TriCo Bancshares	(12,142)	(564,967)	48.0
Trupanion, Inc.	(14,293)	(529,699)	45.0
Ubiquiti, Inc.	(10,739)	(1,992,836)	169.3
Udemy, Inc.	(47,771)	(441,404)	37.5
UFP Technologies, Inc.	(2,714)	(872,795)	74.2
United Community Banks, Inc.	(87,756)	(2,716,048)	230.8
United States Cellular Corp.	(116,899)	(6,283,321)	533.9
Uranium Energy Corp.	(266,007)	(1,577,422)	134.0
USANA Health Sciences, Inc.	(39,855)	(1,777,533)	151.0
Victoria’s Secret & Co.	(140,403)	(2,492,153)	211.7
Vishay Intertechnology, Inc.	(114,397)	(2,780,991)	236.3
Vista Outdoor, Inc.	(65,531)	(2,662,525)	226.2
Walker & Dunlop, Inc.	(32,153)	(3,437,156)	292.0
Werner Enterprises, Inc.	(451,762)	(17,704,553)	1,504.3
White Mountains Insurance Group Ltd.	(1,650)	(2,946,900)	250.4
Worthington Steel, Inc.	(1,249)	(49,798)	4.2

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
XPEL, Inc.	(65,873)	$(2,692,230)	228.7%
Ziff Davis, Inc.	(1,808)	(86,567)	7.4
(333,436,192)
Total Reference Entity — Short		(680,274,725)
Net Value of Reference Entity — Barclays Bank PLC		$(1,176,949)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates 03/21/25 — 06/17/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	380,202	$2,584,541	13.0%
Aristocrat Leisure Ltd.	75,558	2,690,930	13.6
BHP Group Ltd.	922,903	25,633,579	129.1
Fortescue Ltd.	410,240	5,104,546	25.7
Rio Tinto Ltd.	285,257	21,919,746	110.4
Woodside Energy Group Ltd.	300,434	5,448,312	27.5
Worley Ltd.	65,686	651,535	3.3
		64,033,189
Austria
BAWAG Group AG	41,643	3,041,186	15.3
OMV AG	29,752	1,244,827	6.3
		4,286,013
Belgium
KBC Group NV	61,328	4,743,471	23.9
Liberty Global, Ltd., Class C	199,256	4,007,038	20.2
Sofina SA	3,862	912,502	4.6
Warehouses De Pauw CVA	12,145	328,998	1.6
		9,992,009
Canada
Algonquin Power & Utilities Corp.	56,085	350,163	1.8
Barrick Gold Corp.	165,482	3,065,969	15.4
Brookfield Corp., Class A	24	1,170	0.0
Element Fleet Management Corp.	65,967	1,261,861	6.4
FirstService Corp.	2,931	511,049	2.6
Franco-Nevada Corp.	7,625	982,610	5.0
Imperial Oil Ltd.	7,266	520,537	2.6
Keyera Corp.	19,143	540,050	2.7
Magna International, Inc.	11,323	502,488	2.5
MEG Energy Corp.	9,480	196,446	1.0
Stantec, Inc.	3,663	322,298	1.6
TELUS Corp.	54,604	881,558	4.4
West Fraser Timber Co. Ltd.	5,615	497,914	2.5
		9,634,113
Denmark
AP Moller - Maersk A/S, Class B	3,214	5,317,043	26.8
DSV A/S	7,674	1,407,754	7.1
Security	Shares	Value	% of Basket Value
Denmark (continued)
Genmab A/S	4,875	$1,377,049	7.0%
Orsted A/S	4,782	285,026	1.4
		8,386,872
Finland
Wartsila OYJ Abp	89,817	1,856,054	9.4
Germany
Heidelberg Materials AG	12,632	1,315,991	6.6
HUGO BOSS AG, Ordinary Shares	9,306	369,825	1.9
K&S AG, Class N, Registered Shares	40,226	518,218	2.6
KION Group AG	20,276	801,912	4.0
LANXESS AG	27,503	718,010	3.6
Nemetschek SE	8,201	783,328	4.0
RWE AG	129,396	4,829,175	24.3
Solarworld AG	10	—	0.0
Volkswagen AG	6,747	796,072	4.0
		10,132,531
Hong Kong
AIA Group Ltd.	188,400	1,260,180	6.4
Swire Properties Ltd.	431,000	680,691	3.4
		1,940,871
Israel
Nova Ltd.	5,003	1,032,969	5.2
Wix.com Ltd.	5,965	930,093	4.7
		1,963,062
Italy
A2A SpA	1,063,087	2,251,693	11.3
Banco BPM SpA	112,472	778,719	3.9
Ferrari NV	1,170	481,540	2.4
Infrastrutture Wireless Italiane SpA	15,455	171,971	0.9
Mediobanca Banca di Credito Finanziario SpA	124,480	2,020,713	10.2
Moncler SpA	12,637	753,495	3.8
Recordati Industria Chimica e Farmaceutica SpA	549	29,889	0.2
		6,488,020
Japan
Aeon Co. Ltd.	45,500	1,038,154	5.2
Aisin Corp.	20,000	674,720	3.4
Amada Co. Ltd.	44,400	521,430	2.6
Asahi Group Holdings Ltd.	1,500	55,220	0.3
Asahi Kasei Corp.	39,300	283,403	1.4
Daito Trust Construction Co. Ltd.	9,900	1,190,575	6.0
Daiwa Securities Group, Inc.	308,500	2,547,005	12.8
DMG Mori Co. Ltd.	28,100	714,991	3.6
East Japan Railway Co.	247,500	4,715,718	23.8
Hirose Electric Co. Ltd.	100	12,520	0.1
Hulic Co. Ltd.	152,200	1,485,640	7.5
J Front Retailing Co. Ltd.	188,400	2,282,142	11.5
Japan Post Holdings Co. Ltd.	169,100	1,790,846	9.0
JGC Holdings Corp.	119,000	1,010,631	5.1
Kakaku.com, Inc.	62,800	877,912	4.4
Kao Corp.	5,600	245,222	1.2
Kawasaki Kisen Kaisha Ltd.	9,200	141,359	0.7
Komatsu Ltd.	39,500	1,122,889	5.7
Kyowa Kirin Co. Ltd.	68,600	1,446,952	7.3
Mitsubishi Chemical Group Corp.	127,800	754,818	3.8
Mitsubishi UFJ Financial Group, Inc.	2,980,600	34,426,974	173.4
Mitsui Fudosan Co. Ltd.	529,600	5,486,582	27.6
Mizuho Financial Group, Inc.	440,600	10,072,180	50.7
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Nikon Corp.	85,900	$986,616	5.0%
Nippon Yusen KK	55,200	1,778,758	9.0
Nissan Motor Co. Ltd.	112,900	358,359	1.8
Nomura Research Institute Ltd.	77,600	2,395,643	12.1
Obayashi Corp.	165,900	2,178,155	11.0
Obic Co. Ltd.	9,700	1,479,086	7.4
Ono Pharmaceutical Co. Ltd.	123,000	1,814,536	9.1
Oracle Corp. Japan	2,400	195,910	1.0
Otsuka Corp.	241,100	5,344,651	26.9
Otsuka Holdings Co. Ltd.	10,000	509,683	2.6
Panasonic Holdings Corp.	627,600	5,140,784	25.9
Rakuten Group, Inc.	911,000	5,344,540	26.9
Resona Holdings, Inc.	71,500	512,722	2.6
Shimizu Corp.	259,400	1,630,315	8.2
SoftBank Corp.	64,000	834,864	4.2
Sojitz Corp.	65,900	1,558,737	7.9
Sumitomo Corp.	110,400	2,743,168	13.8
Sumitomo Metal Mining Co. Ltd.	25,800	786,747	4.0
Sumitomo Mitsui Financial Group, Inc.	190,000	13,720,455	69.1
Suntory Beverage & Food Ltd.	21,100	757,831	3.8
TIS, Inc.	35,400	758,319	3.8
Tokyo Electron Ltd.	134,400	28,122,844	141.7
Tokyo Tatemono Co. Ltd.	82,800	1,444,413	7.3
Toray Industries, Inc.	427,800	2,224,155	11.2
		155,519,174
Luxembourg
ArcelorMittal SA	121,119	2,757,962	13.9
Macau
Galaxy Entertainment Group Ltd., Class L	30,000	126,118	0.6
Netherlands
ABN AMRO Bank NV, CVA	132,013	2,304,532	11.6
Redcare Pharmacy NV	5,138	769,176	3.9
		3,073,708
New Zealand
Xero Ltd.	15,636	1,424,708	7.2
Norway
Equinor ASA	96,825	2,563,945	12.9
Gjensidige Forsikring ASA	18,552	313,858	1.6
Golden Ocean Group Ltd.	28,178	349,971	1.8
		3,227,774
Spain
Bankinter SA	128,118	1,094,313	5.5
Industria de Diseno Textil SA	59,415	2,886,907	14.5
Repsol SA	163,833	2,336,737	11.8
		6,317,957
Sweden
Embracer Group AB, Class B	112	287	0.0
Switzerland
ABB Ltd., Class N, Registered Shares	123,515	6,855,899	34.5
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	592	7,419,892	37.4
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	4	495,313	2.5
Logitech International SA, Class N, Registered Shares	9,032	813,568	4.1
Security	Shares	Value	% of Basket Value
Switzerland (continued)
Novartis AG, Class N, Registered Shares	75,230	$8,397,761	42.3%
Schindler Holding AG, Class N, Registered Shares	575	150,960	0.8
VAT Group AG	2	1,002	0.0
		24,134,395
United Kingdom
3i Group PLC	79,292	3,189,974	16.1
Aviva PLC	296,003	1,906,815	9.6
Berkeley Group Holdings PLC	4,934	322,103	1.6
British Land Co. PLC	792,902	4,202,617	21.2
DCC PLC	46,913	3,232,069	16.3
Drax Group PLC	34,101	285,242	1.4
easyJet PLC	389,367	2,255,701	11.4
Halma PLC	183,613	6,284,810	31.6
Hammerson PLC	40	15	0.0
IMI PLC	16,494	401,743	2.0
Imperial Brands PLC	2,085	57,466	0.3
Informa PLC	1,284,973	14,359,799	72.3
J Sainsbury PLC	1,436,084	5,092,637	25.6
Just Eat Takeaway.com NV	133,104	1,696,327	8.5
Land Securities Group PLC	287,940	2,354,603	11.9
Marks & Spencer Group PLC	549,316	2,320,064	11.7
Sage Group PLC	113,445	1,585,797	8.0
Smiths Group PLC	362,328	8,322,369	41.9
Spectris PLC	134,937	5,293,207	26.7
Tesco PLC	3,470,892	14,801,514	74.6
Whitbread PLC	148,823	5,576,393	28.1
		83,541,265
United States
Advanced Drainage Systems, Inc.	16,920	2,995,517	15.1
AECOM	65,476	5,932,780	29.9
AES Corp.	50,193	892,933	4.5
Agilent Technologies, Inc.	616	87,102	0.4
Alaska Air Group, Inc.	55,023	2,065,013	10.4
Alcoa Corp.	39,237	1,296,390	6.5
Alkermes PLC	36,877	1,007,480	5.1
Allstate Corp.	14,748	2,523,678	12.7
Alnylam Pharmaceuticals, Inc.	1,379	327,457	1.6
Amazon.com, Inc.	38,375	7,175,357	36.1
Amdocs Ltd.	24,963	2,183,514	11.0
Ameriprise Financial, Inc.	374	160,846	0.8
AMETEK, Inc.	11,708	2,031,104	10.2
Amgen, Inc.	1,904	633,023	3.2
Applied Industrial Technologies, Inc.	20,669	4,509,769	22.7
Arista Networks, Inc.	576	199,613	1.0
AutoNation, Inc.	18,574	3,542,433	17.8
Avnet, Inc.	12,839	690,225	3.5
Bank of America Corp.	29,376	1,184,147	6.0
Bank OZK	14,795	693,738	3.5
BioMarin Pharmaceutical, Inc.	3,012	254,002	1.3
Block, Inc., Class A	18,156	1,123,493	5.7
Box, Inc., Class A	45,133	1,269,140	6.4
Boyd Gaming Corp.	5,487	333,994	1.7
Builders FirstSource, Inc.	32,227	5,393,833	27.2
Bunge Global SA	8,397	883,616	4.4
CACI International, Inc., Class A	19,522	9,009,013	45.4
Camden Property Trust	18,494	2,048,210	10.3
Carnival PLC	60,322	926,823	4.7
Chemed Corp.	3,232	1,842,757	9.3

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Ciena Corp.	15,489	$816,890	4.1%
Cintas Corp.	1,737	1,326,964	6.7
Cirrus Logic, Inc.	25,815	3,368,341	17.0
Citizens Financial Group, Inc.	172,142	7,345,299	37.0
Clarivate PLC	267,191	1,800,867	9.1
Clorox Co.	1,646	217,157	1.1
Cognex Corp.	32,343	1,604,860	8.1
Comcast Corp., Class A	270,587	11,167,125	56.3
Credit Acceptance Corp.	2,215	1,273,404	6.4
D.R. Horton, Inc.	32,127	5,780,611	29.1
Darden Restaurants Inc.	33,018	4,830,203	24.3
Devon Energy Corp.	147,907	6,956,066	35.0
Domino’s Pizza, Inc.	213	91,313	0.5
Eaton Corp PLC	68,443	20,860,742	105.1
Ecolab, Inc.	3,835	884,696	4.5
Elanco Animal Health, Inc.	12,964	169,051	0.8
EMCOR Group, Inc.	17,544	6,586,719	33.2
EOG Resources, Inc.	30,067	3,812,496	19.2
Etsy, Inc.	65,289	4,252,925	21.4
Exelixis, Inc.	74,600	1,749,370	8.8
Exelon Corp.	57,392	2,134,982	10.8
Experian PLC	116,327	5,488,309	27.6
First American Financial Corp.	12,943	784,087	3.9
Flex Ltd.	63,606	2,044,933	10.3
Flowserve Corp.	24,850	1,256,168	6.3
Fluor Corp.	33,139	1,593,986	8.0
Ford Motor Co.	25,046	270,998	1.4
Fox Corp., Class A	99,399	3,781,138	19.0
Franklin Resources, Inc.	31,688	724,705	3.6
Freeport-McMoRan, Inc.	3,066	139,227	0.7
General Dynamics Corp.	696	207,902	1.0
Genuine Parts Co.	7,738	1,138,337	5.7
Graco, Inc.	28,178	2,396,539	12.1
H&R Block, Inc.	12,224	708,259	3.6
Halozyme Therapeutics, Inc.	12,223	675,443	3.4
HEICO Corp.	2,839	685,164	3.4
Helmerich & Payne, Inc.	46,298	1,871,365	9.4
HF Sinclair Corp.	24,515	1,261,787	6.4
Hologic, Inc.	110,317	9,002,970	45.4
HP, Inc.	63,181	2,280,202	11.5
Hubbell, Inc., Class B	430	170,130	0.9
Huntington Ingalls Industries, Inc.	18,388	5,148,272	25.9
IDEXX Laboratories, Inc.	6,423	3,058,119	15.4
Illinois Tool Works, Inc.	17,572	4,345,204	21.9
Illumina, Inc.	23,909	2,931,243	14.8
Incyte Corp.	18,645	1,213,230	6.1
Ingredion, Inc.	19,378	2,410,042	12.1
Invesco Ltd.	251,549	4,341,736	21.9
Ionis Pharmaceuticals, Inc.	31,707	1,568,228	7.9
ITT, Inc.	11,252	1,591,708	8.0
Jack Henry & Associates, Inc.	18,729	3,211,649	16.2
James Hardie Industries PLC, CDI	106,484	3,825,291	19.3
Jones Lang LaSalle, Inc.	13,360	3,352,024	16.9
Kellanova	90,006	5,233,849	26.4
KeyCorp	250,659	4,043,130	20.4
Lamar Advertising Co., Class A	14,831	1,777,644	9.0
Lockheed Martin Corp.	9,211	4,991,625	25.1
Louisiana-Pacific Corp.	41,414	4,065,198	20.5
Lowe’s Cos., Inc.	30,390	7,461,049	37.6
M&T Bank Corp.	210	36,156	0.2
Manhattan Associates, Inc.	23,301	5,950,609	30.0
Security	Shares	Value	% of Basket Value
United States (continued)
Marsh & McLennan Cos., Inc.	20,114	$4,476,773	22.6%
Masco Corp.	28,530	2,221,060	11.2
MetLife Inc.	28,761	2,210,283	11.1
Mettler-Toledo International, Inc.	1,814	2,759,148	13.9
MGIC Investment Corp.	65,325	1,622,673	8.2
MGM Resorts International	146,134	6,279,378	31.6
Microsoft Corp.	50,074	20,948,458	105.5
Murphy USA, Inc.	1,794	905,826	4.6
Neurocrine Biosciences, Inc.	7,136	1,010,244	5.1
Nexstar Media Group, Inc., Class A	4,298	794,227	4.0
Nutanix, Inc., Class A	12,708	641,881	3.2
NVR, Inc.	192	1,652,636	8.3
Oshkosh Corp.	32,849	3,569,044	18.0
Otis Worldwide Corp.	16,320	1,542,240	7.8
Paramount Global, Class B	382,276	4,365,592	22.0
Penske Automotive Group, Inc.	24,970	4,347,527	21.9
Pool Corp.	573	214,325	1.1
Post Holdings, Inc.	36,476	3,989,015	20.1
Primo Water Corp.	29,387	644,720	3.2
Progressive Corp.	5,686	1,217,486	6.1
Qualys, Inc.	10,457	1,559,557	7.9
Regions Financial Corp.	19,542	437,155	2.2
Reinsurance Group of America, Inc.	24,580	5,541,069	27.9
Reliance, Inc.	13,890	4,230,338	21.3
ResMed, Inc.	21,620	4,610,465	23.2
Roche Holding AG	1,491	524,402	2.6
Sarepta Therapeutics, Inc.	2,173	309,088	1.6
Seagate Technology Holdings PLC	42,622	4,354,690	21.9
Service Corp. International	31,332	2,503,740	12.6
Silicon Laboratories, Inc.	6,725	807,874	4.1
Spotify Technology SA	12,444	4,279,989	21.6
Stryker Corp.	21,871	7,161,659	36.1
TD SYNNEX Corp.	17,951	2,139,221	10.8
TE Connectivity Ltd.	21,392	3,301,427	16.6
Teradyne, Inc.	15,766	2,067,869	10.4
Textron, Inc.	60,257	5,597,875	28.2
Trex Co., Inc.	29,730	2,486,320	12.5
Truist Financial Corp.	111,742	4,993,750	25.2
UGI Corp.	175,435	4,347,279	21.9
Ulta Beauty, Inc.	6,058	2,210,504	11.1
United Airlines Holdings, Inc.	170,692	7,752,831	39.1
United Parcel Service, Inc., Class B	80,415	10,483,704	52.8
United Therapeutics Corp.	4,781	1,497,839	7.5
Valero Energy Corp.	31,667	5,121,187	25.8
Veeva Systems, Inc., Class A	9,106	1,747,715	8.8
Veralto Corp.	192,244	20,485,521	103.2
VeriSign, Inc.	38,710	7,239,157	36.5
VICI Properties, Inc., Class A	5,006	156,488	0.8
Visa, Inc., A Shares	50,622	13,448,747	67.7
West Pharmaceutical Services, Inc.	6,772	2,073,383	10.4
Westinghouse Air Brake Technologies Corp.	15,348	2,473,330	12.5
Westlake Corp.	22,639	3,347,403	16.9
ZipRecruiter, Inc., Class C	73,927	3,600,245	18.1
Zoetis, Inc.	2,010	103,857	0.5
Zoom Video Communications, Inc., Class A	11,086	1,995,923	10.1
		467,688,873
Total Reference Entity — Long		866,524,955
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Australia
ANZ Group Holdings Ltd.	(73,431)	$(1,397,028)	(7.0)%
APA Group	(534,912)	(2,772,533)	(14.0)
ASX Ltd.	(208,035)	(8,863,576)	(44.6)
Aurizon Holdings Ltd.	(743,765)	(1,813,501)	(9.1)
Beach Energy Ltd.	(1,486,677)	(1,444,576)	(7.3)
Commonwealth Bank of Australia	(46,202)	(4,163,267)	(21.0)
Endeavour Group Ltd.	(1,304,862)	(4,693,161)	(23.6)
Lottery Corp. Ltd.	(335,302)	(1,092,602)	(5.5)
Mineral Resources Ltd.	(63,572)	(2,273,511)	(11.4)
Mirvac Group	(1,307,374)	(1,840,792)	(9.3)
National Australia Bank Ltd.	(208,989)	(5,278,364)	(26.6)
NEXTDC Ltd.	(167,998)	(1,850,033)	(9.3)
QBE Insurance Group Ltd.	(93,724)	(1,106,135)	(5.6)
Ramsay Health Care Ltd.	(23,217)	(707,042)	(3.6)
Reece Ltd.	(80,627)	(1,461,077)	(7.4)
SEEK Ltd.	(79,653)	(1,153,502)	(5.8)
Telstra Group Ltd.	(3,234,348)	(8,358,408)	(42.1)
Transurban Group	(33,271)	(283,928)	(1.4)
Woolworths Group Ltd.	(2,425)	(54,716)	(0.3)
(50,607,752)
Belgium
Elia Group SA/NV	(8,795)	(913,451)	(4.6)
UCB SA	(78,751)	(13,158,842)	(66.3)
(14,072,293)
Bermuda
RenaissanceRe Holdings Ltd.	(9,268)	(2,149,342)	(10.8)
Canada
Fairfax Financial Holdings Ltd.	(1,234)	(1,455,282)	(7.3)
Peyto Exploration & Development Corp.	(264,323)	(2,825,776)	(14.3)
Quebecor, Inc., Class B	(57,783)	(1,276,487)	(6.4)
TMX Group Ltd.	(14,965)	(454,809)	(2.3)
(6,012,354)
Denmark
Carlsberg A/S, Class B	(5,240)	(632,766)	(3.2)
Coloplast A/S, Class B	(24,015)	(3,121,962)	(15.7)
(3,754,728)
Finland
Kesko OYJ, B Shares	(69,149)	(1,250,816)	(6.3)
Neste OYJ	(33,164)	(669,343)	(3.4)
Orion OYJ, Class B	(15,413)	(708,430)	(3.6)
(2,628,589)
Germany
Puma SE	(26,724)	(1,326,128)	(6.7)
Siemens Healthineers AG	(158,029)	(8,470,213)	(42.6)
thyssenkrupp AG	(418,733)	(1,603,328)	(8.1)
(11,399,669)
Hong Kong
CLP Holdings Ltd.	(28,500)	(244,604)	(1.3)
Power Assets Holdings Ltd.	(6,500)	(41,428)	(0.2)
(286,032)
Security	Shares	Value	% of Basket Value
Ireland
Aercap Holdings NV	(62,916)	$(5,910,958)	(29.8)%
Israel
Global-e Online Ltd.	(16,759)	(575,169)	(2.9)
Mobileye Global, Inc., Class A	(40,749)	(855,729)	(4.3)
(1,430,898)
Italy
DiaSorin SpA	(2,440)	(266,133)	(1.3)
Eni SpA	(65,577)	(1,049,218)	(5.3)
Leonardo SpA	(31,854)	(758,933)	(3.8)
Nexi SpA	(15,758)	(96,718)	(0.5)
(2,171,002)
Japan
Bridgestone Corp.	(188,700)	(7,693,987)	(38.8)
Dentsu Group, Inc.	(22,100)	(584,395)	(2.9)
FUJIFILM Holdings Corp.	(224,100)	(5,328,185)	(26.8)
Hikari Tsushin, Inc.	(100)	(18,725)	(0.1)
Japan Real Estate Investment Corp.	(148)	(513,339)	(2.6)
Keisei Electric Railway Co. Ltd.	(2,300)	(68,791)	(0.4)
Kenedix Office Investment Corp.	(810)	(835,090)	(4.2)
Kikkoman Corp.	(240,500)	(3,009,603)	(15.2)
Kintetsu Group Holdings Co. Ltd., Class L	(33,400)	(773,550)	(3.9)
Konami Group Corp.	(3,500)	(263,338)	(1.3)
Kose Corp.	(1,300)	(86,874)	(0.4)
Kyushu Electric Power Co., Inc.	(9,100)	(96,056)	(0.5)
Kyushu Railway Co.	(12,900)	(344,329)	(1.7)
Lasertec Corp.	(59,000)	(10,468,556)	(52.7)
MatsukiyoCocokara & Co.	(29,100)	(474,560)	(2.4)
MinebeaMitsumi, Inc.	(5,500)	(132,299)	(0.7)
Mitsubishi Heavy Industries Ltd.	(716,600)	(8,589,222)	(43.3)
Mitsubishi Motors Corp.	(654,700)	(1,866,345)	(9.4)
Mitsui & Co. Ltd.	(6,900)	(160,107)	(0.8)
Nippon Building Fund, Inc.	(1,336)	(5,155,958)	(26.0)
Nippon Sanso Holdings Corp.	(20,900)	(683,048)	(3.4)
Nissan Chemical Corp.	(2,700)	(87,118)	(0.4)
Rakus Co. Ltd.	(17,200)	(240,980)	(1.2)
Rakuten Bank Ltd.	(4,500)	(100,282)	(0.5)
Rohto Pharmaceutical Co. Ltd.	(13,300)	(312,403)	(1.6)
Ryohin Keikaku Co. Ltd.	(9,400)	(177,263)	(0.9)
Sanrio Co. Ltd.	(40,600)	(861,991)	(4.3)
Secom Co. Ltd.	(3,800)	(242,640)	(1.2)
Sega Sammy Holdings, Inc.	(72,400)	(1,172,436)	(5.9)
SG Holdings Co. Ltd.	(12,700)	(129,142)	(0.7)
Shimano, Inc.	(46,831)	(8,308,007)	(41.9)
Shinko Electric Industries Co. Ltd.	(390,300)	(14,844,868)	(74.8)
SMC Corp.	(5,500)	(2,676,108)	(13.5)
SUMCO Corp.	(137,600)	(2,262,197)	(11.4)
Sumitomo Forestry Co. Ltd.	(65,700)	(2,801,642)	(14.1)
Taiyo Yuden Co. Ltd.	(190,700)	(5,730,558)	(28.9)
Tohoku Electric Power Co., Inc.	(31,400)	(266,984)	(1.3)
Tokyo Seimitsu Co. Ltd.	(1,000)	(68,931)	(0.4)
Toyo Tire Corp.	(55,400)	(903,898)	(4.6)
Toyota Motor Corp.	(320,500)	(6,157,047)	(31.0)
Visional, Inc.	(2,800)	(147,833)	(0.7)
West Japan Railway Co.	(25,600)	(503,988)	(2.5)
Yamaha Motor Co. Ltd.	(152,100)	(1,416,352)	(7.1)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Yamato Holdings Co. Ltd.	(68,000)	$(825,866)	(4.2)%
Yokohama Rubber Co. Ltd.	(26,000)	(590,963)	(3.0)
(97,975,854)
Netherlands
Heineken Holding NV	(17,092)	(1,259,517)	(6.3)
IMCD NV	(1,328)	(190,958)	(1.0)
JDE Peet’s NV	(54,848)	(1,206,146)	(6.1)
(2,656,621)
New Zealand
Auckland International Airport Ltd.	(295,824)	(1,316,926)	(6.7)
Fisher & Paykel Healthcare Corp. Ltd., Class C	(150,659)	(2,908,447)	(14.7)
Mercury NZ Ltd.	(141,742)	(580,381)	(2.9)
Meridian Energy Ltd.	(119,359)	(461,737)	(2.3)
Spark New Zealand Ltd.	(456,204)	(1,172,437)	(5.9)
(6,439,928)
Norway
Orkla ASA	(60,506)	(510,640)	(2.6)
Salmar ASA	(9,424)	(542,208)	(2.7)
(1,052,848)
Singapore
CapitaLand Ascendas REIT	(1,015,700)	(2,073,611)	(10.4)
Genting Singapore Ltd.	(65,400)	(41,558)	(0.2)
Oversea-Chinese Banking Corp. Ltd.	(338,000)	(3,762,158)	(18.9)
Singapore Exchange Ltd.	(25,800)	(190,221)	(1.0)
Singapore Technologies Engineering Ltd.	(154,300)	(510,853)	(2.6)
(6,578,401)
Spain
Amadeus IT Group SA	(17,342)	(1,142,158)	(5.7)
Cellnex Telecom SA	(22,089)	(770,392)	(3.9)
(1,912,550)
Sweden
Assa Abloy AB, Class B	(86,662)	(2,639,230)	(13.3)
Castellum AB	(4,018)	(50,332)	(0.2)
Epiroc AB, Class A	(192,770)	(3,598,124)	(18.1)
Epiroc AB, Class B	(45,951)	(772,639)	(3.9)
Essity AB, Class B	(82,499)	(2,319,568)	(11.7)
Getinge AB, B Shares	(41,335)	(807,184)	(4.1)
Investment AB Latour, B Shares	(6,680)	(196,168)	(1.0)
Lifco AB, B Shares	(13,218)	(392,132)	(2.0)
Sandvik Ab	(126,614)	(2,592,019)	(13.0)
Skandinaviska Enskilda Banken AB, Class A	(283,759)	(4,364,068)	(22.0)
Svenska Cellulosa AB SCA, Class B	(34,966)	(475,317)	(2.4)
(18,206,781)
Switzerland
Bachem Holding AG, Class N	(5,408)	(485,323)	(2.4)
Baloise Holding AG, Class N	(27,137)	(4,856,472)	(24.5)
Barry Callebaut AG, Class N, Registered Shares	(1,185)	(1,906,679)	(9.6)
Cie Financiere Richemont SA, Registered Shares	(17,848)	(2,722,379)	(13.7)
EMS-Chemie Holding AG, Registered Shares	(4,403)	(3,681,947)	(18.6)
Julius Baer Group Ltd., Class N	(222,852)	(12,196,160)	(61.4)
On Holding AG, Class A	(11,509)	(476,703)	(2.4)
SIG Group AG	(17,650)	(370,651)	(1.9)
Swatch Group AG	(5,070)	(1,044,192)	(5.3)
Swiss Life Holding AG, Class N, Registered Shares	(9,438)	(7,226,808)	(36.4)
Swisscom AG, Class N, Registered Shares	(14,923)	(9,133,503)	(46.0)
(44,100,817)
Security	Shares	Value	% of Basket Value
Thailand
Fabrinet	(9,147)	$(2,017,462)	(10.2)%
United Kingdom
Beazley PLC	(1,219)	(10,714)	(0.0)
Burberry Group PLC	(8,043)	(80,493)	(0.4)
Howden Joinery Group PLC	(39,378)	(476,088)	(2.4)
JD Sports Fashion PLC	(1,195,346)	(2,022,340)	(10.2)
Lloyds Banking Group PLC	(13,952,584)	(10,659,074)	(53.7)
Persimmon PLC	(64,025)	(1,305,615)	(6.6)
Reckitt Benckiser Group PLC	(53,109)	(2,856,927)	(14.4)
Rentokil Initial PLC	(542,076)	(3,310,000)	(16.7)
Severn Trent PLC	(332,912)	(11,005,958)	(55.4)
SSE PLC	(129,884)	(3,143,427)	(15.8)
Unilever PLC	(70,943)	(4,359,779)	(22.0)
Vistry Group PLC	(153,935)	(2,741,788)	(13.8)
(41,972,203)
United States
Aflac, Inc.	(124,435)	(11,868,610)	(59.8)
AGCO Corp.	(1,244)	(117,458)	(0.6)
Air Lease Corp., Class A	(14,141)	(701,676)	(3.5)
Air Products and Chemicals, Inc.	(109,270)	(28,830,889)	(145.2)
Alight, Inc., Class A	(246,637)	(1,867,042)	(9.4)
Alliant Energy Corp.	(103,972)	(5,787,082)	(29.1)
Alphabet, Inc., Class C	(12,233)	(2,118,144)	(10.7)
Amcor PLC	(67,342)	(709,111)	(3.6)
American Tower Corp.	(1,172)	(258,309)	(1.3)
Amkor Technology, Inc.	(23,254)	(759,476)	(3.8)
Amphenol Corp., Class A	(150,132)	(9,647,482)	(48.6)
Annaly Capital Management, Inc.	(229,455)	(4,568,449)	(23.0)
Antero Midstream Corp.	(51,824)	(744,193)	(3.7)
Antero Resources Corp.	(346,537)	(10,056,504)	(50.7)
Apollo Global Management, Inc.	(24,671)	(3,091,523)	(15.6)
AppLovin Corp., Class A	(4,353)	(335,616)	(1.7)
Arthur J Gallagher & Co.	(47,645)	(13,506,881)	(68.0)
Aspen Technology, Inc.	(5,009)	(941,442)	(4.7)
ATI, Inc.	(17,503)	(1,185,128)	(6.0)
Avantor, Inc.	(24,738)	(661,741)	(3.3)
Ball Corp.	(136,319)	(8,701,242)	(43.8)
Bath & Body Works, Inc.	(11,073)	(406,933)	(2.0)
Bio-Rad Laboratories, Inc., Class A	(943)	(319,073)	(1.6)
BJ’s Wholesale Club Holdings, Inc.	(12,171)	(1,070,561)	(5.4)
Boeing Co.	(269,169)	(51,303,611)	(258.4)
Braze, Inc., Class A	(10,859)	(478,448)	(2.4)
Carvana Co., Class A	(9,124)	(1,215,591)	(6.1)
Cava Group, Inc.	(111,330)	(9,376,213)	(47.2)
CDW Corp.	(60,937)	(13,290,969)	(67.0)
Celanese Corp., Class A	(37,464)	(5,288,044)	(26.6)
Chord Energy Corp.	(2,615)	(448,891)	(2.3)
Churchill Downs, Inc.	(5,975)	(857,771)	(4.3)
Civitas Resources, Inc.	(108,025)	(7,535,824)	(38.0)
Coherent Corp.	(28,516)	(1,986,995)	(10.0)
Coinbase Global, Inc., Class A	(13,892)	(3,116,809)	(15.7)
Confluent, Inc., Class A	(30,828)	(771,317)	(3.9)
Constellation Energy Corp.	(11,071)	(2,101,276)	(10.6)
Cooper Cos, Inc.	(12,741)	(1,189,118)	(6.0)
Coty, Inc., Class A	(41,964)	(417,542)	(2.1)
Crane Co.	(11,958)	(1,918,302)	(9.7)
Credo Technology Group Holding Ltd.	(24,746)	(686,701)	(3.5)
Crown Holdings, Inc.	(46,207)	(4,098,561)	(20.6)
Diamondback Energy, Inc.	(80,766)	(16,339,769)	(82.3)
Doximity, Inc., Class A	(26,492)	(741,776)	(3.7)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Duolingo, Inc.	(14,627)	$(2,514,966)	(12.7)%
Erie Indemnity Co., Class A	(1,782)	(786,129)	(4.0)
Extra Space Storage, Inc.	(26,066)	(4,160,655)	(21.0)
F&G Annuities & Life, Inc.	(1)	(43)	(0.0)
First Citizens BancShares, Inc., Class A	(3,301)	(6,891,465)	(34.7)
Freshworks, Inc., Class A	(112,190)	(1,402,375)	(7.1)
GE HealthCare Technologies, Inc.	(4,620)	(390,991)	(2.0)
General Electric Co.	(4,313)	(734,073)	(3.7)
Graphic Packaging Holding Co.	(92,075)	(2,771,457)	(14.0)
Healthcare Realty Trust, Inc., Class A	(144,423)	(2,554,843)	(12.9)
Houlihan Lokey, Inc., Class A	(9,268)	(1,392,517)	(7.0)
Howmet Aerospace, Inc.	(69,250)	(6,627,225)	(33.4)
HubSpot, Inc.	(388)	(192,848)	(1.0)
Humana, Inc.	(60,787)	(21,981,187)	(110.7)
Hyatt Hotels Corp., Class A	(30,478)	(4,490,324)	(22.6)
Ingersoll Rand, Inc.	(67,163)	(6,743,165)	(34.0)
Interactive Brokers Group, Inc., Class A	(49,090)	(5,854,964)	(29.5)
International Business Machines Corp.	(191)	(36,699)	(0.2)
Intra-Cellular Therapies, Inc.	(21,477)	(1,690,669)	(8.5)
Jazz Pharmaceuticals PLC	(4,263)	(469,996)	(2.4)
Johnson Controls International PLC	(407,383)	(29,144,180)	(146.8)
Keurig Dr. Pepper, Inc.	(190,845)	(6,542,167)	(33.0)
Kite Realty Group Trust	(87,549)	(2,158,958)	(10.9)
KKR & Co., Inc., Class A	(16,527)	(2,040,258)	(10.3)
Lantheus Holdings, Inc.	(15,367)	(1,610,923)	(8.1)
Las Vegas Sands Corp.	(319,611)	(12,678,968)	(63.9)
Levi Strauss & Co., Class A	(43,051)	(789,125)	(4.0)
Live Nation Entertainment, Inc.	(1,246)	(119,853)	(0.6)
MACOM Technology Solutions Holdings, Inc., Class H	(8,953)	(903,537)	(4.5)
MarketAxess Holdings, Inc.	(1,247)	(278,742)	(1.4)
Matador Resources Co.	(20,501)	(1,260,401)	(6.3)
MongoDB, Inc., Class A	(6,965)	(1,757,687)	(8.9)
Mueller Industries, Inc.	(12,646)	(897,107)	(4.5)
National Fuel Gas Co.	(1,230)	(72,066)	(0.4)
National Storage Affiliates Trust	(75,659)	(3,220,804)	(16.2)
New Fortress Energy, Inc., Class A	(98,535)	(1,945,081)	(9.8)
Noble Corp. PLC	(59,044)	(2,788,058)	(14.0)
Nordson Corp.	(14,074)	(3,523,144)	(17.7)
Norwegian Cruise Line Holdings Ltd.	(60,362)	(1,112,472)	(5.6)
Omnicom Group, Inc.	(19,441)	(1,905,996)	(9.6)
ONEOK, Inc.	(263,433)	(21,951,872)	(110.6)
Onto Innovation, Inc.	(4,389)	(839,616)	(4.2)
Parsons Corp.	(32,933)	(3,009,088)	(15.2)
Permian Resources Corp., Class A	(163,845)	(2,513,382)	(12.7)
Pinnacle Financial Partners, Inc.	(5,514)	(531,108)	(2.7)
Procore Technologies, Inc.	(6,162)	(437,687)	(2.2)
PTC, Inc.	(12,564)	(2,234,507)	(11.3)
Public Service Enterprise Group, Inc.	(48,241)	(3,848,185)	(19.4)
QIAGEN NV	(8,805)	(391,769)	(2.0)
R1 RCM, Inc.	(18,052)	(232,510)	(1.2)
Range Resources Corp.	(13,988)	(436,845)	(2.2)
Raymond James Financial, Inc.	(16,790)	(1,947,640)	(9.8)
Regal Rexnord Corp.	(868)	(139,470)	(0.7)
Revvity, Inc.	(937)	(117,697)	(0.6)
Rithm Capital Corp.	(230,295)	(2,673,725)	(13.5)
Robinhood Markets, Inc., Class A	(85,272)	(1,754,045)	(8.8)
Ryman Hospitality Properties, Inc.	(8,908)	(895,343)	(4.5)
Samsara, Inc., Class A	(22,134)	(847,290)	(4.3)
SentinelOne, Inc., Class A	(62)	(1,420)	(0.0)
Security	Shares	Value	% of Basket Value
United States (continued)
Simpson Manufacturing Co., Inc.	(141)	$(27,085)	(0.1)%
STAG Industrial, Inc.	(34,759)	(1,418,515)	(7.1)
Steel Dynamics, Inc.	(852)	(113,503)	(0.6)
Sun Communities, Inc.	(12,773)	(1,618,722)	(8.2)
Synchrony Financial	(24,937)	(1,266,550)	(6.4)
Take-Two Interactive Software, Inc.	(14,442)	(2,173,954)	(10.9)
Tenaris SA	(58,098)	(921,831)	(4.6)
Tesla, Inc.	(236,440)	(54,870,631)	(276.4)
Texas Pacific Land Corp.	(9,326)	(7,879,537)	(39.7)
Tidewater, Inc.	(40,778)	(4,035,391)	(20.3)
TKO Group Holdings, Inc., Class A	(16,859)	(1,843,532)	(9.3)
Twilio, Inc., Class A	(1,941)	(114,771)	(0.6)
Tyler Technologies, Inc.	(122)	(69,309)	(0.3)
Valaris Ltd.	(38,124)	(2,996,165)	(15.1)
Valvoline, Inc.	(9,734)	(452,631)	(2.3)
Vaxcyte, Inc.	(8,074)	(636,958)	(3.2)
Viatris, Inc.	(10,236)	(123,446)	(0.6)
Viking Therapeutics, Inc.	(33,769)	(1,924,833)	(9.7)
Vontier Corp.	(83,523)	(3,276,607)	(16.5)
WP Carey, Inc.	(236,568)	(13,675,996)	(68.9)
Wyndham Hotels & Resorts, Inc.	(13,714)	(1,038,424)	(5.2)
Zuken, Inc., Class A	(17,706)	(201,140)	(1.0)
(523,336,941)
Total Reference Entity — Short		(846,674,023)
Net Value of Reference Entity — BNP Paribas SA		$19,850,932
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates 03/17/25 — 06/17/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Austal Ltd.	52,814	$90,674	(1.7)%
Boral Ltd.	361,160	1,372,797	(25.5)
Challenger Ltd.	362,967	1,672,893	(31.1)
Data#3 Ltd.	71,264	412,411	(7.7)
Downer EDI Ltd.	402,049	1,312,297	(24.4)
Insignia Financial Ltd.	1,319,679	2,390,970	(44.4)
McMillan Shakespeare Ltd.	187,202	2,196,769	(40.8)
Monadelphous Group Ltd.	96,071	816,928	(15.2)
NRW Holdings Ltd.	241,479	528,871	(9.8)
Ventia Services Group Pty. Ltd.	385,937	1,111,131	(20.7)
Webjet Ltd.	55,828	326,591	(6.1)
Westgold Resources Ltd.	71,887	123,506	(2.3)
		12,355,838
Austria
ANDRITZ AG	22,472	1,439,562	(26.8)
Kontron AG	12,685	268,760	(5.0)
		1,708,322

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Belgium
Fagron	14,507	$298,508	(5.6)%
Proximus SADP	47,046	340,243	(6.3)
		638,751
Canada
Canfor Corp.	28,752	329,868	(6.1)
Centerra Gold, Inc.	40,426	271,137	(5.0)
Innergex Renewable Energy, Inc.	155,866	1,071,356	(19.9)
North American Construction Group Ltd.	5,843	116,890	(2.2)
Obsidian Energy Ltd.	47,959	358,828	(6.7)
		2,148,079
Finland
Outokumpu OYJ	741,416	2,673,180	(49.7)
Georgia
TBC Bank Group PLC	9,584	381,942	(7.1)
Germany
Auto1 Group SE	48,772	410,646	(7.7)
Bilfinger SE	3,581	200,770	(3.7)
Deutsche Pfandbriefbank AG	164,718	929,571	(17.3)
Deutsche Wohnen SE	8,042	159,712	(3.0)
Deutz AG	13,232	76,212	(1.4)
Duerr AG	16,674	366,738	(6.8)
Grand City Properties SA	45,859	540,585	(10.1)
HelloFresh SE	8,010	50,036	(0.9)
SAF-Holland SE	10,837	221,692	(4.1)
United Internet AG, Class N, Registered Shares	32,248	715,235	(13.3)
		3,671,197
Hong Kong
GigaCloud Technology, Inc., Class A	5,079	149,475	(2.8)
HK Electric Investments & HK Electric Investments Ltd., Class SS	2,287,000	1,548,648	(28.8)
		1,698,123
Israel
Cellebrite Di Ltd.	106,894	1,464,448	(27.2)
Kornit Digital Ltd.	57	892	(0.0)
Plus500 Ltd.	241,876	7,294,740	(135.6)
		8,760,080
Italy
Banca IFIS SpA	11,817	277,410	(5.2)
Brunello Cucinelli SpA	11,051	1,032,243	(19.2)
Credito Emiliano SpA	13,705	150,024	(2.8)
De’ Longhi SpA	24,441	770,388	(14.3)
Maire SpA	8,862	70,318	(1.3)
Sesa SpA	1,202	132,083	(2.4)
Webuild SpA	119,726	313,425	(5.8)
		2,745,891
Japan
77 Bank Ltd.	46,100	1,439,204	(26.8)
Ai Holdings Corp.	3,100	51,823	(1.0)
Aisan Industry Co. Ltd.	43,500	439,224	(8.2)
Alfresa Holdings Corp.	99,200	1,549,740	(28.8)
Awa Bank Ltd.	31,600	586,178	(10.9)
BML, Inc.	8,200	163,587	(3.0)
CKD Corp.	3,000	59,915	(1.1)
Coca-Cola Bottlers Japan Holdings, Inc.	108,100	1,612,065	(30.0)
Create SD Holdings Co. Ltd.	20,900	468,927	(8.7)
Security	Shares	Value	% of Basket Value
Japan (continued)
Daicel Corp.	51,700	$502,565	(9.3)%
Doutor Nichires Holdings Co. Ltd.	21,600	335,219	(6.2)
Earth Corp.	48,400	1,622,231	(30.2)
Elematec Corp.	18,900	240,925	(4.5)
Ezaki Glico Co., Ltd.	96,700	2,970,028	(55.2)
Fuji Corp/Aichi	110,000	1,839,515	(34.2)
Furukawa Electric Co. Ltd.	125,200	3,425,065	(63.7)
Glory Ltd.	16,900	307,228	(5.7)
Gunma Bank Ltd.	1,027,100	6,967,922	(129.5)
Hanwa Co. Ltd.	23,300	900,603	(16.7)
Heiwa Real Estate Co. Ltd.	11,100	319,051	(5.9)
Heiwado Co. Ltd.	24,100	394,598	(7.3)
Hiday Hidaka Corp.	30,400	562,726	(10.5)
Hyakujushi Bank Ltd.	35,000	766,918	(14.3)
Inaba Denki Sangyo Co. Ltd.	4,100	107,496	(2.0)
Information Services International-Dentsu Ltd.	2,700	102,641	(1.9)
Itochu Enex Co. Ltd.	35,600	406,371	(7.6)
Japan Metropolitan Fund Invest	679	423,966	(7.9)
JTEKT Corp.	117,000	841,018	(15.6)
Kanamoto Co. Ltd.	102,900	1,922,795	(35.7)
Kyoritsu Maintenance Co. Ltd.	36,600	710,552	(13.2)
Kyudenko Corp.	10,900	502,065	(9.3)
Mabuchi Motor Co. Ltd.	20,900	321,282	(6.0)
Maxell Ltd.	66,600	764,221	(14.2)
MEITEC Group Holdings, Inc.	14,600	329,669	(6.1)
Menicon Co. Ltd.	111,600	1,043,672	(19.4)
Mizuno Corp.	51,600	2,606,984	(48.5)
Modec, Inc.	31,000	578,274	(10.8)
Nishi-Nippon Financial Holdings, Inc.	133,900	1,823,142	(33.9)
Nittetsu Mining Co. Ltd.	4,000	126,851	(2.4)
NOK Corp.	58,500	855,088	(15.9)
Nomura Co. Ltd.	24,100	139,961	(2.6)
Noritz Corp.	7,600	95,141	(1.8)
NTN Corp.	474,600	960,089	(17.9)
Organo Corp.	2,900	131,530	(2.5)
Ryobi Ltd.	62,000	850,181	(15.8)
Sanki Engineering Co. Ltd.	22,500	351,796	(6.5)
Shibaura Machine Co. Ltd.	13,200	324,410	(6.0)
Taikisha Ltd.	14,400	496,386	(9.2)
Toda Corp.	283,700	2,050,366	(38.1)
Toei Animation Co. Ltd.	48,000	744,396	(13.8)
Tokai Rika Co. Ltd.	11,500	156,060	(2.9)
Tokyo Century Corp.	127,200	1,354,957	(25.2)
Towa Pharmaceutical Co. Ltd.	8,200	167,771	(3.1)
Toyota Boshoku Corp.	265,300	3,575,096	(66.5)
Tsubakimoto Chain Co.	17,800	769,767	(14.3)
Uchida Yoko Co. Ltd.	7,200	375,049	(7.0)
Wacom Co. Ltd.	134,100	646,687	(12.0)
Welcia Holdings Co. Ltd.	642,000	8,618,284	(160.2)
YAMABIKO Corp.	13,800	195,516	(3.6)
Yamaichi Electronics Co. Ltd.	5,900	125,763	(2.3)
Yamazen Corp.	57,500	594,779	(11.1)
Yaoko Co. Ltd.	8,600	525,980	(9.8)
Yokogawa Bridge Holdings Corp.	32,500	588,141	(10.9)
Yuasa Trading Co. Ltd.	6,400	238,770	(4.4)
		65,068,220
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Netherlands
Eurocommercial Properties NV	1,842	$45,879	(0.9)%
Koninklijke BAM Groep NV	75,418	312,561	(5.8)
		358,440
Norway
Elkem ASA	139,284	290,677	(5.4)
Wallenius Wilhelmsen ASA	64,283	597,719	(11.1)
		888,396
Portugal
Mota-Engil SGPS SA	59,568	233,726	(4.3)
Navigator Co. SA	495,650	2,011,066	(37.4)
Sonae SGPS SA	247,094	252,040	(4.7)
		2,496,832
Singapore
Suntec Real Estate Investment Trust	89,600	79,288	(1.5)
Spain
Indra Sistemas SA	55,302	1,109,020	(20.6)
Inmobiliaria Colonial Socimi SA	28,694	166,921	(3.1)
Mapfre SA	1,802,657	4,368,615	(81.2)
		5,644,556
Switzerland
dormakaba Holding AG, Class N	1,103	668,043	(12.4)
EFG International AG, Class N	184,966	2,643,801	(49.2)
International Workplace Group PLC	810,224	1,798,940	(33.4)
		5,110,784
United Kingdom
Assura PLC	1,849,837	970,769	(18.0)
Cranswick PLC	13,719	840,377	(15.6)
Domino’s Pizza Group PLC	386,117	1,605,525	(29.8)
Firstgroup PLC	219,668	495,319	(9.2)
Grainger PLC	1,422,480	4,418,344	(82.1)
Hilton Food Group PLC	119,053	1,429,474	(26.6)
Hollywood Bowl Group PLC	405,302	1,732,445	(32.2)
Investec PLC	331,719	2,626,561	(48.8)
John Wood Group PLC	24,504	64,262	(1.2)
Jupiter Fund Management PLC	147,096	166,329	(3.1)
Keller Group PLC	45,153	864,892	(16.1)
Mitchells & Butlers PLC	24,222	97,032	(1.8)
Mitie Group PLC	640,135	997,386	(18.5)
Morgan Sindall Group PLC	13,798	509,651	(9.5)
NCC Group PLC	123,996	235,243	(4.4)
Quilter PLC	2,148,812	3,693,337	(68.7)
TP ICAP Group PLC	445,276	1,267,921	(23.6)
Trustpilot Group PLC	445,994	1,195,430	(22.2)
Vesuvius PLC	8,754	54,309	(1.0)
Warehouse Reit PLC	860,899	949,681	(17.7)
Workspace Group PLC	39,642	312,528	(5.8)
		24,526,815
United States
1-800-Flowers.com, Inc., Class A	39,996	414,359	(7.7)
Accel Entertainment, Inc., Class A	10,178	124,172	(2.3)
Alarm.com Holdings, Inc.	139,786	9,861,902	(183.3)
Allient, Inc.	22,463	650,079	(12.1)
American Eagle Outfitters, Inc.	365,407	8,057,224	(149.8)
American Healthcare REIT, Inc.	33,623	535,951	(10.0)
Anywhere Real Estate, Inc.	97,807	461,649	(8.6)
Apogee Enterprises, Inc.	12,108	831,093	(15.5)
Apple Hospitality REIT, Inc.	3,427	50,685	(0.9)
Security	Shares	Value	% of Basket Value
United States (continued)
Beazer Homes USA, Inc.	33,940	$1,142,760	(21.2)%
Brady Corp., Class A	47,728	3,417,802	(63.5)
BrightSpring Health Services, Inc.	5,221	64,688	(1.2)
Brink’s Co.	55,283	6,080,577	(113.0)
C3.ai, Inc.	23,981	641,492	(11.9)
Carriage Services, Inc., Class A	72,332	2,318,964	(43.1)
Castle Biosciences, Inc.	43,522	1,050,186	(19.5)
ConnectOne Bancorp, Inc.	26,714	647,013	(12.0)
Corcept Therapeutics, Inc.	39,739	1,536,707	(28.6)
Coursera, Inc.	163,592	1,521,406	(28.3)
Covenant Logistics Group, Inc., Class A	2,004	112,124	(2.1)
CTO Realty Growth, Inc.	90,326	1,812,843	(33.7)
Dave & Buster’s Entertainment Inc.	154,770	5,820,900	(108.2)
Delek U.S. Holdings, Inc.	26,288	625,129	(11.6)
Deluxe Corp.	30,419	741,615	(13.8)
Dime Community Bancshares, Inc.	10,955	276,942	(5.1)
DXP Enterprises, Inc.	8,533	467,267	(8.7)
Eagle Bancorp, Inc.	5,805	124,924	(2.3)
El Pollo Loco Holdings, Inc.	65,810	793,669	(14.8)
G-III Apparel Group Ltd.	36,130	996,104	(18.5)
Global Industrial Co.	13,270	462,858	(8.6)
GQG Partners, Inc., CDI	608,892	1,188,477	(22.1)
Gray Television, Inc.	34,462	221,591	(4.1)
Great Lakes Dredge & Dock Corp.	120,260	1,134,052	(21.1)
Hackett Group, Inc.	7,100	193,688	(3.6)
Health Catalyst, Inc.	79,880	588,716	(10.9)
Healthcare Services Group, Inc.	20,351	232,612	(4.3)
Heidrick & Struggles International, Inc.	26,969	1,082,536	(20.1)
HNI Corp.	13,870	762,157	(14.2)
Impinj, Inc.	2,790	444,419	(8.3)
Independent Bank Corp.	5,489	190,413	(3.5)
Infinera Corp.	12,966	77,018	(1.4)
Innospec, Inc.	10,307	1,351,660	(25.1)
InterDigital, Inc.	85,171	10,455,592	(194.4)
iRadimed Corp.	7,818	365,179	(6.8)
Itron, Inc.	56,807	5,876,116	(109.2)
John B Sanfilippo & Son, Inc.	11,353	1,190,589	(22.1)
Kennedy-Wilson Holdings, Inc.	670,154	6,976,303	(129.7)
Mativ Holdings, Inc.	151,154	2,885,530	(53.6)
MaxLinear, Inc.	26,394	373,211	(6.9)
MediaAlpha, Inc., Class A	87,642	1,285,708	(23.9)
Methode Electronics, Inc.	15,276	193,394	(3.6)
Midland States Bancorp, Inc.	6,926	164,423	(3.1)
Miller Industries, Inc.	20,327	1,381,016	(25.7)
Novocure Ltd.	32,519	740,458	(13.8)
OraSure Technologies, Inc.	570,059	2,553,864	(47.5)
Pennant Group, Inc.	6,164	183,749	(3.4)
PetIQ, Inc., Class A	35,637	779,738	(14.5)
Pliant Therapeutics, Inc.	25,957	371,445	(6.9)
PRA Group, Inc.	22,775	606,954	(11.3)
Premier Financial Corp.	8,092	205,051	(3.8)
Primoris Services Corp.	103,609	5,850,800	(108.8)
PROG Holdings, Inc.	5,222	235,303	(4.4)
Progress Software Corp.	54,606	3,188,990	(59.3)
Proto Labs, Inc.	20,153	701,727	(13.0)
Rapid7, Inc.	161,092	6,337,359	(117.8)
Resources Connection, Inc.	6,642	79,239	(1.5)
REX American Resources Corp.	6,501	330,316	(6.1)
RHI Magnesita NV	7,200	339,801	(6.3)
RingCentral, Inc., Class A	152,722	5,352,906	(99.5)
RPC, Inc.	11,872	88,684	(1.7)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Rush Street Interactive, Inc.	46,382	$464,284	(8.6)%
Shoe Carnival, Inc.	1,355	57,547	(1.1)
SI-BONE, Inc.	42,452	645,270	(12.0)
Sonic Automotive, Inc., Class A	50,339	2,997,184	(55.7)
Southside Bancshares, Inc.	2,196	76,838	(1.4)
Steelcase, Inc., Class A	289,860	4,200,071	(78.1)
Sterling Infrastructure, Inc.	17,803	2,071,557	(38.5)
Stratasys Ltd.	34,715	297,160	(5.5)
TFS Financial Corp.	4,606	62,457	(1.2)
Theravance Biopharma Inc.	120,197	1,215,192	(22.6)
Tiptree, Inc.	34,855	688,386	(12.8)
TransMedics Group, Inc.	1,840	261,758	(4.9)
Tri Pointe Homes, Inc.	268,896	12,167,544	(226.2)
TTM Technologies, Inc.	20,175	390,992	(7.3)
Ultra Clean Holdings, Inc.	5,987	258,998	(4.8)
Universal Insurance Holdings, Inc.	40,519	802,681	(14.9)
Univest Financial Corp.	5,648	156,167	(2.9)
Upwork, Inc.	64,720	784,406	(14.6)
Verint Systems, Inc.	114,642	4,143,162	(77.0)
Viad Corp.	14,185	471,651	(8.8)
Vita Coco Co., Inc.	3,536	91,370	(1.7)
Vital Farms, Inc.	16,195	590,956	(11.0)
World Kinect Corp.	24,303	678,783	(12.6)
Yext, Inc.	23,002	132,492	(2.5)
		151,910,774
Total Reference Entity — Long		292,865,508
Reference Entity — Short
Common Stocks
Australia
Amotiv Ltd.	(54,843)	(389,480)	7.2
Ansell Ltd.	(155,612)	(2,786,060)	51.8
Atlas Arteria Ltd.	(513,100)	(1,762,288)	32.7
Bapcor Ltd.	(720,893)	(2,423,963)	45.1
Brickworks Ltd.	(9,990)	(188,627)	3.5
BWP Trust	(793,609)	(1,861,595)	34.6
De Grey Mining Ltd.	(4,433,668)	(3,555,041)	66.1
Gold Road Resources Ltd.	(2,314,983)	(2,588,466)	48.1
Star Entertainment Grp Ltd.	(673,017)	(257,227)	4.8
Steadfast Group Ltd.	(125,331)	(532,016)	9.9
		(16,344,763)
Austria
EVN AG	(61,500)	(2,010,165)	37.4
Belgium
Ackermans & van Haaren NV	(1,514)	(290,475)	5.4
Brazil
Karoon Energy Ltd.	(2,347,030)	(2,846,149)	52.9
Canada
Algoma Steel Group, Inc.	(57,657)	(507,811)	9.4
Canadian Solar, Inc.	(11,498)	(190,637)	3.5
Choice Properties Real Estate Investment Trust	(5,061)	(50,806)	1.0
Endeavour Silver Corp.	(51,843)	(233,559)	4.3
EQB, Inc.	(10,867)	(758,522)	14.1
Jamieson Wellness, Inc.	(54,368)	(1,286,497)	23.9
Maple Leaf Foods, Inc.	(915)	(16,707)	0.3
Skeena Resources Ltd.	(11,207)	(72,974)	1.4
Spin Master Corp.	(35,315)	(808,537)	15.0
Security	Shares	Value	% of Basket Value
Canada (continued)
Sprott, Inc.	(33,287)	$(1,483,467)	27.6%
Superior Plus Corp.	(745,306)	(4,307,784)	80.1
Winpak Ltd.	(11,214)	(386,295)	7.2
		(10,103,596)
Costa Rica
Establishment Labs Holdings, Inc.	(16,622)	(738,682)	13.7
Denmark
FLSmidth & Co. A/S	(4,108)	(209,562)	3.9
ISS A/S	(26,801)	(489,884)	9.1
Netcompany Group A/S	(97,889)	(4,166,333)	77.4
Ringkjoebing Landbobank A/S	(3,944)	(698,064)	13.0
Royal Unibrew A/S	(20,114)	(1,579,214)	29.4
Scandinavian Tobacco Group A/S, Class A	(10,027)	(146,870)	2.7
		(7,289,927)
Finland
QT Group OYJ	(17,031)	(1,515,583)	28.2
Germany
Schott Pharma AG & Co. KGaA	(2,220)	(76,510)	1.4
Sirius Real Estate Ltd.	(671,642)	(818,798)	15.2
Sixt SE	(8,881)	(619,679)	11.5
Thyssenkrupp Nucera AG & Co. KGaa	(118,721)	(1,120,556)	20.9
		(2,635,543)
Ghana
Tullow Oil PLC	(51,852)	(20,411)	0.4
Indonesia
First Resources Ltd.	(163,700)	(181,585)	3.4
Ireland
Keywords Studios PLC	(159,421)	(4,894,056)	91.0
Israel
OPC Energy Ltd.	(5,687)	(40,560)	0.7
Italy
Carel Industries SpA	(12,137)	(224,170)	4.2
Ermenegildo Zegna NV	(98,131)	(1,108,880)	20.6
Eurogroup Laminations SpA	(90,951)	(339,483)	6.3
Technoprobe SpA	(29,612)	(269,432)	5.0
		(1,941,965)
Japan
Advance Residence Investment Corp.	(74)	(155,250)	2.9
Ain Holdings, Inc.	(108,900)	(4,186,800)	77.8
Alps Logistics Co. Ltd.	(23,600)	(898,258)	16.7
Anycolor, Inc.	(9,200)	(156,138)	2.9
Aozora Bank Ltd.	(7,400)	(123,021)	2.3
Asahi Yukizai Corp.	(4,500)	(144,033)	2.7
Base Co. Ltd.	(5,100)	(95,725)	1.8
Change Holdings, Inc.	(7,800)	(58,211)	1.1
Chubu Steel Plate Co., Ltd.	(200)	(3,362)	0.1
Colowide Co Ltd.	(59,100)	(813,549)	15.1
CRE Logistics REIT, Inc.	(1,459)	(1,406,533)	26.1
Daiei Kankyo Co. Ltd.	(2,800)	(53,555)	1.0
Enplas Corp.	(6,800)	(344,656)	6.4
Fancl Corp.	(52,800)	(1,022,604)	19.0
First Bank of Toyama Ltd.	(37,500)	(326,378)	6.1
Freee KK	(3,700)	(60,621)	1.1
Frontier Real Estate Investment Corp	(407)	(1,179,856)	21.9
Furuya Metal Co. Ltd.	(30,600)	(930,867)	17.3
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Godo Steel Ltd.	(3,700)	$(120,282)	2.2%
GS Yuasa Corp.	(91,100)	(1,620,967)	30.1
Hokkaido Electric Power Co., Inc.	(667,900)	(4,541,635)	84.4
Iino Kaiun Kaisha Ltd.	(13,400)	(113,240)	2.1
Insource Co. Ltd.	(299,100)	(1,753,921)	32.6
Iwatani Corp.	(13,200)	(837,687)	15.6
J Trust Co. Ltd.	(15,300)	(42,014)	0.8
JVCKenwood Corp.	(128,000)	(784,232)	14.6
Kanto Denka Kogyo Co. Ltd.	(44,700)	(285,666)	5.3
KeePer Technical Laboratory Co. Ltd.	(6,800)	(164,603)	3.1
Keihan Holdings Co. Ltd.	(85,800)	(1,748,944)	32.5
Kohnan Shoji Co. Ltd.	(13,500)	(364,020)	6.8
Kosaido Holdings Co. Ltd.	(72,500)	(260,405)	4.8
Kotobuki Spirits Co. Ltd.	(8,400)	(107,873)	2.0
Mars Group Holdings Corp.	(14,100)	(345,061)	6.4
Mitsui E&S Co. Ltd.	(107,600)	(936,739)	17.4
Money Forward, Inc.	(102,800)	(3,435,156)	63.9
Namura Shipbuilding Co. Ltd.	(199,300)	(2,584,650)	48.0
Nippon Accommodations Fund, Inc.	(44)	(188,276)	3.5
Nomura Micro Science Co. Ltd.	(17,100)	(407,180)	7.6
Prestige International, Inc.	(65,500)	(310,973)	5.8
RENOVA, Inc.	(26,200)	(160,592)	3.0
Ringer Hut Co. Ltd.	(41,100)	(621,846)	11.6
Roland Corp.	(500)	(12,959)	0.2
Ryoyo Ryosan Holdings, Inc.	(1,056)	(20,237)	0.4
Senshu Ikeda Holdings, Inc.	(34,000)	(87,240)	1.6
Seria Co. Ltd.	(2,800)	(65,484)	1.2
Shin Nippon Biomedical Laboratories Ltd.	(14,100)	(117,866)	2.2
Simplex Holdings, Inc.	(139,500)	(2,011,193)	37.4
SUNWELS Co. Ltd.	(27,800)	(471,472)	8.8
Takara Holdings, Inc.	(28,300)	(214,708)	4.0
Tama Home Co. Ltd.	(1,100)	(32,907)	0.6
THK Co. Ltd.	(38,800)	(732,542)	13.6
Tokai Carbon Co. Ltd.	(706,700)	(4,528,893)	84.2
Topcon Corp.	(111,100)	(1,149,116)	21.4
Topre Corp.	(2,800)	(38,421)	0.7
Trial Holdings, Inc.	(3,900)	(71,095)	1.3
Universal Entertainment Corp.	(17,577)	(179,296)	3.3
Yuasa Trading Co. Ltd.	(5,300)	(101,986)	1.9
		(43,530,794)
Netherlands
Alfen NV	(202,854)	(3,750,498)	69.7
AMG Critical Materials NV	(10,504)	(178,691)	3.3
		(3,929,189)
New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	(7,248)	(139,871)	2.6
Mainfreight Ltd.	(6,563)	(291,362)	5.4
Ryman Healthcare Ltd.	(43,961)	(118,830)	2.2
		(550,063)
Norway
Crayon Group Holding ASA	(44,854)	(535,129)	9.9
FLEX LNG Ltd.	(4,796)	(129,013)	2.4
MPC Container Ships ASA	(583,883)	(1,225,002)	22.8
NEL ASA	(235,178)	(126,710)	2.4
		(2,015,854)
Security	Shares	Value	% of Basket Value
Singapore
AEM Holdings Ltd.	(55,045)	$(69,446)	1.3%
Sheng Siong Group Ltd.	(96,500)	(111,143)	2.1
		(180,589)
Spain
Grenergy Renovables SA	(25,362)	(960,681)	17.9
Viscofan SA	(3,565)	(237,706)	4.4
		(1,198,387)
Sweden
Bilia AB, A Shares	(35,148)	(437,474)	8.1
Fabege AB	(599,914)	(5,030,656)	93.5
Hms Networks Ab	(4,704)	(183,004)	3.4
Hufvudstaden AB, A Shares	(37,834)	(458,535)	8.5
Lindab International AB	(14,548)	(359,928)	6.7
Note AB	(4,174)	(55,628)	1.1
Paradox Interactive AB	(12,926)	(185,274)	3.5
Stillfront Group AB	(297,236)	(248,523)	4.6
Vitec Software Group AB, B Shares	(22,744)	(1,189,800)	22.1
		(8,148,822)
Switzerland
Allreal Holding AG, Class N, Registered Shares	(5,301)	(945,043)	17.6
Autoneum Holding AG, Class N	(1)	(157)	0.0
Bossard Holding AG, Registered Shares	(2,205)	(562,011)	10.5
Comet Holding AG, Class N, Registered Shares	(15,092)	(6,047,071)	112.4
Daetwyler Holding AG	(1,581)	(328,898)	6.1
Galenica AG	(44,307)	(3,853,743)	71.6
Garrett Motion, Inc.	(58,583)	(513,187)	9.5
Huber and Suhner AG, Class N, Registered Shares	(14,814)	(1,297,181)	24.1
SKAN Group AG	(1,815)	(163,976)	3.1
Zehnder Group AG	(683)	(43,018)	0.8
		(13,754,285)
United Kingdom
Alpha Financial Markets Consulting PLC	(90,326)	(578,271)	10.8
Alphawave IP Group PLC	(1,088,952)	(2,177,770)	40.5
Auction Technology Group PLC	(34,061)	(222,434)	4.1
Crest Nicholson Holdings plc	(431,226)	(1,470,012)	27.3
Fidelis Insurance Holdings Ltd., Class L	(2,253)	(40,081)	0.8
Ibstock PLC	(174,109)	(410,944)	7.6
Marex Group PLC	(5,990)	(128,066)	2.4
Oxford Nanopore Technologies PLC	(294,403)	(457,192)	8.5
Pennon Group PLC	(160,036)	(1,279,466)	23.8
Travis Perkins PLC	(31,632)	(388,692)	7.2
Victrex PLC	(11,624)	(164,376)	3.1
WH Smith PLC	(54,499)	(927,297)	17.2
		(8,244,601)
United States
Adeia, Inc.	(31,124)	(365,707)	6.8
Altus Power, Inc., Class A	(129,305)	(543,081)	10.1
Apollo Commercial Real Estate Finance, Inc.	(57,655)	(628,440)	11.7
Applied Digital Corp.	(22,049)	(107,158)	2.0
Arhaus, Inc., Class A	(100,363)	(1,524,514)	28.3
Artesian Resources Corp., Class A	(5,103)	(199,885)	3.7
ASGN, Inc.	(16,899)	(1,599,828)	29.7
AST SpaceMobile, Inc., Class A	(41,007)	(848,025)	15.8
Astec Industries, Inc.	(49,057)	(1,721,410)	32.0
Atlas Energy Solutions, Inc.	(111,964)	(2,378,115)	44.2
Bank First Corp.	(12,177)	(1,128,808)	21.0
Bank of Hawaii Corp.	(112,254)	(7,699,502)	143.1

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Berkshire Hills Bancorp, Inc.	(13,991)	$(386,152)	7.2%
Bloomin’ Brands, Inc.	(227,273)	(4,738,642)	88.1
Boston Omaha Corp., Class A	(20,961)	(308,127)	5.7
BRC, Inc., Class A	(23,861)	(136,246)	2.5
BrightView Holdings Inc.	(146,107)	(2,102,480)	39.1
Burford Capital Ltd.	(213,703)	(3,015,349)	56.1
Cactus, Inc., Class A	(2,892)	(182,543)	3.4
Cass Information Systems, Inc.	(1,126)	(48,350)	0.9
CBIZ, Inc.	(8,356)	(579,906)	10.8
Certara, Inc.	(22,016)	(343,670)	6.4
Cinemark Holdings, Inc.	(268,802)	(6,338,351)	117.8
Coastal Financial Corp.	(1,238)	(65,243)	1.2
Coeur Mining, Inc.	(86,391)	(560,678)	10.4
Columbia Financial, Inc.	(6,735)	(121,297)	2.3
Conduent, Inc.	(37,006)	(150,984)	2.8
Core Laboratories, Inc.	(20,243)	(495,751)	9.2
Cracker Barrel Old Country Store, Inc.	(4,179)	(191,524)	3.6
Cricut, Inc., Class A	(10,844)	(67,341)	1.3
Cytek Biosciences, Inc.	(13,924)	(93,430)	1.7
DiamondRock Hospitality Co.	(275,714)	(2,269,126)	42.2
Distribution Solutions Group, Inc.	(3,135)	(105,806)	2.0
Eastern Bankshares, Inc.	(27,417)	(456,219)	8.5
Eastman Kodak Co.	(97,150)	(564,442)	10.5
Embecta Corp.	(28,857)	(452,189)	8.4
Empire State Realty Trust, Inc.	(350,954)	(3,779,775)	70.3
Enfusion, Inc., Class A	(25,260)	(239,465)	4.4
Enliven Therapeutics, Inc.	(28,086)	(740,909)	13.8
Equity Bancshares, Inc., Class A	(15,142)	(613,251)	11.4
Excelerate Energy, Inc., Class A	(8,522)	(171,548)	3.2
F&G Annuities & Life, Inc.	(5,253)	(226,562)	4.2
Federal Agricultural Mortgage Corp., Class C	(4,622)	(953,149)	17.7
First Community Bankshares, Inc.	(4,235)	(189,643)	3.5
Forward Air Corp.	(6,037)	(153,098)	2.8
GeneDx Holdings Corp., Class A	(2,334)	(76,368)	1.4
Global Medical REIT, Inc.	(50,501)	(482,285)	9.0
GMS, Inc.	(6,453)	(620,972)	11.5
Great Southern Bancorp, Inc.	(3,990)	(249,814)	4.6
Hawaiian Electric Industries, Inc.	(155,025)	(2,567,214)	47.7
Hawkins, Inc.	(4,074)	(423,289)	7.9
Herbalife Ltd.	(320,881)	(3,940,419)	73.2
Hertz Global Holdings, Inc.	(571,962)	(2,333,605)	43.4
HighPeak Energy, Inc.	(15,141)	(254,520)	4.7
Inari Medical, Inc.	(130,365)	(6,069,794)	112.8
Innodata Inc.	(1,059)	(20,492)	0.4
International Bancshares Corp.	(17,390)	(1,172,782)	21.8
IonQ, Inc.	(30,536)	(248,868)	4.6
Ivanhoe Electric, Inc.	(118,395)	(1,174,478)	21.8
Kinetik Holdings, Inc., Class A	(151,196)	(6,271,610)	116.6
Legacy Housing Corp.	(4,095)	(116,626)	2.2
Loar Holdings, Inc.	(10,061)	(628,812)	11.7
LXP Industrial Trust	(363,540)	(3,744,462)	69.6
Madison Square Garden Sports Corp., Class A	(62,572)	(12,540,055)	233.1
Marten Transport Ltd.	(23,089)	(434,304)	8.1
MaxCyte, Inc.	(67,914)	(325,987)	6.1
MeridianLink, Inc.	(23,565)	(556,841)	10.3
Mission Produce, Inc.	(5,380)	(60,471)	1.1
Montauk Renewables, Inc.	(15,249)	(90,579)	1.7
Movado Group, Inc.	(5,623)	(145,636)	2.7
NB Bancorp, Inc.	(25,739)	(492,130)	9.1
NBT Bancorp, Inc.	(4,144)	(203,139)	3.8
Novanta, Inc.	(6,624)	(1,200,136)	22.3
Nu Skin Enterprises, Inc., Class A	(18,048)	(202,499)	3.8
Security	Shares	Value	% of Basket Value
United States (continued)
O-I Glass, Inc.	(614,693)	$(8,212,298)	152.7%
OneWater Marine, Inc., Class A	(13,442)	(331,749)	6.2
Park National Corp.	(2,574)	(455,495)	8.5
Paysafe Ltd.	(102,359)	(2,148,515)	39.9
Peakstone Realty Trust	(6,551)	(88,963)	1.7
Photronics, Inc.	(55,852)	(1,419,199)	26.4
Pitney Bowes, Inc.	(146,883)	(969,428)	18.0
PolyPeptide Group AG	(10,823)	(361,603)	6.7
PureCycle Technologies, Inc.	(72,757)	(560,956)	10.4
QuantumScape Corp., Class A	(167,339)	(1,081,010)	20.1
Ready Capital Corp.	(83,896)	(778,555)	14.5
Red Rock Resorts, Inc., Class A	(77,683)	(4,427,931)	82.3
Redfin Corp.	(20,072)	(163,386)	3.0
Reliance Worldwide Corp. Ltd.	(1,276,023)	(4,301,243)	80.0
S&T Bancorp, Inc.	(11,142)	(494,482)	9.2
Sally Beauty Holdings, Inc.	(84,077)	(962,682)	17.9
ScanSource, Inc.	(96,450)	(5,020,222)	93.3
Selective Insurance Group, Inc.	(121,799)	(11,000,886)	204.5
Six Flags Entertainment Corp.	(45,538)	(2,168,975)	40.3
Sprinklr, Inc., Class A	(318,617)	(3,132,005)	58.2
Sprout Social, Inc., Class A	(12,256)	(478,842)	8.9
Stellar Bancorp, Inc.	(7,055)	(193,307)	3.6
Steven Madden Ltd.	(20,963)	(950,462)	17.7
Sunnova Energy International, Inc.	(101,286)	(716,092)	13.3
TI Fluid Systems PLC	(137,475)	(232,817)	4.3
Titan Machinery, Inc.	(59,877)	(1,067,607)	19.8
Towne Bank	(8,018)	(266,518)	5.0
Triumph Financial, Inc.	(944)	(85,649)	1.6
Triumph Group, Inc.	(58,445)	(957,914)	17.8
Udemy, Inc.	(109,013)	(1,007,280)	18.7
UFP Technologies, Inc.	(766)	(246,338)	4.6
United States Cellular Corp.	(72,834)	(3,914,827)	72.8
Uranium Energy Corp.	(256,332)	(1,520,049)	28.3
Vertex, Inc., Class A	(85,196)	(3,378,021)	62.8
Westrock Coffee Co.	(143,788)	(1,423,501)	26.5
White Mountains Insurance Group Ltd.	(748)	(1,335,928)	24.8
XPEL, Inc.	(5,030)	(205,576)	3.8
Xponential Fitness, Inc., Class A	(206,447)	(3,544,695)	65.9
		(165,838,912)
Total Reference Entity — Short		(298,244,956)
Net Value of Reference Entity — BNP Paribas SA		$(5,379,448)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates 08/09/24 — 08/19/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	351,339	$2,388,335	(25.5)%
Aristocrat Leisure Ltd.	60,978	2,171,676	(23.1)
Flight Centre Travel Group Ltd., Class L	82,438	1,200,288	(12.8)
Glencore PLC	40,671	225,677	(2.4)
Qantas Airways Ltd.	249,763	1,058,112	(11.3)
Worley Ltd.	82,204	815,376	(8.7)
		7,859,464
Austria
BAWAG Group AG	30,582	2,233,402	(23.8)
Belgium
Groupe Bruxelles Lambert NV	99,515	7,426,714	(79.1)
Liberty Global, Ltd., Class C	175,629	3,531,899	(37.6)
Sofina SA	2,730	645,037	(6.9)
Warehouses De Pauw CVA	37,371	1,012,349	(10.8)
		12,615,999
Brazil
Wheaton Precious Metals Corp.	19,906	1,190,193	(12.7)
Canada
Algonquin Power & Utilities Corp.	135,630	846,797	(9.0)
ARC Resources Ltd.	49,049	848,717	(9.0)
B2Gold Corp.	19,065	57,168	(0.6)
Bank of Nova Scotia	16,023	748,200	(8.0)
Barrick Gold Corp.	118,845	2,201,901	(23.5)
Element Fleet Management Corp.	7,449	142,490	(1.5)
Empire Co., Ltd., Class A	56,073	1,482,392	(15.8)
FirstService Corp.	14,163	2,469,459	(26.3)
Imperial Oil Ltd.	46,013	3,296,379	(35.1)
Keyera Corp.	44,884	1,266,238	(13.5)
Magna International, Inc.	153,496	6,811,792	(72.6)
MEG Energy Corp.	158,082	3,275,795	(34.9)
Northland Power Inc.	3,322	55,557	(0.6)
Power Corp. of Canada	180,830	5,233,743	(55.8)
Restaurant Brands International, Inc.	20,813	1,457,279	(15.5)
Stantec, Inc.	32,260	2,838,478	(30.2)
Suncor Energy, Inc.	98,585	3,937,259	(42.0)
TELUS Corp.	427,731	6,905,533	(73.6)
TFI International, Inc.	7,011	1,091,322	(11.6)
Thomson Reuters Corp.	14,318	2,320,394	(24.7)
Toronto-Dominion Bank	27,313	1,612,885	(17.2)
West Fraser Timber Co. Ltd.	5,469	484,967	(5.2)
Whitecap Resources, Inc.	112,991	870,767	(9.3)
		50,255,512
Chile
Antofagasta PLC	13,768	358,507	(3.8)
Denmark
DSV A/S	3,847	705,712	(7.5)
Genmab A/S	3,469	979,894	(10.5)
Orsted A/S	1,474	87,856	(0.9)
		1,773,462
Security	Shares	Value	% of Basket Value
France
Aeroports de Paris SA	11,689	$1,535,775	(16.4)%
Alstom SA	36,213	709,507	(7.6)
Bouygues SA	216,937	7,489,966	(79.8)
Danone SA	375,080	24,367,090	(259.6)
Dassault Aviation SA	65	13,087	(0.1)
Eiffage SA	58,070	5,779,226	(61.6)
Eurazeo SE	7,724	607,687	(6.5)
Exosens SAS	80,786	1,836,044	(19.6)
Gaztransport Et Technigaz SA	2,873	423,322	(4.5)
Hermes International SCA	6,280	13,723,901	(146.2)
Rexel SA	11,165	283,668	(3.0)
Valeo SE	252,315	2,883,244	(30.7)
Veolia Environnement SA	111,946	3,516,638	(37.5)
		63,169,155
Germany
Commerzbank AG	352,104	5,740,166	(61.2)
Douglas AG	293,023	6,110,982	(65.1)
Evonik Industries AG	76,907	1,557,497	(16.6)
Heidelberg Materials AG	13,812	1,438,923	(15.3)
HUGO BOSS AG, Ordinary Shares	8,230	327,064	(3.5)
K&S AG, Class N, Registered Shares	38,998	502,398	(5.3)
KION Group AG	5,971	236,152	(2.5)
LANXESS AG	20,344	531,113	(5.7)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	1,960	965,348	(10.3)
Nemetschek SE	8,097	773,394	(8.2)
RWE AG	33,186	1,238,531	(13.2)
Sirius Real Estate Ltd.	738,852	900,734	(9.6)
		20,322,302
Hong Kong
AIA Group Ltd.	99,000	662,197	(7.0)
Swire Properties Ltd.	266,000	420,101	(4.5)
		1,082,298
Israel
Nova Ltd.	5,483	1,132,075	(12.1)
Wix.com Ltd.	13,218	2,061,017	(21.9)
		3,193,092
Italy
A2A SpA	946,035	2,003,769	(21.3)
Ferrari NV	1,357	558,504	(6.0)
Infrastrutture Wireless Italiane SpA	7,830	87,126	(0.9)
Mediobanca Banca di Credito Finanziario SpA	6,662	108,146	(1.2)
Moncler SpA	14,859	885,984	(9.4)
Recordati Industria Chimica e Farmaceutica SpA	3,097	168,610	(1.8)
		3,812,139
Japan
Aeon Co. Ltd.	19,700	449,487	(4.8)
Amada Co. Ltd.	38,600	453,315	(4.8)
Asahi Kasei Corp.	95,400	687,955	(7.3)
Astellas Pharma, Inc.	229,100	2,657,090	(28.3)
Astroscale Holdings, Inc.	100,700	488,695	(5.2)
Credit Saison Co. Ltd.	31,900	739,416	(7.9)
Disco Corp.	500	167,198	(1.8)
DMG Mori Co. Ltd.	25,200	641,202	(6.8)
Eisai Co., Ltd.	3,300	125,849	(1.3)
Honda Motor Co. Ltd.	356,200	3,805,845	(40.6)
Horiba Ltd.	400	31,658	(0.3)
Hulic Co. Ltd.	130,500	1,273,824	(13.6)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
J Front Retailing Co. Ltd.	79,500	$963,006	(10.3)%
Japan Post Holdings Co. Ltd.	261,700	2,771,523	(29.5)
JGC Holdings Corp.	80,400	682,813	(7.3)
Kakaku.com, Inc.	172,700	2,414,257	(25.7)
Kirin Holdings Co. Ltd.	104,100	1,471,721	(15.7)
Komatsu Ltd.	22,300	633,935	(6.8)
Kyowa Kirin Co. Ltd.	41,600	877,452	(9.4)
Lixil Corp.	80,600	933,039	(9.9)
Mitsubishi Chemical Group Corp.	144,500	853,452	(9.1)
Mitsubishi Electric Corp.	130,400	2,172,694	(23.2)
Mitsui Fudosan Co. Ltd.	235,800	2,442,855	(26.0)
Mizuho Financial Group, Inc.	309,900	7,084,359	(75.5)
Nikon Corp.	70,700	812,035	(8.7)
Nintendo Co. Ltd.	88,000	4,862,738	(51.8)
Nippon Express Holdings, Inc.	12,800	633,355	(6.8)
Nissan Motor Co. Ltd.	212,900	675,771	(7.2)
Nomura Holdings, Inc.	316,900	1,953,881	(20.8)
Nomura Research Institute Ltd.	83,000	2,562,350	(27.3)
Obayashi Corp.	152,100	1,996,970	(21.3)
Obic Co. Ltd.	8,900	1,357,099	(14.5)
Ono Pharmaceutical Co. Ltd.	118,600	1,749,626	(18.6)
Oracle Corp. Japan	3,500	285,702	(3.0)
Otsuka Corp.	129,100	2,861,860	(30.5)
Otsuka Holdings Co. Ltd.	4,600	234,454	(2.5)
Panasonic Holdings Corp.	34,200	280,138	(3.0)
Rakuten Group, Inc.	993,900	5,830,888	(62.1)
Resona Holdings, Inc.	31,600	226,602	(2.4)
Shimizu Corp.	294,700	1,852,173	(19.7)
Sony Group Corp.	5,000	444,094	(4.7)
Square Enix Holdings Co. Ltd.	3,600	121,579	(1.3)
Sumitomo Corp.	123,600	3,071,156	(32.7)
Sumitomo Mitsui Financial Group, Inc.	144,900	10,463,652	(111.5)
Sumitomo Mitsui Trust Holdings, Inc.	281,100	7,105,318	(75.7)
TIS, Inc.	9,100	194,935	(2.1)
Tokyo Electron Ltd.	85,900	17,974,347	(191.5)
Tokyo Tatemono Co. Ltd.	153,400	2,676,003	(28.5)
Tosoh Corp.	7,400	100,665	(1.1)
		105,150,031
Luxembourg
ArcelorMittal SA	157,036	3,575,817	(38.1)
Macau
Galaxy Entertainment Group Ltd., Class L	30,000	126,118	(1.3)
Netherlands
Aegon Ltd.	432,398	2,798,157	(29.8)
ASML Holding NV	5,708	5,315,126	(56.6)
Redcare Pharmacy NV	2,708	405,397	(4.3)
Wolters Kluwer NV, Class C	38,031	6,366,742	(67.9)
		14,885,422
New Zealand
Xero Ltd.	7,708	702,331	(7.5)
Norway
Equinor ASA	161,853	4,285,899	(45.7)
Gjensidige Forsikring ASA	19,520	330,235	(3.5)
		4,616,134
Security	Shares	Value	% of Basket Value
Puerto Rico
Liberty Latin America Ltd., Class A	2	$21	(0.0)%
Popular, Inc.	857	87,954	(0.9)
		87,975
Saudi Arabia
Dr Soliman Abdel Kader Fakeeh Hospital Co.	73,138	1,159,869	(12.4)
Singapore
Sea Ltd., ADR	78,095	5,130,841	(54.7)
Spain
Bankinter SA	4,059	34,670	(0.4)
Industria de Diseno Textil SA	157,530	7,654,203	(81.6)
Repsol SA	385,932	5,504,517	(58.6)
		13,193,390
Switzerland
ABB Ltd., Class N, Registered Shares	44,703	2,481,312	(26.5)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	498	6,241,733	(66.5)
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	6	742,970	(7.9)
		9,466,015
United Kingdom
British Land Co. PLC	719,213	3,812,043	(40.6)
Drax Group PLC	126,764	1,060,333	(11.3)
easyJet PLC	238,802	1,383,440	(14.7)
Hammerson PLC	45	17	(0.0)
IMI PLC	50,276	1,224,568	(13.1)
Informa PLC	759,416	8,486,607	(90.4)
J Sainsbury PLC	1,536,313	5,448,068	(58.1)
Johnson Matthey PLC	232,751	4,904,103	(52.3)
Just Eat Takeaway.com NV	129,794	1,654,144	(17.6)
Land Securities Group PLC	99,228	811,428	(8.6)
Marks & Spencer Group PLC	743,292	3,139,332	(33.5)
Moneysupermarket.com Group PLC	3	9	(0.0)
Smiths Group PLC	264,857	6,083,542	(64.8)
Spectris PLC	37,758	1,481,142	(15.8)
Tesco PLC	2,725,574	11,623,128	(123.8)
Whitbread PLC	19,437	728,304	(7.8)
		51,840,208
United States
Academy Sports & Outdoors, Inc.	18,131	980,343	(10.4)
Adobe, Inc.	266	146,739	(1.6)
Advanced Drainage Systems, Inc.	16,633	2,944,706	(31.4)
AECOM	71,164	6,448,170	(68.7)
AES Corp.	30,291	538,877	(5.7)
Agilent Technologies, Inc.	2,403	339,784	(3.6)
Alaska Air Group, Inc.	42,611	1,599,191	(17.0)
Alcoa Corp.	35,962	1,188,185	(12.7)
Align Technology, Inc.	10,279	2,383,495	(25.4)
Alkermes PLC	59,250	1,618,710	(17.2)
Alnylam Pharmaceuticals, Inc.	1,341	318,434	(3.4)
Alphabet, Inc., Class A	72,459	12,429,617	(132.4)
Amdocs Ltd.	8,567	749,356	(8.0)
AMETEK, Inc.	8,914	1,546,401	(16.5)
Amgen, Inc.	974	323,826	(3.4)
Aon PLC, Class A	1,824	599,202	(6.4)
Atlassian Corp., Class A	32,138	5,674,607	(60.5)
Automatic Data Processing, Inc.	1,522	399,708	(4.3)
AutoNation, Inc.	7,489	1,428,302	(15.2)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
AvalonBay Communities, Inc.	1,275	$261,273	(2.8)%
Avnet, Inc.	7,138	383,739	(4.1)
Box, Inc., Class A	43,048	1,210,510	(12.9)
Boyd Gaming Corp.	18,054	1,098,947	(11.7)
Builders FirstSource, Inc.	30,786	5,152,653	(54.9)
CACI International, Inc., Class A	11,489	5,301,944	(56.5)
Camden Property Trust	16,386	1,814,750	(19.3)
Cardinal Health, Inc.	81,633	8,231,055	(87.7)
Carnival Corp.	127,755	2,128,398	(22.7)
Carnival PLC	52,293	803,460	(8.6)
CBRE Group, Inc., Class A	154,365	17,398,479	(185.4)
Cencora, Inc.	862	205,053	(2.2)
Chemed Corp.	4,971	2,834,265	(30.2)
Ciena Corp.	16,110	849,641	(9.0)
Cirrus Logic, Inc.	30,203	3,940,887	(42.0)
Citizens Financial Group, Inc.	143,932	6,141,578	(65.4)
CME Group, Inc., Class A	20,743	4,018,127	(42.8)
Cognex Corp.	1,028	51,009	(0.5)
Credit Acceptance Corp.	3,285	1,888,547	(20.1)
Crimson Wine Group Ltd.	1	6	(0.0)
D.R. Horton, Inc.	43,079	7,751,204	(82.6)
DENTSPLY SIRONA, Inc.	106,178	2,881,671	(30.7)
Devon Energy Corp.	133,055	6,257,577	(66.7)
Dillard’s, Inc., Class A	1,602	638,541	(6.8)
DoorDash, Inc., Class A	12,468	1,380,457	(14.7)
Dynatrace, Inc.	20,918	918,719	(9.8)
EMCOR Group, Inc.	10,758	4,038,984	(43.0)
EOG Resources, Inc.	86,508	10,969,214	(116.9)
Estee Lauder Cos, Inc., Class A	9,977	993,809	(10.6)
Exact Sciences Corp.	26,157	1,194,852	(12.7)
Exelixis, Inc.	37,440	877,968	(9.4)
First American Financial Corp.	14,241	862,720	(9.2)
Flex Ltd.	58,006	1,864,893	(19.9)
Flowserve Corp.	32,204	1,627,912	(17.3)
Fox Corp., Class A	54,100	2,057,964	(21.9)
Franklin Resources, Inc.	11,428	261,358	(2.8)
Gap, Inc.	245,096	5,754,854	(61.3)
Gartner, Inc.	239	119,784	(1.3)
GFL Environmental, Inc.	64,346	2,496,661	(26.6)
Graco, Inc.	33,541	2,852,662	(30.4)
H&R Block, Inc.	29,048	1,683,041	(17.9)
Halozyme Therapeutics, Inc.	9,103	503,032	(5.4)
Helmerich & Payne, Inc.	46,822	1,892,545	(20.2)
HP, Inc.	61,980	2,236,858	(23.8)
IDEXX Laboratories, Inc.	528	251,391	(2.7)
Incyte Corp.	13,097	852,222	(9.1)
Invesco Ltd.	137,441	2,372,232	(25.3)
Ionis Pharmaceuticals, Inc.	40,084	1,982,555	(21.1)
ITT, Inc.	6,539	925,007	(9.9)
Jack Henry & Associates, Inc.	17,776	3,048,229	(32.5)
James Hardie Industries PLC, CDI	81,549	2,929,536	(31.2)
Jones Lang LaSalle, Inc.	7,493	1,879,994	(20.0)
KeyCorp	152,434	2,458,760	(26.2)
Lamar Advertising Co., Class A	8,361	1,002,149	(10.7)
Louisiana-Pacific Corp.	26,869	2,637,461	(28.1)
Manhattan Associates, Inc.	24,503	6,257,576	(66.7)
Marathon Petroleum Corp.	27,126	4,801,845	(51.2)
Marsh & McLennan Cos., Inc.	13,676	3,043,867	(32.4)
Masco Corp.	17,359	1,351,398	(14.4)
Mettler-Toledo International, Inc.	2,277	3,463,385	(36.9)
Security	Shares	Value	% of Basket Value
United States (continued)
MGM Resorts International	59,471	$2,555,469	(27.2)%
Mosaic Co.	217,055	6,461,727	(68.8)
Murphy USA, Inc.	2,482	1,253,211	(13.3)
NetApp, Inc.	78,784	10,003,992	(106.6)
Neurocrine Biosciences, Inc.	15,426	2,183,859	(23.3)
Northrop Grumman Corp.	38,395	18,595,466	(198.1)
NRG Energy, Inc.	24,592	1,848,581	(19.7)
Nutanix, Inc., Class A	11,235	567,480	(6.0)
NVR, Inc.	415	3,572,104	(38.1)
OGE Energy Corp.	12,486	484,082	(5.2)
Oshkosh Corp.	41,762	4,537,441	(48.3)
Otis Worldwide Corp.	55,310	5,226,795	(55.7)
Paramount Global, Class B	142,124	1,623,056	(17.3)
Penske Automotive Group, Inc.	22,661	3,945,507	(42.0)
Philip Morris International, Inc.	3,945	454,306	(4.8)
PNC Financial Services Group, Inc.	847	153,392	(1.6)
Pool Corp.	1,300	486,252	(5.2)
Post Holdings, Inc.	18,454	2,018,129	(21.5)
Primo Water Corp.	45,167	990,916	(10.6)
Qualys, Inc.	8,484	1,265,304	(13.5)
Reinsurance Group of America, Inc.	24,083	5,429,031	(57.8)
Republic Services, Inc., Class A	2,108	409,627	(4.4)
ResMed, Inc.	24,696	5,266,422	(56.1)
Roche Holding AG	682	239,867	(2.6)
Ross Stores, Inc.	3,365	481,969	(5.1)
Royal Caribbean Cruises Ltd.	1,232	193,079	(2.1)
RPM International, Inc.	25,312	3,074,396	(32.8)
RTX Corp.	29,220	3,433,058	(36.6)
Sarepta Therapeutics, Inc.	17,926	2,549,794	(27.2)
Service Corp. International	55,515	4,436,204	(47.3)
ServiceNow, Inc.	34,888	28,412,438	(302.7)
Silicon Laboratories, Inc.	6,752	811,118	(8.6)
Simon Property Group, Inc.	29,287	4,493,797	(47.9)
Spotify Technology SA	12,396	4,263,480	(45.4)
SS&C Technologies Holdings, Inc.	150,852	11,004,653	(117.3)
TD SYNNEX Corp.	11,453	1,364,854	(14.5)
TE Connectivity Ltd.	14,994	2,314,024	(24.7)
Teradyne, Inc.	8,629	1,131,780	(12.1)
Toll Brothers, Inc.	66,252	9,454,823	(100.7)
TransUnion	59,034	5,328,409	(56.8)
Trex Co., Inc.	26,668	2,230,245	(23.8)
TriNet Group, Inc.	1,603	167,113	(1.8)
UGI Corp.	151,957	3,765,494	(40.1)
Union Pacific Corp.	38,754	9,561,774	(101.9)
United Therapeutics Corp.	4,745	1,486,561	(15.8)
Unum Group	1,618	93,084	(1.0)
Valero Energy Corp.	12,127	1,961,178	(20.9)
Varonis Systems, Inc., Class B	33,320	1,836,932	(19.6)
VeriSign, Inc.	34,183	6,392,563	(68.1)
Vulcan Materials Co.	810	222,353	(2.4)
Waste Management, Inc.	61,716	12,507,365	(133.3)
Watsco, Inc.	2,792	1,366,656	(14.6)
Westinghouse Air Brake Technologies Corp.	13,649	2,199,536	(23.4)
Westlake Corp.	23,315	3,447,356	(36.7)
ZipRecruiter, Inc., Class C	8,622	419,891	(4.5)
Zoetis, Inc.	33,227	1,716,839	(18.3)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Zoom Video Communications, Inc., Class A	14,133	$2,544,505	(27.1)%
Zumiez, Inc.	5,689	1,020,322	(10.9)
		422,006,520
Total Reference Entity — Long		799,806,196
Reference Entity — Short
Common Stocks
Australia
NEXTDC Ltd.	(188,801)	(2,079,120)	22.2
Pilbara Minerals Ltd.	(1,185,368)	(2,291,155)	24.4
Reece Ltd.	(17,295)	(313,410)	3.3
Woodside Energy Group Ltd.	(1)	(18)	0.0
		(4,683,703)
Belgium
Elia Group SA/NV	(12,862)	(1,335,850)	14.2
Bermuda
RenaissanceRe Holdings Ltd.	(3,274)	(759,273)	8.1
Cameroon, United Republic Of
Golar LNG Ltd.	(150,303)	(5,245,575)	55.9
Canada
Agnico Eagle Mines Ltd.	(19,903)	(1,535,702)	16.4
Air Canada	(188,894)	(2,176,731)	23.2
Cameco Corp.	(362,046)	(16,478,449)	175.6
Canadian National Railway Co.	(10,339)	(1,196,887)	12.8
Canadian Pacific Kansas City Ltd.	(806,384)	(67,622,598)	720.5
Fairfax Financial Holdings Ltd.	(6)	(7,076)	0.1
Fortis Inc/Canada	(53,531)	(2,237,938)	23.8
Manulife Financial Corp.	(29,141)	(776,305)	8.3
Methanex Corp.	(10,411)	(506,128)	5.4
Nexgen Energy Ltd.	(147,748)	(984,523)	10.5
Onex Corp.	(945)	(64,757)	0.7
Pan American Silver Corp.	(223,881)	(5,146,839)	54.8
Quebecor, Inc., Class B	(23,096)	(510,215)	5.4
RB Global, Inc.	(94,589)	(7,535,468)	80.3
RioCan Real Estate Investment Trust	(224,113)	(2,902,358)	30.9
Rogers Communications, Inc., Class B	(305,369)	(11,808,678)	125.8
Sun Life Financial, Inc.	(31,840)	(1,580,642)	16.8
TMX Group Ltd.	(87,573)	(2,661,473)	28.4
		(125,732,767)
Denmark
Danske Bank A/S	(525,054)	(16,057,456)	171.1
Zealand Pharma A/S	(13,409)	(1,806,476)	19.3
		(17,863,932)
Finland
Kesko OYJ, B Shares	(36,422)	(658,827)	7.0
Neste OYJ	(20,961)	(423,052)	4.5
Orion OYJ, Class B	(18,591)	(854,501)	9.1
		(1,936,380)
France
Biomerieux	(6,229)	(657,324)	7.0
Bollore SE	(332,840)	(2,071,875)	22.1
Cie de Saint-Gobain	(28,839)	(2,473,975)	26.4
Covivio SA	(433)	(22,290)	0.2
EssilorLuxottica SA	(23,578)	(5,395,582)	57.5
Ipsen SA	(6,390)	(717,470)	7.6
Security	Shares	Value	% of Basket Value
France (continued)
Renault SA	(57,236)	$(2,773,779)	29.6%
Safran SA	(1,072)	(235,510)	2.5
Sartorius Stedim Biotech	(11,050)	(2,205,034)	23.5
		(16,552,839)
Germany
Deutsche Post AG, Class N	(41,704)	(1,860,229)	19.8
Vonovia SE	(116,652)	(3,576,574)	38.1
		(5,436,803)
Hong Kong
CK Infrastructure Holdings Ltd.	(68,000)	(453,543)	4.8
CLP Holdings Ltd.	(203,500)	(1,746,562)	18.6
Henderson Land Development Co. Ltd.	(130,000)	(365,147)	3.9
HKT Trust & HKT Ltd., Class SS	(2,459,000)	(2,978,248)	31.7
Hong Kong & China Gas Co. Ltd.	(460,000)	(374,841)	4.0
Power Assets Holdings Ltd.	(155,500)	(991,075)	10.6
Sino Land Co. Ltd.	(651,107)	(673,478)	7.2
Techtronic Industries Co. Ltd.	(7,500)	(96,050)	1.0
		(7,678,944)
Ireland
Aercap Holdings NV	(59,646)	(5,603,742)	59.7
Israel
Azrieli Group Ltd.	(16,475)	(1,011,193)	10.8
Bank Hapoalim BM	(121,752)	(1,117,237)	11.9
Bank Leumi Le-Israel BM	(119,886)	(1,033,116)	11.0
Global-e Online Ltd.	(19,236)	(660,180)	7.0
Israel Discount Bank Ltd., Class A	(89,781)	(458,333)	4.9
JFrog Ltd.	(5,486)	(211,540)	2.3
Mobileye Global, Inc., Class A	(433)	(9,093)	0.1
		(4,500,692)
Italy
DiaSorin SpA	(3,625)	(395,382)	4.2
Leonardo SpA	(19,194)	(457,304)	4.9
Nexi SpA	(17,272)	(106,010)	1.1
Ryanair Holdings PLC	(89,417)	(1,422,973)	15.2
		(2,381,669)
Japan
Bridgestone Corp.	(3,500)	(142,708)	1.5
Harmonic Drive Systems, Inc.	(2,600)	(71,453)	0.8
Ibiden Co. Ltd.	(16,300)	(631,823)	6.7
Japan Petroleum Exploration Co. Ltd.	(800)	(32,986)	0.4
Japan Real Estate Investment Corp.	(145)	(502,933)	5.4
Keisei Electric Railway Co. Ltd.	(9,200)	(275,163)	2.9
Kikkoman Corp.	(51,500)	(644,468)	6.9
Kintetsu Group Holdings Co. Ltd., Class L	(23,900)	(553,528)	5.9
Kyushu Electric Power Co., Inc.	(56,400)	(595,334)	6.3
Kyushu Railway Co.	(53,100)	(1,417,355)	15.1
MatsukiyoCocokara & Co.	(11,700)	(190,802)	2.0
Mercari, Inc.	(9,600)	(143,925)	1.5
MinebeaMitsumi, Inc.	(3,200)	(76,974)	0.8
Nippon Building Fund, Inc.	(155)	(598,184)	6.4
Nippon Sanso Holdings Corp.	(30,200)	(986,988)	10.5
Nissan Chemical Corp.	(42,900)	(1,384,209)	14.8
Rohto Pharmaceutical Co. Ltd.	(1,700)	(39,931)	0.4
Rorze Corp.	(2,000)	(325,273)	3.5
Secom Co. Ltd.	(6,400)	(408,658)	4.4
SG Holdings Co. Ltd.	(125,100)	(1,272,098)	13.6
Sharp Corp.	(18,200)	(105,993)	1.1
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
SMC Corp.	(1,200)	$(583,878)	6.2%
SUMCO Corp.	(131,600)	(2,163,555)	23.1
Tokyo Gas Co. Ltd.	(14,100)	(308,926)	3.3
Tokyo Seimitsu Co. Ltd.	(1,400)	(96,504)	1.0
Toyo Suisan Kaisha Ltd.	(300)	(20,144)	0.2
West Japan Railway Co.	(19,800)	(389,803)	4.2
Yamato Holdings Co. Ltd.	(26,500)	(321,845)	3.4
Yokohama Rubber Co. Ltd.	(15,400)	(350,032)	3.7
		(14,635,473)
Netherlands
EXOR NV	(3,916)	(401,438)	4.3
Heineken Holding NV	(31,537)	(2,323,976)	24.7
Heineken NV	(16,891)	(1,498,920)	16.0
IMCD NV	(4,295)	(617,593)	6.6
JDE Peet’s NV	(64,800)	(1,424,997)	15.2
		(6,266,924)
Portugal
Banco Comercial Portugues SA, R Shares	(7,081,992)	(2,985,432)	31.8
Singapore
CapitaLand Ascendas REIT	(766,100)	(1,564,038)	16.7
Capitaland Investment Ltd.	(12,600)	(25,547)	0.3
Genting Singapore Ltd.	(171,900)	(109,235)	1.2
Keppel Corp. Ltd.	(18,400)	(91,574)	1.0
Mapletree Logistics Trust	(6,000)	(5,817)	0.0
Oversea-Chinese Banking Corp. Ltd.	(331,600)	(3,690,922)	39.3
Singapore Exchange Ltd.	(38,000)	(280,170)	3.0
Singapore Technologies Engineering Ltd.	(154,300)	(510,853)	5.4
		(6,278,156)
Spain
Amadeus IT Group SA	(28,197)	(1,857,078)	19.8
Switzerland
Bachem Holding AG, Class N	(1,259)	(112,985)	1.2
EMS-Chemie Holding AG, Registered Shares	(3,723)	(3,113,306)	33.2
Geberit AG, Class N, Registered Shares	(2,498)	(1,590,392)	16.9
On Holding AG, Class A	(51,635)	(2,138,722)	22.8
SIG Group AG	(21,847)	(458,789)	4.9
Straumann Holding AG, Registered Shares	(24,327)	(3,137,008)	33.4
Swatch Group AG	(2,774)	(571,319)	6.1
Swiss Life Holding AG, Class N, Registered Shares	(10,848)	(8,306,465)	88.5
Swisscom AG, Class N, Registered Shares	(7,806)	(4,777,600)	50.9
		(24,206,586)
Thailand
Fabrinet	(2,858)	(630,360)	6.7
Turkey
Eldorado Gold Corp.	(62,940)	(1,067,197)	11.4
United Kingdom
Barclays PLC	(5,012,134)	(14,987,813)	159.7
Howden Joinery Group PLC	(14,148)	(171,052)	1.8
JD Sports Fashion PLC	(1,009,286)	(1,707,555)	18.2
Lloyds Banking Group PLC	(8,784,134)	(6,710,638)	71.5
Persimmon PLC	(92,636)	(1,889,059)	20.1
Reckitt Benckiser Group PLC	(73,641)	(3,961,418)	42.2
Rentokil Initial PLC	(699,673)	(4,272,312)	45.5
Smith & Nephew PLC	(988,568)	(14,248,055)	151.8
Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Unilever PLC	(492,311)	$(30,254,812)	322.4%
UNITE Group PLC/The	(616,016)	(7,550,653)	80.5
Vistry Group PLC	(20,483)	(364,830)	3.9
		(86,118,197)
United States
AeroVironment, Inc.	(35,400)	(6,320,316)	67.3
Aflac, Inc.	(47,254)	(4,507,087)	48.0
Agree Realty Corp.	(10,034)	(692,045)	7.4
Air Lease Corp., Class A	(44,598)	(2,212,953)	23.6
Albemarle Corp.	(14,107)	(1,321,403)	14.1
Alcon, Inc.	(11,966)	(1,132,995)	12.1
Alight, Inc., Class A	(314,350)	(2,379,629)	25.4
Alliant Energy Corp.	(273,837)	(15,241,767)	162.4
Amcor PLC	(118,333)	(1,246,046)	13.3
American Electric Power Co., Inc.	(42,417)	(4,161,956)	44.3
Americold Realty Trust, Inc.	(14,678)	(438,725)	4.7
Amkor Technology, Inc.	(47,924)	(1,565,198)	16.7
Annaly Capital Management, Inc.	(735,768)	(14,649,141)	156.1
Antero Midstream Corp.	(142,614)	(2,047,937)	21.8
Apollo Global Management, Inc.	(57,444)	(7,198,308)	76.7
Aspen Technology, Inc.	(9,834)	(1,848,300)	19.7
ATI, Inc.	(23,030)	(1,559,361)	16.6
Avantor, Inc.	(37,867)	(1,012,942)	10.8
Ball Corp.	(50,797)	(3,242,373)	34.6
Bath & Body Works, Inc.	(8,478)	(311,567)	3.3
Bill Holdings, Inc.	(12,160)	(607,514)	6.5
Bio-Techne Corp.	(21,023)	(1,715,267)	18.3
BJ’s Wholesale Club Holdings, Inc.	(19,515)	(1,716,539)	18.3
Braze, Inc., Class A	(8,855)	(390,151)	4.2
Celanese Corp., Class A	(61,681)	(8,706,273)	92.8
CF Industries Holdings, Inc.	(69,714)	(5,325,452)	56.7
CH Robinson Worldwide, Inc.	(18,622)	(1,658,289)	17.7
Chord Energy Corp.	(6,183)	(1,061,374)	11.3
Churchill Downs, Inc.	(7,357)	(1,056,171)	11.3
Citigroup, Inc.	(255,000)	(16,544,400)	176.3
Coca-Cola Consolidated, Inc.	(1,409)	(1,614,559)	17.2
Coherent Corp.	(20,574)	(1,433,596)	15.3
Concentrix Corp.	(4,457)	(314,218)	3.3
Confluent, Inc., Class A	(37,921)	(948,783)	10.1
Constellation Brands, Inc., Class A	(50,778)	(12,448,734)	132.6
Constellation Energy Corp.	(8,551)	(1,622,980)	17.3
Cooper Cos, Inc.	(24,239)	(2,262,226)	24.1
Core & Main, Inc., Class A	(41,444)	(2,216,011)	23.6
Corebridge Financial, Inc.	(55,907)	(1,652,052)	17.6
Coty, Inc., Class A	(52,558)	(522,952)	5.6
Cousins Properties, Inc.	(43,686)	(1,201,802)	12.8
Crane Co.	(20,574)	(3,300,481)	35.2
Datadog, Inc., Class A	(2,406)	(280,155)	3.0
Diamondback Energy, Inc.	(39,333)	(7,957,459)	84.8
Duolingo, Inc.	(5,559)	(955,814)	10.2
Dutch Bros, Inc., Class A	(1,979)	(75,697)	0.8
Electronic Arts, Inc.	(14,536)	(2,194,064)	23.4
Entegris, Inc.	(11,621)	(1,374,648)	14.6
Erie Indemnity Co., Class A	(876)	(386,447)	4.1
Everest Group Ltd.	(5,358)	(2,104,997)	22.4
Extra Space Storage, Inc.	(60,550)	(9,664,991)	103.0
First Citizens BancShares, Inc., Class A	(4,390)	(9,164,959)	97.7
Fortive Corp.	(10,101)	(725,757)	7.7
GE HealthCare Technologies, Inc.	(42,893)	(3,630,035)	38.7

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Graphic Packaging Holding Co.	(116,907)	$(3,518,901)	37.5%
Haleon PLC	(2,477,577)	(11,112,929)	118.4
Hasbro, Inc.	(12,106)	(780,353)	8.3
Healthcare Realty Trust, Inc., Class A	(202,743)	(3,586,524)	38.2
HealthEquity, Inc.	(64)	(5,023)	0.1
Hilton Grand Vacations, Inc.	(22,898)	(989,423)	10.5
Hyatt Hotels Corp., Class A	(5,548)	(817,387)	8.7
Independence Realty Trust, Inc.	(172,883)	(3,224,268)	34.4
Interactive Brokers Group, Inc., Class A	(21,319)	(2,542,717)	27.1
International Flavors & Fragrances, Inc.	(19,739)	(1,963,636)	20.9
Intra-Cellular Therapies, Inc.	(12,950)	(1,019,424)	10.9
Kenvue, Inc.	(123,032)	(2,274,862)	24.2
Keurig Dr. Pepper, Inc.	(144,037)	(4,937,588)	52.6
Kite Realty Group Trust	(95,798)	(2,362,379)	25.2
KKR & Co., Inc., Class A	(54,683)	(6,750,616)	71.9
Knight-Swift Transportation Holdings, Inc.	(318,666)	(17,344,990)	184.8
Lantheus Holdings, Inc.	(8,764)	(918,730)	9.8
Levi Strauss & Co., Class A	(29,575)	(542,110)	5.8
Lincoln National Corp.	(66,895)	(2,227,603)	23.7
Linde PLC	(51,515)	(23,362,052)	248.9
MACOM Technology Solutions Holdings, Inc., Class H	(28,959)	(2,922,542)	31.1
MarketAxess Holdings, Inc.	(5,158)	(1,152,968)	12.3
Mastercard, Inc., Class A	(7,897)	(3,661,918)	39.0
Matador Resources Co.	(21,957)	(1,349,916)	14.4
Mueller Industries, Inc.	(499)	(35,399)	0.4
National Storage Affiliates Trust	(157,307)	(6,696,559)	71.4
Netflix, Inc.	(27,000)	(16,965,450)	180.8
New Fortress Energy, Inc., Class A	(1,560)	(30,794)	0.3
Noble Corp. PLC	(50,931)	(2,404,962)	25.6
Nordson Corp.	(11,897)	(2,978,176)	31.7
Omega Healthcare Investors, Inc.	(291,123)	(10,596,877)	112.9
Omnicom Group, Inc.	(32,085)	(3,145,613)	33.5
ON Semiconductor Corp.	(26,840)	(2,100,230)	22.4
Onto Innovation, Inc.	(21,735)	(4,157,905)	44.3
Oscar Health, Inc., Class A	(152,770)	(2,700,974)	28.8
Palantir Technologies, Inc., Class A	(3,968)	(106,700)	1.1
Parsons Corp.	(25,378)	(2,318,788)	24.7
Permian Resources Corp., Class A	(175,866)	(2,697,784)	28.7
Pinnacle Financial Partners, Inc.	(15,572)	(1,499,895)	16.0
Primerica, Inc.	(2,832)	(713,013)	7.6
Procore Technologies, Inc.	(8,031)	(570,442)	6.1
Procter & Gamble Co.	(66,019)	(10,613,214)	113.1
PTC, Inc.	(10,416)	(1,852,486)	19.7
QIAGEN NV	(71,148)	(3,165,655)	33.7
R1 RCM, Inc.	(70,224)	(904,485)	9.6
Range Resources Corp.	(60,565)	(1,891,445)	20.2
Raymond James Financial, Inc.	(25,346)	(2,940,136)	31.3
Realty Income Corp.	(157,078)	(9,020,990)	96.1
Regency Centers Corp.	(54,119)	(3,644,373)	38.8
Repligen Corp.	(17,530)	(2,933,645)	31.3
REVOLUTION Medicines, Inc.	(1,662)	(75,854)	0.8
Rithm Capital Corp.	(202,125)	(2,346,671)	25.0
Rockwell Automation, Inc.	(23,852)	(6,646,360)	70.8
Roku, Inc.	(3,155)	(183,653)	2.0
Ryman Hospitality Properties, Inc.	(20,470)	(2,057,440)	21.9
Samsara, Inc., Class A	(61,668)	(2,360,651)	25.2
Science Applications International Corp.	(26,368)	(3,280,179)	35.0
SentinelOne, Inc., Class A	(102,093)	(2,337,930)	24.9
Southern Co.	(144,494)	(12,068,139)	128.6
Security	Shares	Value	% of Basket Value
United States (continued)
SouthState Corp.	(7,058)	$(698,530)	7.4%
SPX Technologies, Inc.	(1,675)	(247,130)	2.6
STAG Industrial, Inc.	(68,558)	(2,797,852)	29.8
Starbucks Corp.	(125,562)	(9,787,558)	104.3
Sun Communities, Inc.	(23,379)	(2,962,821)	31.6
Take-Two Interactive Software, Inc.	(25,893)	(3,897,673)	41.5
Teledyne Technologies, Inc.	(2,989)	(1,260,940)	13.4
Tenable Holdings, Inc.	(4,745)	(217,890)	2.3
TKO Group Holdings, Inc., Class A	(19,669)	(2,150,805)	22.9
TPG, Inc., Class A	(51,399)	(2,620,835)	27.9
Tradeweb Markets, Inc., Class A	(28,757)	(3,211,582)	34.2
Tyler Technologies, Inc.	(3,267)	(1,856,015)	19.8
Vail Resorts, Inc.	(19,153)	(3,486,038)	37.1
Valaris Ltd.	(69,434)	(5,456,818)	58.1
Valvoline, Inc.	(29,411)	(1,367,611)	14.6
Vaxcyte, Inc.	(16,984)	(1,339,868)	14.3
Viatris, Inc.	(50,938)	(614,312)	6.5
Vontier Corp.	(84,920)	(3,331,412)	35.5
Welltower, Inc.	(51,811)	(5,763,974)	61.4
Wyndham Hotels & Resorts, Inc.	(49,275)	(3,731,103)	39.8
Zebra Technologies Corp., Class A	(2,475)	(869,195)	9.3
Zuken, Inc., Class A	(37,591)	(427,034)	4.6
		(465,433,618)
Total Reference Entity — Short		(809,191,190)
Net Value of Reference Entity — Goldman Sachs Bank USA		$(9,384,994)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates 08/18/26 — 08/19/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Accent Group Ltd.	131,838	$189,278	7.8%
Austal Ltd.	78,504	134,780	5.6
Bega Cheese Ltd.	265,372	775,574	32.0
Challenger Ltd.	478,107	2,203,567	91.0
Charter Hall Social Infrastructure REIT	292,250	491,475	20.3
Data#3 Ltd.	180,684	1,045,634	43.2
Downer EDI Ltd.	528,795	1,725,999	71.3
Inghams Group Ltd.	184,530	454,920	18.8
Metcash Ltd.	1,378,474	3,302,099	136.3
Netwealth Group Ltd.	37,430	581,765	24.0
NRW Holdings Ltd.	117,267	256,830	10.6
Perenti Ltd.	1,346,979	927,328	38.3
Red 5 Ltd.	2,314,902	593,739	24.5
Ventia Services Group Pty. Ltd.	823,596	2,371,173	97.9
Zip Co. Ltd.	2,488,509	3,144,339	129.8
		18,198,500
Austria
ANDRITZ AG	36,522	2,339,609	96.6
Kontron AG	34,385	728,522	30.1
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Austria (continued)
Lenzing AG	774	$26,956	1.1%
Raiffeisen Bank International AG	76,595	1,493,244	61.6
UNIQA Insurance Group AG	81,915	701,310	29.0
		5,289,641
Belgium
Barco NV	74,318	959,975	39.6
Colruyt Group N.V	14,403	690,870	28.5
Proximus SADP	203,233	1,469,806	60.7
		3,120,651
Canada
Artis REIT	73,218	357,433	14.8
Birchcliff Energy Ltd.	20,661	89,638	3.7
Brookfield Reinsurance Ltd., Class A	20,092	978,223	40.4
Canfor Corp.	48,327	554,449	22.9
Centerra Gold, Inc.	302,154	2,026,543	83.7
First Majestic Silver Corp.	100,019	618,667	25.5
Innergex Renewable Energy, Inc.	290,161	1,994,443	82.4
North American Construction Group Ltd.	51,105	1,022,359	42.2
Obsidian Energy Ltd.	93,249	697,687	28.8
Pason Systems, Inc.	50,258	595,532	24.6
Russel Metals, Inc.	32,428	942,788	38.9
Sienna Senior Living, Inc.	89,858	1,010,101	41.7
Transcontinental, Inc., Class A	64,269	758,762	31.3
		11,646,625
Finland
Citycon OYJ	58,378	257,088	10.6
Outokumpu OYJ	608,443	2,193,745	90.6
		2,450,833
France
Esso SA Francaise	3,880	610,419	25.2
Etablissements Maurel et Prom SA	93,239	569,359	23.5
Guerbet	1	38	0.0
ICADE	39,892	886,637	36.6
Television Francaise 1 SA	98,000	862,321	35.6
Viridien	8,297	430,469	17.8
		3,359,243
Georgia
Bank of Georgia Group PLC	63,936	3,758,748	155.2
TBC Bank Group PLC	43,028	1,714,754	70.8
		5,473,502
Germany
Atoss Software AG	6,134	904,247	37.3
Auto1 Group SE	40,355	339,777	14.0
Bilfinger SE	17,432	977,330	40.4
Deutsche Pfandbriefbank AG	51,697	291,747	12.0
Deutsche Wohnen SE	29,501	585,882	24.2
Deutz AG	127,749	735,796	30.4
Duerr AG	25,652	564,205	23.3
Grand City Properties SA	44,092	519,756	21.5
Orion SA	59,014	1,452,925	60.0
SAF-Holland SE	30,944	633,021	26.1
United Internet AG, Class N, Registered Shares	75,592	1,676,570	69.2
		8,681,256
Ireland
Cimpress PLC	9,680	883,494	36.5
Security	Shares	Value	% of Basket Value
Israel
Cellebrite Di Ltd.	66,425	$910,022	37.6%
Kornit Digital Ltd.	23,078	361,171	14.9
Perion Network Ltd.	122,183	1,071,545	44.3
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	6,579	364,332	15.0
		2,707,070
Italy
Anima Holding SpA	88,663	466,236	19.2
Ariston Holding NV	5,552	22,549	0.9
Banca IFIS SpA	26,889	631,232	26.1
Brunello Cucinelli SpA	59,711	5,577,439	230.3
Buzzi SpA	11,690	458,295	18.9
Credito Emiliano SpA	7,521	82,330	3.4
De’ Longhi SpA	20,579	648,656	26.8
Hera SpA	80,575	294,824	12.2
Iren SpA	526,414	1,071,171	44.2
Maire SpA	86,161	683,668	28.2
PRADA SpA	477,000	3,438,866	142.0
Sesa SpA	7,774	854,252	35.3
Webuild SpA	482,931	1,264,244	52.2
		15,493,762
Japan
77 Bank Ltd.	76,800	2,397,632	99.0
Aisan Industry Co. Ltd.	27,300	275,651	11.4
Alfresa Holdings Corp.	135,800	2,121,519	87.6
Bic Camera, Inc.	229,300	2,587,689	106.8
BML, Inc.	12,500	249,371	10.3
Bunka Shutter Co. Ltd.	69,200	798,971	33.0
Coca-Cola Bottlers Japan Holdings, Inc.	41,400	617,387	25.5
Create Restaurants Holdings, Inc.	62,700	447,591	18.5
Create SD Holdings Co. Ltd.	31,100	697,781	28.8
Daicel Corp.	180,800	1,757,519	72.6
DIC Corp.	114,600	2,357,478	97.3
Doutor Nichires Holdings Co. Ltd.	81,600	1,266,384	52.3
EDION Corp.	117,900	1,373,681	56.7
Elecom Co. Ltd.	48,400	530,704	21.9
Elematec Corp.	19,100	243,475	10.1
FCC Co. Ltd.	99,500	1,552,244	64.1
FULLCAST Holdings Co. Ltd.	17,400	174,301	7.2
Furukawa Electric Co. Ltd.	185,500	5,074,677	209.5
Futaba Industrial Co. Ltd.	60,800	307,286	12.7
Glory Ltd.	81,900	1,488,875	61.5
Hanwa Co. Ltd.	19,700	761,454	31.4
Heiwa Real Estate Co. Ltd.	24,800	712,835	29.4
Heiwado Co. Ltd.	52,900	866,152	35.8
Hiday Hidaka Corp.	43,200	799,664	33.0
Hioki EE Corp.	8,300	445,051	18.4
Ichigo Office REIT Investment Corp.	1,881	1,050,403	43.4
Inaba Denki Sangyo Co. Ltd.	20,800	545,348	22.5
Information Services International-Dentsu Ltd.	7,200	273,710	11.3
Ishihara Sangyo Kaisha Ltd.	40,400	416,713	17.2
Itochu Enex Co. Ltd.	22,900	261,402	10.8
Japan Steel Works Ltd.	20,100	571,549	23.6
JTEKT Corp.	412,400	2,964,408	122.4
Kissei Pharmaceutical Co. Ltd.	16,900	392,962	16.2
Kumagai Gumi Co. Ltd.	112,200	2,689,148	111.0
Kyoritsu Maintenance Co. Ltd.	123,100	2,389,863	98.7
Maxell Ltd.	54,300	623,081	25.7
MEITEC Group Holdings, Inc.	29,400	663,854	27.4
METAWATER Co. Ltd.	25,800	320,406	13.2

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Milbon Co. Ltd.	122,000	$2,713,501	112.0%
Mitsubishi Shokuhin Co. Ltd.	35,400	1,249,093	51.6
Mitsui Mining & Smelting Co. Ltd.	232,000	7,734,533	319.4
MIXI, Inc.	151,700	3,010,732	124.3
Modec, Inc.	101,000	1,884,054	77.8
Monogatari Corp.	35,400	803,415	33.2
Nippn Corp.	153,700	2,416,126	99.8
Nippon Light Metal Holdings Co. Ltd.	111,300	1,308,114	54.0
Nippon Paper Industries Co. Ltd., Class A	476,300	3,084,339	127.3
Nisshin Oillio Group Ltd.	18,800	648,762	26.8
Nisshinbo Holdings, Inc.	236,300	1,731,595	71.5
Nissui Corp.	198,600	1,192,078	49.2
Nittetsu Mining Co. Ltd.	12,900	409,095	16.9
NOK Corp.	99,000	1,447,073	59.7
Nomura Co. Ltd.	125,000	725,936	30.0
Noritake Co., Ltd./Nagoya Japan	18,900	501,916	20.7
Noritz Corp.	17,700	221,579	9.1
North Pacific Bank Ltd.	600,000	2,034,511	84.0
NSK Ltd.	1,408,000	7,382,008	304.8
NTN Corp.	1,415,400	2,863,274	118.2
Okamura Corp.	105,900	1,558,037	64.3
Oki Electric Industry Co. Ltd.	191,600	1,300,283	53.7
Onward Holdings Co. Ltd.	173,100	642,532	26.5
Pacific Industrial Co. Ltd.	139,200	1,446,141	59.7
Pigeon Corp.	190,600	1,939,349	80.1
Prima Meat Packers Ltd.	78,700	1,315,727	54.3
Raito Kogyo Co. Ltd.	54,700	793,639	32.8
Saizeriya Co. Ltd.	141,200	5,440,911	224.7
Sanki Engineering Co. Ltd.	23,500	367,431	15.2
Shibaura Machine Co. Ltd.	39,200	963,399	39.8
Starts Corp., Inc.	14,200	327,545	13.5
Sumitomo Mitsui Construction Co. Ltd.	330,100	873,533	36.1
Suzuken Co. Ltd.	81,600	2,973,815	122.8
Systena Corp.	260,000	585,206	24.2
Tadano Ltd.	37,600	279,579	11.5
Taikisha Ltd.	8,800	303,347	12.5
Tamron Co. Ltd.	56,600	1,600,886	66.1
Toa Corp.	130,500	879,803	36.3
Tokai Rika Co. Ltd.	78,400	1,063,923	43.9
Tosei Corp.	68,900	1,149,909	47.5
Toshiba TEC Corp.	13,600	304,846	12.6
Towa Pharmaceutical Co. Ltd.	56,700	1,160,078	47.9
Toyoda Gosei Co. Ltd.	152,700	2,788,102	115.1
Tsubakimoto Chain Co.	16,000	691,925	28.6
Valor Holdings Co. Ltd.	35,300	600,396	24.8
Wacom Co. Ltd.	173,900	838,620	34.6
YAMABIKO Corp.	6,500	92,091	3.8
Yamazen Corp.	38,200	395,140	16.3
Yaoko Co. Ltd.	16,400	1,003,032	41.4
Yokogawa Bridge Holdings Corp.	24,700	446,987	18.5
Yuasa Trading Co. Ltd.	4,000	149,231	6.2
		120,705,396
Netherlands
Eurocommercial Properties NV	10,112	251,863	10.4
Koninklijke BAM Groep NV	126,537	524,417	21.6
PostNL NV	575,720	850,052	35.1
		1,626,332
Norway
Aker Solutions ASA	208,157	993,148	41.0
Security	Shares	Value	% of Basket Value
Norway (continued)
Elkem ASA	188,131	$392,618	16.2%
Odfjell Drilling Ltd.	216,353	1,130,669	46.7
Wallenius Wilhelmsen ASA	41,386	384,817	15.9
		2,901,252
Portugal
Mota-Engil SGPS SA	159,412	625,483	25.8
Sonae SGPS SA	890,365	908,186	37.5
		1,533,669
Singapore
Frasers Logistics & Commercial Trust	1,612,100	1,198,321	49.5
Grindr, Inc.	204,718	2,380,870	98.3
iFAST Corp. Ltd	373,800	2,097,575	86.6
		5,676,766
Spain
Construcciones y Auxiliar de Ferrocarriles SA	21,236	803,983	33.2
Indra Sistemas SA	130,798	2,623,007	108.3
		3,426,990
Sweden
Ambea AB	20,734	154,572	6.4
VBG Group AB, B Shares	5,309	211,524	8.7
		366,096
Switzerland
Implenia AG, Registered Shares	11,801	427,667	17.7
International Workplace Group PLC	412,250	915,318	37.8
		1,342,985
United Kingdom
Chemring Group PLC	399,998	2,128,861	87.9
Close Brothers Group PLC	202,886	1,334,823	55.1
Firstgroup PLC	535,433	1,207,324	49.9
Hunting PLC	179,853	1,056,183	43.6
Investec PLC	165,871	1,313,371	54.2
J D Wetherspoon PLC	91,707	880,078	36.3
Jupiter Fund Management PLC	218,313	246,858	10.2
Just Group PLC	972,572	1,509,375	62.3
Mitchells & Butlers PLC	80,261	321,520	13.3
Mitie Group PLC	983,134	1,531,808	63.3
Moneysupermarket.com Group PLC	626,851	1,913,554	79.0
Morgan Sindall Group PLC	24,120	890,910	36.8
NCC Group PLC	126,665	240,307	9.9
Nomad Foods Ltd.	471,763	9,015,391	372.2
Paragon Banking Group PLC	277,897	2,871,591	118.6
Serco Group PLC	1,141,082	2,803,918	115.8
TP ICAP Group PLC	396,648	1,129,453	46.6
Vesuvius PLC	156,930	973,583	40.2
Workspace Group PLC	56,139	442,587	18.3
		31,811,495
United States
1-800-Flowers.com, Inc., Class A	46,433	481,046	19.9
Accel Entertainment, Inc., Class A	28,933	352,983	14.6
ACM Research, Inc., Class A	126,564	2,271,824	93.8
ALLETE, Inc.	61,906	3,992,937	164.9
Allient, Inc.	9,260	267,984	11.1
Ambarella, Inc.	25,654	1,350,427	55.8
American Superconductor Corp.	37,886	915,326	37.8
American Woodmark Corp.	26,660	2,723,319	112.4
Anywhere Real Estate, Inc.	123,403	582,462	24.0
Apogee Enterprises, Inc.	22,472	1,542,478	63.7
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Archrock, Inc.	386,575	$8,013,700	330.9%
Argan, Inc.	6,914	545,722	22.5
Aspen Aerogels, Inc.	17,320	353,501	14.6
AtriCure, Inc.	81,615	1,760,436	72.7
Bandwidth, Inc., Class A	53,597	1,223,084	50.5
Beazer Homes USA, Inc.	19,908	670,302	27.7
Benchmark Electronics, Inc.	33,456	1,601,539	66.1
BlueLinx Holdings, Inc.	8,327	1,004,153	41.5
Brookdale Senior Living, Inc.	152,254	1,176,923	48.6
Castle Biosciences, Inc.	59,430	1,434,046	59.2
ConnectOne Bancorp, Inc.	22,006	532,985	22.0
Corcept Therapeutics, Inc.	90,938	3,516,572	145.2
CSG Systems International, Inc.	66,818	3,129,755	129.2
Customers Bancorp, Inc.	18,681	1,204,551	49.7
Delek U.S. Holdings, Inc.	111,941	2,661,957	109.9
Deluxe Corp.	16,459	401,270	16.6
Dime Community Bancshares, Inc.	16,363	413,657	17.1
DNOW, Inc.	143,604	2,205,757	91.1
Donnelley Financial Solutions, Inc.	19,146	1,291,972	53.3
DXP Enterprises, Inc.	17,805	975,002	40.3
Eagle Bancorp, Inc.	13,563	291,876	12.0
El Pollo Loco Holdings, Inc.	14,232	171,638	7.1
Enact Holdings, Inc.	36,048	1,226,713	50.6
Enova International, Inc.	25,933	2,242,427	92.6
Enovis Corp.	105,815	5,041,027	208.1
eXp World Holdings, Inc.	15,715	225,667	9.3
EZCORP, Inc., Class A	125,916	1,312,045	54.2
Flushing Financial Corp.	58,382	859,967	35.5
Forestar Group, Inc.	14,171	448,229	18.5
Franklin Covey Co.	4,643	202,946	8.4
Frontdoor, Inc.	16,064	633,885	26.2
Fulgent Genetics, Inc.	11,324	270,983	11.2
Gibraltar Industries, Inc.	38,041	2,825,305	116.7
G-III Apparel Group Ltd.	43,799	1,207,538	49.9
Global Industrial Co.	12,992	453,161	18.7
GQG Partners, Inc., CDI	732,682	1,430,099	59.0
Gray Television, Inc.	91,639	589,239	24.3
Greenbrier Cos, Inc.	47,137	2,404,458	99.3
Griffon Corp.	71,230	5,132,834	211.9
Guess?, Inc.	46,497	1,118,253	46.2
Hackett Group, Inc.	25,177	686,829	28.4
Harmony Biosciences Holdings, Inc.	125,098	4,235,818	174.9
Health Catalyst, Inc.	71,841	529,468	21.9
Healthcare Services Group, Inc.	45,845	524,008	21.6
HealthStream, Inc.	40,741	1,210,415	50.0
Heidrick & Struggles International, Inc.	12,278	492,839	20.3
Horizon Bancorp, Inc.	35,691	569,985	23.5
Hudson Pacific Properties, Inc.	36,053	215,957	8.9
Independent Bank Corp.	25,780	894,308	36.9
Innoviva, Inc.	101,679	1,915,632	79.1
Intapp, Inc.	21,590	773,570	31.9
iRadimed Corp.	6,580	307,352	12.7
Kaiser Aluminum Corp.	18,603	1,463,870	60.4
Korn Ferry	94,608	6,974,502	288.0
Liberty Energy, Inc., Class A	275,225	6,646,684	274.4
MaxLinear, Inc.	32,234	455,789	18.8
Medical Properties Trust, Inc.	158,933	764,468	31.6
Methode Electronics, Inc.	14,303	181,076	7.5
Midland States Bancorp, Inc.	12,825	304,465	12.6
MiNK Therapeutics, Inc.	72	68	0.0
Nabors Industries Ltd.	10,786	1,109,124	45.8
Security	Shares	Value	% of Basket Value
United States (continued)
National Vision Holdings, Inc.	346,880	$5,015,885	207.1%
NetScout Systems, Inc.	30,103	612,596	25.3
NETSTREIT Corp.	57,846	952,724	39.3
NexPoint Residential Trust, Inc.	15,080	658,845	27.2
NMI Holdings, Inc., Class A	6,856	269,784	11.1
OceanFirst Financial Corp.	17,510	318,157	13.1
OneSpan, Inc.	276,429	4,091,149	168.9
Outfront Media, Inc.	416,914	6,762,345	279.2
Palomar Holdings, Inc.	21,942	2,018,883	83.4
Pennant Group, Inc.	7,818	233,055	9.6
PetIQ, Inc., Class A	81,339	1,779,697	73.5
PRA Group, Inc.	61,061	1,627,276	67.2
Premier Financial Corp.	32,753	829,961	34.3
PROG Holdings, Inc.	15,989	720,464	29.7
Progyny Inc.	14,784	416,909	17.2
Proto Labs, Inc.	21,600	752,112	31.1
Quaker Chemical Corp.	8,471	1,538,079	63.5
REX American Resources Corp.	21,452	1,089,976	45.0
RHI Magnesita NV	11,608	547,835	22.6
RLJ Lodging Trust	331,463	3,129,011	129.2
Schnitzer Steel Industries, Inc., Class A	12,277	222,459	9.2
Shutterstock, Inc.	29,126	1,287,952	53.2
SI-BONE, Inc.	56,770	862,904	35.6
Spectrum Brands Holdings, Inc.	216,495	18,317,642	756.3
Summit Hotel Properties, Inc.	661,839	4,196,059	173.2
Supernus Pharmaceuticals, Inc.	46,361	1,382,485	57.1
Surgery Partners, Inc.	117,147	3,556,583	146.8
Turning Point Brands, Inc.	42,485	1,602,534	66.2
Tutor Perini Corp.	122,210	3,041,807	125.6
Univest Financial Corp.	15,200	420,280	17.4
Upbound Group, Inc.	46,049	1,737,429	71.7
Upwork, Inc.	40,622	492,339	20.3
Verint Systems, Inc.	94,950	3,431,493	141.7
Viad Corp.	6,347	211,038	8.7
Vimeo, Inc.	26,077	104,830	4.3
Vishay Precision Group, Inc.	504	17,282	0.7
Vital Farms, Inc.	21,954	801,101	33.1
Wabash National Corp.	11,027	236,970	9.8
Waste Connections, Inc.	24,424	4,343,833	179.4
World Kinect Corp.	54,340	1,517,716	62.7
Yext, Inc.	63,087	363,381	15.0
Zumiez, Inc.	14,867	377,919	15.6
		188,832,966
Total Reference Entity — Long		435,528,524
Reference Entity — Short
Common Stocks
Australia
Amotiv Ltd.	(86,653)	(615,386)	(25.4)
APM Human Services International Ltd.	(1,783,448)	(1,665,677)	(68.8)
Bank of Queensland Ltd.	(691,283)	(2,856,648)	(117.9)
Bellevue Gold Ltd.	(370,351)	(334,364)	(13.8)
Boss Energy Ltd.	(54,540)	(130,949)	(5.4)
Brickworks Ltd.	(6,804)	(128,471)	(5.3)
Capricorn Metals Ltd.	(69,098)	(244,549)	(10.1)
Champion Iron Ltd.	(156,941)	(644,913)	(26.6)
Coronado Global Resources, Inc., CDI	(2,280,015)	(2,152,511)	(88.9)
EVT Ltd.	(60,918)	(462,135)	(19.1)
Genesis Minerals Ltd.	(105,429)	(145,410)	(6.0)
Kelsian Group Ltd.	(109,719)	(377,379)	(15.6)
Leo Lithium Ltd.	(33,787)	(8,926)	(0.4)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Australia (continued)
Macquarie Technology Group Ltd.	(915)	$(56,301)	(2.3)%
Neuren Pharmaceuticals Ltd.	(38,669)	(490,126)	(20.2)
PEXA Group Ltd.	(54,112)	(491,033)	(20.3)
Sigma Healthcare Ltd.	(83,865)	(71,455)	(3.0)
Silex Systems Ltd.	(86,052)	(264,868)	(10.9)
Stanmore Resources Ltd.	(660,559)	(1,608,440)	(66.4)
Strike Energy Ltd.	(6,241,988)	(816,067)	(33.7)
(13,565,608)
Belgium
Azelis Group NV	(47,757)	(904,702)	(37.4)
Biocartis Group NV	(30)	—	0.0
Cofinimmo SA	(77,467)	(4,980,545)	(205.6)
Melexis NV	(9,696)	(845,270)	(34.9)
(6,730,517)
Brazil
ERO Copper Corp.	(61,628)	(1,205,198)	(49.8)
Canada
Boyd Group Services, Inc.	(61,457)	(10,303,890)	(425.4)
Canadian Solar, Inc.	(5,191)	(86,067)	(3.6)
Definity Financial Corp.	(50,279)	(1,748,740)	(72.2)
EQB, Inc.	(4,913)	(342,930)	(14.2)
Filo Corp.	(76,655)	(1,773,894)	(73.2)
First National Financial Corp.	(5,410)	(145,022)	(6.0)
Fortuna Mining Corp.	(20,760)	(99,992)	(4.1)
MAG Silver Corp.	(69,119)	(946,685)	(39.1)
Martinrea International, Inc.	(62,847)	(518,016)	(21.4)
Novagold Resources, Inc.	(216,876)	(1,035,174)	(42.7)
Richelieu Hardware Ltd.	(10,449)	(308,630)	(12.8)
Sandstorm Gold Ltd.	(195,656)	(1,123,784)	(46.4)
SilverCrest Metals, Inc.	(102,070)	(998,780)	(41.2)
Skeena Resources Ltd.	(132,249)	(861,129)	(35.6)
Spartan Delta Corp.	(154,058)	(453,030)	(18.7)
Spin Master Corp.	(29,970)	(686,163)	(28.3)
StorageVault Canada, Inc.	(120,397)	(408,983)	(16.9)
Trisura Group Ltd.	(21,235)	(710,268)	(29.3)
Westshore Terminals Investment Corp.	(65,345)	(1,095,670)	(45.2)
Winpak Ltd.	(17,055)	(587,503)	(24.3)
(24,234,350)
China
AustAsia Group Ltd.	(1,000)	(146)	(0.0)
Colombia
Aris Mining Corp.	(46,280)	(206,486)	(8.5)
Denmark
Dfds A/S	(63,406)	(1,739,160)	(71.8)
FLSmidth & Co. A/S	(12,988)	(662,560)	(27.4)
Netcompany Group A/S	(1,259)	(53,585)	(2.2)
Spar Nord Bank A/S	(53,486)	(1,090,799)	(45.0)
(3,546,104)
Faeroe Islands
Bakkafrost P/F	(44,180)	(2,307,728)	(95.3)
Finland
Cargotec OYJ, Class B	(55,678)	(2,838,053)	(117.2)
Kalmar OYJ	(53,545)	(1,583,169)	(65.4)
Kemira OYJ	(2,096)	(47,409)	(1.9)
Security	Shares	Value	% of Basket Value
Finland (continued)
Metsa Board OYJ, Class B	(84,889)	$(648,637)	(26.8)%
TietoEVRY OYJ	(82,410)	(1,671,142)	(69.0)
(6,788,410)
France
Alten SA	(19,691)	(2,165,653)	(89.4)
Esker SA	(6,995)	(1,536,032)	(63.4)
Neoen SA	(83,207)	(3,469,564)	(143.3)
Verallia SA	(134,150)	(3,946,074)	(162.9)
(11,117,323)
Germany
Eckert & Ziegler SE	(6,372)	(298,218)	(12.3)
Siltronic AG	(9,948)	(811,302)	(33.5)
Sixt SE	(6,325)	(441,332)	(18.2)
Thyssenkrupp Nucera AG & Co. KGaa	(21,871)	(206,431)	(8.6)
(1,757,283)
Ghana
Tullow Oil PLC	(2,073,299)	(816,124)	(33.7)
Indonesia
Golden Agri-Resources Ltd.	(2,701,700)	(555,822)	(22.9)
Nickel Industries Ltd.	(651,348)	(365,078)	(15.1)
(920,900)
Ireland
C&C Group PLC	(415,518)	(854,671)	(35.3)
Israel
Israel Corp. Ltd.	(6,816)	(1,430,942)	(59.1)
OPC Energy Ltd.	(11,118)	(79,295)	(3.2)
(1,510,237)
Italy
El.En. SpA	(94,520)	(993,277)	(41.0)
ERG SpA	(37,145)	(984,923)	(40.7)
Ermenegildo Zegna NV	(110,025)	(1,243,283)	(51.3)
Eurogroup Laminations SpA	(102,858)	(383,927)	(15.9)
Interpump Group SpA	(2,481)	(107,597)	(4.4)
Piaggio & C SpA	(16,013)	(44,109)	(1.8)
Technoprobe SpA	(59,588)	(542,175)	(22.4)
(4,299,291)
Japan
Advance Logistics Investment Corp.	(480)	(382,005)	(15.8)
Advance Residence Investment Corp.	(291)	(610,510)	(25.2)
Aiful Corp.	(180,600)	(468,069)	(19.3)
Alps Logistics Co. Ltd.	(17,000)	(647,050)	(26.7)
Arclands Corp.	(96,000)	(1,166,076)	(48.1)
Ariake Japan Co. Ltd.	(15,000)	(535,254)	(22.1)
Asahi Yukizai Corp.	(5,700)	(182,442)	(7.5)
Atom Corp.	(124,700)	(620,291)	(25.6)
Base Co. Ltd.	(10,600)	(198,957)	(8.2)
C Uyemura & Co. Ltd.	(8,700)	(624,265)	(25.8)
Colowide Co Ltd.	(15,700)	(216,121)	(8.9)
Comforia Residential REIT, Inc.	(254)	(526,941)	(21.8)
Daiei Kankyo Co. Ltd.	(34,500)	(659,872)	(27.2)
DCM Holdings Co. Ltd.	(178,100)	(1,719,121)	(71.0)
Descente Ltd.	(17,600)	(464,753)	(19.2)
Enplas Corp.	(10,500)	(532,189)	(22.0)
First Bank of Toyama Ltd.	(60,300)	(524,815)	(21.7)
Freee KK	(10,900)	(178,587)	(7.4)
Fukuyama Transporting Co. Ltd.	(18,900)	(509,811)	(21.0)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Furuya Metal Co. Ltd.	(4,800)	$(146,018)	(6.0)%
Fuso Chemical Co. Ltd.	(900)	(23,294)	(1.0)
Future Corp.	(10,100)	(115,637)	(4.8)
GLOBERIDE, Inc.	(13,900)	(194,329)	(8.0)
Godo Steel Ltd.	(5,400)	(175,546)	(7.2)
Heiwa Real Estate REIT, Inc.	(322)	(282,013)	(11.6)
Hirata Corp.	(5,800)	(240,077)	(9.9)
Hokuetsu Corp.	(15,900)	(123,085)	(5.1)
Hokuhoku Financial Group, Inc.	(76,200)	(1,065,623)	(44.0)
Idec Corp.	(19,600)	(403,815)	(16.7)
Iino Kaiun Kaisha Ltd.	(65,700)	(555,213)	(22.9)
Insource Co. Ltd.	(22,800)	(133,699)	(5.5)
J Trust Co. Ltd.	(181,900)	(499,498)	(20.6)
Japan Elevator Service Holdings Co. Ltd.	(2,100)	(38,752)	(1.6)
Kanto Denka Kogyo Co. Ltd.	(21,600)	(138,040)	(5.7)
KeePer Technical Laboratory Co. Ltd.	(24,600)	(595,474)	(24.6)
Keihan Holdings Co. Ltd.	(67,700)	(1,379,994)	(57.0)
KH Neochem Co. Ltd.	(12,900)	(192,410)	(7.9)
Ki-Star Real Estate Co. Ltd.	(13,300)	(307,417)	(12.7)
Kiyo Bank Ltd.	(35,300)	(461,708)	(19.1)
Kohnan Shoji Co. Ltd.	(32,100)	(865,560)	(35.7)
Komeri Co. Ltd.	(30,700)	(751,632)	(31.0)
Kosaido Holdings Co. Ltd.	(73,700)	(264,715)	(10.9)
KYB Corp.	(25,800)	(896,282)	(37.0)
Lifedrink Co., Inc.	(2,300)	(107,629)	(4.4)
Mars Group Holdings Corp.	(6,800)	(166,412)	(6.9)
Maruwa Co. Ltd.	(7,300)	(1,955,780)	(80.8)
Mimasu Semiconductor Industry Co. Ltd.	(48,700)	(1,199,493)	(49.5)
Mitsubishi Estate Logistics REIT Investment Corp.	(181)	(456,277)	(18.8)
Mitsui E&S Co. Ltd.	(78,600)	(684,272)	(28.3)
Mitsui Fudosan Logistics Park, Inc.	(279)	(786,137)	(32.5)
Mitsui-Soko Holdings Co. Ltd.	(5,600)	(178,499)	(7.4)
Nankai Electric Railway Co. Ltd.	(28,800)	(509,691)	(21.0)
Nihon Kohden Corp.	(46,300)	(713,456)	(29.5)
Nikkon Holdings Co. Ltd.	(33,600)	(847,459)	(35.0)
Nippon Accommodations Fund, Inc.	(78)	(333,761)	(13.8)
Nippon Carbon Co. Ltd.	(7,900)	(261,130)	(10.8)
Nippon Pillar Packing Co. Ltd.	(3,200)	(108,505)	(4.5)
Nishimatsuya Chain Co. Ltd.	(45,200)	(688,478)	(28.4)
Nojima Corp.	(66,200)	(727,988)	(30.1)
Nomura Micro Science Co. Ltd.	(4,300)	(102,390)	(4.2)
One REIT, Inc.	(278)	(479,680)	(19.8)
Orient Corp.	(32,600)	(228,598)	(9.4)
Osaka Soda Co. Ltd.	(16,600)	(1,089,126)	(45.0)
OSAKA Titanium Technologies Co. Ltd.	(5,300)	(86,818)	(3.6)
Piolax, Inc.	(34,100)	(558,676)	(23.1)
Riken Keiki Co. Ltd.	(20,400)	(598,933)	(24.7)
Roland Corp.	(15,200)	(393,945)	(16.3)
Ryoyo Ryosan Holdings, Inc.	(3,696)	(70,828)	(2.9)
Sangetsu Corp.	(31,000)	(616,762)	(25.5)
Shin Nippon Biomedical Laboratories Ltd.	(25,500)	(213,163)	(8.8)
Shoei Co. Ltd.	(33,000)	(437,366)	(18.1)
SOSiLA Logistics REIT, Inc.	(1,486)	(1,149,558)	(47.5)
Sotetsu Holdings, Inc.	(5,500)	(90,213)	(3.7)
Star Asia Investment Corp.	(1,809)	(682,937)	(28.2)
Star Micronics Co. Ltd.	(24,100)	(338,207)	(14.0)
Takara Holdings, Inc.	(69,100)	(524,252)	(21.6)
Tama Home Co. Ltd.	(13,400)	(400,867)	(16.6)
Toho Bank Ltd.	(314,800)	(660,631)	(27.3)
Topre Corp.	(5,100)	(69,981)	(2.9)
Security	Shares	Value	% of Basket Value
Japan (continued)
Toyo Gosei Co. Ltd.	(4,200)	$(260,943)	(10.8)%
TRE Holdings Corp.	(54,400)	(474,907)	(19.6)
Yamato Kogyo Co. Ltd.	(12,200)	(644,729)	(26.6)
Yodogawa Steel Works Ltd.	(4,600)	(172,974)	(7.1)
Zenkoku Hosho Co. Ltd.	(900)	(37,228)	(1.5)
(40,725,639)
Netherlands
AMG Critical Materials NV	(88,169)	(1,499,908)	(61.9)
Flow Traders Ltd.	(88,382)	(1,473,373)	(60.9)
SIF Holding NV	(9)	(122)	(0.0)
TKH Group NV	(27,091)	(1,187,174)	(49.0)
(4,160,577)
New Zealand
Mainfreight Ltd.	(37,408)	(1,660,713)	(68.6)
Norway
Grieg Seafood ASA	(130,785)	(762,971)	(31.5)
Hoegh Autoliners ASA	(37,951)	(414,827)	(17.1)
MPC Container Ships ASA	(516,740)	(1,084,134)	(44.8)
NEL ASA	(4,136,773)	(2,228,820)	(92.0)
TOMRA Systems ASA	(34,815)	(573,866)	(23.7)
(5,064,618)
Philippines
TELUS International CDA, Inc.	(102,384)	(691,879)	(28.6)
Singapore
AEM Holdings Ltd.	(82,536)	(104,130)	(4.3)
Sheng Siong Group Ltd.	(557,300)	(641,864)	(26.5)
(745,994)
Spain
Befesa SA	(66,658)	(2,069,500)	(85.5)
Solaria Energia y Medio Ambiente SA	(148,159)	(1,769,286)	(73.1)
Vidrala SA	(9,877)	(1,027,923)	(42.4)
Viscofan SA	(8,335)	(555,760)	(22.9)
(5,422,469)
Sweden
AcadeMedia AB	(24)	(124)	(0.0)
Dometic Group AB	(65,774)	(451,277)	(18.6)
Electrolux Professional AB, Class B	(74,830)	(471,031)	(19.5)
Hexatronic Group AB	(738,214)	(4,363,772)	(180.2)
Hufvudstaden AB, A Shares	(72,531)	(879,050)	(36.3)
Paradox Interactive AB	(8,280)	(118,681)	(4.9)
Peab AB, Class B	(56,549)	(421,761)	(17.4)
Stillfront Group AB	(192,402)	(160,870)	(6.7)
Surgical Science Sweden AB	(29,748)	(361,262)	(14.9)
Vitec Software Group AB, B Shares	(9,552)	(499,691)	(20.6)
Wihlborgs Fastigheter AB	(28,073)	(284,352)	(11.7)
(8,011,871)
Switzerland
Allreal Holding AG, Class N, Registered Shares	(5,018)	(894,591)	(36.9)
Autoneum Holding AG, Class N	(2)	(314)	(0.0)
Cembra Money Bank AG	(37,791)	(3,299,987)	(136.3)
Daetwyler Holding AG	(2,555)	(531,521)	(21.9)
Garrett Motion, Inc.	(80,961)	(709,218)	(29.3)
Interroll Holding AG, Class N, Registered Shares	(637)	(2,058,279)	(85.0)
Medacta Group SA	(4,068)	(583,957)	(24.1)
Mobimo Holding AG, Registered Shares	(5,102)	(1,528,089)	(63.1)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Switzerland (continued)
SFS Group AG	(22,199)	$(3,241,879)	(133.9)%
SKAN Group AG	(4,597)	(415,314)	(17.1)
Zehnder Group AG	(2,405)	(151,477)	(6.3)
(13,414,626)
United Arab Emirates
Finablr PLC	(44,203)	(1)	(0.0)
United Kingdom
Ascential PLC	(499,544)	(3,666,899)	(151.4)
Aston Martin Lagonda Global Holdings PLC	(436,345)	(874,778)	(36.1)
Auction Technology Group PLC	(78,272)	(511,152)	(21.1)
Coats Group PLC	(1,372,243)	(1,578,858)	(65.2)
Crest Nicholson Holdings plc	(691,759)	(2,358,147)	(97.4)
Derwent London PLC	(20,414)	(603,069)	(24.9)
Dr Martens PLC	(2,399,895)	(2,194,153)	(90.6)
Elementis PLC	(304,042)	(624,596)	(25.8)
Fevertree Drinks PLC	(36,089)	(427,987)	(17.7)
Grafton Group PLC	(3,592)	(50,041)	(2.1)
Great Portland Estates PLC	(133,416)	(602,025)	(24.9)
Greatland Gold PLC	(9,786,814)	(892,024)	(36.8)
Hays PLC	(3,795,309)	(4,599,642)	(189.9)
Home Reit PLC	(350,343)	(111,393)	(4.6)
Ibstock PLC	(186,710)	(440,686)	(18.2)
Moonpig Group PLC	(514,948)	(1,446,710)	(59.7)
Oxford Nanopore Technologies PLC	(736,953)	(1,144,447)	(47.3)
Pagegroup PLC	(429,764)	(2,367,664)	(97.8)
Pets at Home Group PLC	(28,290)	(111,578)	(4.6)
Playtech Plc	(103,279)	(750,153)	(31.0)
Rathbones Group PLC	(61,867)	(1,531,593)	(63.2)
Redrow PLC	(537,819)	(5,159,574)	(213.0)
Safestore Holdings PLC	(503,088)	(5,227,785)	(215.8)
Victrex PLC	(54,133)	(765,498)	(31.6)
WH Smith PLC	(148,796)	(2,531,756)	(104.5)
(40,572,208)
United States
Adeia, Inc.	(78,980)	(928,015)	(38.3)
AerSale Corp.	(195,541)	(1,317,946)	(54.4)
Amerant Bancorp, Inc., Class A	(20,727)	(466,150)	(19.2)
American Coastal Insurance Corp.	(1,285)	(15,690)	(0.7)
AMERISAFE, Inc.	(1,955)	(92,823)	(3.8)
Apollo Commercial Real Estate Finance, Inc.	(56,175)	(612,307)	(25.3)
Arhaus, Inc., Class A	(81,978)	(1,245,246)	(51.4)
Arlo Technologies, Inc.	(17,613)	(267,013)	(11.0)
Artesian Resources Corp., Class A	(8,608)	(337,175)	(13.9)
Associated Banc-Corp.	(14,768)	(339,369)	(14.0)
Atlas Energy Solutions, Inc.	(118,493)	(2,516,791)	(103.9)
Axsome Therapeutics, Inc.	(64,017)	(5,589,324)	(230.8)
AZZ, Inc.	(26,402)	(2,111,104)	(87.2)
Baldwin Insurance Group, Inc., Class A	(54,316)	(2,375,782)	(98.1)
Barnes Group, Inc.	(86,400)	(3,485,376)	(143.9)
BioLife Solutions, Inc.	(48,990)	(1,176,740)	(48.6)
Boston Omaha Corp., Class A	(27,651)	(406,470)	(16.8)
BRC, Inc.	(15,427)	(88,088)	(3.6)
Calavo Growers, Inc.	(53,788)	(1,279,617)	(52.8)
Camping World Holdings, Inc., Class A	(22,745)	(520,406)	(21.5)
CareTrust REIT, Inc.	(134,481)	(3,625,608)	(149.7)
Cass Information Systems, Inc.	(15,598)	(669,778)	(27.7)
Centrus Energy Corp., Class A	(51,191)	(2,236,535)	(92.3)
Century Aluminum Co.	(3,181)	(48,065)	(2.0)
Certara, Inc.	(51,039)	(796,719)	(32.9)
Security	Shares	Value	% of Basket Value
United States (continued)
Chesapeake Utilities Corp.	(49,396)	$(5,830,210)	(240.7)%
Clearfield, Inc.	(27,357)	(1,187,294)	(49.0)
CNA Financial Corp.	(112,163)	(5,513,933)	(227.7)
Columbia Financial, Inc.	(23,419)	(421,776)	(17.4)
Conduent, Inc.	(76,533)	(312,255)	(12.9)
Core Laboratories, Inc.	(247,084)	(6,051,087)	(249.8)
Crane NXT Co.	(31,342)	(1,970,785)	(81.4)
Cytek Biosciences, Inc.	(68,078)	(456,803)	(18.9)
Denny’s Corp.	(12,290)	(90,454)	(3.7)
Dine Brands Global, Inc.	(152,790)	(5,475,994)	(226.1)
Distribution Solutions Group, Inc.	(12,303)	(415,226)	(17.1)
DXC Technology Co.	(2,741)	(55,752)	(2.3)
Embecta Corp.	(82,774)	(1,297,069)	(53.6)
Excelerate Energy, Inc., Class A	(23,325)	(469,532)	(19.4)
Expro Group Holdings NV	(102,167)	(2,372,318)	(98.0)
F&G Annuities & Life, Inc.	(18,652)	(804,461)	(33.2)
First Bancorp/Southern Pines NC	(35,521)	(1,484,778)	(61.3)
First Commonwealth Financial Corp.	(84,657)	(1,530,599)	(63.2)
First Community Bankshares, Inc.	(9,827)	(440,053)	(18.2)
First Merchants Corp.	(2,637)	(106,403)	(4.4)
German American Bancorp, Inc.	(1,622)	(63,809)	(2.6)
Global Medical REIT, Inc.	(52,501)	(501,385)	(20.7)
Gogo, Inc.	(52,246)	(474,394)	(19.6)
Goosehead Insurance, Inc., Class A	(62,178)	(5,614,052)	(231.8)
Great Southern Bancorp, Inc.	(5,201)	(325,635)	(13.4)
Grid Dynamics Holdings, Inc.	(14,258)	(183,928)	(7.6)
H&E Equipment Services, Inc.	(4,512)	(235,978)	(9.7)
Hawkins, Inc.	(4,919)	(511,084)	(21.1)
Herbalife Ltd.	(285,634)	(3,507,586)	(144.8)
Innovative Industrial Properties, Inc.	(5,142)	(631,489)	(26.1)
Integra LifeSciences Holdings Corp.	(23,807)	(590,652)	(24.4)
International Bancshares Corp.	(25,122)	(1,694,228)	(70.0)
JBG SMITH Properties	(81,504)	(1,332,590)	(55.0)
JELD-WEN Holding, Inc.	(14,209)	(237,148)	(9.8)
Laureate Education, Inc., Class A	(190,129)	(2,946,999)	(121.7)
Limbach Holdings, Inc.	(7,924)	(504,917)	(20.8)
Littelfuse, Inc.	(14,054)	(3,753,964)	(155.0)
Live Oak Bancshares, Inc.	(37,271)	(1,682,413)	(69.5)
Loar Holdings, Inc.	(7,704)	(481,500)	(19.9)
LTC Properties, Inc.	(74,933)	(2,675,857)	(110.5)
MaxCyte, Inc.	(3,944)	(18,931)	(0.8)
Mercury Systems Inc.	(157,583)	(5,602,076)	(231.3)
Mesa Laboratories, Inc.	(3,974)	(455,102)	(18.8)
MGE Energy, Inc.	(100,637)	(8,839,954)	(365.0)
Middlesex Water Co.	(14,391)	(956,714)	(39.5)
Mission Produce, Inc.	(34,943)	(392,759)	(16.2)
ModivCare, Inc.	(93,545)	(2,134,697)	(88.1)
Montauk Renewables, Inc.	(16,413)	(97,493)	(4.0)
Movado Group, Inc.	(32,093)	(831,209)	(34.3)
MYR Group, Inc.	(1,324)	(185,996)	(7.7)
Navient Corp.	(110,980)	(1,821,182)	(75.2)
NB Bancorp, Inc.	(212,088)	(4,055,123)	(167.4)
NBT Bancorp, Inc.	(25,800)	(1,264,716)	(52.2)
NextDecade Corp.	(32,185)	(261,020)	(10.8)
NextNav, Inc.	(42,374)	(352,128)	(14.5)
Nicolet Bankshares, Inc.	(6,458)	(649,416)	(26.8)
nLight, Inc.	(44,514)	(537,284)	(22.2)
Northern Oil & Gas, Inc.	(173,950)	(7,512,900)	(310.2)
Northwest Natural Holding Co.	(15,672)	(626,567)	(25.9)
NV5 Global, Inc.	(2,103)	(216,903)	(9.0)
Open Lending Corp.	(143,468)	(903,848)	(37.3)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Papa John’s International, Inc.	(68,806)	$(3,043,289)	(125.7)%
Park National Corp.	(4,444)	(786,410)	(32.5)
Pediatrix Medical Group, Inc.	(63,915)	(533,051)	(22.0)
Peloton Interactive, Inc., Class A	(594,530)	(2,116,527)	(87.4)
Phillips Edison & Co., Inc.	(166,948)	(5,859,875)	(241.9)
Pitney Bowes, Inc.	(212,606)	(1,403,200)	(57.9)
PolyPeptide Group AG	(14,734)	(492,272)	(20.3)
PotlatchDeltic Corp.	(74,183)	(3,290,758)	(135.9)
Premier, Inc., Class A	(333,675)	(7,000,501)	(289.0)
RCI Hospitality Holdings, Inc.	(20,172)	(998,111)	(41.2)
Ready Capital Corp.	(148,181)	(1,375,120)	(56.8)
Retail Opportunity Investments Corp.	(52,995)	(792,275)	(32.7)
Rogers Corp.	(1,481)	(180,949)	(7.5)
S&T Bancorp, Inc.	(23,516)	(1,043,640)	(43.1)
Safety Insurance Group, Inc.	(11,783)	(1,008,036)	(41.6)
Schneider National, Inc., Class B	(302,675)	(8,144,984)	(336.3)
Seacoast Banking Corp. of Florida	(25,735)	(716,462)	(29.6)
Sensient Technologies Corp.	(11,257)	(878,609)	(36.3)
Shoals Technologies Group, Inc., Class A	(258,388)	(1,679,522)	(69.3)
Silgan Holdings, Inc.	(107,015)	(5,503,781)	(227.2)
SITE Centers Corp.	(279,791)	(4,322,771)	(178.5)
SiTime Corp.	(7,102)	(1,008,129)	(41.6)
Six Flags Entertainment Corp.	(61,704)	(2,938,962)	(121.3)
STAAR Surgical Co.	(9,854)	(406,477)	(16.8)
Stellar Bancorp, Inc.	(25,598)	(701,385)	(29.0)
TI Fluid Systems PLC	(205,370)	(347,799)	(14.4)
TimkenSteel Corp.	(48,463)	(1,086,540)	(44.9)
Towne Bank	(24,866)	(826,546)	(34.1)
TreeHouse Foods, Inc.	(50,696)	(2,042,035)	(84.3)
Triumph Financial, Inc.	(6,803)	(617,236)	(25.5)
Triumph Group, Inc.	(168,277)	(2,758,060)	(113.9)
Trustmark Corp.	(60,909)	(2,115,370)	(87.3)
UFP Technologies, Inc.	(4,538)	(1,459,375)	(60.3)
United Community Banks, Inc.	(69,445)	(2,149,323)	(88.7)
Uranium Energy Corp.	(381,785)	(2,263,985)	(93.5)
Veris Residential, Inc.	(151,337)	(2,377,504)	(98.2)
Vishay Intertechnology, Inc.	(121,200)	(2,946,372)	(121.7)
Vivid Seats, Inc., Class A	(135,708)	(662,255)	(27.3)
VSE Corp.	(43,149)	(3,839,829)	(158.5)
Warrior Met Coal, Inc.	(30,900)	(2,135,499)	(88.2)
Waystar Holding Corp.	(9,267)	(213,141)	(8.8)
White Mountains Insurance Group Ltd.	(2,783)	(4,970,438)	(205.2)
WisdomTree, Inc.	(45,139)	(538,960)	(22.3)
Worthington Industries, Inc.	(137,209)	(6,848,101)	(282.8)
Xometry, Inc.	(43,376)	(634,591)	(26.2)
XPEL, Inc.	(21,592)	(882,465)	(36.4)
York Water Co.	(8,098)	(334,528)	(13.8)
(232,775,593)
Total Reference Entity — Short		(433,106,564)
Net Value of Reference Entity — Goldman Sachs Bank USA		$2,421,960
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination date 04/18/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	290,777	$1,976,646	(50.8)%
Aristocrat Leisure Ltd.	25,098	893,843	(23.0)
Computershare Ltd.	6,187	111,589	(2.9)
IGO Ltd.	20,302	74,348	(1.9)
Worley Ltd.	58,660	581,844	(15.0)
		3,638,270
Austria
BAWAG Group AG	26,571	1,940,479	(49.9)
Belgium
Liberty Global, Ltd., Class C	205,097	4,124,501	(106.1)
Sofina SA	8,142	1,923,768	(49.5)
Warehouses De Pauw CVA	5,830	157,930	(4.1)
		6,206,199
Canada
Algonquin Power & Utilities Corp.	60,806	379,638	(9.8)
Barrick Gold Corp.	200,258	3,710,281	(95.4)
Celestica, Inc.	29,377	1,540,715	(39.6)
Element Fleet Management Corp.	82,077	1,570,024	(40.4)
Enbridge, Inc.	343,985	12,873,433	(331.2)
FirstService Corp.	20,561	3,585,014	(92.2)
Franco-Nevada Corp.	73,052	9,413,980	(242.2)
Great-West Lifeco, Inc.	68,810	2,066,817	(53.2)
Imperial Oil Ltd.	27,267	1,953,413	(50.3)
Keyera Corp.	60,882	1,717,563	(44.2)
Magna International, Inc.	37,242	1,652,712	(42.5)
Nutrien Ltd.	10,320	529,286	(13.6)
Stantec, Inc.	75,854	6,674,207	(171.7)
Teck Resources Ltd., Class B	23,152	1,134,920	(29.2)
Tourmaline Oil Corp.	56,195	2,472,637	(63.6)
Vermilion Energy, Inc.	40,752	438,321	(11.3)
West Fraser Timber Co. Ltd.	9,201	815,905	(21.0)
		52,528,866
Denmark
Genmab A/S	863	243,773	(6.3)
Finland
Nordea Bank Abp	201,972	2,363,423	(60.8)
France
Carrefour SA	877,015	13,082,635	(336.6)
Credit Agricole SA	151,184	2,294,287	(59.0)
Dassault Aviation SA	153	30,804	(0.8)
Eiffage SA	47,826	4,759,726	(122.4)
Engie SA	15,716	247,058	(6.4)
Eurazeo SE	5,766	453,641	(11.7)
Gaztransport Et Technigaz SA	5,083	748,955	(19.3)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
France (continued)
Legrand SA	11,379	$1,229,466	(31.6)%
Rexel SA	42,664	1,083,960	(27.9)
		23,930,532
Germany
Beiersdorf AG	11,676	1,694,737	(43.6)
Deutsche Lufthansa AG, Registered Shares	627,751	3,933,980	(101.2)
E.ON SE, Class N	526,302	7,380,396	(189.9)
Heidelberg Materials AG	4,562	475,265	(12.2)
K&S AG, Class N, Registered Shares	44,636	575,030	(14.8)
KION Group AG	4,458	176,313	(4.5)
LANXESS AG	1,876	48,976	(1.3)
Nemetschek SE	8,594	820,865	(21.1)
Rheinmetall AG	13,368	7,280,965	(187.3)
		22,386,527
Hong Kong
Swire Properties Ltd.	153,600	242,585	(6.2)
Ireland
Bank of Ireland Group PLC	184,577	2,090,323	(53.8)
Italy
A2A SpA	146,150	309,556	(8.0)
Ferrari NV	1,652	679,918	(17.5)
Mediobanca Banca di Credito Finanziario SpA	54,924	891,594	(22.9)
Moncler SpA	16,399	977,808	(25.2)
Recordati Industria Chimica e Farmaceutica SpA	2,584	140,681	(3.6)
		2,999,557
Japan
Aeon Co. Ltd.	300	6,845	(0.2)
Amada Co. Ltd.	22,900	268,936	(6.9)
ANA Holdings, Inc.	315,300	6,030,971	(155.2)
Asahi Kasei Corp.	55,600	400,946	(10.3)
Astellas Pharma, Inc.	62,200	721,392	(18.5)
Ebara Corp.	21,900	313,619	(8.1)
Fujitsu Ltd.	11,900	216,106	(5.6)
Hulic Co. Ltd.	111,400	1,087,387	(28.0)
J Front Retailing Co. Ltd.	64,900	786,152	(20.2)
Japan Post Holdings Co. Ltd.	409,800	4,339,970	(111.6)
JGC Holdings Corp.	104,700	889,186	(22.9)
Kakaku.com, Inc.	38,900	543,802	(14.0)
KDDI Corp.	4,000	120,360	(3.1)
Kyocera Corp.	90,500	1,139,844	(29.3)
Kyowa Kirin Co. Ltd.	28,900	609,576	(15.7)
Mitsubishi Chemical Group Corp.	127,700	754,227	(19.4)
Mizuho Financial Group, Inc.	127,200	2,907,810	(74.8)
Nikon Corp.	40,300	462,871	(11.9)
Nippon Express Holdings, Inc.	7,300	361,210	(9.3)
Nippon Telegraph & Telephone Corp.	3,948,700	4,208,182	(108.3)
Nissan Motor Co. Ltd.	337,700	1,071,902	(27.6)
Obayashi Corp.	377,000	4,949,755	(127.3)
Obic Co. Ltd.	2,800	426,953	(11.0)
Oji Holdings Corp.	194,700	829,219	(21.3)
Ono Pharmaceutical Co. Ltd.	2,700	39,831	(1.0)
Oracle Corp. Japan	15,800	1,289,741	(33.2)
Otsuka Corp.	74,300	1,647,066	(42.4)
Panasonic Holdings Corp.	80,200	656,933	(16.9)
Persol Holdings Co. Ltd.	119,600	205,126	(5.3)
SCREEN Holdings Co. Ltd.	37,000	3,135,369	(80.7)
Seiko Epson Corp.	29,800	515,850	(13.3)
Shimizu Corp.	485,600	3,051,969	(78.5)
Security	Shares	Value	% of Basket Value
Japan (continued)
Sumitomo Corp.	65,500	$1,627,514	(41.9)%
Sumitomo Mitsui Trust Holdings, Inc.	164,700	4,163,095	(107.1)
Tokio Marine Holdings, Inc.	48,300	1,894,959	(48.7)
Tokyo Tatemono Co. Ltd.	53,200	928,053	(23.9)
Tokyu Fudosan Holdings Corp.	56,200	405,780	(10.4)
		53,008,507
Luxembourg
ArcelorMittal SA	139,752	3,182,249	(81.9)
Macau
Galaxy Entertainment Group Ltd., Class L	31,000	130,321	(3.4)
Netherlands
Redcare Pharmacy NV	62	9,282	(0.2)
New Zealand
Xero Ltd.	6,449	587,614	(15.1)
Norway
Equinor ASA	206,925	5,479,415	(141.0)
Gjensidige Forsikring ASA	27,237	460,789	(11.8)
		5,940,204
Spain
ACS Actividades de Construccion y Servicios SA	179,730	8,029,738	(206.6)
Iberdrola SA	954,356	12,605,319	(324.3)
		20,635,057
Sweden
Autoliv, Inc.	2,025	204,808	(5.3)
United Kingdom
Auto Trader Group PLC	77,687	813,760	(20.9)
Barratt Developments PLC	91,809	621,262	(16.0)
British Land Co. PLC	633,115	3,355,698	(86.3)
BT Group PLC	1,077,801	1,954,594	(50.3)
easyJet PLC	54,717	316,989	(8.1)
Intertek Group PLC	74,352	4,828,266	(124.2)
J Sainsbury PLC	1,358,830	4,818,679	(124.0)
Land Securities Group PLC	25,039	204,754	(5.3)
M&G PLC	1,148,952	3,137,380	(80.7)
Marks & Spencer Group PLC	776,406	3,279,190	(84.4)
Smiths Group PLC	9,161	210,420	(5.4)
Spectris PLC	61,833	2,425,539	(62.4)
TechnipFMC PLC	101,009	2,979,766	(76.7)
		28,946,297
United States
Advanced Drainage Systems, Inc.	12,783	2,263,102	(58.2)
Advanced Micro Devices, Inc.	10,236	1,478,897	(38.0)
AECOM	46,103	4,177,393	(107.5)
Airbnb, Inc., Class A	1,735	242,137	(6.2)
Alaska Air Group, Inc.	31,971	1,199,872	(30.9)
Alcoa Corp.	28,162	930,472	(23.9)
Alnylam Pharmaceuticals, Inc.	10,023	2,380,062	(61.2)
Amdocs Ltd.	5,970	522,196	(13.4)
American Airlines Group, Inc.	482,035	5,128,852	(132.0)
Amgen, Inc.	684	227,409	(5.8)
Aramark	24,592	842,768	(21.7)
Atkore, Inc.	94,143	12,709,305	(327.0)
AutoNation, Inc.	9,164	1,747,758	(45.0)
Avnet, Inc.	8,014	430,833	(11.1)
Bank of America Corp.	50,810	2,048,151	(52.7)
Booz Allen Hamilton Holding Corp., Class A	138,621	19,865,776	(511.1)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Boston Scientific Corp.	11,600	$857,008	(22.0)%
Box, Inc., Class A	18,652	524,494	(13.5)
Boyd Gaming Corp.	3,384	205,984	(5.3)
Broadridge Financial Solutions, Inc.	4,431	948,234	(24.4)
Bruker Corp.	3,078	210,874	(5.4)
Bunge Global SA	4,276	449,963	(11.6)
Cabot Corp.	22,312	2,237,670	(57.6)
CACI International, Inc., Class A	9,398	4,336,989	(111.6)
CarMax, Inc.	29,100	2,457,204	(63.2)
Carnival Corp.	100,035	1,666,583	(42.9)
Carnival PLC	36,206	556,290	(14.3)
Caterpillar, Inc.	18,207	6,303,263	(162.2)
Centene Corp.	201,166	15,473,689	(398.1)
Chemed Corp.	1,507	859,231	(22.1)
Chewy, Inc., Class A	66,345	1,604,222	(41.3)
Cirrus Logic, Inc.	11,546	1,506,522	(38.8)
Cloudflare, Inc., Class A	11,163	865,133	(22.3)
CMS Energy Corp.	6,015	389,772	(10.0)
Comfort Systems USA, Inc.	1,082	359,678	(9.3)
Corteva, Inc.	205,125	11,507,512	(296.1)
Credit Acceptance Corp.	291	167,296	(4.3)
Dell Technologies, Inc., Class C	36,080	4,101,574	(105.5)
Dover Corp.	1,389	255,937	(6.6)
Expedia Group, Inc.	11,704	1,494,250	(38.4)
Ferguson PLC	883	196,600	(5.1)
First American Financial Corp.	3,058	185,254	(4.8)
Flowserve Corp.	26,061	1,317,384	(33.9)
Fox Corp., Class A	32,565	1,238,773	(31.9)
Franklin Resources, Inc.	13,656	312,313	(8.0)
GE Vernova, Inc.	927	165,228	(4.2)
Goldman Sachs Group, Inc.	884	449,983	(11.6)
Graco, Inc.	11,890	1,011,244	(26.0)
H&R Block, Inc.	7,587	439,591	(11.3)
Halozyme Therapeutics, Inc.	12,585	695,447	(17.9)
Honeywell International, Inc.	2,512	514,332	(13.2)
HP, Inc.	73,917	2,667,665	(68.6)
IDEX Corp.	5,993	1,249,421	(32.1)
Invesco Ltd.	134,510	2,321,643	(59.7)
ITT, Inc.	10,824	1,531,163	(39.4)
Jack Henry & Associates, Inc.	9,136	1,566,641	(40.3)
James Hardie Industries PLC, CDI	39,193	1,407,955	(36.2)
Jefferies Financial Group, Inc.	2,316	135,417	(3.5)
Johnson & Johnson	177,972	28,092,880	(722.8)
Jones Lang LaSalle, Inc.	4,036	1,012,632	(26.1)
JPMorgan Chase & Co.	3,401	723,733	(18.6)
KeyCorp	26,879	433,558	(11.2)
Kroger Co.	357,482	19,482,769	(501.2)
Lamar Advertising Co., Class A	2,886	345,916	(8.9)
Louisiana-Pacific Corp.	27,368	2,686,443	(69.1)
Macy’s, Inc.	8,574	148,159	(3.8)
Manhattan Associates, Inc.	11,374	2,904,692	(74.7)
Masco Corp.	48,649	3,787,325	(97.4)
MasTec, Inc.	79,448	8,741,663	(224.9)
Mettler-Toledo International, Inc.	352	535,403	(13.8)
MGM Resorts International	49,889	2,143,730	(55.2)
Mohawk Industries, Inc.	917	147,701	(3.8)
Moody’s Corp.	718	327,753	(8.4)
Morgan Stanley	13,234	1,365,881	(35.1)
New York Times Co., Class A	37,494	2,009,303	(51.7)
NVR, Inc.	351	3,021,225	(77.7)
Oshkosh Corp.	26,910	2,923,771	(75.2)
Security	Shares	Value	% of Basket Value
United States (continued)
Ovintiv, Inc.	87,002	$4,040,373	(103.9)%
PACCAR, Inc.	99,309	9,797,826	(252.1)
Palo Alto Networks, Inc.	574	186,395	(4.8)
Paramount Global, Class B	337,832	3,858,041	(99.3)
Penske Automotive Group, Inc.	17,258	3,004,790	(77.3)
Pentair PLC	15,147	1,330,967	(34.2)
Pinnacle West Capital Corp.	2,841	243,161	(6.3)
Pool Corp.	1,423	532,259	(13.7)
Post Holdings, Inc.	11,621	1,270,873	(32.7)
Power Integrations Inc.	11,963	873,778	(22.5)
Primo Water Corp.	13,729	301,200	(7.7)
Qualys, Inc.	12,791	1,907,650	(49.1)
Reinsurance Group of America, Inc.	17,631	3,974,556	(102.3)
Royal Gold, Inc.	26,407	3,647,335	(93.8)
RPM International, Inc.	29,097	3,534,122	(90.9)
Ryder System, Inc.	768	107,643	(2.8)
S&P Global, Inc.	26,954	13,065,412	(336.1)
Sarepta Therapeutics, Inc.	5,162	734,243	(18.9)
Silicon Laboratories, Inc.	4,114	494,215	(12.7)
Skyworks Solutions, Inc.	16,624	1,888,819	(48.6)
Sysco Corp.	16,949	1,299,141	(33.4)
Target Corp.	22,721	3,417,466	(87.9)
Taylor Morrison Home Corp., Class A	71,829	4,818,289	(124.0)
TE Connectivity Ltd.	14,096	2,175,436	(56.0)
Tractor Supply Co.	1,129	297,288	(7.6)
Trex Co., Inc.	9,048	756,684	(19.5)
Uber Technologies, Inc.	84,364	5,438,947	(139.9)
UGI Corp.	120,562	2,987,526	(76.9)
Universal Health Services, Inc., Class B	2,897	619,263	(15.9)
Valley National Bancorp	2,468	20,731	(0.5)
VeriSign, Inc.	24,395	4,562,109	(117.4)
Verisk Analytics, Inc., Class A	18,881	4,942,102	(127.1)
Visa, Inc., A Shares	4,531	1,203,751	(31.0)
Vistra Corp.	2,051	162,480	(4.2)
W.R. Berkley Corp.	3,242	178,731	(4.6)
Walmart, Inc.	262,115	17,991,574	(462.9)
Warner Bros Discovery, Inc., Class A	372,066	3,218,371	(82.8)
Waters Corp.	16,960	5,703,309	(146.7)
WESCO International, Inc.	58,196	10,181,390	(261.9)
Weyerhaeuser Co.	23,087	733,243	(18.9)
Willis Towers Watson PLC	4,361	1,231,023	(31.7)
Zoetis, Inc.	11,357	586,816	(15.1)
Zoom Video Communications, Inc., Class A	5,849	1,053,054	(27.1)
		342,147,328
Zambia
First Quantum Minerals Ltd.	80,972	991,147	(25.5)
Preferred Stocks
Germany
Volkswagen AG	59,723	6,665,265	(171.5)
Total Reference Entity — Long		581,018,613
Reference Entity — Short
Common Stocks
Austria
Mondi PLC	(206,824)	(4,043,752)	104.0

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Belgium
Lotus Bakeries NV	(222)	$(2,412,205)	62.1%
Syensqo SA	(14,771)	(1,306,167)	33.6
		(3,718,372)
Bermuda
RenaissanceRe Holdings Ltd.	(2,485)	(576,296)	14.8
Canada
RB Global, Inc.	(1)	(80)	0.0
China
Wharf Holdings, Ltd.	(11,000)	(30,160)	0.8
Denmark
Carlsberg A/S, Class B	(12,386)	(1,495,696)	38.5
Coloplast A/S, Class B	(43,965)	(5,715,472)	147.0
Novonesis (Novozymes) B, Class B	(19,593)	(1,247,236)	32.1
		(8,458,404)
Finland
Kesko OYJ, B Shares	(80,358)	(1,453,572)	37.4
Neste OYJ	(30,481)	(615,193)	15.8
		(2,068,765)
France
Bollore SE	(253,136)	(1,575,731)	40.5
EssilorLuxottica SA	(11,133)	(2,547,672)	65.6
Ipsen SA	(12,186)	(1,368,246)	35.2
Sartorius Stedim Biotech	(10,065)	(2,008,477)	51.7
SEB SA	(1,994)	(199,535)	5.1
		(7,699,661)
Germany
Continental AG	(15,404)	(944,324)	24.3
Daimler Truck Holding AG	(133,512)	(5,154,757)	132.6
Deutsche Post AG, Class N	(145,965)	(6,510,846)	167.5
Infineon Technologies AG, Class N	(326,632)	(11,346,588)	291.9
MTU Aero Engines AG, Class N	(20,411)	(5,779,653)	148.7
		(29,736,168)
Hong Kong
Hang Seng Bank Ltd.	(1,800)	(22,042)	0.6
Henderson Land Development Co. Ltd.	(14,000)	(39,324)	1.0
HKT Trust & HKT Ltd., Class SS	(73,000)	(88,415)	2.3
Hong Kong & China Gas Co. Ltd.	(526,000)	(428,623)	11.0
Link REIT	(97)	(409)	0.0
MTR Corp. Ltd.	(298,500)	(965,676)	24.8
Techtronic Industries Co. Ltd.	(268,000)	(3,432,193)	88.3
WH Group Ltd.	(76,000)	(49,403)	1.3
		(5,026,085)
Israel
Check Point Software Technologies Ltd.	(751)	(137,771)	3.6
Global-e Online Ltd.	(10,429)	(357,923)	9.2
Mobileye Global, Inc., Class A	(9,289)	(195,069)	5.0
		(690,763)
Italy
Davide Campari-Milano NV	(114,976)	(1,036,908)	26.7
DiaSorin SpA	(1,211)	(132,085)	3.4
Eni SpA	(152,765)	(2,444,208)	62.9
FinecoBank Banca Fineco SpA	(22,842)	(387,771)	10.0
Security	Shares	Value	% of Basket Value
Italy (continued)
Leonardo SpA	(63,988)	$(1,524,538)	39.2%
Nexi SpA	(229,650)	(1,409,517)	36.2
		(6,935,027)
Japan
Ajinomoto Co., Inc.	(1,900)	(78,252)	2.0
Allegro MicroSystems, Inc.	(13,638)	(327,857)	8.4
Harmonic Drive Systems, Inc.	(31,000)	(851,940)	21.9
Hoshizaki Corp.	(36,800)	(1,158,972)	29.8
Ibiden Co. Ltd.	(24,300)	(941,921)	24.2
Japan Airport Terminal Co. Ltd.	(4,300)	(156,968)	4.0
Japan Petroleum Exploration Co. Ltd.	(44,000)	(1,814,238)	46.7
Japan Real Estate Investment Corp.	(369)	(1,279,879)	32.9
Keisei Electric Railway Co. Ltd.	(16,600)	(496,490)	12.8
Kenedix Office Investment Corp.	(11)	(11,341)	0.3
Kikkoman Corp.	(53,500)	(669,496)	17.2
Kintetsu Group Holdings Co. Ltd., Class L	(15,900)	(368,247)	9.5
Kyushu Electric Power Co., Inc.	(49,600)	(523,556)	13.5
Mercari, Inc.	(1,300)	(19,490)	0.5
MinebeaMitsumi, Inc.	(12,600)	(303,084)	7.8
Nippon Building Fund, Inc.	(488)	(1,883,314)	48.5
Nippon Sanso Holdings Corp.	(20,800)	(679,780)	17.5
Nissan Chemical Corp.	(6,500)	(209,729)	5.4
Niterra Co. Ltd.	(57,800)	(1,711,932)	44.0
Nitori Holdings Co. Ltd.	(1,800)	(220,132)	5.7
Rakus Co. Ltd.	(65,200)	(913,481)	23.5
Rohto Pharmaceutical Co. Ltd.	(55,300)	(1,298,937)	33.4
Secom Co. Ltd.	(9,400)	(600,216)	15.4
SG Holdings Co. Ltd.	(103,400)	(1,051,438)	27.1
Sharp Corp.	(32,700)	(190,437)	4.9
SMC Corp.	(5,200)	(2,530,139)	65.1
SUMCO Corp.	(81,000)	(1,331,671)	34.3
Tohoku Electric Power Co., Inc.	(7,200)	(61,219)	1.6
Tokyo Gas Co. Ltd.	(14,100)	(308,926)	8.0
Toyo Suisan Kaisha Ltd.	(1,100)	(73,860)	1.9
Visional, Inc.	(8,200)	(432,941)	11.1
Yamato Holdings Co. Ltd.	(4,200)	(51,009)	1.3
Yokohama Rubber Co. Ltd.	(8,200)	(186,381)	4.8
		(22,737,273)
Netherlands
Akzo Nobel NV	(15,063)	(931,379)	24.0
Argenx SE	(9,033)	(4,618,448)	118.8
Heineken Holding NV	(57,967)	(4,271,615)	109.9
Heineken NV	(10,109)	(897,080)	23.1
IMCD NV	(4,840)	(695,960)	17.9
JDE Peet’s NV	(116,227)	(2,555,913)	65.7
		(13,970,395)
New Zealand
Auckland International Airport Ltd.	(88,518)	(394,058)	10.1
Mercury NZ Ltd.	(8,921)	(36,528)	1.0
Meridian Energy Ltd.	(135,374)	(523,691)	13.5
		(954,277)
Norway
Orkla ASA	(225,771)	(1,905,393)	49.0
Salmar ASA	(16,457)	(946,850)	24.4
		(2,852,243)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Portugal
Banco Comercial Portugues SA, R Shares	(1,802,764)	$(759,960)	19.6%
Galp Energia SGPS SA	(540,559)	(11,366,015)	292.4
		(12,125,975)
Spain
EDP Renovaveis SA	(91,341)	(1,419,990)	36.5
Sweden
Castellum AB	(148,312)	(1,857,861)	47.8
Epiroc AB, Class A	(370,575)	(6,916,920)	178.0
Epiroc AB, Class B	(70,583)	(1,186,812)	30.5
Getinge AB, B Shares	(122,786)	(2,397,747)	61.7
Investment AB Latour, B Shares	(42,932)	(1,260,760)	32.4
Lifco AB, B Shares	(17,399)	(516,167)	13.3
Sandvik Ab	(659,035)	(13,491,647)	347.1
Skandinaviska Enskilda Banken AB, Class A	(280,198)	(4,309,302)	110.9
		(31,937,216)
Thailand
Fabrinet	(4,157)	(916,868)	23.6
United Kingdom
AstraZeneca PLC	(4,342)	(689,817)	17.7
B&M European Value Retail SA	(161,926)	(975,114)	25.1
British American Tobacco PLC	(182,021)	(6,458,293)	166.2
Coca-Cola Europacific Partners PLC	(217,043)	(16,011,262)	411.9
Diageo PLC	(259,046)	(8,060,208)	207.4
Howden Joinery Group PLC	(91,440)	(1,105,527)	28.4
JD Sports Fashion PLC	(2,099,485)	(3,552,002)	91.4
Next PLC	(38,277)	(4,473,804)	115.1
Schroders PLC	(308,864)	(1,560,836)	40.2
Smith & Nephew PLC	(1,222,446)	(17,618,897)	453.3
Spirax-Sarco Engineering PLC	(33,321)	(3,890,127)	100.1
St James’s Place PLC	(365,496)	(3,219,569)	82.8
Vistry Group PLC	(101,537)	(1,808,510)	46.5
		(69,423,966)
United States
Air Lease Corp., Class A	(63,129)	(3,132,461)	80.6
Alight, Inc., Class A	(49,652)	(375,866)	9.7
Alliant Energy Corp.	(269,792)	(15,016,623)	386.3
Allison Transmission Holdings, Inc.	(16,327)	(1,446,409)	37.2
American Water Works Co., Inc.	(1,271)	(180,940)	4.7
Amkor Technology, Inc.	(13,555)	(442,706)	11.4
Antero Midstream Corp.	(158,154)	(2,271,091)	58.4
Appfolio, Inc., Class A	(8,522)	(1,887,453)	48.6
Applied Materials, Inc.	(7,001)	(1,485,612)	38.2
Aspen Technology, Inc.	(7,278)	(1,367,900)	35.2
ATI, Inc.	(21,679)	(1,467,885)	37.8
Avantor, Inc.	(60,806)	(1,626,560)	41.8
Avis Budget Group, Inc.	(3,830)	(386,868)	9.9
Axis Capital Holdings Ltd.	(41,935)	(3,176,576)	81.7
Ball Corp.	(146,944)	(9,379,436)	241.3
Bath & Body Works, Inc.	(8,689)	(319,321)	8.2
Bill Holdings, Inc.	(21,230)	(1,060,651)	27.3
BJ’s Wholesale Club Holdings, Inc.	(26,508)	(2,331,644)	60.0
BP PLC	(65,312)	(386,066)	9.9
Braze, Inc., Class A	(9,089)	(400,461)	10.3
Broadcom, Inc.	(30,061)	(4,830,201)	124.3
Brown & Brown, Inc.	(28,337)	(2,817,548)	72.5
Chesapeake Energy Corp.	(29,308)	(2,237,080)	57.6
Core & Main, Inc., Class A	(79,903)	(4,272,413)	109.9
Costco Wholesale Corp.	(948)	(779,256)	20.0
Security	Shares	Value	% of Basket Value
United States (continued)
Coty, Inc., Class A	(21,301)	$(211,945)	5.4%
Crane Co.	(17,539)	(2,813,606)	72.4
DaVita, Inc.	(911)	(124,461)	3.2
Deere & Co.	(16,138)	(6,003,013)	154.4
Dollar Tree, Inc.	(241)	(25,146)	0.6
Doximity, Inc., Class A	(49,225)	(1,378,300)	35.5
Duke Energy Corp.	(1,358)	(148,389)	3.8
Duolingo, Inc.	(4,277)	(735,387)	18.9
Dutch Bros, Inc., Class A	(42,314)	(1,618,511)	41.6
Edwards Lifesciences Corp.	(58,523)	(3,689,875)	94.9
Entergy Corp.	(995)	(115,390)	3.0
Erie Indemnity Co., Class A	(1,332)	(587,612)	15.1
Extra Space Storage, Inc.	(26,734)	(4,267,281)	109.8
Fastenal Co.	(197,705)	(13,987,629)	359.9
First Solar, Inc.	(28,465)	(6,148,155)	158.2
Freshworks, Inc., Class A	(83,299)	(1,041,238)	26.8
Gentex Corp.	(37,656)	(1,169,595)	30.1
Global Payments, Inc.	(3,118)	(316,914)	8.1
Globus Medical, Inc., Class A	(65,896)	(4,741,876)	122.0
Graphic Packaging Holding Co.	(181,684)	(5,468,688)	140.7
Healthcare Realty Trust, Inc., Class A	(21,719)	(384,209)	9.9
HealthEquity, Inc.	(1,517)	(119,054)	3.1
Hormel Foods Corp.	(80,539)	(2,586,107)	66.5
Hyatt Hotels Corp., Class A	(17,229)	(2,538,349)	65.3
ICON PLC, ADR	(10,568)	(3,470,954)	89.3
Interactive Brokers Group, Inc., Class A	(3,789)	(451,914)	11.6
International Flavors & Fragrances, Inc.	(1,952)	(194,185)	5.0
International Paper Co.	(208,978)	(9,713,297)	249.9
Intuitive Surgical, Inc.	(15,611)	(6,940,807)	178.6
Keurig Dr. Pepper, Inc.	(147,034)	(5,040,326)	129.7
Kinder Morgan, Inc.	(479,919)	(10,140,688)	260.9
Kirby Corp.	(55,792)	(6,855,721)	176.4
L3Harris Technologies, Inc.	(1,356)	(307,663)	7.9
Lantheus Holdings, Inc.	(1,769)	(185,444)	4.8
MACOM Technology Solutions Holdings, Inc., Class H	(10,312)	(1,040,687)	26.8
Madrigal Pharmaceuticals, Inc.	(13,837)	(3,938,840)	101.3
MarketAxess Holdings, Inc.	(10,143)	(2,267,265)	58.3
Marvell Technology, Inc.	(41,491)	(2,779,067)	71.5
Matador Resources Co.	(60,626)	(3,727,286)	95.9
Modine Manufacturing Co.	(18,620)	(2,190,829)	56.4
Molson Coors Beverage Co., Class B	(2,171)	(114,737)	2.9
National Storage Affiliates Trust	(61,425)	(2,614,862)	67.3
Noble Corp. PLC	(52,160)	(2,462,995)	63.4
Old Dominion Freight Line, Inc.	(5,675)	(1,192,772)	30.7
Omnicom Group, Inc.	(39,513)	(3,873,855)	99.7
Onto Innovation, Inc.	(4,681)	(895,475)	23.0
Option Care Health, Inc.	(82,553)	(2,450,999)	63.1
Packaging Corp. of America	(7,786)	(1,556,188)	40.0
Parsons Corp.	(6,349)	(580,108)	14.9
PayPal Holdings, Inc.	(10,675)	(702,202)	18.1
Permian Resources Corp., Class A	(149,708)	(2,296,521)	59.1
Pinnacle Financial Partners, Inc.	(3,098)	(298,399)	7.7
Planet Fitness, Inc., Class A	(13,857)	(1,021,261)	26.3
Primerica, Inc.	(633)	(159,370)	4.1
Procore Technologies, Inc.	(30,207)	(2,145,603)	55.2
PTC, Inc.	(31,681)	(5,634,466)	145.0
Public Service Enterprise Group, Inc.	(148,300)	(11,829,891)	304.3
QIAGEN NV	(21,532)	(958,043)	24.6
Raymond James Financial, Inc.	(27,080)	(3,141,280)	80.8
Rexford Industrial Realty, Inc.	(249,977)	(12,526,347)	322.3

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Robinhood Markets, Inc., Class A	(130,151)	$(2,677,206)	68.9%
Rocket Cos., Inc., Class A	(40,454)	(654,950)	16.8
Roivant Sciences Ltd.	(33,430)	(362,716)	9.3
Roper Technologies, Inc.	(69,689)	(37,963,083)	976.7
Ryman Hospitality Properties, Inc.	(29,074)	(2,922,228)	75.2
Saia, Inc.	(16,880)	(7,053,308)	181.5
Samsara, Inc., Class A	(15,620)	(597,934)	15.4
Sempra	(3,010)	(240,981)	6.2
Simpson Manufacturing Co., Inc.	(20,428)	(3,924,015)	101.0
Sinch AB	(44,038)	(119,362)	3.1
Smurfit WestRock PLC	(129,923)	(5,825,747)	149.9
Solventum Corp.	(38,274)	(2,253,573)	58.0
STAG Industrial, Inc.	(63,953)	(2,609,922)	67.1
Starwood Property Trust, Inc.	(142,825)	(2,849,359)	73.3
SVB Financial Group	(216)	(4)	0.0
Symbotic, Inc., Class A	(4,751)	(127,374)	3.3
Take-Two Interactive Software, Inc.	(39,654)	(5,969,117)	153.6
Teledyne Technologies, Inc.	(7,883)	(3,325,522)	85.6
Terreno Realty Corp.	(130,140)	(8,902,877)	229.0
TKO Group Holdings, Inc., Class A	(13,290)	(1,453,262)	37.4
Toast, Inc., Class A	(16,343)	(427,533)	11.0
UnitedHealth Group, Inc.	(25,605)	(14,752,577)	379.5
Valaris Ltd.	(55,567)	(4,367,011)	112.3
Valvoline, Inc.	(24,202)	(1,125,393)	28.9
Vaxcyte, Inc.	(29,840)	(2,354,078)	60.6
Vertex Pharmaceuticals, Inc.	(3,747)	(1,857,463)	47.8
Wyndham Hotels & Resorts, Inc.	(66,696)	(5,050,221)	129.9
Zebra Technologies Corp., Class A	(2,326)	(816,868)	21.0
		(359,583,788)
Total Reference Entity — Short		(584,905,524)
Net Value of Reference Entity — UBS AG		$(3,886,911)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination dates 05/11/26 — 05/15/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Challenger Ltd.	328,612	$1,514,553	(213.1)%
Credit Corp Group Ltd.	88,936	1,020,219	(143.6)
Dicker Data Ltd.	100,437	672,810	(94.7)
Downer EDI Ltd.	337,795	1,102,570	(155.2)
Lendlease Corp Ltd.	332,257	1,371,508	(193.0)
NRW Holdings Ltd.	188,755	413,398	(58.2)
Temple & Webster Group Ltd.	65,346	418,363	(58.9)
Ventia Services Group Pty. Ltd.	219,444	631,790	(88.9)
		7,145,211
Austria
ANDRITZ AG	8,219	526,512	(74.1)
Security	Shares	Value	% of Basket Value
Austria (continued)
Kontron AG	7,804	$165,345	(23.3)%
Raiffeisen Bank International AG	21,084	411,039	(57.8)
		1,102,896
Canada
Canfor Corp.	9,284	106,514	(15.0)
Cargojet, Inc.	7,807	737,527	(103.8)
Centerra Gold, Inc.	261,789	1,755,815	(247.1)
CI Financial Corp.	114,994	1,390,106	(195.6)
Innergex Renewable Energy, Inc.	198,597	1,365,071	(192.1)
North American Construction Group Ltd.	41,608	832,371	(117.1)
Obsidian Energy Ltd.	148,694	1,112,526	(156.6)
Seabridge Gold, Inc.	33,300	552,568	(77.8)
Secure Energy Services, Inc.	966,070	8,529,601	(1,200.4)
SSR Mining, Inc.	90,033	499,513	(70.3)
Torex Gold Resources, Inc.	428	6,786	(0.9)
Trican Well Service Ltd.	136,684	498,959	(70.2)
		17,387,357
France
Etablissements Maurel et Prom SA	97,415	594,860	(83.7)
ICADE	21,554	479,058	(67.4)
		1,073,918
Georgia
TBC Bank Group PLC	11,510	458,697	(64.6)
Germany
CECONOMY AG	280,310	845,469	(119.0)
Deutsche Pfandbriefbank AG	60,755	342,865	(48.3)
Deutsche Wohnen SE	18,046	358,389	(50.4)
Duerr AG	17,299	380,484	(53.5)
Grand City Properties SA	44,029	519,013	(73.0)
SAF-Holland SE	10,343	211,587	(29.8)
		2,657,807
Israel
Cellebrite Di Ltd.	139,508	1,911,260	(269.0)
Ituran Location and Control Ltd.	39,469	1,044,744	(147.0)
		2,956,004
Italy
Banca IFIS SpA	13,720	322,084	(45.3)
Brunello Cucinelli SpA	5,665	529,152	(74.5)
Credito Emiliano SpA	10,398	113,823	(16.0)
De’ Longhi SpA	22,508	709,459	(99.9)
Hera SpA	79,286	290,107	(40.8)
Maire SpA	8,128	64,494	(9.1)
PRADA SpA	90,500	652,447	(91.8)
Sesa SpA	587	64,503	(9.1)
Webuild SpA	472,405	1,236,688	(174.0)
		3,982,757
Japan
77 Bank Ltd.	15,100	471,409	(66.3)
Aisan Industry Co. Ltd.	24,800	250,408	(35.2)
Alfresa Holdings Corp.	29,400	459,298	(64.6)
Alps Alpine Co., Ltd.	219,200	2,323,178	(326.9)
BML, Inc.	16,000	319,194	(44.9)
Citizen Watch Co. Ltd.	732,800	4,941,242	(695.4)
Coca-Cola Bottlers Japan Holdings, Inc.	127,000	1,893,915	(266.5)
DeNA Co. Ltd.	57,200	591,310	(83.2)
Digital Garage, Inc.	169,600	3,154,428	(443.9)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Eizo Corp.	13,800	$446,580	(62.9)%
Furukawa Electric Co. Ltd.	47,500	1,299,446	(182.9)
GMO internet group, Inc.	72,500	1,201,213	(169.0)
Hyakugo Bank Ltd.	394,100	1,764,532	(248.3)
Itochu Enex Co. Ltd.	10,900	124,423	(17.5)
JINS Holdings, Inc.	29,400	902,457	(127.0)
Kaneka Corp.	62,200	1,758,636	(247.5)
Keiyo Bank Ltd.	302,500	1,702,338	(239.6)
Konica Minolta, Inc.	425,200	1,246,624	(175.4)
Kyoritsu Maintenance Co. Ltd.	107,800	2,092,829	(294.5)
Mitsui Mining & Smelting Co. Ltd.	85,400	2,847,108	(400.7)
Nippon Shinyaku Co. Ltd.	308,500	7,054,009	(992.7)
Nittetsu Mining Co. Ltd.	6,100	193,448	(27.2)
Noritz Corp.	42,600	533,291	(75.1)
NTN Corp.	755,100	1,527,524	(215.0)
Sanki Engineering Co. Ltd.	10,300	161,044	(22.7)
Shibaura Machine Co. Ltd.	15,800	388,309	(54.7)
SHO-BOND Holdings Co. Ltd.	47,600	1,833,198	(258.0)
Sundrug Co., Ltd.	69,700	1,935,594	(272.4)
Taikisha Ltd.	13,400	461,914	(65.0)
Toho Holdings Co. Ltd.	169,200	4,920,073	(692.4)
Tokyotokeiba Co. Ltd.	52,300	1,465,935	(206.3)
Toridoll Holdings Corp.	31,700	829,041	(116.7)
Towa Corp.	9,400	541,452	(76.2)
Tsubakimoto Chain Co.	11,000	475,698	(66.9)
Wacom Co. Ltd.	11,200	54,011	(7.6)
YAMABIKO Corp.	17,500	247,937	(34.9)
Yamazen Corp.	11,300	116,887	(16.5)
Yaoko Co. Ltd.	2,700	165,133	(23.2)
Yokogawa Bridge Holdings Corp.	16,500	298,594	(42.0)
Yuasa Trading Co. Ltd.	6,200	231,309	(32.6)
		53,224,969
Netherlands
Koninklijke BAM Groep NV	97,228	402,949	(56.7)
Norway
Aker Solutions ASA	123,577	589,604	(83.0)
Elkem ASA	141,522	295,348	(41.6)
Odfjell Drilling Ltd.	33,060	172,773	(24.3)
Wallenius Wilhelmsen ASA	53,330	495,875	(69.8)
		1,553,600
Portugal
Mota-Engil SGPS SA	160,884	631,259	(88.8)
Sweden
Attendo AB	56	245	(0.0)
Switzerland
International Workplace Group PLC	187,968	417,345	(58.7)
United Kingdom
Ashmore Group PLC	427,473	948,613	(133.5)
Ashtead Technology Holdings PLC	37,039	413,779	(58.2)
Britvic PLC	215,660	3,521,801	(495.6)
Currys PLC	623,298	651,842	(91.8)
Empiric Student Property PLC	339,027	420,101	(59.1)
Firstgroup PLC	227,071	512,012	(72.1)
Global Ship Lease, Inc., Class A	41,480	1,095,902	(154.2)
Investec PLC	197,004	1,559,883	(219.5)
J D Wetherspoon PLC	78,647	754,746	(106.2)
Jupiter Fund Management PLC	326,596	369,299	(52.0)
Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Mitchells & Butlers PLC	95,894	$384,145	(54.1)%
Morgan Sindall Group PLC	5,354	197,758	(27.8)
Savills PLC	73,251	1,201,582	(169.1)
SSP Group PLC	336,705	791,834	(111.5)
Synthomer PLC	14,585	49,648	(7.0)
TP ICAP Group PLC	195,399	556,397	(78.3)
Vesuvius PLC	29,128	180,708	(25.4)
		13,610,050
United States
1-800-Flowers.com, Inc., Class A	23,190	240,248	(33.8)
ABM Industries, Inc.	101,351	5,631,062	(792.5)
Accel Entertainment, Inc., Class A	17,206	209,913	(29.5)
Allient, Inc.	10,845	313,854	(44.2)
Alphatec Holdings, Inc.	208,314	2,103,971	(296.1)
American Assets Trust, Inc.	55,138	1,462,260	(205.8)
Amneal Pharmaceuticals, Inc.	290,454	2,129,028	(299.6)
Anywhere Real Estate, Inc.	98,364	464,278	(65.3)
Apogee Enterprises, Inc.	2,306	158,284	(22.3)
Arcosa Inc.	36,085	3,352,657	(471.8)
Atmus Filtration Technologies, Inc.	232,159	7,159,784	(1,007.6)
AtriCure, Inc.	19,474	420,054	(59.1)
Camden National Corp.	16,170	673,966	(94.9)
Castle Biosciences, Inc.	14,943	360,575	(50.8)
Central Garden & Pet Co., Class A	170,243	5,849,549	(823.2)
Chefs’ Warehouse, Inc.	98,822	4,110,007	(578.4)
Chimera Investment Corp.	173,133	2,529,473	(356.0)
ConnectOne Bancorp, Inc.	10,887	263,683	(37.1)
Coursera, Inc.	107,874	1,003,228	(141.2)
CSG Systems International, Inc.	18,954	887,805	(124.9)
Deluxe Corp.	27,945	681,299	(95.9)
DigitalOcean Holdings, Inc.	138,655	4,593,640	(646.5)
Dime Community Bancshares, Inc.	18,713	473,065	(66.6)
Eagle Bancorp, Inc.	16,138	347,290	(48.9)
El Pollo Loco Holdings, Inc.	58,532	705,896	(99.3)
EverQuote, Inc., Class A	27,871	727,154	(102.3)
EZCORP, Inc., Class A	12,762	132,980	(18.7)
FB Financial Corp.	11,298	527,504	(74.2)
Fulgent Genetics, Inc.	2,715	64,970	(9.1)
GQG Partners, Inc., CDI	630,155	1,229,980	(173.1)
Grocery Outlet Holding Corp.	2,303	45,047	(6.3)
Hackett Group, Inc.	11,802	321,959	(45.3)
Health Catalyst, Inc.	67,185	495,153	(69.7)
Healthcare Services Group, Inc.	10,607	121,238	(17.1)
HealthStream, Inc.	23,031	684,251	(96.3)
Heidrick & Struggles International, Inc.	25,796	1,035,451	(145.7)
Innoviva, Inc.	4,145	78,092	(11.0)
Integer Holdings Corp.	484	57,480	(8.1)
Kohl’s Corp.	3,096	67,059	(9.4)
Ligand Pharmaceuticals, Inc.	26,322	2,868,835	(403.7)
M/I Homes, Inc.	12,417	2,071,528	(291.5)
Magnite, Inc.	225,449	3,278,028	(461.3)
Marqeta, Inc., Class A	162,600	876,414	(123.3)
Methode Electronics, Inc.	3,778	47,829	(6.7)
Midland States Bancorp, Inc.	2,731	64,834	(9.1)
MillerKnoll, Inc.	43,268	1,342,173	(188.9)
OceanFirst Financial Corp.	13,142	238,790	(33.6)
Park Hotels & Resorts, Inc.	944,758	14,228,056	(2,002.3)
Paymentus Holdings, Inc., Class A	22,140	468,261	(65.9)
Pennant Group, Inc.	6,067	180,857	(25.5)
PRA Group, Inc.	37,031	986,876	(138.9)

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Premier Financial Corp.	24,086	$610,339	(85.9)%
QuidelOrtho Corp.	37,804	1,485,319	(209.0)
REX American Resources Corp.	11,571	587,923	(82.7)
Saul Centers, Inc.	34,140	1,350,237	(190.0)
SI-BONE, Inc.	17,697	268,994	(37.9)
Southside Bancshares, Inc.	6,029	210,955	(29.7)
Strategic Education, Inc.	36,156	3,810,842	(536.3)
Talen Energy Corp.	62,087	7,739,145	(1,089.1)
TTM Technologies, Inc.	20,430	395,933	(55.7)
Tutor Perini Corp.	62,491	1,555,401	(218.9)
Universal Corp.	926	49,467	(7.0)
Univest Financial Corp.	3,807	105,264	(14.8)
Viad Corp.	11,560	384,370	(54.1)
Vital Farms, Inc.	12,887	470,247	(66.2)
Vitesse Energy, Inc.	35,735	927,681	(130.6)
WK Kellogg Co.	65,933	1,160,421	(163.3)
World Acceptance Corp.	27,963	3,414,842	(480.6)
Yext, Inc.	18,042	103,922	(14.6)
		102,996,970
Investment Companies
Luxembourg
BBGI Global Infrastructure SA	310,029	556,387	(78.3)
Preferred Stocks
Germany
Schaeffler AG	162,162	888,160	(125.0)
Total Reference Entity — Long		211,046,581
Reference Entity — Short
Common Stocks
Australia
Amotiv Ltd.	(5,339)	(37,916)	5.3
Champion Iron Ltd.	(42,812)	(175,926)	24.8
EVT Ltd.	(10,211)	(77,462)	10.9
Sigma Healthcare Ltd.	(332,129)	(282,981)	39.8
Silex Systems Ltd.	(96,114)	(295,838)	41.6
Strike Energy Ltd.	(1,211,592)	(158,402)	22.3
		(1,028,525)
Austria
EVN AG	(14,125)	(461,684)	65.0
Belgium
Azelis Group NV	(60,957)	(1,154,761)	162.5
VGP NV	(10,776)	(1,167,542)	164.3
		(2,322,303)
Bermuda
SiriusPoint Ltd.	(260,293)	(3,740,410)	526.4
Canada
Canadian Solar, Inc.	(7,812)	(129,523)	18.2
Encore Energy Corp.	(39,660)	(155,118)	21.8
EQB, Inc.	(20,993)	(1,465,321)	206.2
Skeena Resources Ltd.	(5,085)	(33,111)	4.7
Sprott, Inc.	(1,449)	(64,576)	9.1
		(1,847,649)
Costa Rica
Establishment Labs Holdings, Inc.	(15,017)	(667,356)	93.9
Denmark
ALK-Abello A/S	(18,016)	(406,079)	57.2
Security	Shares	Value	% of Basket Value
Denmark (continued)
Chemometec A/S	(20,699)	$(1,147,519)	161.5%
FLSmidth & Co. A/S	(4,741)	(241,854)	34.0
Ringkjoebing Landbobank A/S	(8,030)	(1,421,262)	200.0
Royal Unibrew A/S	(5,905)	(463,620)	65.3
Scandinavian Tobacco Group A/S, Class A	(3,604)	(52,789)	7.4
		(3,733,123)
Faeroe Islands
Bakkafrost P/F	(9,156)	(478,261)	67.3
Finland
Nokian Renkaat OYJ	(84,555)	(771,502)	108.6
France
Neoen SA	(22,290)	(929,448)	130.8
Verallia SA	(15,016)	(441,701)	62.2
		(1,371,149)
Germany
Eckert & Ziegler SE	(5,135)	(240,325)	33.8
Fraport AG Frankfurt Airport Services Worldwide	(31,650)	(1,607,291)	226.2
Sixt SE	(12,537)	(874,779)	123.1
		(2,722,395)
Ghana
Tullow Oil PLC	(3,751)	(1,477)	0.2
Israel
Energean PLC	(15,663)	(201,155)	28.3
OPC Energy Ltd.	(11,462)	(81,748)	11.5
		(282,903)
Italy
Ermenegildo Zegna NV	(18,211)	(205,784)	28.9
Eurogroup Laminations SpA	(33,653)	(125,613)	17.7
		(331,397)
Japan
Advance Residence Investment Corp.	(254)	(532,885)	75.0
Alps Logistics Co. Ltd.	(34,800)	(1,324,549)	186.4
Anycolor, Inc.	(106,200)	(1,802,379)	253.6
Asahi Yukizai Corp.	(5,100)	(163,237)	23.0
Atom Corp.	(8,900)	(44,271)	6.2
Base Co. Ltd.	(8,600)	(161,418)	22.7
C Uyemura & Co. Ltd.	(3,500)	(251,141)	35.3
Change Holdings, Inc.	(60,600)	(452,254)	63.6
Chiyoda Corp.	(494,400)	(1,012,794)	142.5
Chubu Steel Plate Co., Ltd.	(300)	(5,042)	0.7
Colowide Co Ltd.	(128,400)	(1,767,509)	248.7
Cover Corp.	(35,596)	(465,764)	65.5
Daiei Kankyo Co. Ltd.	(15,700)	(300,290)	42.3
Enplas Corp.	(8,700)	(440,957)	62.1
Fujita Kanko, Inc.	(7,600)	(432,172)	60.8
Fukuyama Transporting Co. Ltd.	(16,400)	(442,376)	62.3
Future Corp.	(3,900)	(44,652)	6.3
Hirata Corp.	(1,200)	(49,671)	7.0
Iino Kaiun Kaisha Ltd.	(58,700)	(496,058)	69.8
Izumi Co. Ltd.	(2,200)	(52,418)	7.4
J Trust Co. Ltd.	(57,200)	(157,072)	22.1
K&O Energy Group, Inc.	(6,400)	(145,597)	20.5
KeePer Technical Laboratory Co. Ltd.	(24,300)	(588,213)	82.8
KH Neochem Co. Ltd.	(1,800)	(26,848)	3.8
Kosaido Holdings Co. Ltd.	(120,400)	(432,452)	60.9
Krosaki Harima Corp.	(5,600)	(98,605)	13.9
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Mars Group Holdings Corp.	(23,300)	$(570,207)	80.2%
Mitsui E&S Co. Ltd.	(171,127)	(1,489,790)	209.7
Mori Hills REIT Investment Corp.	(299)	(256,962)	36.2
Nippon Pillar Packing Co. Ltd.	(1,100)	(37,299)	5.2
Nitto Kogyo Corp.	(11,500)	(261,468)	36.8
Nomura Micro Science Co. Ltd.	(69,600)	(1,657,294)	233.2
Orient Corp.	(41,700)	(292,409)	41.2
OSAKA Titanium Technologies Co. Ltd.	(34,481)	(564,823)	79.5
RENOVA, Inc.	(105,900)	(649,111)	91.3
Roland Corp.	(5,900)	(152,913)	21.5
Ryoyo Ryosan Holdings, Inc.	(2,376)	(45,532)	6.4
Shin Nippon Biomedical Laboratories Ltd.	(22,700)	(189,756)	26.7
Sosei Group Corp.	(110,600)	(1,237,550)	174.2
Star Micronics Co. Ltd.	(19,400)	(272,249)	38.3
SUNWELS Co. Ltd.	(26,700)	(452,817)	63.7
Tama Home Co. Ltd.	(90,400)	(2,704,356)	380.6
Torishima Pump Manufacturing Co. Ltd.	(4,600)	(95,392)	13.4
Toyo Gosei Co. Ltd.	(5,600)	(347,923)	49.0
Universal Entertainment Corp.	(5,200)	(53,043)	7.5
Workman Co. Ltd.	(76,600)	(2,189,608)	308.1
Yodogawa Steel Works Ltd.	(5,700)	(214,338)	30.2
		(25,425,464)
Malta
Gambling.com Group Ltd.	(8,432)	(81,116)	11.4
Mexico
Borr Drilling Ltd., ADR	(8,804)	(60,307)	8.5
Netherlands
AMG Critical Materials NV	(63,788)	(1,085,144)	152.7
Fugro NV	(46,867)	(1,251,723)	176.2
Koninklijke Vopak NV	(14,766)	(659,643)	92.8
		(2,996,510)
New Zealand
Ryman Healthcare Ltd.	(282,577)	(763,830)	107.5
Nigeria
Airtel Africa PLC	(1,171,324)	(1,717,315)	241.7
Norway
FLEX LNG Ltd.	(9,105)	(244,925)	34.5
Grieg Seafood ASA	(24,100)	(140,594)	19.8
MPC Container Ships ASA	(422,341)	(886,083)	124.7
NEL ASA	(62,200)	(33,512)	4.7
		(1,305,114)
Singapore
AEM Holdings Ltd.	(22,826)	(28,798)	4.1
Spain
Vidrala SA	(6,360)	(661,901)	93.1
Viscofan SA	(15,855)	(1,057,177)	148.8
		(1,719,078)
Sweden
Axfood AB	(74,356)	(1,844,111)	259.5
Hms Networks Ab	(3,470)	(134,996)	19.0
Paradox Interactive AB	(2,953)	(42,327)	6.0
Stillfront Group AB	(27,180)	(22,725)	3.2
Thule Group AB	(29,681)	(820,601)	115.5
		(2,864,760)
Security	Shares	Value	% of Basket Value
Switzerland
Garrett Motion, Inc.	(96,243)	$(843,089)	118.6%
United Kingdom
Alpha Financial Markets Consulting PLC	(92,471)	(592,003)	83.3
Auction Technology Group PLC	(15,335)	(100,145)	14.1
Fidelis Insurance Holdings Ltd.	(60,962)	(1,084,514)	152.6
Ibstock PLC	(76,383)	(180,285)	25.4
International Distributions Services PLC	(403,187)	(1,788,902)	251.7
Marex Group PLC	(1,828)	(39,083)	5.5
Mobico Group PLC	(574,354)	(416,086)	58.6
OSB Group PLC	(29,355)	(194,227)	27.3
Oxford Instruments PLC	(10,587)	(341,614)	48.1
Renishaw PLC	(10,679)	(519,893)	73.2
Victrex PLC	(17,046)	(241,048)	33.9
		(5,497,800)
United States
AAR Corp.	(27,258)	(1,760,867)	247.8
Adeia, Inc.	(75,919)	(892,048)	125.5
AerSale Corp.	(62,013)	(417,968)	58.8
American Coastal Insurance Corp., Class C	(1,448)	(17,680)	2.5
Anterix, Inc.	(41,040)	(1,652,270)	232.5
Apollo Commercial Real Estate Finance, Inc.	(86,863)	(946,807)	133.2
Applied Digital Corp.	(10,889)	(52,921)	7.4
Arrow Financial Corp.	(13,607)	(428,893)	60.4
Artesian Resources Corp., Class A	(6,889)	(269,842)	38.0
Asana, Inc., Class A	(30,990)	(450,904)	63.5
Atlas Energy Solutions, Inc.	(81,447)	(1,729,934)	243.5
Baldwin Insurance Group, Inc., Class A	(41,395)	(1,810,617)	254.8
Bank First Corp.	(522)	(48,389)	6.8
Banner Corp.	(3,039)	(179,970)	25.3
Bausch & Lomb Corp.	(3,189)	(54,915)	7.7
Beyond, Inc.	(3,546)	(40,070)	5.6
BGC Group, Inc., Class A	(34,460)	(317,377)	44.7
Blackbaud, Inc.	(23,246)	(1,845,267)	259.7
Boston Omaha Corp., Class A	(23,739)	(348,963)	49.1
BRC, Inc.	(4,910)	(28,036)	3.9
BrightView Holdings Inc.	(97,626)	(1,404,838)	197.7
Burke & Herbert Financial Services Corp.	(1,539)	(104,190)	14.7
Calix, Inc.	(51,021)	(2,098,494)	295.3
Certara, Inc.	(49,260)	(768,949)	108.2
CEVA, Inc.	(24,526)	(491,746)	69.2
Clearfield, Inc.	(3,851)	(167,133)	23.5
Coastal Financial Corp.	(8,756)	(461,441)	64.9
Columbia Financial, Inc.	(18,450)	(332,284)	46.8
Conduent, Inc.	(27,150)	(110,772)	15.6
Cricut, Inc., Class A	(38,192)	(237,172)	33.4
Cytek Biosciences, Inc.	(34,109)	(228,871)	32.2
DiamondRock Hospitality Co.	(194,860)	(1,603,698)	225.7
Distribution Solutions Group, Inc.	(13,334)	(450,022)	63.3
Dorman Products, Inc.	(38,105)	(3,862,704)	543.6
Eastern Bankshares, Inc.	(103,362)	(1,719,944)	242.0
Eastman Kodak Co.	(206,633)	(1,200,538)	169.0
Embecta Corp.	(59,995)	(940,122)	132.3
Enerpac Tool Group Corp., Class A	(57,362)	(2,305,952)	324.5
Enfusion, Inc., Class A	(92,453)	(876,454)	123.3
Excelerate Energy, Inc., Class A	(29,626)	(596,371)	83.9
F&G Annuities & Life, Inc.	(9,084)	(391,793)	55.1
First Commonwealth Financial Corp.	(92,388)	(1,670,375)	235.1
First Community Bankshares, Inc.	(2,343)	(104,920)	14.8
Four Corners Property Trust, Inc.	(133,460)	(3,622,104)	509.7

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Fulton Financial Corp.	(183,972)	$(3,563,538)	501.5%
Global Medical REIT, Inc.	(67,676)	(646,306)	91.0
Gogo, Inc.	(91,493)	(830,756)	116.9
Goosehead Insurance, Inc., Class A	(44,633)	(4,029,914)	567.1
Granite Construction, Inc.	(40,004)	(2,738,674)	385.4
Great Southern Bancorp, Inc.	(3,745)	(234,474)	33.0
Grid Dynamics Holdings, Inc.	(19,112)	(246,545)	34.7
Hanesbrands, Inc.	(955,015)	(5,672,789)	798.3
HighPeak Energy, Inc.	(5,280)	(88,757)	12.5
I3 Verticals, Inc., Class A	(41,947)	(1,028,121)	144.7
Ibotta, Inc., Class A	(31,441)	(2,114,093)	297.5
Ingevity Corp.	(78,263)	(3,591,489)	505.4
Inmode Ltd.	(82,206)	(1,489,573)	209.6
Innodata Inc.	(3,048)	(58,979)	8.3
Instructure Holdings, Inc.	(33,474)	(781,953)	110.0
International Bancshares Corp.	(22,564)	(1,521,716)	214.1
Knowles Corp.	(27,680)	(505,714)	71.2
Ladder Capital Corp., Class A	(62,640)	(751,680)	105.8
Leonardo DRS, Inc.	(69,874)	(1,970,447)	277.3
Limbach Holdings, Inc.	(5,482)	(349,313)	49.2
Live Oak Bancshares, Inc.	(94,641)	(4,272,095)	601.2
MarineMax, Inc.	(30,625)	(1,067,894)	150.3
Marten Transport Ltd.	(110,947)	(2,086,913)	293.7
MasterCraft Boat Holdings, Inc.	(121,498)	(2,658,376)	374.1
MaxCyte, Inc.	(30,827)	(147,970)	20.8
MeridianLink, Inc.	(51,575)	(1,218,717)	171.5
Mesa Laboratories, Inc.	(1,098)	(125,743)	17.7
Middlesex Water Co.	(9,387)	(624,048)	87.8
Mission Produce, Inc.	(7,560)	(84,974)	12.0
Moelis & Co., Class A	(6,019)	(409,292)	57.6
Montauk Renewables, Inc.	(13,135)	(78,022)	11.0
Myers Industries, Inc.	(40,940)	(610,006)	85.8
Navigator Holdings Ltd.	(28)	(465)	0.1
NBT Bancorp, Inc.	(33,229)	(1,628,886)	229.2
NextNav, Inc.	(2,966)	(24,647)	3.5
nLight, Inc.	(7,114)	(85,866)	12.1
Nu Skin Enterprises, Inc., Class A	(41,304)	(463,431)	65.2
OneWater Marine, Inc., Class A	(17,504)	(431,999)	60.8
Park National Corp.	(764)	(135,197)	19.0
Patterson Cos., Inc.	(36,867)	(930,892)	131.0
Security	Shares	Value	% of Basket Value
United States (continued)
Peloton Interactive, Inc., Class A	(669,715)	$(2,384,185)	335.5%
Peoples Bancorp, Inc.	(35,278)	(1,173,699)	165.2
Piper Sandler Cos.	(6,536)	(1,786,158)	251.4
Pitney Bowes, Inc.	(125,340)	(827,244)	116.4
ProPetro Holding Corp.	(187,135)	(1,794,625)	252.6
RadNet, Inc.	(9,748)	(582,443)	82.0
RCI Hospitality Holdings, Inc.	(8,964)	(443,539)	62.4
Ready Capital Corp.	(152,527)	(1,415,451)	199.2
Redwood Trust, Inc.	(13,746)	(99,933)	14.1
Renasant Corp.	(1,320)	(45,395)	6.4
RXO, Inc.	(392,800)	(12,455,688)	1,752.9
S&T Bancorp, Inc.	(20,311)	(901,402)	126.9
Schrodinger, Inc.	(22,120)	(492,834)	69.4
Seacoast Banking Corp. of Florida	(22,818)	(635,253)	89.4
Select Water Solutions, Inc., Class A	(166,038)	(1,962,569)	276.2
Silk Road Medical, Inc.	(92,689)	(2,503,530)	352.3
Six Flags Entertainment Corp.	(32,079)	(1,527,923)	215.0
Smith Douglas Homes Corp.	(118,220)	(3,888,256)	547.2
Stellar Bancorp, Inc.	(30,882)	(846,167)	119.1
StoneX Group, Inc.	(17,648)	(1,470,784)	207.0
Sunrun, Inc.	(111,844)	(1,960,625)	275.9
Towne Bank	(31,607)	(1,050,617)	147.9
TreeHouse Foods, Inc.	(43,588)	(1,755,725)	247.1
TriCo Bancshares	(19,534)	(908,917)	127.9
TripAdvisor, Inc.	(256,578)	(4,523,470)	636.6
Triumph Group, Inc.	(98,768)	(1,618,807)	227.8
UFP Technologies, Inc.	(1,046)	(336,383)	47.3
United Community Banks, Inc.	(72,134)	(2,232,547)	314.2
Vital Energy, Inc.	(97,189)	(4,238,412)	596.5
Vivid Seats, Inc., Class A	(197,625)	(964,410)	135.7
Westrock Coffee Co.	(11,112)	(110,009)	15.5
White Mountains Insurance Group Ltd.	(1,224)	(2,186,064)	307.6
Xometry, Inc.	(18,242)	(266,880)	37.6
XPEL, Inc.	(23,465)	(959,015)	135.0
		(148,693,848)
Total Reference Entity — Short		(211,757,163)
Net Value of Reference Entity — UBS AG		$(710,582)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock Global Equity Market Neutral Fund

Fair Value Hierarchy as of Period End (continued)
funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 54,077,743	$ —	$ —	$ 54,077,743
Preferred Securities
Preferred Stocks	—	—	4,149,238	4,149,238
U.S. Treasury Obligations	—	82,813,473	—	82,813,473
Short-Term Securities
U.S. Government Sponsored Agency Securities	—	3,025,093	—	3,025,093
U.S. Treasury Obligations	—	2,052,365,210	—	2,052,365,210
Options Purchased
Equity Contracts	580,125	—	—	580,125
	$ 54,657,868	$ 2,138,203,776	$ 4,149,238	$ 2,197,010,882
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 4,862,798	$ 47,914,028	$ —	$ 52,776,826
Interest Rate Contracts	—	1,793,006	—	1,793,006
Liabilities
Equity Contracts	(427,364)	(7,894,545)	—	(8,321,909)
Interest Rate Contracts	—	(488,149)	—	(488,149)
	$ 4,435,434	$ 41,324,340	$ —	$ 45,759,774

(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
AMBAC	AMBAC Assurance Corp.
BAM	Build America Mutual Assurance Co.
CDI	CREST Depository Interest
CVA	Certificaten Van Aandelen (Dutch Certificate)
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
PILOT	Payment in Lieu of Taxes
RB	Revenue Bond
Portfolio Abbreviation (continued)
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
ST	Special Tax